UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (54.5%)
3M Co.^ (Miscellaneous Manufacturing)	2,499	$230,958
Abbott Laboratories (Pharmaceuticals)	6,174	423,289
Abercrombie & Fitch Co. - Class A (Retail)	343	11,635
Accenture PLC - Class A (Computers)	2,499	175,005
ACE, Ltd. (Insurance)	1,323	100,019
Adobe Systems, Inc.* (Software)	1,960	63,622
Advanced Micro Devices, Inc.* (Semiconductors)	2,352	7,926
Aetna, Inc. (Healthcare - Services)	1,323	52,391
AFLAC, Inc. (Insurance)	1,862	89,153
Agilent Technologies, Inc. (Electronics)	1,372	52,753
AGL Resources, Inc. (Gas)	441	18,041
Air Products & Chemicals, Inc. (Chemicals)	833	68,889
Airgas, Inc. (Chemicals)	294	24,196
Akamai Technologies, Inc.* (Internet)	686	26,246
Alcoa, Inc. (Mining)	4,214	37,294
Alexion Pharmaceuticals, Inc.* (Biotechnology)	784	89,690
Allegheny Technologies, Inc. (Iron/Steel)	441	14,068
Allergan, Inc. (Pharmaceuticals)	1,225	112,186
Allstate Corp. (Insurance)	1,911	75,695
Alpha Natural Resources, Inc.* (Coal)	882	5,795
Altera Corp. (Semiconductors)	1,274	43,297
Altria Group, Inc. (Agriculture)	8,036	268,322
Amazon.com, Inc.* (Internet)	1,421	361,389
Ameren Corp. (Electric)	980	32,017
American Electric Power, Inc. (Electric)	1,911	83,969
American Express Co. (Diversified Financial Services)	3,871	220,105
American International Group, Inc.* (Insurance)	4,606	151,031
American Tower Corp. (REIT)	1,568	111,940
Ameriprise Financial, Inc. (Diversified Financial Services)	833	47,223
AmerisourceBergen Corp. (Pharmaceuticals)	980	37,936
Amgen, Inc. (Biotechnology)	3,038	256,164
Amphenol Corp. - Class A (Electronics)	637	37,507
Anadarko Petroleum Corp. (Oil & Gas)	1,960	137,043
Analog Devices, Inc. (Semiconductors)	1,176	46,087
Aon PLC (Insurance)	1,274	66,617
Apache Corp. (Oil & Gas)	1,519	131,348
Apartment Investment and Management Co. - Class A (REIT)	588	15,282
Apollo Group, Inc. - Class A* (Commercial Services)	392	11,388
Apple Computer, Inc. (Computers)	3,675	2,452,180
Applied Materials, Inc. (Semiconductors)	4,900	54,709
Archer-Daniels-Midland Co. (Agriculture)	2,597	70,586
Assurant, Inc. (Insurance)	343	12,794
AT&T, Inc. (Telecommunications)	22,736	857,147
Autodesk, Inc.* (Software)	882	29,432
Automatic Data Processing, Inc. (Commercial Services)	1,911	112,099
AutoNation, Inc.* (Retail)	147	6,419
AutoZone, Inc.* (Retail)	147	54,341
AvalonBay Communities, Inc. (REIT)	392	53,308
Avery Dennison Corp. (Household Products/Wares)	392	12,473
Avon Products, Inc. (Cosmetics/Personal Care)	1,715	27,354
Baker Hughes, Inc. (Oil & Gas Services)	1,715	77,569
Ball Corp. (Packaging & Containers)	588	24,878
Bank of America Corp. (Banks)	42,532	375,558
Bank of New York Mellon Corp. (Banks)	4,655	105,296
Bard (C.R.), Inc. (Healthcare - Products)	294	30,767
Baxter International, Inc. (Healthcare - Products)	2,156	129,921
BB&T Corp. (Banks)	2,744	90,991
Beam, Inc. (Beverages)	637	36,653
Becton, Dickinson & Co. (Healthcare - Products)	784	61,591
Bed Bath & Beyond, Inc.* (Retail)	931	58,653
Bemis Co., Inc. (Packaging & Containers)	392	12,336
Berkshire Hathaway, Inc. - Class B* (Insurance)	7,252	639,626
Best Buy Co., Inc. (Retail)	1,029	17,689
Big Lots, Inc.* (Retail)	245	7,247
Biogen Idec, Inc.* (Biotechnology)	931	138,933
BlackRock, Inc. (Diversified Financial Services)	490	87,367
BMC Software, Inc.* (Software)	588	24,396
Boeing Co. (Aerospace/Defense)	2,646	184,215
BorgWarner, Inc.* (Auto Parts & Equipment)	441	30,478
Boston Properties, Inc. (REIT)	588	65,039
Boston Scientific Corp.* (Healthcare - Products)	5,586	32,064
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,615	223,256
Broadcom Corp. - Class A (Semiconductors)	2,009	69,471
Brown-Forman Corp. (Beverages)	588	38,367
C.H. Robinson Worldwide, Inc. (Transportation)	637	37,296
CA, Inc. (Software)	1,372	35,350
Cablevision Systems Corp. NY - Class A (Media)	833	13,203
Cabot Oil & Gas Corp. (Oil & Gas)	833	37,402
Cameron International Corp.* (Oil & Gas Services)	980	54,949
Campbell Soup Co. (Food)	735	25,593
Capital One Financial Corp. (Banks)	2,303	131,294
Cardinal Health, Inc. (Pharmaceuticals)	1,323	51,557
CareFusion Corp.* (Healthcare - Products)	882	25,040
CarMax, Inc.* (Retail)	882	24,961
Carnival Corp. - Class A (Leisure Time)	1,764	64,280

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	2,597	$223,446
CBRE Group, Inc. - Class A* (Real Estate)	1,176	21,650
CBS Corp. - Class B (Media)	2,352	85,448
Celgene Corp.* (Biotechnology)	1,715	131,026
CenterPoint Energy, Inc. (Gas)	1,666	35,486
CenturyLink, Inc. (Telecommunications)	2,450	98,980
Cerner Corp.* (Software)	588	45,517
CF Industries Holdings, Inc. (Chemicals)	245	54,449
Chesapeake Energy Corp. (Oil & Gas)	2,058	38,834
Chevron Corp. (Oil & Gas)	7,742	902,408
Chipotle Mexican Grill, Inc.* (Retail)	147	46,678
CIGNA Corp. (Healthcare - Services)	1,127	53,161
Cincinnati Financial Corp. (Insurance)	588	22,279
Cintas Corp. (Textiles)	441	18,279
Cisco Systems, Inc. (Telecommunications)	20,874	398,485
Citigroup, Inc. (Banks)	11,564	378,374
Citrix Systems, Inc.* (Software)	735	56,279
Cliffs Natural Resources, Inc. (Iron/Steel)	539	21,091
Clorox Co. (Household Products/Wares)	490	35,305
CME Group, Inc. (Diversified Financial Services)	1,225	70,193
CMS Energy Corp. (Electric)	1,029	24,233
Coach, Inc. (Apparel)	1,127	63,135
Coca-Cola Co. (Beverages)	15,288	579,874
Coca-Cola Enterprises, Inc. (Beverages)	1,078	33,709
Cognizant Technology Solutions Corp.* (Computers)	1,176	82,226
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,764	189,136
Comcast Corp. - Class A (Media)	10,535	376,837
Comerica, Inc. (Banks)	784	24,343
Computer Sciences Corp. (Computers)	637	20,518
ConAgra Foods, Inc. (Food)	1,617	44,613
ConocoPhillips (Oil & Gas)	4,802	274,578
CONSOL Energy, Inc. (Coal)	882	26,504
Consolidated Edison, Inc. (Electric)	1,176	70,431
Constellation Brands, Inc.* (Beverages)	588	19,022
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	637	47,813
Corning, Inc. (Telecommunications)	5,880	77,322
Costco Wholesale Corp. (Retail)	1,715	171,714
Coventry Health Care, Inc. (Healthcare - Services)	539	22,471
Covidien PLC (Healthcare - Products)	1,911	113,552
Crown Castle International Corp.* (Telecommunications)	1,176	75,382
CSX Corp. (Transportation)	4,116	85,407
Cummins, Inc. (Machinery - Diversified)	686	63,256
CVS Caremark Corp. (Retail)	4,998	242,003
D.R. Horton, Inc. (Home Builders)	1,078	22,250
Danaher Corp. (Miscellaneous Manufacturing)	2,303	127,010
Darden Restaurants, Inc. (Retail)	490	27,318
DaVita, Inc.* (Healthcare - Services)	343	35,538
Dean Foods Co.* (Food)	735	12,017
Deere & Co. (Machinery - Diversified)	1,568	129,344
Dell, Inc. (Computers)	5,733	56,527
Denbury Resources, Inc.* (Oil & Gas)	1,519	24,547
DENTSPLY International, Inc. (Healthcare - Products)	539	20,557
Devon Energy Corp. (Oil & Gas)	1,470	88,935
DeVry, Inc. (Commercial Services)	50	1,138
Diamond Offshore Drilling, Inc. (Oil & Gas)	294	19,348
DIRECTV* (Media)	2,499	131,098
Discover Financial Services (Diversified Financial Services)	2,009	79,818
Discovery Communications, Inc. - Class A* (Media)	980	58,437
Dollar Tree, Inc.* (Retail)	931	44,944
Dominion Resources, Inc. (Electric)	2,254	119,327
Dover Corp. (Miscellaneous Manufacturing)	735	43,725
Dr. Pepper Snapple Group, Inc. (Beverages)	833	37,093
DTE Energy Co. (Electric)	686	41,119
Duke Energy Corp. (Electric)	2,793	180,986
Dun & Bradstreet Corp. (Software)	196	15,606
E*TRADE Financial Corp.* (Diversified Financial Services)	1,029	9,065
E.I. du Pont de Nemours & Co. (Chemicals)	3,675	184,742
Eastman Chemical Co. (Chemicals)	588	33,522
Eaton Corp. (Miscellaneous Manufacturing)	1,323	62,525
eBay, Inc.* (Internet)	4,557	220,604
Ecolab, Inc. (Chemicals)	1,029	66,689
Edison International (Electric)	1,274	58,209
Edwards Lifesciences Corp.* (Healthcare - Products)	441	47,350
Electronic Arts, Inc.* (Software)	1,274	16,167
Eli Lilly & Co. (Pharmaceuticals)	4,018	190,493
EMC Corp.* (Computers)	8,281	225,823
Emerson Electric Co. (Electrical Components & Equipment)	2,891	139,549
Ensco PLC - Class A (Oil & Gas)	931	50,795
Entergy Corp. (Electric)	686	47,540
EOG Resources, Inc. (Oil & Gas)	1,078	120,790
EQT Corp. (Oil & Gas)	588	34,692
Equifax, Inc. (Commercial Services)	490	22,824
Equity Residential (REIT)	1,176	67,655
Exelon Corp. (Electric)	3,381	120,296
Expedia, Inc. (Internet)	392	22,673
Expeditors International of Washington, Inc. (Transportation)	833	30,288
Express Scripts Holding Co.* (Pharmaceuticals)	3,185	199,604
Exxon Mobil Corp. (Oil & Gas)	18,228	1,666,951
F5 Networks, Inc.* (Internet)	294	30,782
Family Dollar Stores, Inc. (Retail)	392	25,990
Fastenal Co. (Distribution/Wholesale)	1,078	46,343
Federated Investors, Inc. - Class B (Diversified Financial Services)	392	8,110

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FedEx Corp. (Transportation)	1,176	$99,513
Fidelity National Information Services, Inc. (Software)	980	30,596
Fifth Third Bancorp (Banks)	3,626	56,239
First Horizon National Corp. (Banks)	981	9,443
First Solar, Inc.* (Energy - Alternate Sources)	245	5,426
FirstEnergy Corp. (Electric)	1,666	73,471
Fiserv, Inc.* (Software)	539	39,902
FLIR Systems, Inc. (Electronics)	588	11,745
Flowserve Corp. (Machinery - Diversified)	196	25,037
Fluor Corp. (Engineering & Construction)	637	35,850
FMC Corp. (Chemicals)	539	29,850
FMC Technologies, Inc.* (Oil & Gas Services)	931	43,105
Ford Motor Co. (Auto Manufacturers)	15,043	148,324
Forest Laboratories, Inc.* (Pharmaceuticals)	931	33,153
Fossil, Inc.* (Distribution/Wholesale)	196	16,601
Franklin Resources, Inc. (Diversified Financial Services)	539	67,413
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,724	147,396
Frontier Communications Corp. (Telecommunications)	3,920	19,208
GameStop Corp. - Class A (Retail)	490	10,290
Gannett Co., Inc. (Media)	931	16,525
General Dynamics Corp. (Aerospace/Defense)	1,323	87,477
General Electric Co. (Miscellaneous Manufacturing)	41,650	945,871
General Mills, Inc. (Food)	2,548	101,538
Genuine Parts Co. (Distribution/Wholesale)	588	35,886
Genworth Financial, Inc. - Class A* (Insurance)	1,960	10,251
Gilead Sciences, Inc.* (Biotechnology)	2,989	198,260
Google, Inc. - Class A* (Internet)	1,029	776,380
H & R Block, Inc. (Commercial Services)	1,078	18,682
Halliburton Co. (Oil & Gas Services)	3,675	123,811
Harley-Davidson, Inc. (Leisure Time)	882	37,370
Harman International Industries, Inc. (Home Furnishings)	245	11,309
Harris Corp. (Telecommunications)	441	22,588
Hartford Financial Services Group, Inc. (Insurance)	1,715	33,340
Hasbro, Inc. (Toys/Games/Hobbies)	441	16,833
HCP, Inc. (REIT)	1,715	76,283
Health Care REIT, Inc. (REIT)	882	50,936
Heinz (H.J.) Co. (Food)	1,274	71,280
Helmerich & Payne, Inc. (Oil & Gas)	441	20,996
Hess Corp. (Oil & Gas)	1,176	63,175
Hewlett-Packard Co. (Computers)	7,742	132,079
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,087	184,448
Hormel Foods Corp. (Food)	539	15,760
Hospira, Inc.* (Healthcare - Products)	637	20,906
Host Hotels & Resorts, Inc. (REIT)	2,842	45,614
Hudson City Bancorp, Inc. (Savings & Loans)	1,862	14,822
Humana, Inc. (Healthcare - Services)	637	44,686
Huntington Bancshares, Inc. (Banks)	3,381	23,329
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,715	101,991
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,127	50,512
Integrys Energy Group, Inc. (Electric)	294	15,347
Intel Corp. (Semiconductors)	19,747	447,862
IntercontinentalExchange, Inc.* (Diversified Financial Services)	294	39,223
International Business Machines Corp. (Computers)	4,214	874,194
International Flavors & Fragrances, Inc. (Chemicals)	343	20,436
International Game Technology (Entertainment)	1,078	14,111
International Paper Co. (Forest Products & Paper)	1,715	62,289
Intuit, Inc. (Software)	1,078	63,473
Intuitive Surgical, Inc.* (Healthcare - Products)	147	72,858
Invesco, Ltd. (Diversified Financial Services)	1,764	44,082
Iron Mountain, Inc. (Commercial Services)	588	20,057
J.C. Penney Co., Inc. (Retail)	539	13,092
J.P. Morgan Chase & Co. (Banks)	14,994	606,957
Jabil Circuit, Inc. (Electronics)	735	13,759
Jacobs Engineering Group, Inc.* (Engineering & Construction)	490	19,811
JDS Uniphase Corp.* (Telecommunications)	931	11,530
Johnson & Johnson (Healthcare - Products)	10,878	749,603
Johnson Controls, Inc. (Auto Parts & Equipment)	2,695	73,843
Joy Global, Inc. (Machinery - Construction & Mining)	441	24,722
Juniper Networks, Inc.* (Telecommunications)	2,058	35,212
Kellogg Co. (Food)	980	50,627
KeyCorp (Banks)	3,724	32,548
Kimberly-Clark Corp. (Household Products/Wares)	1,568	134,503
Kimco Realty Corp. (REIT)	1,617	32,777
Kinder Morgan, Inc. (Pipelines)	2,254	80,062
KLA -Tencor Corp. (Semiconductors)	637	30,388
Kohls Corp. (Retail)	833	42,666
Kraft Foods, Inc. - Class A (Food)	7,007	289,739
Kroger Co. (Food)	2,156	50,752
L-3 Communications Holdings, Inc. (Aerospace/Defense)	392	28,110
Laboratory Corp. of America Holdings* (Healthcare - Services)	392	36,248
Lam Research Corp.* (Semiconductors)	735	23,362
Legg Mason, Inc. (Diversified Financial Services)	490	12,093
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	539	13,502

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	637	$22,148
Leucadia National Corp. (Holding Companies - Diversified)	784	17,836
Life Technologies Corp.* (Biotechnology)	686	33,532
Lincoln National Corp. (Insurance)	1,078	26,077
Linear Technology Corp. (Semiconductors)	931	29,652
Lockheed Martin Corp. (Aerospace/Defense)	1,078	100,664
Loews Corp. (Insurance)	1,225	50,544
Lorillard, Inc. (Agriculture)	539	62,767
Lowe’s Cos., Inc. (Retail)	4,508	136,322
LSI Logic Corp.* (Semiconductors)	2,205	15,237
LyondellBasell Industries N.V. - Class A (Chemicals)	1,323	68,346
M&T Bank Corp. (Banks)	490	46,628
Macy’s, Inc. (Retail)	1,568	58,988
Marathon Oil Corp. (Oil & Gas)	2,793	82,589
Marathon Petroleum Corp. (Oil & Gas)	1,323	72,223
Marriott International, Inc. - Class A (Lodging)	981	38,351
Marsh & McLennan Cos., Inc. (Insurance)	2,156	73,153
Masco Corp. (Building Materials)	1,421	21,386
MasterCard, Inc. - Class A (Commercial Services)	441	199,103
Mattel, Inc. (Toys/Games/Hobbies)	1,323	46,940
McCormick & Co., Inc. (Food)	539	33,440
McDonald’s Corp. (Retail)	3,969	364,156
McGraw-Hill Cos., Inc. (Media)	1,127	61,523
McKesson Corp. (Pharmaceuticals)	931	80,094
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	784	57,452
MeadWestvaco Corp. (Forest Products & Paper)	686	20,992
Medtronic, Inc. (Healthcare - Products)	4,018	173,256
Merck & Co., Inc. (Pharmaceuticals)	12,005	541,425
MetLife, Inc. (Insurance)	4,214	145,214
MetroPCS Communications, Inc.* (Telecommunications)	1,225	14,345
Microchip Technology, Inc. (Semiconductors)	784	25,668
Micron Technology, Inc.* (Semiconductors)	4,018	24,048
Microsoft Corp. (Software)	29,743	885,747
Molex, Inc. (Electrical Components & Equipment)	539	14,165
Molson Coors Brewing Co. - Class B (Beverages)	637	28,697
Monsanto Co. (Chemicals)	2,107	191,779
Monster Beverage Corp.* (Beverages)	588	31,846
Moody’s Corp. (Commercial Services)	784	34,629
Morgan Stanley Dean Witter & Co. (Banks)	5,439	91,049
Motorola Solutions, Inc. (Telecommunications)	1,127	56,970
Murphy Oil Corp. (Oil & Gas)	735	39,462
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,617	39,455
Nabors Industries, Ltd.* (Oil & Gas)	1,127	15,812
NASDAQ Stock Market, Inc. (Diversified Financial Services)	490	11,415
National Oilwell Varco, Inc. (Oil & Gas Services)	1,666	133,463
NetApp, Inc.* (Computers)	1,421	46,722
Netflix, Inc.* (Internet)	196	10,670
Newell Rubbermaid, Inc. (Housewares)	1,127	21,514
Newfield Exploration Co.* (Oil & Gas)	539	16,881
Newmont Mining Corp. (Mining)	1,960	109,780
News Corp. - Class A (Media)	8,036	197,123
NextEra Energy, Inc. (Electric)	1,666	117,170
NIKE, Inc. - Class B (Apparel)	1,470	139,518
NiSource, Inc. (Gas)	1,127	28,716
Noble Corp. (Oil & Gas)	980	35,064
Noble Energy, Inc. (Oil & Gas)	686	63,599
Nordstrom, Inc. (Retail)	588	32,446
Norfolk Southern Corp. (Transportation)	1,274	81,065
Northeast Utilities System (Electric)	1,225	46,832
Northern Trust Corp. (Banks)	882	40,938
Northrop Grumman Corp. (Aerospace/Defense)	980	65,101
NRG Energy, Inc. (Electric)	882	18,866
Nucor Corp. (Iron/Steel)	1,274	48,743
NVIDIA Corp.* (Semiconductors)	2,450	32,683
NYSE Euronext (Diversified Financial Services)	980	24,157
O’Reilly Automotive, Inc.* (Retail)	490	40,974
Occidental Petroleum Corp. (Oil & Gas)	3,185	274,101
Omnicom Group, Inc. (Advertising)	1,029	53,055
ONEOK, Inc. (Pipelines)	833	40,242
Oracle Corp. (Software)	15,043	473,704
Owens-Illinois, Inc.* (Packaging & Containers)	637	11,950
PACCAR, Inc. (Auto Manufacturers)	1,372	54,914
Pall Corp. (Miscellaneous Manufacturing)	441	27,999
Parker Hannifin Corp. (Miscellaneous Manufacturing)	588	49,145
Patterson Cos., Inc. (Healthcare - Products)	343	11,744
Paychex, Inc. (Commercial Services)	1,274	42,411
Peabody Energy Corp. (Coal)	1,078	24,029
Pentair, Ltd.(a) (Miscellaneous Manufacturing)	189	8,363
People’s United Financial, Inc. (Savings & Loans)	1,372	16,656
Pepco Holdings, Inc. (Electric)	882	16,670
PepsiCo, Inc. (Beverages)	6,125	433,466
PerkinElmer, Inc. (Electronics)	441	12,996
Perrigo Co. (Pharmaceuticals)	343	39,846
Pfizer, Inc. (Pharmaceuticals)	29,449	731,808
PG&E Corp. (Electric)	1,666	71,088
Philip Morris International, Inc. (Agriculture)	6,664	599,360
Phillips 66 (Oil & Gas)	2,450	113,606
Pinnacle West Capital Corp. (Electric)	441	23,285
Pioneer Natural Resources Co. (Oil & Gas)	490	51,156

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Office/Business Equipment)	784	$10,835
Plum Creek Timber Co., Inc. (Forest Products & Paper)	637	27,926
PNC Financial Services Group (Banks)	2,107	132,952
PPG Industries, Inc. (Chemicals)	588	67,526
PPL Corp. (Electric)	2,303	66,902
Praxair, Inc. (Chemicals)	1,176	122,163
Precision Castparts Corp. (Metal Fabricate/Hardware)	588	96,044
Priceline.com, Inc.* (Internet)	196	121,271
Principal Financial Group, Inc. (Insurance)	1,078	29,041
Procter & Gamble Co. (Cosmetics/Personal Care)	10,878	754,498
Progressive Corp. (Insurance)	2,205	45,732
Prologis, Inc. (REIT)	1,813	63,509
Prudential Financial, Inc. (Insurance)	1,862	101,498
Public Service Enterprise Group, Inc. (Electric)	2,009	64,650
Public Storage, Inc. (REIT)	588	81,832
PulteGroup, Inc.* (Home Builders)	1,323	20,507
QEP Resources, Inc. (Oil & Gas)	686	21,719
Qualcomm, Inc. (Telecommunications)	6,713	419,495
Quanta Services, Inc.* (Commercial Services)	833	20,575
Quest Diagnostics, Inc. (Healthcare - Services)	637	40,405
R.R. Donnelley & Sons Co. (Commercial Services)	735	7,791
Ralph Lauren Corp. (Apparel)	245	37,051
Range Resources Corp. (Oil & Gas)	637	44,507
Raytheon Co. (Aerospace/Defense)	1,323	75,623
Red Hat, Inc.* (Software)	784	44,641
Regions Financial Corp. (Banks)	5,586	40,275
Republic Services, Inc. (Environmental Control)	1,176	32,352
Reynolds American, Inc. (Agriculture)	1,274	55,215
Robert Half International, Inc. (Commercial Services)	539	14,354
Rockwell Automation, Inc. (Machinery - Diversified)	539	37,487
Rockwell Collins, Inc. (Aerospace/Defense)	539	28,912
Roper Industries, Inc. (Machinery - Diversified)	392	43,077
Ross Stores, Inc. (Retail)	882	56,977
Rowan Cos. PLC - Class A* (Oil & Gas)	490	16,547
Ryder System, Inc. (Transportation)	196	7,656
Safeway, Inc. (Food)	931	14,980
SAIC, Inc. (Commercial Services)	1,127	13,569
Salesforce.com, Inc.* (Software)	490	74,818
SanDisk Corp.* (Computers)	931	40,433
SCANA Corp. (Electric)	539	26,018
Schlumberger, Ltd. (Oil & Gas Services)	5,243	379,226
Scripps Networks Interactive - Class A (Media)	343	21,002
Seagate Technology PLC (Computers)	1,372	42,532
Sealed Air Corp. (Packaging & Containers)	686	10,606
Sempra Energy (Gas)	882	56,880
Sherwin-Williams Co. (Chemicals)	343	51,076
Sigma-Aldrich Corp. (Chemicals)	490	35,265
Simon Property Group, Inc. (REIT)	1,176	178,529
SLM Corp. (Diversified Financial Services)	1,862	29,271
Snap-on, Inc. (Hand/Machine Tools)	245	17,608
Southern Co. (Electric)	3,430	158,089
Southwest Airlines Co. (Airlines)	2,940	25,784
Southwestern Energy Co.* (Oil & Gas)	1,372	47,718
Spectra Energy Corp. (Pipelines)	2,597	76,248
Sprint Nextel Corp.* (Telecommunications)	11,858	65,456
St. Jude Medical, Inc. (Healthcare - Products)	1,225	51,609
Stanley Black & Decker, Inc. (Hand/Machine Tools)	686	52,308
Staples, Inc. (Retail)	2,695	31,046
Starbucks Corp. (Retail)	2,989	151,692
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	784	45,441
State Street Corp. (Banks)	1,911	80,186
Stericycle, Inc.* (Environmental Control)	343	31,048
Stryker Corp. (Healthcare - Products)	1,127	62,729
Sunoco, Inc. (Oil & Gas)	392	18,357
SunTrust Banks, Inc. (Banks)	2,107	59,565
Symantec Corp.* (Internet)	2,793	50,274
Sysco Corp. (Food)	2,303	72,015
T. Rowe Price Group, Inc. (Diversified Financial Services)	980	62,034
Target Corp. (Retail)	2,597	164,832
TE Connectivity, Ltd. (Electronics)	1,666	56,661
TECO Energy, Inc. (Electric)	784	13,908
Tenet Healthcare Corp.* (Healthcare - Services)	1,666	10,446
Teradata Corp.* (Computers)	686	51,731
Teradyne, Inc.* (Semiconductors)	735	10,452
Tesoro Petroleum Corp. (Oil & Gas)	539	22,584
Texas Instruments, Inc. (Semiconductors)	4,508	124,195
Textron, Inc. (Miscellaneous Manufacturing)	1,127	29,494
The AES Corp.* (Electric)	2,450	26,877
The Charles Schwab Corp. (Diversified Financial Services)	4,312	55,150
The Chubb Corp. (Insurance)	1,029	78,492
The Dow Chemical Co. (Chemicals)	4,704	136,228
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	931	57,322
The Gap, Inc. (Retail)	1,176	42,077
The Goldman Sachs Group, Inc. (Banks)	1,764	200,532
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	980	11,946
The Hershey Co. (Food)	588	41,683
The Home Depot, Inc. (Retail)	5,929	357,934
The Interpublic Group of Cos., Inc. (Advertising)	1,715	19,071
The JM Smucker Co. - Class A (Food)	441	38,072

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Limited, Inc. (Retail)	931	$45,861
The Mosaic Co. (Chemicals)	1,078	62,104
The Travelers Cos., Inc. (Insurance)	1,519	103,687
The Williams Cos., Inc. (Pipelines)	2,450	85,677
Thermo Fisher Scientific, Inc. (Electronics)	1,421	83,597
Tiffany & Co. (Retail)	490	30,321
Time Warner Cable, Inc. (Media)	1,225	116,448
Time Warner, Inc. (Media)	3,724	168,809
Titanium Metals Corp. (Mining)	294	3,772
TJX Cos., Inc. (Retail)	2,891	129,488
Torchmark Corp. (Insurance)	392	20,129
Total System Services, Inc. (Commercial Services)	637	15,097
TripAdvisor, Inc.* (Internet)	441	14,522
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,813	101,999
Tyson Foods, Inc. - Class A (Food)	1,127	18,055
U.S. Bancorp (Banks)	7,497	257,147
Union Pacific Corp. (Transportation)	1,862	221,019
United Parcel Service, Inc. - Class B (Transportation)	2,842	203,402
United States Steel Corp. (Iron/Steel)	588	11,213
United Technologies Corp. (Aerospace/Defense)	3,332	260,862
UnitedHealth Group, Inc. (Healthcare - Services)	4,067	225,352
UnumProvident Corp. (Insurance)	1,127	21,661
Urban Outfitters, Inc.* (Retail)	441	16,564
V.F. Corp. (Apparel)	343	54,660
Valero Energy Corp. (Oil & Gas)	2,156	68,302
Varian Medical Systems, Inc.* (Healthcare - Products)	441	26,601
Ventas, Inc. (REIT)	1,176	73,206
VeriSign, Inc.* (Internet)	637	31,016
Verizon Communications, Inc. (Telecommunications)	11,221	511,341
Viacom, Inc. - Class B (Media)	1,862	99,785
Visa, Inc. - Class A (Commercial Services)	2,058	276,348
Vornado Realty Trust (REIT)	686	55,600
Vulcan Materials Co. (Mining)	490	23,177
W.W. Grainger, Inc. (Distribution/Wholesale)	245	51,051
Wal-Mart Stores, Inc. (Retail)	6,615	488,187
Walgreen Co. (Retail)	3,381	123,204
Walt Disney Co. (Media)	7,056	368,888
Washington Post Co. - Class B (Media)	49	17,788
Waste Management, Inc. (Environmental Control)	1,715	55,017
Waters Corp.* (Electronics)	343	28,582
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	490	41,728
WellPoint, Inc. (Healthcare - Services)	1,274	73,905
Wells Fargo & Co. (Banks)	19,404	670,020
Western Digital Corp. (Computers)	882	34,160
Western Union Co. (Commercial Services)	2,401	43,746
Weyerhaeuser Co. (REIT)	2,107	55,077
Whirlpool Corp. (Home Furnishings)	294	24,376
Whole Foods Market, Inc. (Food)	686	66,816
Windstream Corp. (Telecommunications)	2,303	23,283
Wisconsin Energy Corp. (Electric)	931	35,071
WPX Energy, Inc.* (Oil & Gas)	784	13,007
Wyndham Worldwide Corp. (Lodging)	539	28,287
Wynn Resorts, Ltd. (Lodging)	294	33,939
Xcel Energy, Inc. (Electric)	1,911	52,954
Xerox Corp. (Office/Business Equipment)	5,145	37,764
Xilinx, Inc. (Semiconductors)	1,029	34,379
XL Group PLC (Insurance)	1,225	29,437
Xylem, Inc. (Machinery - Diversified)	735	18,485
Yahoo!, Inc.* (Internet)	4,116	65,753
YUM! Brands, Inc. (Retail)	1,813	120,274
Zimmer Holdings, Inc. (Healthcare - Products)	686	46,387
Zions Bancorp (Banks)	735	15,181
TOTAL COMMON STOCKS (Cost $25,982,071)		50,798,138

	Principal Amount	Value
Repurchase Agreements(b)(c) (43.7%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $40,745,408	$40,745,000	$40,745,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,745,000)		40,745,000

TOTAL INVESTMENT SECURITIES (Cost $66,727,071) — 98.2%		91,543,138
Net other assets (liabilities) — 1.8%		1,682,690

NET ASSETS — 100.0%		$93,225,828

^	All or a portion of this security is designated on the ProFund VP Bull’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $3,289,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $16,341,900)	228	$9,859

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$13,382,374	$(55,804)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	12,535,117	(56,428)
		$(112,232)

ProFund VP Bull invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$72,126	0.1%
Aerospace/Defense	830,964	0.9%
Agriculture	1,056,250	1.1%
Airlines	25,784	NM
Apparel	294,364	0.3%
Auto Manufacturers	203,238	0.2%
Auto Parts & Equipment	116,267	0.1%
Banks	3,468,845	3.7%
Beverages	1,238,727	1.3%
Biotechnology	847,605	0.9%
Building Materials	21,386	NM
Chemicals	1,217,260	1.3%
Coal	56,328	0.1%
Commercial Services	853,811	0.9%
Computers	4,234,130	4.6%
Cosmetics/Personal Care	1,028,310	1.1%
Distribution/Wholesale	149,881	0.2%
Diversified Financial Services	866,719	0.9%
Electric	1,605,325	1.7%
Electrical Components & Equipment	153,714	0.2%
Electronics	297,600	0.3%
Energy - Alternate Sources	5,426	NM
Engineering & Construction	55,661	0.1%
Entertainment	14,111	NM
Environmental Control	118,417	0.1%
Food	946,980	1.0%
Forest Products & Paper	111,207	0.1%
Gas	139,123	0.1%
Hand/Machine Tools	69,916	0.1%
Healthcare - Products	1,676,535	1.8%
Healthcare - Services	594,603	0.6%
Holding Companies - Diversified	17,836	NM
Home Builders	64,905	0.1%
Home Furnishings	35,685	NM
Household Products/Wares	182,281	0.2%
Housewares	21,514	NM
Insurance	1,925,470	2.1%
Internet	1,731,580	1.9%
Iron/Steel	95,115	0.1%
Leisure Time	101,650	0.1%
Lodging	146,018	0.2%
Machinery - Construction & Mining	248,168	0.3%
Machinery - Diversified	316,686	0.3%
Media	1,732,914	1.9%
Metal Fabricate/Hardware	96,044	0.1%
Mining	321,419	0.3%
Miscellaneous Manufacturing	2,025,355	2.2%
Office/Business Equipment	48,599	0.1%
Oil & Gas	4,629,076	5.1%
Oil & Gas Services	812,123	0.9%
Packaging & Containers	59,770	0.1%
Pharmaceuticals	2,803,282	3.0%
Pipelines	282,229	0.3%
REIT	1,026,587	1.1%
Real Estate	21,650	NM
Retail	3,196,983	3.4%
Savings & Loans	31,478	NM
Semiconductors	1,019,416	1.1%
Software	1,899,250	2.0%
Telecommunications	2,686,744	2.9%
Textiles	18,279	NM
Toys/Games/Hobbies	63,773	0.1%
Transportation	765,646	0.8%
Other**	42,427,690	45.5%
Total	$93,225,828	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.0%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $12,721,129	$12,721,000	$12,721,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,721,000)		12,721,000

TOTAL INVESTMENT SECURITIES (Cost $12,721,000) — 99.0%		12,721,000
Net other assets (liabilities) — 1.0%		131,668

NET ASSETS — 100.0%		$12,852,668

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $1,017,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $3,349,680)	34	$(73,420)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$4,588,891	$(14,525)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	4,929,708	(16,003)
		$(30,528)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (42.3%)
3D Systems Corp.* (Computers)	204	$6,701
8x8, Inc.* (Telecommunications)	612	4,015
AAR Corp. (Aerospace/Defense)	306	5,025
Abaxis, Inc.* (Healthcare - Products)	102	3,664
ABIOMED, Inc.* (Healthcare - Products)	170	3,568
ABM Industries, Inc. (Commercial Services)	442	8,367
Acacia Research Corp.* (Media)	272	7,456
Acadia Healthcare Co., Inc.* (Healthcare - Services)	170	4,055
Acadia Realty Trust (REIT)	238	5,907
Acco Brands Corp.* (Household Products/Wares)	748	4,855
Accretive Health, Inc.* (Commercial Services)	374	4,174
Accuray, Inc.* (Healthcare - Products)	476	3,370
Accuride Corp.* (Auto Parts & Equipment)	476	2,218
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	374	3,893
ACI Worldwide, Inc.* (Software)	170	7,184
Acorda Therapeutics, Inc.* (Biotechnology)	204	5,224
Actuant Corp. - Class A (Miscellaneous Manufacturing)	408	11,677
Acuity Brands, Inc. (Electrical Components & Equipment)	204	12,911
Acxiom Corp.* (Software)	476	8,697
ADTRAN, Inc. (Telecommunications)	340	5,875
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	238	2,932
Advent Software, Inc.* (Software)	136	3,342
Advisory Board Co.* (Commercial Services)	170	8,131
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	3,023
Aegion Corp.* (Engineering & Construction)	170	3,257
Aeropostale, Inc.* (Retail)	408	5,520
Aerovironment, Inc.* (Aerospace/Defense)	170	3,990
AFC Enterprises, Inc.* (Retail)	170	4,182
Affymax, Inc.* (Biotechnology)	238	5,012
Air Methods Corp.* (Healthcare - Services)	68	8,117
Aircastle, Ltd. (Trucking & Leasing)	442	5,008
Akorn, Inc.* (Pharmaceuticals)	442	5,843
Alaska Air Group, Inc.* (Airlines)	340	11,920
Albany International Corp. - Class A (Machinery - Diversified)	272	5,976
Align Technology, Inc.* (Healthcare - Products)	340	12,570
Alkermes PLC* (Pharmaceuticals)	680	14,110
Allegiant Travel Co.* (Airlines)	68	4,308
ALLETE, Inc. (Electric)	306	12,772
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	272	5,111
Alterra Capital Holdings, Ltd. (Insurance)	442	10,581
Altra Holdings, Inc. (Machinery - Diversified)	170	3,094
AMCOL International Corp. (Mining)	102	3,456
Amedisys, Inc.* (Healthcare - Services)	204	2,817
American Assets Trust, Inc. (REIT)	306	8,198
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	374	4,215
American Equity Investment Life Holding Co. (Insurance)	680	7,908
American Greetings Corp. - Class A (Household Products/Wares)	204	3,427
American Public Education, Inc.* (Commercial Services)	102	3,716
American Realty Capital Trust, Inc. (Investment Companies)	714	8,375
American Science & Engineering, Inc. (Electronics)	68	4,461
American States Water Co. (Water)	136	6,042
American Vanguard Corp. (Chemicals)	204	7,099
Ameristar Casinos, Inc. (Lodging)	170	3,026
Amkor Technology, Inc.* (Semiconductors)	612	2,693
AmSurg Corp.* (Healthcare - Services)	136	3,860
AmTrust Financial Services, Inc. (Insurance)	204	5,226
Analogic Corp. (Electronics)	68	5,316
Ancestry.com, Inc.* (Internet)	170	5,114
Angie’s List, Inc.* (Internet)	306	3,237
Anixter International, Inc. (Telecommunications)	136	7,815
ANN, Inc.* (Retail)	272	10,263
Annie’s, Inc.* (Food)	68	3,049
Antares Pharma, Inc.* (Pharmaceuticals)	782	3,410
Anworth Mortgage Asset Corp. (REIT)	612	4,162
Apogee Enterprises, Inc. (Building Materials)	238	4,670
Apollo Investment Corp. (Investment Companies)	884	6,957
Applied Industrial Technologies, Inc. (Machinery - Diversified)	272	11,269
Applied Micro Circuits Corp.* (Semiconductors)	544	2,753
Approach Resources, Inc.* (Oil & Gas)	170	5,122
Arabian American Development Co.* (Oil & Gas)	238	2,330
Arbitron, Inc. (Commercial Services)	102	3,866
Arch Coal, Inc. (Coal)	986	6,241
Arctic Cat, Inc.* (Leisure Time)	68	2,819
Arena Pharmaceuticals, Inc.* (Biotechnology)	748	6,223
Argo Group International Holdings, Ltd. (Insurance)	136	4,405
Arkansas Best Corp. (Transportation)	238	1,885
Arlington Asset Investment Corp. - Class A (Investment Companies)	170	4,056

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Array BioPharma, Inc.* (Pharmaceuticals)	816	$4,782
Arris Group, Inc.* (Telecommunications)	748	9,567
ArthroCare Corp.* (Healthcare - Products)	136	4,406
Aruba Networks, Inc.* (Telecommunications)	510	11,467
Asbury Automotive Group, Inc.* (Retail)	170	4,752
Ashford Hospitality Trust (REIT)	408	3,427
Aspen Technology, Inc.* (Software)	476	12,305
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	204	1,557
Associated Estates Realty Corp. (REIT)	408	6,185
Astec Industries, Inc.* (Machinery - Construction & Mining)	136	4,299
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,462	4,488
Astoria Financial Corp. (Savings & Loans)	646	6,382
athenahealth, Inc.* (Software)	136	12,481
Atlantic Power Corp. (Electric)	476	7,121
Atlantic Tele-Network, Inc. (Telecommunications)	102	4,384
Atlas Air Worldwide Holdings, Inc.* (Transportation)	136	7,022
ATMI, Inc.* (Semiconductors)	170	3,157
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	204	4,990
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,088	3,482
Aveo Phamaceuticals, Inc.* (Biotechnology)	272	2,832
Avis Budget Group, Inc.* (Commercial Services)	510	7,844
Avista Corp. (Electric)	306	7,876
B&G Foods, Inc. - Class A (Food)	272	8,244
Badger Meter, Inc. (Electronics)	68	2,475
Balchem Corp. (Chemicals)	136	4,995
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	170	3,755
BancorpSouth, Inc. (Banks)	646	9,522
Bank of the Ozarks, Inc. (Banks)	170	5,860
Bankrate, Inc.* (Internet)	340	5,297
Banner Corp. (Banks)	136	3,686
Barnes & Noble, Inc.* (Retail)	170	2,173
Barnes Group, Inc. (Miscellaneous Manufacturing)	306	7,653
BBCN Bancorp, Inc.* (Banks)	646	8,146
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	204	5,814
bebe Stores, Inc. (Retail)	544	2,611
Belden, Inc. (Electrical Components & Equipment)	238	8,777
Benchmark Electronics, Inc.* (Electronics)	476	7,269
Berry Petroleum Co. - Class A (Oil & Gas)	272	11,051
BGC Partners, Inc. - Class A (Diversified Financial Services)	578	2,832
Bill Barrett Corp.* (Oil & Gas)	272	6,737
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	136	3,887
BioScrip, Inc.* (Pharmaceuticals)	374	3,407
BJ’s Restaurants, Inc.* (Retail)	102	4,626
Black Box Corp. (Telecommunications)	102	2,602
Black Hills Corp. (Electric)	408	14,513
Blackbaud, Inc. (Software)	170	4,066
BlackRock Kelso Capital Corp. (Investment Companies)	340	3,305
Blount International, Inc.* (Miscellaneous Manufacturing)	442	5,817
Blucora, Inc.* (Internet)	204	3,633
Blyth, Inc. (Household Products/Wares)	68	1,767
Bob Evans Farms, Inc. (Retail)	102	3,991
Boise, Inc. (Forest Products & Paper)	476	4,170
Boston Beer Co., Inc. - Class A* (Beverages)	34	3,807
Boston Private Financial Holdings, Inc. (Banks)	374	3,587
Bottomline Technologies, Inc.* (Software)	238	5,876
Boyd Gaming Corp.* (Lodging)	476	3,361
Brady Corp. - Class A (Electronics)	340	9,955
Bridgepoint Education, Inc.* (Commercial Services)	238	2,416
Briggs & Stratton Corp. (Machinery - Diversified)	408	7,617
Brightpoint, Inc.* (Distribution/Wholesale)	476	4,274
Bristow Group, Inc. (Transportation)	170	8,593
BroadSoft, Inc.* (Internet)	136	5,579
Brookline Bancorp, Inc. (Savings & Loans)	510	4,498
Brooks Automation, Inc. (Semiconductors)	340	2,730
Brown Shoe Co., Inc. (Retail)	272	4,360
Brunswick Corp. (Leisure Time)	374	8,464
Buckeye Technologies, Inc. (Forest Products & Paper)	170	5,450
Buffalo Wild Wings, Inc.* (Retail)	102	8,745
C&J Energy Services, Inc.* (Oil & Gas Services)	272	5,413
Cabela’s, Inc.* (Retail)	272	14,873
Cabot Microelectronics Corp. (Semiconductors)	136	4,779
CACI International, Inc. - Class A* (Computers)	136	7,043
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	714	2,799
Caesars Entertainment Corp.* (Lodging)	272	1,850
Cal-Maine Foods, Inc. (Food)	68	3,056
Calgon Carbon Corp.* (Environmental Control)	442	6,325
California Water Service Group (Water)	408	7,609
Calix, Inc.* (Telecommunications)	306	1,958
Callaway Golf Co. (Leisure Time)	408	2,505
Cambrex Corp.* (Biotechnology)	306	3,589
Campus Crest Communities, Inc. (REIT)	340	3,672

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cantel Medical Corp. (Healthcare - Products)	136	$3,683
Capstead Mortgage Corp. (REIT)	510	6,880
Cardtronics, Inc.* (Commercial Services)	204	6,075
Career Education Corp.* (Commercial Services)	578	2,179
Carrizo Oil & Gas, Inc.* (Oil & Gas)	204	5,102
Casey’s General Stores, Inc. (Retail)	204	11,657
Cash America International, Inc. (Retail)	170	6,557
Cathay Bancorp, Inc. (Banks)	748	12,910
Cavium, Inc.* (Semiconductors)	272	9,066
Cbeyond, Inc.* (Telecommunications)	408	4,023
CBIZ, Inc.* (Commercial Services)	442	2,661
CEC Entertainment, Inc. (Retail)	102	3,072
Cedar Realty Trust, Inc. (REIT)	646	3,411
Centene Corp.* (Healthcare - Services)	238	8,904
Central Garden & Pet Co. - Class A* (Household Products/Wares)	408	4,929
Central Pacific Financial Corp.* (Banks)	306	4,376
Century Aluminum Co.* (Mining)	544	3,890
Cepheid, Inc.* (Healthcare - Products)	340	11,733
Ceradyne, Inc. (Miscellaneous Manufacturing)	136	3,322
CEVA, Inc.* (Semiconductors)	170	2,445
CH Energy Group, Inc. (Electric)	68	4,434
Chart Industries, Inc.* (Machinery - Diversified)	136	10,044
Checkpoint Systems, Inc.* (Electronics)	340	2,815
Chemed Corp. (Commercial Services)	68	4,712
Chemtura Corp.* (Chemicals)	544	9,368
Chesapeake Lodging Trust (REIT)	204	4,053
CIBER, Inc.* (Computers)	578	2,006
Ciena Corp.* (Telecommunications)	408	5,549
Cincinnati Bell, Inc.* (Telecommunications)	850	4,845
CIRCOR International, Inc. (Metal Fabricate/Hardware)	136	5,134
Cirrus Logic, Inc.* (Semiconductors)	272	10,442
Citizens Republic Bancorp, Inc.* (Banks)	340	6,579
City Holding Co. (Banks)	68	2,437
Clarcor, Inc. (Miscellaneous Manufacturing)	272	12,139
Clayton Williams Energy, Inc.* (Oil & Gas)	102	5,293
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	340	4,478
Clearwater Paper Corp.* (Forest Products & Paper)	102	4,214
Cleco Corp. (Electric)	272	11,419
Cloud Peak Energy, Inc.* (Coal)	374	6,769
Clovis Oncology, Inc.* (Pharmaceuticals)	102	2,086
CNO Financial Group, Inc. (Insurance)	1,088	10,499
Coeur d’Alene Mines Corp.* (Mining)	510	14,703
Cogent Communications Group, Inc. (Internet)	238	5,472
Cognex Corp. (Machinery - Diversified)	238	8,230
Cohen & Steers, Inc. (Diversified Financial Services)	102	3,021
Coherent, Inc.* (Electronics)	136	6,237
Coinstar, Inc.* (Retail)	136	6,117
Collective Brands, Inc.* (Retail)	238	5,167
Colonial Properties Trust (REIT)	408	8,588
Colony Financial, Inc. (REIT)	476	9,272
Columbia Banking System, Inc. (Banks)	306	5,673
Columbia Sportswear Co. (Apparel)	102	5,508
Community Bank System, Inc. (Banks)	340	9,585
Community Trust Bancorp, Inc. (Banks)	68	2,416
CommVault Systems, Inc.* (Software)	204	11,975
comScore, Inc.* (Internet)	204	3,111
Comstock Resources, Inc.* (Oil & Gas)	272	4,999
Comverse Technology, Inc.* (Telecommunications)	1,088	6,691
Conceptus, Inc.* (Healthcare - Products)	136	2,762
CONMED Corp. (Healthcare - Products)	136	3,876
Consolidated Communications Holdings, Inc. (Telecommunications)	306	5,260
Constant Contact, Inc.* (Internet)	136	2,366
Convergys Corp. (Commercial Services)	748	11,721
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	306	5,869
Cornerstone OnDemand, Inc.* (Software)	238	7,297
CoStar Group, Inc.* (Commercial Services)	102	8,317
Cousins Properties, Inc. (REIT)	510	4,049
Cracker Barrel Old Country Store, Inc. (Retail)	102	6,845
Cray, Inc.* (Computers)	238	3,023
Credit Acceptance Corp.* (Diversified Financial Services)	34	2,907
CreXus Investment Corp. (REIT)	544	5,881
Crocs, Inc.* (Apparel)	442	7,165
CSG Systems International, Inc.* (Software)	272	6,117
CubeSmart (REIT)	544	7,001
Cubic Corp. (Aerospace/Defense)	136	6,808
Cubist Pharmaceuticals, Inc.* (Biotechnology)	306	14,590
Curis, Inc.* (Biotechnology)	612	2,534
Curtiss-Wright Corp. (Aerospace/Defense)	272	8,894
CVB Financial Corp. (Banks)	680	8,119
CVR Energy, Inc.* (Oil & Gas)	136	4,998
Cyberonics, Inc.* (Healthcare - Products)	102	5,347
Cymer, Inc.* (Electronics)	136	6,944
Dana Holding Corp. (Auto Parts & Equipment)	544	6,691

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Darling International, Inc.* (Environmental Control)	714	$13,059
DCT Industrial Trust, Inc. (REIT)	816	5,280
DealerTrack Holdings, Inc.* (Internet)	204	5,681
Delek US Holdings, Inc. (Oil & Gas)	170	4,333
Deltic Timber Corp. (Forest Products & Paper)	34	2,219
Deluxe Corp. (Commercial Services)	408	12,468
Demand Media, Inc.* (Media)	374	4,065
Dendreon Corp.* (Biotechnology)	748	3,613
DepoMed, Inc.* (Pharmaceuticals)	578	3,416
Dexcom, Inc.* (Healthcare - Products)	374	5,621
DFC Global Corp.* (Commercial Services)	306	5,248
DiamondRock Hospitality Co. (REIT)	884	8,513
Dice Holdings, Inc.* (Internet)	340	2,863
Digital River, Inc.* (Internet)	272	4,532
DigitalGlobe, Inc.* (Telecommunications)	238	4,853
Dime Community Bancshares, Inc. (Savings & Loans)	204	2,946
DineEquity, Inc.* (Retail)	68	3,808
Diodes, Inc.* (Semiconductors)	340	5,783
Dole Food Co., Inc.* (Food)	408	5,724
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	102	8,867
Domino’s Pizza, Inc. (Retail)	306	11,536
Dorman Products, Inc.* (Auto Parts & Equipment)	170	5,357
Douglas Dynamics, Inc. (Auto Parts & Equipment)	272	4,023
Dril-Quip, Inc.* (Oil & Gas Services)	170	12,220
Duff & Phelps Corp. - Class A (Diversified Financial Services)	204	2,776
DuPont Fabros Technology, Inc. (REIT)	374	9,443
DXP Enterprises, Inc.* (Machinery - Diversified)	68	3,248
Dycom Industries, Inc.* (Engineering & Construction)	238	3,422
Dynavax Technologies Corp.* (Biotechnology)	1,020	4,855
Dynex Capital, Inc. (REIT)	442	4,752
E.W. Scripps Co.* (Media)	306	3,259
Eagle Materials, Inc. (Building Materials)	204	9,437
EarthLink, Inc. (Internet)	544	3,873
EastGroup Properties, Inc. (REIT)	170	9,044
Ebix, Inc. (Software)	238	5,619
Echo Global Logistics, Inc.* (Transportation)	170	2,916
Education Realty Trust, Inc. (REIT)	510	5,559
El Paso Electric Co. (Electric)	408	13,974
Electronics for Imaging, Inc.* (Computers)	272	4,518
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	170	8,031
Ellie Mae, Inc.* (Diversified Financial Services)	170	4,629
EMCOR Group, Inc. (Engineering & Construction)	374	10,674
Emergent Biosolutions, Inc.* (Biotechnology)	238	3,382
Empire District Electric Co. (Electric)	408	8,792
Employers Holdings, Inc. (Insurance)	204	3,739
Emulex Corp.* (Semiconductors)	578	4,167
Encore Capital Group, Inc.* (Diversified Financial Services)	170	4,804
Encore Wire Corp. (Electrical Components & Equipment)	136	3,979
Endologix, Inc.* (Healthcare - Products)	306	4,229
Energy XXI (Bermuda), Ltd. (Oil & Gas)	272	9,506
EnerSys* (Electrical Components & Equipment)	238	8,399
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	102	3,673
Entegris, Inc.* (Semiconductors)	816	6,634
Entertainment Properties Trust (REIT)	306	13,596
Entropic Communications, Inc.* (Semiconductors)	612	3,562
Enzon Pharmaceuticals, Inc.* (Biotechnology)	510	3,550
EPL Oil & Gas, Inc.* (Oil & Gas)	204	4,139
Equity One, Inc. (REIT)	544	11,457
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	102	3,963
Esterline Technologies Corp.* (Aerospace/Defense)	136	7,635
Ethan Allen Interiors, Inc. (Home Furnishings)	136	2,981
Euronet Worldwide, Inc.* (Commercial Services)	340	6,389
EverBank Financial Corp. (Savings & Loans)	476	6,555
Evercore Partners, Inc. - Class A (Diversified Financial Services)	238	6,426
Exact Sciences Corp.* (Biotechnology)	374	4,118
ExactTarget, Inc.* (Internet)	204	4,941
ExamWorks Group, Inc.* (Commercial Services)	238	3,551
Exelixis, Inc.* (Biotechnology)	714	3,441
Exlservice Holdings, Inc.* (Commercial Services)	204	6,018
Exponent, Inc.* (Engineering & Construction)	68	3,882
Express, Inc.* (Retail)	442	6,550
Exterran Holdings, Inc.* (Oil & Gas Services)	374	7,585
Extreme Networks, Inc.* (Telecommunications)	782	2,612
EZCORP, Inc. - Class A* (Retail)	204	4,678
F.N.B. Corp. (Banks)	952	10,672
Fabrinet* (Miscellaneous Manufacturing)	204	2,364
Fair Isaac Corp. (Software)	136	6,019
FARO Technologies, Inc.* (Electronics)	68	2,810
FBL Financial Group, Inc. - Class A (Insurance)	136	4,515
Federal Signal Corp.* (Miscellaneous Manufacturing)	442	2,793

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federal-Mogul Corp.* (Auto Parts & Equipment)	340	$3,111
FEI Co. (Electronics)	170	9,095
FelCor Lodging Trust, Inc.* (REIT)	578	2,740
Ferro Corp.* (Chemicals)	612	2,099
Fifth & Pacific Cos., Inc.* (Retail)	476	6,083
Fifth Street Finance Corp. (Investment Companies)	442	4,853
Financial Engines, Inc.* (Diversified Financial Services)	204	4,861
Finisar Corp.* (Telecommunications)	442	6,321
First American Financial Corp. (Insurance)	646	13,999
First BanCorp.* (Banks)	986	4,358
First Cash Financial Services, Inc.* (Retail)	102	4,693
First Commonwealth Financial Corp. (Banks)	748	5,273
First Financial Bancorp (Banks)	340	5,749
First Financial Bankshares, Inc. (Banks)	136	4,900
First Industrial Realty Trust, Inc.* (REIT)	544	7,148
First Midwest Bancorp, Inc. (Banks)	510	6,401
First Potomac Realty Trust (REIT)	442	5,693
First Solar, Inc.* (Energy - Alternate Sources)	340	7,529
FirstMerit Corp. (Banks)	612	9,015
Flagstone Reinsurance Holdings S.A. (Insurance)	340	2,921
Flotek Industries, Inc.* (Oil & Gas Services)	306	3,877
Forest Oil Corp.* (Oil & Gas)	748	6,321
FormFactor, Inc.* (Semiconductors)	374	2,091
Forum Energy Technologies, Inc.* (Oil & Gas Services)	306	7,442
Forward Air Corp. (Transportation)	102	3,102
Francesca’s Holdings Corp.* (Retail)	170	5,224
Franklin Street Properties Corp. (REIT)	374	4,140
Fred’s, Inc. (Retail)	204	2,903
Fresh Del Monte Produce, Inc. (Food)	340	8,704
FTI Consulting, Inc.* (Commercial Services)	272	7,257
Fuller (H.B.) Co. (Chemicals)	340	10,431
GasLog, Ltd.* (Transportation)	340	3,937
Gaylord Entertainment Co.* (Lodging)	170	6,720
Generac Holdings, Inc. (Electrical Components & Equipment)	204	4,670
Genesco, Inc.* (Retail)	136	9,075
Genesee & Wyoming, Inc. - Class A* (Transportation)	204	13,639
Genomic Health, Inc.* (Healthcare - Products)	136	4,718
GenOn Energy, Inc.* (Electric)	2,074	5,247
GeoEye, Inc.* (Telecommunications)	238	6,290
Georgia Gulf Corp. (Chemicals)	170	6,157
Getty Realty Corp. (REIT)	204	3,662
Glacier Bancorp, Inc. (Banks)	408	6,357
Glatfelter (Forest Products & Paper)	476	8,478
Glimcher Realty Trust (REIT)	612	6,469
Global Cash Access Holdings, Inc.* (Commercial Services)	476	3,832
Global Power Equipment Group, Inc. (Machinery - Diversified)	136	2,515
Globe Specialty Metals, Inc. (Mining)	374	5,692
Glu Mobile, Inc.* (Software)	544	2,519
Gold Resource Corp. (Mining)	170	3,647
Government Properties Income Trust (REIT)	306	7,160
GP Strategies Corp.* (Miscellaneous Manufacturing)	136	2,628
Grand Canyon Education, Inc.* (Commercial Services)	306	7,200
Granite Construction, Inc. (Engineering & Construction)	272	7,812
Graphic Packaging Holding Co.* (Packaging & Containers)	782	4,543
Great Lakes Dredge & Dock Co. (Commercial Services)	408	3,142
Greatbatch, Inc.* (Healthcare - Products)	272	6,618
Green Dot Corp. - Class A* (Commercial Services)	204	2,495
Greenhill & Co., Inc. (Diversified Financial Services)	204	10,557
Group 1 Automotive, Inc. (Retail)	136	8,191
GSI Group, Inc.* (Electronics)	238	2,121
GT Advanced Technologies, Inc.* (Semiconductors)	612	3,335
Guidewire Software, Inc.* (Software)	136	4,223
GulfMark Offshore, Inc. - Class A* (Transportation)	136	4,493
Gulfport Energy Corp.* (Oil & Gas)	272	8,503
H&E Equipment Services, Inc. (Commercial Services)	204	2,472
Haemonetics Corp.* (Healthcare - Products)	136	10,907
Halcon Resources Corp.* (Oil & Gas)	646	4,735
Halozyme Therapeutics, Inc.* (Biotechnology)	476	3,599
Hancock Holding Co. (Banks)	442	13,680
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	238	6,790
Harbinger Group, Inc.* (Holding Companies - Diversified)	510	4,299
Harmonic, Inc.* (Telecommunications)	918	4,168
Harris Teeter Supermarkets, Inc. (Food)	272	10,564
Harvest Natural Resources, Inc.* (Oil & Gas)	408	3,639
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	170	3,014
Headwaters, Inc.* (Energy - Alternate Sources)	510	3,356
Healthcare Realty Trust, Inc. (REIT)	374	8,621
Healthcare Services Group, Inc. (Commercial Services)	510	11,664
HEALTHSOUTH Corp.* (Healthcare - Services)	544	13,089
HealthStream, Inc.* (Internet)	102	2,903
Heartland Express, Inc. (Transportation)	510	6,814

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heartland Payment Systems, Inc. (Commercial Services)	272	$8,617
HeartWare International, Inc.* (Healthcare - Products)	68	6,425
Hecla Mining Co. (Mining)	1,496	9,799
HEICO Corp. (Aerospace/Defense)	272	10,524
Helen of Troy, Ltd.* (Household Products/Wares)	136	4,329
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	578	10,560
Hercules Offshore, Inc.* (Oil & Gas)	1,258	6,139
Hercules Technology Growth Capital, Inc. (Private Equity)	306	3,369
Herman Miller, Inc. (Office Furnishings)	340	6,610
Hersha Hospitality Trust (REIT)	782	3,832
Hexcel Corp.* (Miscellaneous Manufacturing)	510	12,250
HFF, Inc. - Class A* (Real Estate)	204	3,040
Hibbett Sports, Inc.* (Retail)	102	6,064
Higher One Holdings, Inc.* (Diversified Financial Services)	272	3,667
Highwoods Properties, Inc. (REIT)	306	9,982
Hillenbrand, Inc. (Commercial Services)	544	9,895
Hilltop Holdings, Inc.* (Insurance)	272	3,457
Hittite Microwave Corp.* (Semiconductors)	136	7,544
HMS Holdings Corp.* (Commercial Services)	442	14,776
HNI Corp. (Office Furnishings)	204	5,204
Home Bancshares, Inc. (Banks)	102	3,477
Horace Mann Educators Corp. (Insurance)	340	6,157
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	170	6,231
HSN, Inc. (Retail)	204	10,006
Hub Group, Inc. - Class A* (Transportation)	204	6,055
Hudson Pacific Properties, Inc. (REIT)	374	6,919
Huron Consulting Group, Inc.* (Commercial Services)	136	4,736
IBERIABANK Corp. (Banks)	204	9,343
ICF International, Inc.* (Commercial Services)	136	2,734
Iconix Brand Group, Inc.* (Apparel)	340	6,202
ICU Medical, Inc.* (Healthcare - Products)	102	6,169
IDACORP, Inc. (Electric)	272	11,769
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	442	2,020
iGATE Corp.* (Computers)	170	3,089
II-VI, Inc.* (Electronics)	374	7,113
ImmunoGen, Inc.* (Biotechnology)	408	5,957
Impax Laboratories, Inc.* (Pharmaceuticals)	408	10,592
Imperva, Inc.* (Software)	136	5,031
Infinera Corp.* (Telecommunications)	816	4,472
Infoblox, Inc.* (Software)	136	3,162
Inland Real Estate Corp. (REIT)	646	5,330
InnerWorkings, Inc.* (Software)	272	3,541
Innophos Holdings, Inc. (Chemicals)	102	4,946
Innospec, Inc.* (Chemicals)	136	4,613
Insight Enterprises, Inc.* (Computers)	204	3,566
Insperity, Inc. (Commercial Services)	204	5,147
Insulet Corp.* (Healthcare - Products)	272	5,870
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	102	4,192
Integrated Device Technology, Inc.* (Semiconductors)	748	4,398
InterDigital, Inc. (Telecommunications)	238	8,873
Interface, Inc. (Office Furnishings)	476	6,288
Intermec, Inc.* (Machinery - Diversified)	544	3,378
InterMune, Inc.* (Biotechnology)	374	3,355
International Bancshares Corp. (Banks)	306	5,829
International Rectifier Corp.* (Semiconductors)	612	10,214
International Speedway Corp. - Class A (Entertainment)	238	6,752
Intersections, Inc. (Commercial Services)	170	1,792
Intersil Corp. - Class A (Semiconductors)	782	6,843
Interval Leisure Group, Inc. (Leisure Time)	204	3,862
Intralinks Holdings, Inc.* (Internet)	612	4,002
Invacare Corp. (Healthcare - Products)	272	3,846
InvenSense, Inc.* (Electronics)	238	2,844
Invesco Mortgage Capital, Inc. (REIT)	578	11,635
Investment Technology Group, Inc.* (Diversified Financial Services)	408	3,550
Investors Bancorp, Inc.* (Savings & Loans)	578	10,543
ION Geophysical Corp.* (Oil & Gas Services)	646	4,483
IPC The Hospitalist Co.* (Healthcare - Services)	102	4,661
Iridium Communications, Inc.* (Telecommunications)	442	3,235
iRobot Corp.* (Machinery - Diversified)	136	3,095
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	442	5,649
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	646	9,089
Ixia* (Telecommunications)	272	4,371
J & J Snack Foods Corp. (Food)	68	3,898
j2 Global, Inc. (Computers)	340	11,159
Jack in the Box, Inc.* (Retail)	272	7,646
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	374	5,449
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	204	11,630
JDA Software Group, Inc.* (Software)	238	7,564
JetBlue Airways Corp.* (Airlines)	986	4,723
Jive Software, Inc.* (Software)	136	2,137
Jos. A. Bank Clothiers, Inc.* (Retail)	102	4,945
K12, Inc.* (Commercial Services)	170	3,434
Kaiser Aluminum Corp. (Mining)	68	3,971
Kaman Corp. (Aerospace/Defense)	102	3,658

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	306	$6,851
Kaydon Corp. (Metal Fabricate/Hardware)	306	6,836
KB Home (Home Builders)	306	4,391
KBW, Inc. (Diversified Financial Services)	306	5,040
Kenexa Corp.* (Commercial Services)	170	7,791
Kennedy-Wilson Holdings, Inc. (Real Estate)	340	4,750
Key Energy Services, Inc.* (Oil & Gas Services)	850	5,950
Keynote Systems, Inc. (Internet)	204	2,954
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	646	1,731
Knight Transportation, Inc. (Transportation)	646	9,238
Knoll, Inc. (Office Furnishings)	374	5,217
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,122	10,502
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	102	3,563
Korn/Ferry International* (Commercial Services)	408	6,255
Kraton Performance Polymers, Inc.* (Chemicals)	204	5,324
Krispy Kreme Doughnuts, Inc.* (Retail)	544	4,314
La-Z-Boy, Inc.* (Home Furnishings)	340	4,974
Laclede Group, Inc. (Gas)	136	5,848
Lakeland Bancorp, Inc. (Banks)	204	2,111
Lancaster Colony Corp. (Food)	68	4,981
LaSalle Hotel Properties (REIT)	442	11,797
Lattice Semiconductor Corp.* (Semiconductors)	782	2,995
Leap Wireless International, Inc.* (Telecommunications)	374	2,551
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	374	3,373
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,904	4,417
Lexington Realty Trust (REIT)	646	6,240
Life Time Fitness, Inc.* (Leisure Time)	204	9,331
Ligand Phamaceuticals, Inc. - Class B* (Biotechnology)	170	2,916
Lindsay Manufacturing Co. (Machinery - Diversified)	102	7,341
Lions Gate Entertainment Corp.* (Entertainment)	408	6,230
Liquidity Services, Inc.* (Internet)	136	6,829
Lithia Motors, Inc. - Class A (Retail)	136	4,530
Littelfuse, Inc. (Electrical Components & Equipment)	102	5,767
Live Nation, Inc.* (Commercial Services)	680	5,855
LivePerson, Inc.* (Computers)	306	5,542
LogMeIn, Inc.* (Telecommunications)	136	3,050
Loral Space & Communications, Inc. (Telecommunications)	68	4,835
Louisiana-Pacific Corp.* (Building Materials)	544	6,800
LSB Industries, Inc.* (Miscellaneous Manufacturing)	136	5,966
LTC Properties, Inc. (REIT)	136	4,332
LTX-Credence Corp.* (Semiconductors)	408	2,346
Lufkin Industries, Inc. (Oil & Gas Services)	136	7,320
Lumber Liquidators Holdings, Inc.* (Retail)	136	6,892
Luminex Corp.* (Healthcare - Products)	170	3,305
M.D.C. Holdings, Inc. (Home Builders)	136	5,237
Magellan Health Services, Inc.* (Healthcare - Services)	136	7,019
magicJack VocalTec, Ltd.* (Internet)	136	3,336
Magnum Hunter Resources Corp.* (Oil & Gas)	1,020	4,529
Main Street Capital Corp. (Investment Companies)	204	6,020
MAKO Surgical Corp.* (Healthcare - Products)	170	2,960
Manhattan Associates, Inc.* (Computers)	102	5,842
MannKind Corp.* (Pharmaceuticals)	1,258	3,623
ManTech International Corp. - Class A (Software)	170	4,080
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	204	3,176
MarketAxess Holdings, Inc. (Diversified Financial Services)	238	7,521
Marriott Vacations Worldwide Corp.* (Entertainment)	170	6,123
Masimo Corp.* (Healthcare - Products)	340	8,221
MasTec, Inc.* (Engineering & Construction)	442	8,707
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	136	4,056
MAXIMUS, Inc. (Commercial Services)	204	12,183
MB Financial, Inc. (Banks)	238	4,701
McEwen Mining, Inc.* (Mining)	1,564	7,179
McGrath Rentcorp (Commercial Services)	136	3,548
McMoRan Exploration Co.* (Oil & Gas)	510	5,993
Meadowbrook Insurance Group, Inc. (Insurance)	306	2,353
Measurement Specialties, Inc.* (Electronics)	102	3,364
MedAssets, Inc.* (Software)	340	6,052
Medical Properties Trust, Inc. (REIT)	646	6,751
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	340	14,712
Medidata Solutions, Inc.* (Software)	102	4,233
Medley Capital Corp. (Private Equity)	340	4,784
MEMC Electronic Materials, Inc.* (Semiconductors)	1,190	3,273
Mentor Graphics Corp.* (Computers)	442	6,842
Meredith Corp. (Media)	238	8,330
Meridian Bioscience, Inc. (Healthcare - Products)	170	3,261

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Merit Medical Systems, Inc.* (Healthcare - Products)	340	$5,076
Meritage Homes Corp.* (Home Builders)	136	5,172
Meritor, Inc.* (Auto Parts & Equipment)	578	2,451
MetroCorp Bancshares, Inc.* (Banks)	306	3,241
Metropolitan Health Networks, Inc.* (Healthcare - Services)	306	2,858
MGIC Investment Corp.* (Insurance)	1,666	2,549
Micrel, Inc. (Semiconductors)	374	3,897
Microsemi Corp.* (Semiconductors)	374	7,506
MicroStrategy, Inc. - Class A* (Software)	34	4,558
Millennial Media, Inc.* (Advertising)	204	2,927
Mine Safety Appliances Co. (Environmental Control)	170	6,336
Minerals Technologies, Inc. (Chemicals)	68	4,823
MIPS Technologies, Inc.* (Semiconductors)	408	3,015
Mistras Group, Inc.* (Engineering & Construction)	136	3,155
MKS Instruments, Inc. (Semiconductors)	204	5,200
Mobile Mini, Inc.* (Storage/Warehousing)	306	5,113
Molina Healthcare, Inc.* (Healthcare - Services)	136	3,420
Momenta Pharmaceuticals, Inc.* (Biotechnology)	306	4,458
Monmouth Real Estate Investment Corp. - Class A (REIT)	340	3,805
Monolithic Power Systems, Inc.* (Semiconductors)	170	3,358
Monotype Imaging Holdings, Inc. (Software)	170	2,650
Monro Muffler Brake, Inc. (Commercial Services)	170	5,982
Monster Worldwide, Inc.* (Commercial Services)	646	4,735
Montpelier Re Holdings, Ltd. (Insurance)	442	9,781
Moog, Inc. - Class A* (Aerospace/Defense)	136	5,150
Move, Inc.* (Internet)	1	4
MTS Systems Corp. (Computers)	68	3,641
Mueller Industries, Inc. (Metal Fabricate/Hardware)	204	9,276
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	952	4,665
Multi-Color Corp. (Commercial Services)	136	3,150
Multimedia Games Holding Co., Inc.* (Entertainment)	204	3,209
MVC Capital, Inc. (Investment Companies)	204	2,611
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	3,627
Myers Industries, Inc. (Miscellaneous Manufacturing)	170	2,655
MYR Group, Inc.* (Engineering & Construction)	170	3,392
Nanometrics, Inc.* (Semiconductors)	204	2,817
Nash Finch Co. (Food)	136	2,777
National CineMedia, Inc. (Entertainment)	306	5,009
National Financial Partners* (Diversified Financial Services)	238	4,022
National Health Investors, Inc. (REIT)	136	6,996
National Penn Bancshares, Inc. (Banks)	850	7,744
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	238	7,897
Navigant Consulting Co.* (Commercial Services)	476	5,260
NBT Bancorp, Inc. (Banks)	170	3,752
Nektar Therapeutics* (Pharmaceuticals)	612	6,536
Nelnet, Inc. - Class A (Diversified Financial Services)	170	4,036
Neogen Corp.* (Pharmaceuticals)	102	4,355
NETGEAR, Inc.* (Telecommunications)	204	7,781
NetScout Systems, Inc.* (Computers)	204	5,204
Netspend Holdings, Inc.* (Diversified Financial Services)	340	3,342
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	578	4,612
Neutral Tandem, Inc.* (Telecommunications)	204	1,914
New Jersey Resources Corp. (Gas)	204	9,327
NewLink Genetics Corp.* (Biotechnology)	170	2,759
Newpark Resources, Inc.* (Oil & Gas Services)	578	4,283
Newport Corp.* (Electronics)	238	2,632
NIC, Inc. (Internet)	374	5,535
NN, Inc.* (Metal Fabricate/Hardware)	238	2,021
Northern Oil and Gas, Inc.* (Oil & Gas)	306	5,199
Northwest Bancshares, Inc. (Savings & Loans)	782	9,564
Northwest Natural Gas Co. (Gas)	170	8,371
NorthWestern Corp. (Electric)	340	12,318
NPS Pharmaceuticals, Inc.* (Biotechnology)	612	5,661
NuVasive, Inc.* (Healthcare - Products)	238	5,453
NxStage Medical, Inc.* (Healthcare - Products)	272	3,593
Oasis Petroleum, Inc.* (Oil & Gas)	374	11,022
Ocwen Financial Corp.* (Diversified Financial Services)	646	17,707
OCZ Technology Group, Inc.* (Computers)	578	2,006
Odyssey Marine Exploration, Inc.* (Commercial Services)	680	2,149
Office Depot, Inc.* (Retail)	1,836	4,700
OfficeMax, Inc. (Retail)	646	5,045
Old Dominion Freight Line, Inc.* (Transportation)	306	9,229
Old National Bancorp (Banks)	544	7,404
Olin Corp. (Chemicals)	476	10,343
OM Group, Inc.* (Chemicals)	238	4,413
OMEGA Healthcare Investors, Inc. (REIT)	612	13,911

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Omeros Corp.* (Biotechnology)	272	$2,557
OmniVision Technologies, Inc.* (Semiconductors)	238	3,321
On Assignment, Inc.* (Commercial Services)	306	6,096
Oncothyreon, Inc.* (Biotechnology)	544	2,796
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	2,742
OpenTable, Inc.* (Internet)	102	4,243
Opko Health, Inc.* (Pharmaceuticals)	782	3,269
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	238	3,361
Orbital Sciences Corp.* (Aerospace/Defense)	374	5,445
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	442	2,524
Orient-Express Hotels, Ltd. - Class A* (Lodging)	578	5,144
Oriental Financial Group, Inc. (Banks)	374	3,934
Oritani Financial Corp. (Savings & Loans)	340	5,117
Ormat Technologies, Inc. (Electric)	136	2,550
Orthofix International N.V.* (Healthcare - Products)	102	4,565
OSI Systems, Inc.* (Electronics)	102	7,940
Otter Tail Corp. (Electric)	170	4,056
Owens & Minor, Inc. (Distribution/Wholesale)	272	8,127
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,958
PacWest Bancorp (Banks)	238	5,562
Papa John’s International, Inc.* (Retail)	102	5,448
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	204	10,196
Parametric Technology Corp.* (Software)	578	12,600
PAREXEL International Corp.* (Commercial Services)	306	9,413
Park Electrochemical Corp. (Electronics)	102	2,533
Park National Corp. (Banks)	68	4,761
Parker Drilling Co.* (Oil & Gas)	646	2,733
PDC Energy, Inc.* (Oil & Gas)	170	5,377
PDL BioPharma, Inc. (Biotechnology)	612	4,706
Pebblebrook Hotel Trust (REIT)	374	8,748
Peet’s Coffee & Tea, Inc.* (Beverages)	68	4,987
Pegasystems, Inc. (Software)	136	3,949
Penn Virginia Corp. (Oil & Gas)	374	2,319
Pennsylvania REIT (REIT)	306	4,853
PennyMac Mortgage Investment Trust (REIT)	340	7,946
Penske Automotive Group, Inc. (Retail)	374	11,254
Perficient, Inc.* (Internet)	340	4,104
Pharmacyclics, Inc.* (Pharmaceuticals)	272	17,544
PharMerica Corp.* (Pharmaceuticals)	272	3,444
PHH Corp.* (Commercial Services)	306	6,227
Photronics, Inc.* (Semiconductors)	442	2,374
Piedmont Natural Gas Co., Inc. (Gas)	340	11,043
Pier 1 Imports, Inc. (Retail)	442	8,283
Pilgrim’s Pride Corp.* (Food)	646	3,301
Pinnacle Entertainment, Inc.* (Entertainment)	340	4,165
Pinnacle Financial Partners, Inc.* (Banks)	272	5,255
Pioneer Energy Services Corp.* (Oil & Gas Services)	476	3,708
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	170	4,327
Plantronics, Inc. (Telecommunications)	204	7,207
Platinum Underwriters Holdings, Ltd. (Insurance)	272	11,117
Plexus Corp.* (Electronics)	204	6,179
PNM Resources, Inc. (Electric)	680	14,300
PolyOne Corp. (Chemicals)	374	6,197
Pool Corp. (Distribution/Wholesale)	102	4,241
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	102	10,652
Portland General Electric Co. (Electric)	476	12,871
Post Holdings, Inc.* (Food)	204	6,132
Potlatch Corp. (REIT)	170	6,353
Power Integrations, Inc. (Semiconductors)	170	5,173
Power-One, Inc.* (Electrical Components & Equipment)	544	3,046
Preferred Bank* (Banks)	204	2,893
Premiere Global Services, Inc.* (Telecommunications)	442	4,133
Prestige Brands Holdings, Inc.* (Household Products/Wares)	340	5,766
PriceSmart, Inc. (Retail)	136	10,298
Primerica, Inc. (Insurance)	578	16,554
Primoris Services Corp. (Holding Companies - Diversified)	306	3,993
Primus Telecommunications Group, Inc. (Telecommunications)	204	3,115
PrivateBancorp, Inc. (Banks)	442	7,068
Progress Software Corp.* (Software)	340	7,273
Prospect Capital Corp. (Investment Companies)	578	6,659
Prosperity Bancshares, Inc. (Banks)	374	15,940
Proto Labs, Inc.* (Miscellaneous Manufacturing)	102	3,450
Provident Financial Services, Inc. (Savings & Loans)	374	5,905
PS Business Parks, Inc. (REIT)	136	9,088
PSS World Medical, Inc.* (Healthcare - Products)	306	6,971
QLIK Technologies, Inc.* (Software)	476	10,667
QLogic Corp.* (Semiconductors)	646	7,377
Quad Graphics, Inc. (Commercial Services)	204	3,460
Quaker Chemical Corp. (Chemicals)	68	3,174
Quality Systems, Inc. (Software)	204	3,784
Quanex Building Products Corp. (Building Materials)	238	4,484
Quantum Corp.* (Computers)	1,530	2,463
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	272	5,032
Quicksilver Resources, Inc.* (Oil & Gas)	680	2,781

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quidel Corp.* (Healthcare - Products)	170	$3,218
QuinStreet, Inc.* (Internet)	408	3,423
Radian Group, Inc. (Insurance)	1,020	4,427
RadioShack Corp. (Retail)	1,054	2,509
RailAmerica, Inc.* (Transportation)	170	4,670
Rambus, Inc.* (Semiconductors)	748	4,144
Raven Industries, Inc. (Miscellaneous Manufacturing)	136	4,002
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	102	4,906
RealD, Inc.* (Computers)	272	2,432
RealPage, Inc.* (Software)	238	5,379
Redwood Trust, Inc. (REIT)	476	6,883
Regis Corp. (Retail)	442	8,124
Rent-A-Center, Inc. (Commercial Services)	306	10,734
Resolute Energy Corp.* (Oil & Gas)	510	4,524
Resolute Forest Products, Inc.* (Forest Products & Paper)	612	7,956
Resources Connection, Inc. (Commercial Services)	340	4,457
Responsys, Inc.* (Internet)	340	3,478
Retail Opportunity Investments Corp. (REIT)	442	5,689
Rex Energy Corp.* (Oil & Gas)	306	4,085
Rexnord Corp.* (Metal Fabricate/Hardware)	272	4,956
RF Micro Devices, Inc.* (Telecommunications)	1,224	4,835
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	476	4,879
RLI Corp. (Insurance)	102	6,799
RLJ Lodging Trust (REIT)	680	12,859
Robbins & Myers, Inc. (Machinery - Diversified)	238	14,185
Rockwell Medical, Inc.* (Healthcare - Products)	238	1,944
Rofin-Sinar Technologies, Inc.* (Electronics)	170	3,354
Rogers Corp.* (Electronics)	68	2,880
Rosetta Resources, Inc.* (Oil & Gas)	204	9,772
Roundy’s, Inc. (Retail)	374	2,263
Rouse Properties, Inc. (REIT)	340	4,879
RPX Corp.* (Commercial Services)	238	2,668
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	238	5,698
S&T Bancorp, Inc. (Banks)	136	2,395
Sabra Health Care REIT, Inc. (REIT)	204	4,082
Saks, Inc.* (Retail)	850	8,763
Sanderson Farms, Inc. (Food)	102	4,526
Sanmina-SCI Corp.* (Electronics)	544	4,619
Santarus, Inc.* (Pharmaceuticals)	374	3,321
Sapient Corp.* (Internet)	714	7,611
Sauer-Danfoss, Inc. (Machinery - Diversified)	102	4,101
ScanSource, Inc.* (Distribution/Wholesale)	136	4,355
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	170	4,786
Scholastic Corp. (Media)	170	5,403
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	136	4,487
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	442	2,453
Scientific Games Corp. - Class A* (Entertainment)	442	3,655
Seattle Genetics, Inc.* (Biotechnology)	442	11,912
Select Comfort Corp.* (Home Furnishings)	272	8,582
Select Income REIT (REIT)	170	4,185
Select Medical Holdings Corp.* (Healthcare - Services)	408	4,582
Selective Insurance Group, Inc. (Insurance)	374	7,102
SemGroup Corp. - Class A* (Pipelines)	238	8,770
Semtech Corp.* (Semiconductors)	272	6,841
Sensient Technologies Corp. (Chemicals)	306	11,249
Sequenom, Inc.* (Biotechnology)	850	3,001
ServiceSource International, Inc.* (Commercial Services)	340	3,488
Shenandoah Telecommunications Co. (Telecommunications)	204	3,590
Shuffle Master, Inc.* (Entertainment)	272	4,300
Shutterfly, Inc.* (Internet)	170	5,290
Silicon Graphics International Corp.* (Computers)	374	3,403
Silicon Image, Inc.* (Semiconductors)	612	2,809
Simpson Manufacturing Co., Inc. (Building Materials)	204	5,838
Six Flags Entertainment Corp. (Entertainment)	204	11,995
Skechers U.S.A., Inc. - Class A* (Apparel)	204	4,162
SkyWest, Inc. (Airlines)	408	4,215
Smart Balance, Inc.* (Food)	408	4,929
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	476	5,241
Smith Corp. (Miscellaneous Manufacturing)	340	19,564
Snyders-Lance, Inc. (Food)	408	10,200
Solar Capital, Ltd. (Investment Companies)	204	4,676
Solazyme, Inc.* (Energy - Alternate Sources)	204	2,342
Sonic Automotive, Inc. (Retail)	442	8,389
Sonic Corp.* (Retail)	374	3,841
Sonus Networks, Inc.* (Telecommunications)	1,700	3,196
Sotheby’s - Class A (Commercial Services)	306	9,639
Sourcefire, Inc.* (Internet)	136	6,668
South Jersey Industries, Inc. (Gas)	170	8,998
Southwest Gas Corp. (Gas)	204	9,017
Sovran Self Storage, Inc. (REIT)	136	7,868
Spansion, Inc. - Class A* (Computers)	408	4,863
Spectrum Brands Holdings, Inc. (Household Products/Wares)	306	12,243
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	374	4,376
Spirit Airlines, Inc.* (Airlines)	238	4,065
SS&C Technologies Holdings, Inc.* (Software)	374	9,429
STAG Industrial, Inc. (REIT)	340	5,528
Stage Stores, Inc. (Retail)	204	4,296

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Standard Motor Products, Inc. (Auto Parts & Equipment)	204	$3,758
Standard Pacific Corp.* (Home Builders)	612	4,137
Star Scientific, Inc.* (Agriculture)	986	3,412
Starwood Property Trust, Inc. (REIT)	680	15,824
State Auto Financial Corp. (Insurance)	102	1,672
State Bank Finacial Corp. (Banks)	170	2,803
STEC, Inc.* (Computers)	476	3,213
Steelcase, Inc. - Class A (Office Furnishings)	782	7,703
Stepan Co. (Chemicals)	34	3,268
STERIS Corp. (Healthcare - Products)	340	12,060
Steven Madden, Ltd.* (Apparel)	170	7,432
Stifel Financial Corp.* (Diversified Financial Services)	272	9,139
Stillwater Mining Co.* (Mining)	680	8,017
Stone Energy Corp.* (Oil & Gas)	238	5,979
Stratasys, Inc.* (Computers)	102	5,549
Strategic Hotels & Resorts, Inc.* (REIT)	1,020	6,130
Strayer Education, Inc. (Commercial Services)	68	4,376
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	102	5,048
Sun Communities, Inc. (REIT)	136	6,000
Sun Healthcare Group, Inc.* (Healthcare - Services)	510	4,317
SunCoke Energy, Inc.* (Coal)	374	6,029
SunPower Corp.* (Electrical Components & Equipment)	612	2,760
Sunstone Hotel Investors, Inc.* (REIT)	714	7,854
Super Micro Computer, Inc.* (Computers)	204	2,454
SUPERVALU, Inc. (Food)	1,394	3,360
Susquehanna Bancshares, Inc. (Banks)	1,156	12,092
Susser Holdings Corp.* (Retail)	102	3,689
Swift Energy Co.* (Oil & Gas)	272	5,679
Swift Transportation Co.* (Transportation)	510	4,396
Swisher Hygiene, Inc.* (Commercial Services)	1,428	1,971
Sykes Enterprises, Inc.* (Computers)	238	3,199
Symetra Financial Corp. (Insurance)	748	9,200
Symmetry Medical, Inc.* (Healthcare - Products)	374	3,699
Synageva BioPharma Corp.* (Pharmaceuticals)	102	5,450
Synaptics, Inc.* (Computers)	272	6,533
Synchronoss Technologies, Inc.* (Software)	204	4,672
SYNNEX Corp.* (Software)	204	6,646
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	442	3,368
Syntel, Inc. (Computers)	68	4,244
Take-Two Interactive Software, Inc.* (Software)	476	4,965
TAL International Group, Inc. (Trucking & Leasing)	170	5,777
Tangoe, Inc.* (Software)	204	2,679
Targa Resources Corp. (Oil & Gas Services)	136	6,846
Team Health Holdings, Inc.* (Commercial Services)	272	7,379
Team, Inc.* (Commercial Services)	102	3,249
Teledyne Technologies, Inc.* (Aerospace/Defense)	136	8,621
TeleTech Holdings, Inc.* (Commercial Services)	340	5,797
Tellabs, Inc. (Telecommunications)	2,346	8,305
Tennant Co. (Machinery - Diversified)	102	4,368
Tenneco, Inc.* (Auto Parts & Equipment)	238	6,664
Tessera Technologies, Inc. (Semiconductors)	340	4,651
Tetra Tech, Inc.* (Environmental Control)	510	13,393
TETRA Technologies, Inc.* (Oil & Gas Services)	612	3,703
Texas Capital Bancshares, Inc.* (Banks)	238	11,831
Texas Industries, Inc.* (Building Materials)	170	6,911
Texas Roadhouse, Inc. (Retail)	306	5,233
Textainer Group Holdings, Ltd. (Trucking & Leasing)	102	3,116
The Active Network, Inc.* (Internet)	374	4,686
The Andersons, Inc. (Agriculture)	102	3,841
The Brink’s Co. (Miscellaneous Manufacturing)	374	9,608
The Buckle, Inc. (Retail)	136	6,178
The Cato Corp. - Class A (Retail)	136	4,041
The Cheesecake Factory, Inc. (Retail)	238	8,508
The Chefs’ Warehouse, Inc.* (Food)	136	2,228
The Children’s Place Retail Stores, Inc.* (Retail)	136	8,160
The Corporate Executive Board Co. (Commercial Services)	170	9,117
The Ensign Group, Inc. (Healthcare - Services)	102	3,122
The Finish Line, Inc. - Class A (Retail)	272	6,185
The Geo Group, Inc. (Commercial Services)	544	15,052
The Greenbrier Cos., Inc.* (Trucking & Leasing)	170	2,744
The Hain Celestial Group, Inc.* (Food)	170	10,710
The Jones Group, Inc. (Apparel)	612	7,876
The Medicines Co.* (Biotechnology)	204	5,265
The Men’s Wearhouse, Inc. (Retail)	204	7,024
The Middleby Corp.* (Machinery - Diversified)	68	7,864
The New York Times Co. - Class A* (Media)	544	5,309
The Ryland Group, Inc. (Home Builders)	170	5,100
The Ultimate Software Group, Inc.* (Software)	102	10,414
The Warnaco Group, Inc.* (Apparel)	204	10,588
Theravance, Inc.* (Pharmaceuticals)	340	8,809
Thermon Group Holdings, Inc.* (Oil & Gas Services)	136	3,399

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	306	$2,215
Titan International, Inc. (Auto Parts & Equipment)	238	4,203
Titan Machinery, Inc.* (Distribution/Wholesale)	102	2,069
TiVo, Inc.* (Home Furnishings)	544	5,674
TNS, Inc.* (Commercial Services)	136	2,033
Tootsie Roll Industries, Inc. (Food)	204	5,504
Tornier N.V.* (Healthcare - Products)	136	2,577
Tower Group, Inc. (Insurance)	306	5,933
TowneBank (Banks)	204	3,127
TPC Group, Inc.* (Chemicals)	68	2,775
TreeHouse Foods, Inc.* (Food)	170	8,925
Trex Co., Inc.* (Building Materials)	102	3,480
Triangle Capital Corp. (Investment Companies)	238	6,107
TriMas Corp.* (Miscellaneous Manufacturing)	204	4,918
TriQuint Semiconductor, Inc.* (Semiconductors)	884	4,464
Trius Therapeutics, Inc.* (Biotechnology)	442	2,577
True Religion Apparel, Inc. (Apparel)	136	2,901
TrueBlue, Inc.* (Commercial Services)	408	6,414
TrustCo Bank Corp. NY (Banks)	510	2,917
Trustmark Corp. (Banks)	374	9,103
TTM Technologies, Inc.* (Electronics)	544	5,130
Tumi Holdings, Inc.* (Household Products/Wares)	170	4,002
Tutor Perini Corp.* (Engineering & Construction)	306	3,501
Two Harbors Investment Corp. (REIT)	476	5,593
Tyler Technologies, Inc.* (Software)	136	5,987
UIL Holdings Corp. (Electric)	306	10,973
Ultratech Stepper, Inc.* (Semiconductors)	136	4,268
UMB Financial Corp. (Banks)	238	11,586
Umpqua Holdings Corp. (Banks)	714	9,203
UniFirst Corp. (Textiles)	68	4,542
Unisys Corp.* (Computers)	204	4,247
United Bankshares, Inc. (Banks)	204	5,082
United Community Banks, Inc.* (Banks)	374	3,138
United Natural Foods, Inc.* (Food)	272	15,898
United Stationers, Inc. (Distribution/Wholesale)	272	7,077
Universal American Corp.* (Insurance)	408	3,770
Universal Corp. (Agriculture)	204	10,388
Universal Display Corp.* (Electrical Components & Equipment)	170	5,845
Universal Forest Products, Inc. (Building Materials)	102	4,237
Universal Technical Institute, Inc. (Commercial Services)	204	2,795
UNS Energy Corp. (Electric)	204	8,539
US Airways Group, Inc.* (Airlines)	646	6,757
USANA Health Sciences, Inc.* (Pharmaceuticals)	68	3,160
USG Corp.* (Building Materials)	340	7,463
VAALCO Energy, Inc.* (Oil & Gas)	374	3,198
Vail Resorts, Inc. (Entertainment)	170	9,800
Valassis Communications, Inc.* (Commercial Services)	238	5,876
ValueClick, Inc.* (Internet)	442	7,598
Vector Group, Ltd. (Agriculture)	476	7,900
Veeco Instruments, Inc.* (Semiconductors)	204	6,124
Venoco, Inc.* (Oil & Gas)	340	4,039
Verint Systems, Inc.* (Software)	136	3,732
Viad Corp. (Commercial Services)	204	4,255
ViaSat, Inc.* (Telecommunications)	170	6,355
Vical, Inc.* (Biotechnology)	680	2,938
ViewPoint Financial Group, Inc. (Savings & Loans)	238	4,562
VirnetX Holding Corp.* (Internet)	204	5,188
ViroPharma, Inc.* (Pharmaceuticals)	374	11,302
VistaPrint N.V.* (Commercial Services)	204	6,967
Vitamin Shoppe, Inc.* (Retail)	170	9,914
VIVUS, Inc.* (Pharmaceuticals)	442	7,876
Vocera Communications, Inc.* (Computers)	102	3,153
Vocus, Inc.* (Internet)	170	3,410
Volcano Corp.* (Healthcare - Products)	272	7,771
Volterra Semiconductor Corp.* (Semiconductors)	238	5,205
Vonage Holdings Corp.* (Telecommunications)	1,904	4,341
W&T Offshore, Inc. (Oil & Gas)	306	5,747
Wabash National Corp.* (Auto Manufacturers)	442	3,151
Walter Investment Management Corp.* (REIT)	102	3,775
Washington REIT (REIT)	340	9,119
Watsco, Inc. (Distribution/Wholesale)	102	7,731
Watts Water Technologies, Inc. - Class A (Electronics)	238	9,004
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	544	5,037
Web.com Group, Inc.* (Internet)	238	4,272
WebMD Health Corp.* (Internet)	374	5,247
Websense, Inc.* (Internet)	170	2,661
Webster Financial Corp. (Banks)	544	12,893
Weis Markets, Inc. (Food)	68	2,878
WellCare Health Plans, Inc.* (Healthcare - Services)	170	9,613
Werner Enterprises, Inc. (Transportation)	476	10,172
WesBanco, Inc. (Banks)	102	2,112
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	204	2,787
West Pharmaceutical Services, Inc. (Healthcare - Products)	204	10,826
Westamerica Bancorp (Banks)	136	6,399
Western Alliance Bancorp* (Banks)	408	4,162
Western Refining, Inc. (Oil & Gas)	272	7,121
WGL Holdings, Inc. (Gas)	204	8,211
Winnebago Industries, Inc.* (Home Builders)	272	3,435
Wintrust Financial Corp. (Banks)	204	7,664
WisdomTree Investments, Inc.* (Diversified Financial Services)	476	3,189

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WMS Industries, Inc.* (Leisure Time)	306	$5,012
Wolverine World Wide, Inc. (Apparel)	238	10,560
Woodward, Inc. (Electronics)	272	9,243
World Acceptance Corp.* (Diversified Financial Services)	68	4,587
Worthington Industries, Inc. (Metal Fabricate/Hardware)	476	10,310
Wright Express Corp.* (Commercial Services)	238	16,593
Wright Medical Group, Inc.* (Healthcare - Products)	204	4,510
XO Group, Inc.* (Internet)	374	3,123
XPO Logistics, Inc.* (Transportation)	170	2,081
Yelp, Inc.* (Internet)	102	2,759
ZIOPHARM Oncology, Inc.* (Biotechnology)	510	2,780
Zipcar, Inc.* (Commercial Services)	306	2,381
Zumiez, Inc.* (Retail)	136	3,771

TOTAL COMMON STOCKS (Cost $5,532,176)		5,779,752

	Principal Amount	Value
Repurchase Agreements(a)(b) (58.1%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $7,954,080	$7,954,000	$7,954,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,954,000)		7,954,000

TOTAL INVESTMENT SECURITIES (Cost $13,486,176) — 100.4%		13,733,752
Net other assets (liabilities) — (0.4)%		(51,730)

NET ASSETS — 100.0%		$13,682,022

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $894,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $1,834,140)	22	$(14,207)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$3,644,985	$(26,479)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,473,306	(17,953)
		$(44,432)

ProFund VP Small-Cap invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$2,927	NM
Aerospace/Defense	65,750	0.5%
Agriculture	25,541	0.2%
Airlines	35,988	0.3%
Apparel	62,394	0.5%
Auto Manufacturers	3,151	NM
Auto Parts & Equipment	48,560	0.4%
Banks	352,578	2.6%
Beverages	8,794	0.1%
Biotechnology	147,239	1.1%
Building Materials	53,320	0.4%
Chemicals	101,274	0.7%
Coal	19,039	0.1%
Commercial Services	413,258	3.1%
Computers	115,935	0.8%
Cosmetics/Personal Care	8,031	0.1%
Distribution/Wholesale	47,315	0.3%
Diversified Financial Services	133,220	1.0%
Electric	163,524	1.2%
Electrical Components & Equipment	59,086	0.4%
Electronics	126,333	0.9%
Energy - Alternate Sources	17,705	0.1%
Engineering & Construction	47,802	0.3%
Entertainment	61,238	0.4%
Environmental Control	39,113	0.3%
Food	129,588	0.9%
Forest Products & Paper	48,862	0.4%
Gas	60,815	0.4%
Healthcare - Products	210,374	1.5%
Healthcare - Services	85,878	0.6%
Holding Companies - Diversified	8,292	0.1%
Home Builders	27,472	0.2%
Home Furnishings	22,211	0.2%
Household Products/Wares	41,318	0.3%
Insurance	157,406	1.2%
Internet	155,023	1.1%
Investment Companies	53,619	0.4%
Iron/Steel	4,786	NM
Leisure Time	31,993	0.2%
Lodging	20,101	0.1%
Machinery - Construction & Mining	4,299	NM
Machinery - Diversified	96,325	0.7%
Media	33,822	0.2%
Metal Fabricate/Hardware	53,802	0.4%
Mining	60,354	0.4%
Miscellaneous Manufacturing	136,350	1.0%
Office Furnishings	31,022	0.2%
Oil & Gas	193,546	1.4%
Oil & Gas Services	93,020	0.7%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Packaging & Containers	$4,543	NM
Pharmaceuticals	233,749	1.7%
Pipelines	8,770	0.1%
Private Equity	8,153	0.1%
REIT	428,749	3.2%
Real Estate	7,790	0.1%
Retail	358,565	2.7%
Savings & Loans	56,072	0.4%
Semiconductors	183,794	1.3%
Software	232,904	1.7%
Storage/Warehousing	7,900	0.1%
Telecommunications	187,468	1.4%
Textiles	4,542	NM
Toys/Games/Hobbies	8,822	0.1%
Transportation	98,242	0.7%
Trucking & Leasing	16,645	0.1%
Water	13,651	0.1%
Other**	7,902,270	57.8%
Total	$13,682,022	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM Not meaningful, amount is less than 0.05%.
REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (1,225.8%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $5,992,061	5,992,000	$5,992,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,992,000)		5,992,000

TOTAL INVESTMENT SECURITIES (Cost $5,992,000) — 1,225.8%		5,992,000
Net other assets (liabilities)(c) — (1,125.8)%		(5,503,159)

NET ASSETS — 100.0%		$488,841

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $1,027,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $5,476,954 of net capital shares redeemed.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contracts expiring 12/24/12 (Underlying notional amount at value $66,810)	1	$378

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$77,033	$(281)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	341,414	(21,721)
		$(22,002)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (43.5%)
Activision Blizzard, Inc. (Software)	9,804	$110,589
Adobe Systems, Inc.* (Software)	4,343	140,974
Akamai Technologies, Inc.* (Internet)	1,548	59,226
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,720	196,768
Altera Corp. (Semiconductors)	2,838	96,449
Amazon.com, Inc.* (Internet)	3,999	1,017,026
Amgen, Inc. (Biotechnology)	6,794	572,870
Apollo Group, Inc. - Class A* (Commercial Services)	989	28,730
Apple Computer, Inc. (Computers)	8,256	5,508,899
Applied Materials, Inc. (Semiconductors)	10,922	121,944
Autodesk, Inc.* (Software)	2,021	67,441
Automatic Data Processing, Inc. (Commercial Services)	4,257	249,716
Avago Technologies, Ltd. (Semiconductors)	2,150	74,960
Baidu, Inc.ADR* (Internet)	2,408	281,303
Bed Bath & Beyond, Inc.* (Retail)	2,064	130,032
Biogen Idec, Inc.* (Biotechnology)	2,107	314,428
BMC Software, Inc.* (Software)	1,419	58,874
Broadcom Corp. - Class A (Semiconductors)	4,472	154,642
C.H. Robinson Worldwide, Inc. (Transportation)	1,419	83,082
CA, Inc. (Software)	4,128	106,358
Celgene Corp.* (Biotechnology)	3,827	292,383
Cerner Corp.* (Software)	1,505	116,502
Check Point Software Technologies, Ltd.* (Software)	1,806	86,977
Cisco Systems, Inc. (Telecommunications)	47,257	902,136
Citrix Systems, Inc.* (Software)	1,634	125,115
Cognizant Technology Solutions Corp.* (Computers)	2,623	183,400
Comcast Corp. - Class A (Media)	18,662	667,540
Costco Wholesale Corp. (Retail)	3,827	383,178
Dell, Inc. (Computers)	15,308	150,937
DENTSPLY International, Inc. (Healthcare - Products)	1,247	47,561
DIRECTV*	5,547	290,996
Dollar Tree, Inc.* (Retail)	2,021	97,564
eBay, Inc.* (Internet)	11,352	549,550
Electronic Arts, Inc.* (Software)	2,795	35,469
Expedia, Inc. (Internet)	1,075	62,178
Expeditors International of Washington, Inc. (Transportation)	1,849	67,230
Express Scripts Holding Co.* (Pharmaceuticals)	7,138	447,338
F5 Networks, Inc.* (Internet)	688	72,034
Fastenal Co. (Distribution/Wholesale)	2,623	112,763
Fiserv, Inc.* (Software)	1,204	89,132
Flextronics International, Ltd.* (Electronics)	5,891	35,346
Fossil, Inc.* (Distribution/Wholesale)	516	43,705
Garmin, Ltd. (Electronics)	1,720	71,793
Gilead Sciences, Inc.* (Biotechnology)	6,665	442,089
Google, Inc. - Class A* (Internet)	2,322	1,751,949
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,376	32,680
Henry Schein, Inc.* (Healthcare - Products)	774	61,355
Infosys Technologies, Ltd.ADR (Computers)	645	31,308
Intel Corp. (Semiconductors)	44,161	1,001,571
Intuit, Inc. (Software)	2,580	151,910
Intuitive Surgical, Inc.* (Healthcare - Products)	344	170,497
KLA -Tencor Corp. (Semiconductors)	1,462	69,745
Kraft Foods, Inc. - Class A (Food)	15,652	647,210
Lam Research Corp.* (Semiconductors)	1,591	50,570
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,558	84,323
Life Technologies Corp.* (Biotechnology)	1,548	75,666
Linear Technology Corp. (Semiconductors)	2,021	64,369
Marvell Technology Group, Ltd. (Semiconductors)	4,988	45,640
Mattel, Inc. (Toys/Games/Hobbies)	3,010	106,795
Maxim Integrated Products, Inc. (Semiconductors)	2,580	68,680
Microchip Technology, Inc. (Semiconductors)	1,720	56,313
Micron Technology, Inc.* (Semiconductors)	8,987	53,787
Microsoft Corp. (Software)	74,003	2,203,809
Monster Beverage Corp.* (Beverages)	1,548	83,840
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,569	87,084
NetApp, Inc.* (Computers)	3,225	106,038
Netflix, Inc.* (Internet)	473	25,750
News Corp. - Class A (Media)	13,846	339,642
Nuance Communications, Inc.* (Software)	2,709	67,427
NVIDIA Corp.* (Semiconductors)	5,461	72,850
O’Reilly Automotive, Inc.* (Retail)	1,032	86,296
Oracle Corp. (Software)	43,086	1,356,778
PACCAR, Inc. (Auto Manufacturers)	3,139	125,638
Paychex, Inc. (Commercial Services)	3,182	105,929
Perrigo Co. (Pharmaceuticals)	817	94,911
Priceline.com, Inc.* (Internet)	430	266,054
Qualcomm, Inc. (Telecommunications)	15,050	940,474
Randgold Resources, Ltd.ADR (Mining)	473	58,179
Research In Motion, Ltd.* (Computers)	4,558	34,185
Ross Stores, Inc. (Retail)	1,978	127,779
SanDisk Corp.* (Computers)	2,150	93,374
Seagate Technology PLC (Computers)	3,526	109,306
Sears Holdings Corp.* (Retail)	946	52,494
Sigma-Aldrich Corp. (Chemicals)	1,075	77,368
Sirius XM Radio, Inc.* (Media)	33,841	87,987
Staples, Inc. (Retail)	6,020	69,350
Starbucks Corp. (Retail)	6,708	340,431
Stericycle, Inc.* (Environmental Control)	774	70,062
Symantec Corp.* (Internet)	6,192	111,456
Texas Instruments, Inc. (Semiconductors)	10,062	277,208
VeriSign, Inc.* (Internet)	1,376	66,997

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,892	$105,857
Viacom, Inc. - Class B (Media)	4,085	218,915
Virgin Media, Inc. (Telecommunications)	2,365	69,626
Vodafone Group PLCADR (Telecommunications)	8,385	238,931
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,193	29,605
Whole Foods Market, Inc. (Food)	1,634	159,152
Wynn Resorts, Ltd. (Lodging)	903	104,242
Xilinx, Inc. (Semiconductors)	2,322	77,578
Yahoo!, Inc.* (Internet)	10,449	166,923

TOTAL COMMON STOCKS (Cost $12,452,935)		27,981,120

	Principal Amount	Value
Repurchase Agreements(a)(b) (56.3%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $36,183,362	$36,183,000	$36,183,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,183,000)		36,183,000

TOTAL INVESTMENT SECURITIES (Cost $48,635,935) — 99.8%		64,164,120
Net other assets (liabilities) — 0.2%		115,903

NET ASSETS — 100.0%		$64,280,023

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $4,394,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold (14.5%)
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $9,325,280)	167	$19,994

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$4,869,210	$(36,097)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	22,376,425	(179,319)
		$(215,416)

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$125,638	0.2%
Beverages	116,520	0.2%
Biotechnology	2,000,061	3.1%
Chemicals	77,368	0.1%
Commercial Services	384,375	0.6%
Computers	6,217,447	9.7%
Distribution/Wholesale	156,468	0.2%
Electronics	107,139	0.2%
Environmental Control	70,062	0.1%
Food	806,362	1.3%
Healthcare - Products	279,413	0.4%
Internet	4,514,769	7.0%
Lodging	104,242	0.2%
Media	1,605,080	2.5%
Mining	58,179	0.1%
Pharmaceuticals	658,938	1.0%
Retail	1,287,124	2.0%
Semiconductors	2,286,306	3.6%
Software	4,717,355	7.3%
Telecommunications	2,151,167	3.3%
Toys/Games/Hobbies	106,795	0.2%
Transportation	150,312	0.2%
Other**	36,298,903	56.5%
Total	$64,280,023	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.0%)
3M Co.^ (Miscellaneous Manufacturing)	705	$65,156
Abercrombie & Fitch Co. - Class A (Retail)	423	14,348
Accenture PLC - Class A (Computers)	705	49,371
ACE, Ltd. (Insurance)	1,551	117,256
Adobe Systems, Inc.* (Software)	1,128	36,615
Advanced Micro Devices, Inc.* (Semiconductors)	2,679	9,028
Aetna, Inc. (Healthcare - Services)	705	27,918
Agilent Technologies, Inc. (Electronics)	423	16,264
AGL Resources, Inc. (Gas)	564	23,073
Air Products & Chemicals, Inc. (Chemicals)	282	23,321
Airgas, Inc. (Chemicals)	141	11,604
Alcoa, Inc. (Mining)	4,794	42,427
Allegheny Technologies, Inc. (Iron/Steel)	423	13,494
Allstate Corp. (Insurance)	2,115	83,775
Alpha Natural Resources, Inc.* (Coal)	987	6,485
Altria Group, Inc. (Agriculture)	6,063	202,444
Ameren Corp. (Electric)	1,128	36,852
American Electric Power, Inc. (Electric)	2,115	92,933
American Express Co. (Diversified Financial Services)	1,833	104,224
American International Group, Inc.* (Insurance)	5,217	171,065
Ameriprise Financial, Inc. (Diversified Financial Services)	987	55,953
AmerisourceBergen Corp. (Pharmaceuticals)	1,128	43,665
Anadarko Petroleum Corp. (Oil & Gas)	1,128	78,870
Analog Devices, Inc. (Semiconductors)	564	22,103
Aon PLC (Insurance)	423	22,119
Apache Corp. (Oil & Gas)	564	48,769
Apartment Investment and Management Co. - Class A (REIT)	423	10,994
Applied Materials, Inc. (Semiconductors)	5,499	61,396
Archer-Daniels-Midland Co. (Agriculture)	2,961	80,480
Assurant, Inc. (Insurance)	423	15,778
AT&T, Inc. (Telecommunications)	25,944	978,089
Autodesk, Inc.* (Software)	564	18,821
AutoNation, Inc.* (Retail)	141	6,157
AvalonBay Communities, Inc. (REIT)	141	19,175
Avery Dennison Corp. (Household Products/Wares)	423	13,460
Avon Products, Inc. (Cosmetics/Personal Care)	1,974	31,485
Baker Hughes, Inc. (Oil & Gas Services)	846	38,265
Ball Corp. (Packaging & Containers)	282	11,931
Bank of America Corp. (Banks)	48,363	427,045
Bank of New York Mellon Corp. (Banks)	5,358	121,198
BB&T Corp. (Banks)	3,102	102,862
Beam, Inc. (Beverages)	705	40,566
Bemis Co., Inc. (Packaging & Containers)	423	13,312
Berkshire Hathaway, Inc. - Class B* (Insurance)	8,178	721,300
Best Buy Co., Inc. (Retail)	1,128	19,390
Big Lots, Inc.* (Retail)	141	4,171
BMC Software, Inc.* (Software)	141	5,850
Boeing Co. (Aerospace/Defense)	1,128	78,531
BorgWarner, Inc.* (Auto Parts & Equipment)	141	9,745
Boston Properties, Inc. (REIT)	282	31,192
Boston Scientific Corp.* (Healthcare - Products)	6,345	36,420
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,961	99,934
CA, Inc. (Software)	1,551	39,962
Cablevision Systems Corp. NY - Class A (Media)	987	15,644
Campbell Soup Co. (Food)	423	14,729
Capital One Financial Corp. (Banks)	2,538	144,691
Cardinal Health, Inc. (Pharmaceuticals)	1,551	60,442
CareFusion Corp.* (Healthcare - Products)	987	28,021
CarMax, Inc.* (Retail)	987	27,932
Carnival Corp. - Class A (Leisure Time)	1,974	71,933
Caterpillar, Inc. (Machinery - Construction & Mining)	987	84,922
CBRE Group, Inc. - Class A* (Real Estate)	1,410	25,958
CBS Corp. - Class B (Media)	2,679	97,328
CenterPoint Energy, Inc. (Gas)	1,974	42,046
CenturyLink, Inc. (Telecommunications)	2,820	113,928
Chesapeake Energy Corp. (Oil & Gas)	2,397	45,231
Chevron Corp. (Oil & Gas)	4,089	476,614
CIGNA Corp. (Healthcare - Services)	1,269	59,859
Cincinnati Financial Corp. (Insurance)	705	26,712
Cintas Corp. (Textiles)	423	17,533
Cisco Systems, Inc. (Telecommunications)	23,688	452,204
Citigroup, Inc. (Banks)	13,113	429,057
Clorox Co. (Household Products/Wares)	141	10,159
CME Group, Inc. (Diversified Financial Services)	1,410	80,793
CMS Energy Corp. (Electric)	1,128	26,564
Coca-Cola Enterprises, Inc. (Beverages)	1,269	39,682
Comcast Corp. - Class A (Media)	11,985	428,703
Comerica, Inc. (Banks)	846	26,268
Computer Sciences Corp. (Computers)	705	22,708
ConAgra Foods, Inc. (Food)	1,833	50,572
ConocoPhillips (Oil & Gas)	5,499	314,433
CONSOL Energy, Inc. (Coal)	282	8,474
Consolidated Edison, Inc. (Electric)	564	33,778
Constellation Brands, Inc.* (Beverages)	705	22,807
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	282	21,167

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corning, Inc. (Telecommunications)	6,627	$87,145
Costco Wholesale Corp. (Retail)	846	84,706
Coventry Health Care, Inc. (Healthcare - Services)	564	23,513
Covidien PLC (Healthcare - Products)	564	33,513
CSX Corp. (Transportation)	2,538	52,664
Cummins, Inc. (Machinery - Diversified)	141	13,002
CVS Caremark Corp. (Retail)	5,640	273,089
D.R. Horton, Inc. (Home Builders)	1,269	26,192
Danaher Corp. (Miscellaneous Manufacturing)	564	31,105
Darden Restaurants, Inc. (Retail)	141	7,861
Dean Foods Co.* (Food)	846	13,832
Dell, Inc. (Computers)	6,486	63,952
Denbury Resources, Inc.* (Oil & Gas)	1,692	27,343
DENTSPLY International, Inc. (Healthcare - Products)	282	10,755
Devon Energy Corp. (Oil & Gas)	1,692	102,366
Discover Financial Services (Diversified Financial Services)	2,256	89,631
Dominion Resources, Inc. (Electric)	705	37,323
Dover Corp. (Miscellaneous Manufacturing)	282	16,776
Dr. Pepper Snapple Group, Inc. (Beverages)	423	18,836
DTE Energy Co. (Electric)	705	42,258
Duke Energy Corp. (Electric)	3,102	201,010
E*TRADE Financial Corp.* (Diversified Financial Services)	1,128	9,938
E.I. du Pont de Nemours & Co. (Chemicals)	1,269	63,793
Eastman Chemical Co. (Chemicals)	423	24,115
Eaton Corp. (Miscellaneous Manufacturing)	1,551	73,300
eBay, Inc.* (Internet)	1,833	88,736
Edison International (Electric)	1,410	64,423
Electronic Arts, Inc.* (Software)	705	8,946
Eli Lilly & Co. (Pharmaceuticals)	1,410	66,848
EMC Corp.* (Computers)	4,230	115,352
Emerson Electric Co. (Electrical Components & Equipment)	987	47,643
Ensco PLC - Class A (Oil & Gas)	705	38,465
Entergy Corp. (Electric)	846	58,628
EQT Corp. (Oil & Gas)	282	16,638
Equifax, Inc. (Commercial Services)	282	13,136
Equity Residential (REIT)	423	24,335
Exelon Corp. (Electric)	3,807	135,453
Expedia, Inc. (Internet)	141	8,155
Expeditors International of Washington, Inc. (Transportation)	282	10,254
Exxon Mobil Corp. (Oil & Gas)	7,473	683,406
Fastenal Co. (Distribution/Wholesale)	282	12,123
Federated Investors, Inc. - Class B (Diversified Financial Services)	423	8,752
FedEx Corp. (Transportation)	1,269	107,383
Fidelity National Information Services, Inc. (Software)	1,128	35,216
Fifth Third Bancorp (Banks)	4,089	63,420
First Horizon National Corp. (Banks)	1,128	10,867
FirstEnergy Corp. (Electric)	1,833	80,835
FLIR Systems, Inc. (Electronics)	141	2,816
Fluor Corp. (Engineering & Construction)	282	15,871
Ford Motor Co. (Auto Manufacturers)	17,061	168,221
Forest Laboratories, Inc.* (Pharmaceuticals)	987	35,147
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,230	167,423
Frontier Communications Corp. (Telecommunications)	4,512	22,109
GameStop Corp. - Class A (Retail)	564	11,844
Gannett Co., Inc. (Media)	987	17,519
General Dynamics Corp. (Aerospace/Defense)	564	37,292
General Electric Co. (Miscellaneous Manufacturing)	47,376	1,075,909
General Mills, Inc. (Food)	987	39,332
Genuine Parts Co. (Distribution/Wholesale)	141	8,605
Genworth Financial, Inc. - Class A* (Insurance)	2,256	11,799
H & R Block, Inc. (Commercial Services)	1,269	21,992
Halliburton Co. (Oil & Gas Services)	1,692	57,004
Harley-Davidson, Inc. (Leisure Time)	564	23,897
Harman International Industries, Inc. (Home Furnishings)	282	13,017
Harris Corp. (Telecommunications)	564	28,888
Hartford Financial Services Group, Inc. (Insurance)	1,974	38,375
Hasbro, Inc. (Toys/Games/Hobbies)	282	10,764
HCP, Inc. (REIT)	1,128	50,173
Health Care REIT, Inc. (REIT)	423	24,428
Heinz (H.J.) Co. (Food)	282	15,778
Hess Corp. (Oil & Gas)	1,269	68,171
Hewlett-Packard Co. (Computers)	8,883	151,544
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,269	75,823
Hormel Foods Corp. (Food)	282	8,246
Hospira, Inc.* (Healthcare - Products)	705	23,138
Host Hotels & Resorts, Inc. (REIT)	3,243	52,050
Hudson City Bancorp, Inc. (Savings & Loans)	2,115	16,835
Humana, Inc. (Healthcare - Services)	282	19,782
Huntington Bancshares, Inc. (Banks)	3,807	26,268
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	705	41,926
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,269	56,877
Integrys Energy Group, Inc. (Electric)	282	14,720
Intel Corp. (Semiconductors)	10,998	249,435
International Game Technology (Entertainment)	1,128	14,766
International Paper Co. (Forest Products & Paper)	1,974	71,696
Invesco, Ltd. (Diversified Financial Services)	1,974	49,330
Iron Mountain, Inc. (Commercial Services)	282	9,619
J.C. Penney Co., Inc. (Retail)	705	17,124
J.P. Morgan Chase & Co. (Banks)	17,061	690,629
Jabil Circuit, Inc. (Electronics)	846	15,837
Jacobs Engineering Group, Inc.* (Engineering & Construction)	564	22,803

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	987	$12,224
Johnson Controls, Inc. (Auto Parts & Equipment)	3,102	84,995
Juniper Networks, Inc.* (Telecommunications)	846	14,475
KeyCorp (Banks)	4,230	36,970
Kimco Realty Corp. (REIT)	1,833	37,155
Kinder Morgan, Inc. (Pipelines)	1,269	45,075
Kohls Corp. (Retail)	282	14,444
Kraft Foods, Inc. - Class A (Food)	3,666	151,589
Kroger Co. (Food)	2,397	56,425
L-3 Communications Holdings, Inc. (Aerospace/Defense)	423	30,333
Legg Mason, Inc. (Diversified Financial Services)	564	13,920
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	564	14,128
Lennar Corp. - Class A (Home Builders)	705	24,513
Leucadia National Corp. (Holding Companies - Diversified)	846	19,247
Lincoln National Corp. (Insurance)	1,269	30,697
Linear Technology Corp. (Semiconductors)	423	13,473
Loews Corp. (Insurance)	1,410	58,177
Lorillard, Inc. (Agriculture)	141	16,419
Lowe’s Cos., Inc. (Retail)	5,076	153,498
LSI Logic Corp.* (Semiconductors)	1,269	8,769
LyondellBasell Industries N.V. - Class A (Chemicals)	705	36,420
M&T Bank Corp. (Banks)	564	53,670
Macy’s, Inc. (Retail)	1,833	68,957
Marathon Oil Corp. (Oil & Gas)	3,102	91,726
Marathon Petroleum Corp. (Oil & Gas)	1,551	84,669
Marriott International, Inc. - Class A (Lodging)	705	27,578
Marsh & McLennan Cos., Inc. (Insurance)	2,397	81,330
Masco Corp. (Building Materials)	1,128	16,976
Mattel, Inc. (Toys/Games/Hobbies)	846	30,016
McCormick & Co., Inc. (Food)	141	8,748
McGraw-Hill Cos., Inc. (Media)	564	30,789
McKesson Corp. (Pharmaceuticals)	1,128	97,042
MeadWestvaco Corp. (Forest Products & Paper)	846	25,888
Medtronic, Inc. (Healthcare - Products)	1,551	66,879
Merck & Co., Inc. (Pharmaceuticals)	4,794	216,209
MetLife, Inc. (Insurance)	4,794	165,201
MetroPCS Communications, Inc.* (Telecommunications)	1,410	16,511
Micron Technology, Inc.* (Semiconductors)	4,512	27,004
Microsoft Corp. (Software)	14,523	432,495
Molex, Inc. (Electrical Components & Equipment)	564	14,822
Molson Coors Brewing Co. - Class B (Beverages)	705	31,760
Moody’s Corp. (Commercial Services)	423	18,684
Morgan Stanley Dean Witter & Co. (Banks)	6,204	103,855
Motorola Solutions, Inc. (Telecommunications)	1,269	64,148
Murphy Oil Corp. (Oil & Gas)	846	45,422
Nabors Industries, Ltd.* (Oil & Gas)	1,269	17,804
NASDAQ Stock Market, Inc. (Diversified Financial Services)	564	13,138
National Oilwell Varco, Inc. (Oil & Gas Services)	564	45,182
Newell Rubbermaid, Inc. (Housewares)	1,269	24,225
Newfield Exploration Co.* (Oil & Gas)	141	4,416
News Corp. - Class A (Media)	9,165	224,817
NextEra Energy, Inc. (Electric)	846	59,499
NiSource, Inc. (Gas)	1,269	32,334
Noble Corp. (Oil & Gas)	1,128	40,360
Noble Energy, Inc. (Oil & Gas)	282	26,144
Nordstrom, Inc. (Retail)	141	7,780
Norfolk Southern Corp. (Transportation)	282	17,944
Northeast Utilities System (Electric)	1,410	53,904
Northern Trust Corp. (Banks)	987	45,812
Northrop Grumman Corp. (Aerospace/Defense)	1,128	74,933
NRG Energy, Inc. (Electric)	987	21,112
Nucor Corp. (Iron/Steel)	1,410	53,947
NVIDIA Corp.* (Semiconductors)	1,833	24,452
NYSE Euronext (Diversified Financial Services)	1,128	27,805
Occidental Petroleum Corp. (Oil & Gas)	987	84,941
Omnicom Group, Inc. (Advertising)	564	29,080
ONEOK, Inc. (Pipelines)	423	20,435
Owens-Illinois, Inc.* (Packaging & Containers)	705	13,226
PACCAR, Inc. (Auto Manufacturers)	1,551	62,079
Parker Hannifin Corp. (Miscellaneous Manufacturing)	282	23,570
Patterson Cos., Inc. (Healthcare - Products)	141	4,828
Paychex, Inc. (Commercial Services)	705	23,469
Pentair, Ltd.(a) (Miscellaneous Manufacturing)	57	2,522
People’s United Financial, Inc. (Savings & Loans)	1,551	18,829
Pepco Holdings, Inc. (Electric)	987	18,654
PerkinElmer, Inc. (Electronics)	564	16,621
Pfizer, Inc. (Pharmaceuticals)	33,558	833,916
PG&E Corp. (Electric)	1,974	84,231
Phillips 66 (Oil & Gas)	2,820	130,763
Pinnacle West Capital Corp. (Electric)	423	22,334
Pitney Bowes, Inc. (Office/Business Equipment)	846	11,692
Plum Creek Timber Co., Inc. (Forest Products & Paper)	423	18,544
PNC Financial Services Group (Banks)	2,397	151,251
PPL Corp. (Electric)	2,538	73,729
Precision Castparts Corp. (Metal Fabricate/Hardware)	282	46,062
Principal Financial Group, Inc. (Insurance)	1,269	34,187

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Procter & Gamble Co. (Cosmetics/Personal Care)	3,102	$215,155
Progressive Corp. (Insurance)	2,538	52,638
Prologis, Inc. (REIT)	1,269	44,453
Prudential Financial, Inc. (Insurance)	2,115	115,289
Public Service Enterprise Group, Inc. (Electric)	2,256	72,598
Public Storage, Inc. (REIT)	141	19,623
PulteGroup, Inc.* (Home Builders)	987	15,299
QEP Resources, Inc. (Oil & Gas)	846	26,784
Quanta Services, Inc.* (Commercial Services)	987	24,379
R.R. Donnelley & Sons Co. (Commercial Services)	846	8,968
Range Resources Corp. (Oil & Gas)	141	9,852
Raytheon Co. (Aerospace/Defense)	564	32,238
Regions Financial Corp. (Banks)	6,345	45,747
Republic Services, Inc. (Environmental Control)	1,410	38,789
Reynolds American, Inc. (Agriculture)	705	30,555
Robert Half International, Inc. (Commercial Services)	423	11,265
Rockwell Collins, Inc. (Aerospace/Defense)	141	7,563
Rowan Cos. PLC - Class A* (Oil & Gas)	564	19,046
Ryder System, Inc. (Transportation)	282	11,015
Safeway, Inc. (Food)	1,128	18,150
SAIC, Inc. (Commercial Services)	1,269	15,279
SCANA Corp. (Electric)	564	27,224
Seagate Technology PLC (Computers)	1,128	34,968
Sealed Air Corp. (Packaging & Containers)	846	13,079
Sempra Energy (Gas)	987	63,652
Simon Property Group, Inc. (REIT)	423	64,216
SLM Corp. (Diversified Financial Services)	2,115	33,248
Snap-on, Inc. (Hand/Machine Tools)	141	10,134
Southern Co. (Electric)	1,551	71,486
Southwest Airlines Co. (Airlines)	3,384	29,678
Spectra Energy Corp. (Pipelines)	1,551	45,537
Sprint Nextel Corp.* (Telecommunications)	13,395	73,940
Stanley Black & Decker, Inc. (Hand/Machine Tools)	282	21,503
Staples, Inc. (Retail)	3,102	35,735
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	423	24,517
State Street Corp. (Banks)	2,115	88,745
Sunoco, Inc. (Oil & Gas)	423	19,809
SunTrust Banks, Inc. (Banks)	2,397	67,763
Symantec Corp.* (Internet)	1,833	32,994
Sysco Corp. (Food)	2,679	83,772
Target Corp. (Retail)	1,128	71,594
TE Connectivity, Ltd. (Electronics)	1,974	67,136
TECO Energy, Inc. (Electric)	846	15,008
Tenet Healthcare Corp.* (Healthcare - Services)	1,833	11,493
Teradyne, Inc.* (Semiconductors)	282	4,010
Tesoro Petroleum Corp. (Oil & Gas)	564	23,632
Texas Instruments, Inc. (Semiconductors)	2,256	62,153
Textron, Inc. (Miscellaneous Manufacturing)	1,269	33,210
The AES Corp.* (Electric)	2,820	30,935
The Charles Schwab Corp. (Diversified Financial Services)	4,935	63,119
The Chubb Corp. (Insurance)	564	43,022
The Dow Chemical Co. (Chemicals)	5,358	155,168
The Gap, Inc. (Retail)	1,269	45,405
The Goldman Sachs Group, Inc. (Banks)	1,974	224,404
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,128	13,750
The Home Depot, Inc. (Retail)	3,666	221,316
The Interpublic Group of Cos., Inc. (Advertising)	1,974	21,951
The JM Smucker Co. - Class A (Food)	141	12,173
The Limited, Inc. (Retail)	282	13,891
The Mosaic Co. (Chemicals)	423	24,369
The Travelers Cos., Inc. (Insurance)	846	57,748
The Williams Cos., Inc. (Pipelines)	1,551	54,238
Thermo Fisher Scientific, Inc. (Electronics)	705	41,475
Time Warner Cable, Inc. (Media)	423	40,210
Time Warner, Inc. (Media)	4,230	191,746
Titanium Metals Corp. (Mining)	282	3,618
Torchmark Corp. (Insurance)	423	21,721
Total System Services, Inc. (Commercial Services)	705	16,709
TripAdvisor, Inc.* (Internet)	141	4,643
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,115	118,990
Tyson Foods, Inc. - Class A (Food)	1,269	20,329
U.S. Bancorp (Banks)	8,460	290,178
United States Steel Corp. (Iron/Steel)	705	13,444
United Technologies Corp. (Aerospace/Defense)	987	77,272
UnumProvident Corp. (Insurance)	1,269	24,390
Urban Outfitters, Inc.* (Retail)	141	5,296
Valero Energy Corp. (Oil & Gas)	2,538	80,404
VeriSign, Inc.* (Internet)	423	20,596
Verizon Communications, Inc. (Telecommunications)	5,922	269,866
Vornado Realty Trust (REIT)	423	34,284
Vulcan Materials Co. (Mining)	564	26,677
Wal-Mart Stores, Inc. (Retail)	2,820	208,116
Walgreen Co. (Retail)	3,807	138,727
Walt Disney Co. (Media)	8,037	420,174
Waste Management, Inc. (Environmental Control)	1,974	63,326
WellPoint, Inc. (Healthcare - Services)	705	40,897
Wells Fargo & Co. (Banks)	21,996	759,522
Western Digital Corp. (Computers)	987	38,227
Western Union Co. (Commercial Services)	1,410	25,690
Weyerhaeuser Co. (REIT)	2,397	62,658
Whirlpool Corp. (Home Furnishings)	282	23,381
Whole Foods Market, Inc. (Food)	141	13,733
Windstream Corp. (Telecommunications)	2,679	27,085
Wisconsin Energy Corp. (Electric)	987	37,180
WPX Energy, Inc.* (Oil & Gas)	423	7,018

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wyndham Worldwide Corp. (Lodging)	705	$36,998
Xcel Energy, Inc. (Electric)	2,256	62,514
Xerox Corp. (Office/Business Equipment)	5,922	43,468
XL Group PLC (Insurance)	1,410	33,882
Xylem, Inc. (Machinery - Diversified)	846	21,277
Yahoo!, Inc.* (Internet)	4,653	74,332
Zions Bancorp (Banks)	846	17,474

TOTAL COMMON STOCKS (Cost $18,558,035)		26,137,220

	Principal Amount	Value
Repurchase Agreements(b) (0.5%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $118,001	$118,000	$118,000

TOTAL REPURCHASE AGREEMENTS (Cost $118,000)		118,000

TOTAL INVESTMENT SECURITIES (Cost $18,676,035) — 100.5%		26,255,220
Net other assets (liabilities) — (0.5)%		(135,502)

NET ASSETS — 100.0%		$26,119,718

^	All or a portion of this security is designated on the ProFund VP Large-Cap Value’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$51,031	0.2%
Aerospace/Defense	338,162	1.3%
Agriculture	329,898	1.3%
Airlines	29,678	0.1%
Auto Manufacturers	230,300	0.9%
Auto Parts & Equipment	108,490	0.4%
Banks	3,927,696	15.2%
Beverages	153,651	0.6%
Building Materials	16,976	0.1%
Chemicals	338,790	1.3%
Coal	14,959	0.1%
Commercial Services	189,190	0.7%
Computers	476,122	1.8%
Cosmetics/Personal Care	246,640	0.9%
Distribution/Wholesale	20,728	0.1%
Diversified Financial Services	549,851	2.1%
Electric	1,475,185	5.6%
Electrical Components & Equipment	62,465	0.2%
Electronics	160,149	0.6%
Engineering & Construction	38,674	0.1%
Entertainment	14,766	0.1%
Environmental Control	102,115	0.4%
Food	507,408	1.9%
Forest Products & Paper	116,128	0.4%
Gas	161,105	0.6%
Hand/Machine Tools	31,637	0.1%
Healthcare - Products	203,554	0.8%
Healthcare - Services	183,462	0.7%
Holding Companies - Diversified	19,247	0.1%
Home Builders	66,004	0.3%
Home Furnishings	36,398	0.1%
Household Products/Wares	23,619	0.1%
Housewares	24,225	0.1%
Insurance	1,926,461	7.4%
Internet	229,456	0.9%
Iron/Steel	80,885	0.3%
Leisure Time	95,830	0.4%
Lodging	89,093	0.3%
Machinery - Construction & Mining	84,922	0.3%
Machinery - Diversified	34,279	0.1%
Media	1,466,930	5.6%
Metal Fabricate/Hardware	46,062	0.2%
Mining	240,145	0.9%
Miscellaneous Manufacturing	1,650,459	6.3%
Office/Business Equipment	55,160	0.2%
Oil & Gas	2,613,096	10.0%
Oil & Gas Services	140,451	0.5%
Packaging & Containers	51,548	0.2%
Pharmaceuticals	1,453,203	5.6%
Pipelines	165,285	0.6%
REIT	474,736	1.8%
Real Estate	25,958	0.1%
Retail	1,451,381	5.6%
Savings & Loans	35,664	0.1%
Semiconductors	481,823	1.8%
Software	577,905	2.2%
Telecommunications	2,160,612	8.3%
Textiles	17,533	0.1%
Toys/Games/Hobbies	40,780	0.2%
Transportation	199,260	0.8%
Other**	(17,502)	(0.1)%
Total	$26,119,718	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (99.6%)
3M Co.^ (Miscellaneous Manufacturing)	2,338	$216,078
Abbott Laboratories (Pharmaceuticals)	7,682	526,678
Accenture PLC - Class A (Computers)	2,338	163,730
Adobe Systems, Inc.* (Software)	1,169	37,946
Aetna, Inc. (Healthcare - Services)	835	33,066
AFLAC, Inc. (Insurance)	2,338	111,943
Agilent Technologies, Inc. (Electronics)	1,169	44,948
Air Products & Chemicals, Inc. (Chemicals)	668	55,244
Airgas, Inc. (Chemicals)	167	13,744
Akamai Technologies, Inc.* (Internet)	835	31,947
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,002	114,629
Allergan, Inc. (Pharmaceuticals)	1,503	137,645
Altera Corp. (Semiconductors)	1,503	51,079
Altria Group, Inc. (Agriculture)	3,340	111,523
Amazon.com, Inc.* (Internet)	1,837	467,186
American Express Co. (Diversified Financial Services)	2,839	161,426
American Tower Corp. (REIT)	1,837	131,143
Amgen, Inc. (Biotechnology)	3,674	309,792
Amphenol Corp. - Class A (Electronics)	835	49,165
Anadarko Petroleum Corp. (Oil & Gas)	1,169	81,736
Analog Devices, Inc. (Semiconductors)	835	32,724
Aon PLC (Insurance)	1,002	52,395
Apache Corp. (Oil & Gas)	1,336	115,524
Apartment Investment and Management Co. - Class A (REIT)	334	8,681
Apollo Group, Inc. - Class A* (Commercial Services)	501	14,554
Apple Computer, Inc. (Computers)	4,509	3,008,675
Autodesk, Inc.* (Software)	501	16,718
Automatic Data Processing, Inc. (Commercial Services)	2,338	137,147
AutoZone, Inc.* (Retail)	167	61,735
AvalonBay Communities, Inc. (REIT)	334	45,421
Baker Hughes, Inc. (Oil & Gas Services)	1,336	60,427
Ball Corp. (Packaging & Containers)	501	21,197
Bard (C.R.), Inc. (Healthcare - Products)	334	34,953
Baxter International, Inc. (Healthcare - Products)	2,672	161,015
Becton, Dickinson & Co. (Healthcare - Products)	1,002	78,717
Bed Bath & Beyond, Inc.* (Retail)	1,169	73,647
Big Lots, Inc.* (Retail)	167	4,940
Biogen Idec, Inc.* (Biotechnology)	1,169	174,450
BlackRock, Inc. (Diversified Financial Services)	668	119,104
BMC Software, Inc.* (Software)	501	20,786
Boeing Co. (Aerospace/Defense)	2,004	139,518
BorgWarner, Inc.* (Auto Parts & Equipment)	501	34,624
Boston Properties, Inc. (REIT)	334	36,944
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,010	169,087
Broadcom Corp. - Class A (Semiconductors)	2,505	86,623
Brown-Forman Corp. (Beverages)	668	43,587
C.H. Robinson Worldwide, Inc. (Transportation)	835	48,889
Cabot Oil & Gas Corp. (Oil & Gas)	1,002	44,990
Cameron International Corp.* (Oil & Gas Services)	1,169	65,546
Campbell Soup Co. (Food)	501	17,445
Caterpillar, Inc. (Machinery - Construction & Mining)	2,004	172,424
Celgene Corp.* (Biotechnology)	2,171	165,864
Cerner Corp.* (Software)	668	51,710
CF Industries Holdings, Inc. (Chemicals)	334	74,228
Chevron Corp. (Oil & Gas)	5,177	603,431
Chipotle Mexican Grill, Inc.* (Retail)	167	53,029
Citrix Systems, Inc.* (Software)	835	63,936
Cliffs Natural Resources, Inc. (Iron/Steel)	668	26,139
Clorox Co. (Household Products/Wares)	501	36,097
Coach, Inc. (Apparel)	1,336	74,843
Coca-Cola Co. (Beverages)	18,871	715,777
Cognizant Technology Solutions Corp.* (Computers)	1,503	105,090
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,171	232,775
CONSOL Energy, Inc. (Coal)	835	25,092
Consolidated Edison, Inc. (Electric)	835	50,008
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	501	37,605
Costco Wholesale Corp. (Retail)	1,169	117,046
Covidien PLC (Healthcare - Products)	1,670	99,231
Crown Castle International Corp.* (Telecommunications)	1,503	96,342
CSX Corp. (Transportation)	2,338	48,513
Cummins, Inc. (Machinery - Diversified)	668	61,596
Danaher Corp. (Miscellaneous Manufacturing)	2,171	119,731
Darden Restaurants, Inc. (Retail)	501	27,931
DaVita, Inc.* (Healthcare - Services)	334	34,606
Deere & Co. (Machinery - Diversified)	1,837	151,534
DENTSPLY International, Inc. (Healthcare - Products)	334	12,739
Diamond Offshore Drilling, Inc. (Oil & Gas)	334	21,981
DIRECTV*	3,006	157,695
Discovery Communications, Inc. - Class A* (Media)	1,169	69,707
Dollar Tree, Inc.* (Retail)	1,169	56,433
Dominion Resources, Inc. (Electric)	2,004	106,092
Dover Corp. (Miscellaneous Manufacturing)	668	39,739
Dr. Pepper Snapple Group, Inc. (Beverages)	501	22,310
Dun & Bradstreet Corp. (Software)	167	13,297
E.I. du Pont de Nemours & Co. (Chemicals)	3,006	151,112

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Eastman Chemical Co. (Chemicals)	334		$19,041
eBay, Inc.* (Internet)	3,674		177,858
Ecolab, Inc. (Chemicals)	1,336		86,586
Edwards Lifesciences Corp.* (Healthcare - Products)	501		53,792
Electronic Arts, Inc.* (Software)	668		8,477
Eli Lilly & Co. (Pharmaceuticals)	3,507		166,267
EMC Corp.* (Computers)	5,678		154,839
Emerson Electric Co. (Electrical Components & Equipment)	2,505		120,916
Ensco PLC - Class A (Oil & Gas)	334		18,223
EOG Resources, Inc. (Oil & Gas)	1,336		149,699
EQT Corp. (Oil & Gas)	501		29,559
Equifax, Inc. (Commercial Services)	334		15,558
Equity Residential (REIT)	1,002		57,645
Expedia, Inc. (Internet)	334		19,319
Expeditors International of Washington, Inc. (Transportation)	668		24,288
Express Scripts Holding Co.* (Pharmaceuticals)	4,008		251,181
Exxon Mobil Corp. (Oil & Gas)	14,362		1,313,405
F5 Networks, Inc.* (Internet)	334		34,970
Family Dollar Stores, Inc. (Retail)	501		33,216
Fastenal Co. (Distribution/Wholesale)	1,002		43,076
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Energy - Alternate Sources)	334		7,396
Fiserv, Inc.* (Software)	668		49,452
FLIR Systems, Inc. (Electronics)	501		10,007
Flowserve Corp. (Machinery - Diversified)	167		21,333
Fluor Corp. (Engineering & Construction)	501		28,196
FMC Corp. (Chemicals)	668		36,994
FMC Technologies, Inc.* (Oil & Gas Services)	1,169		54,125
Fossil, Inc.* (Distribution/Wholesale)	334		28,290
Franklin Resources, Inc. (Diversified Financial Services)	668		83,547
General Dynamics Corp. (Aerospace/Defense)	1,002		66,252
General Mills, Inc. (Food)	2,171		86,514
Genuine Parts Co. (Distribution/Wholesale)	501		30,576
Gilead Sciences, Inc.* (Biotechnology)	3,674		243,696
Google, Inc. - Class A* (Internet)	1,336		1,008,012
Halliburton Co. (Oil & Gas Services)	2,672		90,020
Harley-Davidson, Inc. (Leisure Time)	501		21,227
Hasbro, Inc. (Toys/Games/Hobbies)	334		12,749
HCP, Inc. (REIT)	835		37,141
Health Care REIT, Inc. (REIT)	668		38,577
Heinz (H.J.) Co. (Food)	1,169		65,406
Helmerich & Payne, Inc. (Oil & Gas)	501		23,853
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,338		139,695
Hormel Foods Corp. (Food)	334		9,766
Humana, Inc. (Healthcare - Services)	501		35,145
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,336		79,452
Intel Corp. (Semiconductors)	12,358		280,279
IntercontinentalExchange, Inc.* (Diversified Financial Services)	334		44,559
International Business Machines Corp. (Computers)	5,177		1,073,969
International Flavors & Fragrances, Inc. (Chemicals)	334		19,900
Intuit, Inc. (Software)	1,336		78,664
Intuitive Surgical, Inc.* (Healthcare - Products)	167		82,770
Iron Mountain, Inc. (Commercial Services)	334		11,393
Johnson & Johnson (Healthcare - Products)	13,360		920,638
Joy Global, Inc. (Machinery - Construction & Mining)	501		28,086
Juniper Networks, Inc.* (Telecommunications)	1,670		28,574
Kellogg Co. (Food)	1,169		60,391
Kimberly-Clark Corp. (Household Products/Wares)	1,837		157,578
Kinder Morgan, Inc. (Pipelines)	1,336		47,455
KLA -Tencor Corp. (Semiconductors)	835		39,834
Kohls Corp. (Retail)	668		34,215
Kraft Foods, Inc. - Class A (Food)	4,676		193,353
Laboratory Corp. of America Holdings* (Healthcare - Services)	501		46,327
Lam Research Corp.* (Semiconductors)	835		26,540
Life Technologies Corp.* (Biotechnology)	835		40,815
Linear Technology Corp. (Semiconductors)	668		21,276
Lockheed Martin Corp. (Aerospace/Defense)	1,336		124,756
Lorillard, Inc. (Agriculture)	501		58,341
LSI Logic Corp.* (Semiconductors)	1,336		9,232
LyondellBasell Industries N.V. - Class A (Chemicals)	835		43,136
Marriott International, Inc. - Class A (Lodging)	501		19,602
Masco Corp. (Building Materials)	501		7,540
MasterCard, Inc. - Class A (Commercial Services)	501		226,191
Mattel, Inc. (Toys/Games/Hobbies)	668		23,701
McCormick & Co., Inc. (Food)	501		31,082
McDonald’s Corp. (Retail)	4,843		444,345
McGraw-Hill Cos., Inc. (Media)	835		45,583
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,002		73,427
Medtronic, Inc. (Healthcare - Products)	3,173		136,820
Merck & Co., Inc. (Pharmaceuticals)	9,686		436,839
Microchip Technology, Inc. (Semiconductors)	1,002		32,805
Microsoft Corp. (Software)	20,875		621,657
Monsanto Co. (Chemicals)	2,505		228,005
Monster Beverage Corp.* (Beverages)	668		36,179
Moody’s Corp. (Commercial Services)	501		22,129
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,004		48,898
National Oilwell Varco, Inc. (Oil & Gas Services)	1,503		120,405
NetApp, Inc.* (Computers)	1,837		60,401
Netflix, Inc.* (Internet)	334		18,183

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Newfield Exploration Co.* (Oil & Gas)	501	$15,691
Newmont Mining Corp. (Mining)	2,338	130,951
NextEra Energy, Inc. (Electric)	1,169	82,216
NIKE, Inc. - Class B (Apparel)	1,837	174,350
Noble Energy, Inc. (Oil & Gas)	501	46,448
Nordstrom, Inc. (Retail)	501	27,645
Norfolk Southern Corp. (Transportation)	1,169	74,383
NVIDIA Corp.* (Semiconductors)	1,002	13,367
O’Reilly Automotive, Inc.* (Retail)	501	41,894
Occidental Petroleum Corp. (Oil & Gas)	2,839	244,324
Omnicom Group, Inc. (Advertising)	668	34,442
ONEOK, Inc. (Pipelines)	668	32,271
Oracle Corp. (Software)	18,537	583,730
Pall Corp. (Miscellaneous Manufacturing)	501	31,808
Parker Hannifin Corp. (Miscellaneous Manufacturing)	501	41,874
Patterson Cos., Inc. (Healthcare - Products)	167	5,718
Paychex, Inc. (Commercial Services)	835	27,797
Peabody Energy Corp. (Coal)	1,336	29,779
Pentair, Ltd. (c) (Miscellaneous Manufacturing)	334	14,779
PepsiCo, Inc. (Beverages)	7,515	531,837
Perrigo Co. (Pharmaceuticals)	501	58,201
Philip Morris International, Inc. (Agriculture)	8,183	735,979
Pioneer Natural Resources Co. (Oil & Gas)	668	69,739
Plum Creek Timber Co., Inc. (Forest Products & Paper)	334	14,643
PPG Industries, Inc. (Chemicals)	668	76,713
Praxair, Inc. (Chemicals)	1,503	156,132
Precision Castparts Corp. (Metal Fabricate/Hardware)	501	81,833
Priceline.com, Inc.* (Internet)	167	103,328
Procter & Gamble Co. (Cosmetics/Personal Care)	10,020	694,987
Prologis, Inc. (REIT)	835	29,250
Public Storage, Inc. (REIT)	501	69,724
PulteGroup, Inc.* (Home Builders)	668	10,354
Qualcomm, Inc. (Telecommunications)	8,350	521,791
Quest Diagnostics, Inc. (Healthcare - Services)	835	52,964
Ralph Lauren Corp. (Apparel)	334	50,511
Range Resources Corp. (Oil & Gas)	501	35,005
Raytheon Co. (Aerospace/Defense)	1,002	57,274
Red Hat, Inc.* (Software)	1,002	57,054
Reynolds American, Inc. (Agriculture)	835	36,189
Robert Half International, Inc. (Commercial Services)	167	4,447
Rockwell Automation, Inc. (Machinery - Diversified)	668	46,459
Rockwell Collins, Inc. (Aerospace/Defense)	501	26,874
Roper Industries, Inc. (Machinery - Diversified)	501	55,055
Ross Stores, Inc. (Retail)	1,169	75,517
Salesforce.com, Inc.* (Software)	668	101,997
SanDisk Corp.* (Computers)	1,169	50,770
Schlumberger, Ltd. (Oil & Gas Services)	6,513	471,085
Scripps Networks Interactive - Class A (Media)	501	30,676
Seagate Technology PLC (Computers)	501	15,531
Sherwin-Williams Co. (Chemicals)	334	49,736
Sigma-Aldrich Corp. (Chemicals)	668	48,076
Simon Property Group, Inc. (REIT)	1,002	152,114
Snap-on, Inc. (Hand/Machine Tools)	167	12,002
Southern Co. (Electric)	2,505	115,455
Southwestern Energy Co.* (Oil & Gas)	1,670	58,083
Spectra Energy Corp. (Pipelines)	1,503	44,128
St. Jude Medical, Inc. (Healthcare - Products)	1,503	63,321
Stanley Black & Decker, Inc. (Hand/Machine Tools)	501	38,201
Starbucks Corp. (Retail)	3,674	186,455
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	501	29,038
Stericycle, Inc.* (Environmental Control)	334	30,234
Stryker Corp. (Healthcare - Products)	1,336	74,362
Symantec Corp.* (Internet)	1,336	24,048
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,169	73,998
Target Corp. (Retail)	2,004	127,194
Teradata Corp.* (Computers)	835	62,967
Teradyne, Inc.* (Semiconductors)	501	7,124
Texas Instruments, Inc. (Semiconductors)	3,173	87,416
The ADT Corp.*	334	12,024
The Chubb Corp. (Insurance)	668	50,955
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,169	71,975
The Hershey Co. (Food)	668	47,355
The Home Depot, Inc. (Retail)	3,340	201,636
The JM Smucker Co. - Class A (Food)	334	28,834
The Limited, Inc. (Retail)	835	41,132
The Mosaic Co. (Chemicals)	835	48,104
The Travelers Cos., Inc. (Insurance)	1,002	68,397
The Williams Cos., Inc. (Pipelines)	1,336	46,720
Thermo Fisher Scientific, Inc. (Electronics)	1,002	58,948
Tiffany & Co. (Retail)	501	31,002
Time Warner Cable, Inc. (Media)	1,002	95,250
TJX Cos., Inc. (Retail)	3,507	157,079
TripAdvisor, Inc.* (Internet)	334	10,999
Union Pacific Corp. (Transportation)	2,338	277,521
United Parcel Service, Inc. - Class B (Transportation)	3,507	250,996
United Technologies Corp. (Aerospace/Defense)	3,006	235,340
UnitedHealth Group, Inc. (Healthcare - Services)	5,010	277,604
Urban Outfitters, Inc.* (Retail)	334	12,545
V.F. Corp. (Apparel)	501	79,839
Varian Medical Systems, Inc.* (Healthcare - Products)	501	30,220
Ventas, Inc. (REIT)	1,503	93,562
VeriSign, Inc.* (Internet)	334	16,262

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Telecommunications)	7,515	$342,459
Viacom, Inc. - Class B (Media)	2,338	125,293
Visa, Inc. - Class A (Commercial Services)	2,505	336,371
Vornado Realty Trust (REIT)	501	40,606
W.W. Grainger, Inc. (Distribution/Wholesale)	334	69,596
Wal-Mart Stores, Inc. (Retail)	5,177	382,063
Waters Corp.* (Electronics)	501	41,748
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	668	56,887
WellPoint, Inc. (Healthcare - Services)	835	48,438
Western Union Co. (Commercial Services)	1,336	24,342
Whole Foods Market, Inc. (Food)	668	65,063
WPX Energy, Inc.* (Oil & Gas)	501	8,312
Wynn Resorts, Ltd. (Lodging)	334	38,557
Xilinx, Inc. (Semiconductors)	1,336	44,636
YUM! Brands, Inc. (Retail)	2,171	144,024
Zimmer Holdings, Inc. (Healthcare - Products)	835	56,463

TOTAL COMMON STOCKS (Cost $22,699,122)		34,196,098

	Principal Amount	Value
Repurchase Agreements(d) (0.8%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $273,003	$273,000	$273,000

TOTAL REPURCHASE AGREEMENTS (Cost $273,000)		273,000

TOTAL INVESTMENT SECURITIES (Cost $22,972,122) — 100.4%		34,469,098
Net other assets (liabilities) — (0.4)%		(135,790)

NET ASSETS — 100.0%		$34,333,308

^	All or a portion of this security is designated on the ProFund VP Large-Cap Growth’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)	Represents a security purchased on a when-issued basis.
(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2012:

	Value		% of Net Assets
Advertising	$34,442		0.1%
Aerospace/Defense	650,014		1.9%
Agriculture	942,032		2.7%
Apparel	379,543		1.1%
Auto Parts & Equipment	34,624		0.1%
Banks	—	(a)	NM
Beverages	1,349,690		3.9%
Biotechnology	1,049,246		3.1%
Building Materials	7,540		NM
Chemicals	1,106,751		3.2%
Coal	54,871		0.2%
Commercial Services	831,953		2.4%
Computers	4,695,972		13.6%
Cosmetics/Personal Care	999,737		2.9%
Distribution/Wholesale	171,538		0.5%
Diversified Financial Services	482,634		1.4%
Electric	353,771		1.0%
Electrical Components & Equipment	120,916		0.4%
Electronics	204,816		0.6%
Energy - Alternate Sources	7,396		NM
Engineering & Construction	28,196		0.1%
Environmental Control	30,234		0.1%
Food	605,209		1.8%
Forest Products & Paper	14,643		NM
Hand/Machine Tools	50,203		0.1%
Healthcare - Products	1,810,759		5.3%
Healthcare - Services	528,150		1.5%
Home Builders	10,354		NM
Household Products/Wares	193,675		0.6%
Insurance	283,690		0.8%
Internet	1,912,112		5.6%
Iron/Steel	26,139		0.1%
Leisure Time	21,227		0.1%
Lodging	87,197		0.3%
Machinery - Construction & Mining	200,510		0.6%
Machinery - Diversified	335,977		1.0%
Media	524,204		1.5%
Metal Fabricate/Hardware	81,833		0.2%
Mining	130,951		0.4%
Miscellaneous Manufacturing	720,761		2.1%
Oil & Gas	2,880,003		8.4%
Oil & Gas Services	861,608		2.5%
Packaging & Containers	21,197		0.1%
Pharmaceuticals	1,925,110		5.6%
Pipelines	170,574		0.5%
REIT	740,808		2.2%
Retail	2,334,723		6.8%
Semiconductors	732,935		2.1%
Software	1,705,424		5.0%
Telecommunications	989,166		2.9%
Toys/Games/Hobbies	36,450		0.1%
Transportation	724,590		2.1%
Other**	137,210		0.4%
Total	$34,333,308		100.0%

(a)  Amount is less than $0.50.

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.0%)
Aaron’s, Inc. (Commercial Services)	1,332	$37,043
Acuity Brands, Inc. (Electrical Components & Equipment)	740	46,835
Acxiom Corp.* (Software)	3,256	59,487
Aecom Technology Corp.* (Engineering & Construction)	4,884	103,345
Aeropostale, Inc.* (Retail)	1,332	18,022
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,036	127,428
AGCO Corp.* (Machinery - Diversified)	4,144	196,757
Alexander & Baldwin, Inc.* (Real Estate)	1,036	30,593
Alexandria Real Estate Equities, Inc. (REIT)	1,184	87,048
Alleghany Corp.* (Insurance)	444	153,153
Alliant Energy Corp. (Electric)	2,516	109,169
Alliant Techsystems, Inc. (Aerospace/Defense)	740	37,081
AMC Networks, Inc. - Class A* (Media)	1,480	64,410
American Campus Communities, Inc. (REIT)	1,480	64,942
American Eagle Outfitters, Inc. (Retail)	7,696	162,232
American Financial Group, Inc. (Insurance)	3,404	129,012
ANN, Inc.* (Retail)	2,072	78,177
AOL, Inc.* (Internet)	3,848	135,565
Apollo Investment Corp. (Investment Companies)	8,732	68,721
Aqua America, Inc. (Water)	2,812	69,625
Arch Coal, Inc. (Coal)	9,176	58,084
Arrow Electronics, Inc.* (Electronics)	4,736	159,651
Arthur J. Gallagher & Co. (Insurance)	2,516	90,123
Ascena Retail Group, Inc.* (Retail)	1,924	41,270
Ashland, Inc. (Chemicals)	3,108	222,533
Aspen Insurance Holdings, Ltd. (Insurance)	3,108	94,763
Associated Banc-Corp. (Banks)	7,400	97,458
Astoria Financial Corp. (Savings & Loans)	3,552	35,094
Atmel Corp.* (Semiconductors)	10,804	56,829
Atmos Energy Corp. (Gas)	3,848	137,720
Atwood Oceanics, Inc.* (Oil & Gas)	740	33,633
Avnet, Inc.* (Electronics)	6,068	176,518
Bally Technologies, Inc.* (Entertainment)	740	36,549
BancorpSouth, Inc. (Banks)	3,552	52,356
Bank of Hawaii Corp. (Banks)	1,036	47,262
Barnes & Noble, Inc.* (Retail)	1,628	20,806
BE Aerospace, Inc.* (Aerospace/Defense)	1,776	74,770
BioMed Realty Trust, Inc. (REIT)	6,660	124,675
Black Hills Corp. (Electric)	740	26,322
Bob Evans Farms, Inc. (Retail)	1,184	46,330
BRE Properties, Inc. - Class A (REIT)	1,332	62,457
Brinker International, Inc. (Retail)	3,108	109,712
Broadridge Financial Solutions, Inc. (Software)	2,960	69,057
Brown & Brown, Inc. (Insurance)	2,960	77,167
Cabot Corp. (Chemicals)	2,516	92,010
Cadence Design Systems, Inc.* (Computers)	7,844	100,913
Camden Property Trust (REIT)	1,184	76,356
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,480	76,842
Carpenter Technology Corp. (Iron/Steel)	740	38,717
Cathay Bancorp, Inc. (Banks)	3,108	53,644
CBOE Holdings, Inc. (Diversified Financial Services)	1,184	34,833
Charles River Laboratories International, Inc.* (Biotechnology)	1,184	46,886
Chico’s FAS, Inc. (Retail)	7,104	128,653
Ciena Corp.* (Telecommunications)	2,072	28,179
Cinemark Holdings, Inc. (Entertainment)	1,628	36,516
City National Corp. (Banks)	2,072	106,729
Clarcor, Inc. (Miscellaneous Manufacturing)	592	26,421
Cleco Corp. (Electric)	1,184	49,704
Collective Brands, Inc.* (Retail)	2,664	57,835
Commerce Bancshares, Inc. (Banks)	1,924	77,595
Commercial Metals Co. (Metal Fabricate/Hardware)	5,032	66,422
Community Health Systems, Inc.* (Healthcare - Services)	3,848	112,131
Compuware Corp.* (Software)	9,324	92,401
Con-way, Inc. (Transportation)	2,368	64,812
Convergys Corp. (Commercial Services)	4,884	76,532
CoreLogic, Inc.* (Commercial Services)	4,588	121,720
Corporate Office Properties Trust (REIT)	3,108	74,499
Corrections Corp. of America (Commercial Services)	4,292	143,567
Crane Co. (Miscellaneous Manufacturing)	592	23,639
Cree, Inc.* (Semiconductors)	1,332	34,006
Cullen/Frost Bankers, Inc. (Banks)	1,184	67,997
Cypress Semiconductor Corp. (Semiconductors)	3,996	42,837
Cytec Industries, Inc. (Chemicals)	1,924	126,060
Deluxe Corp. (Commercial Services)	2,220	67,843
Dick’s Sporting Goods, Inc. (Retail)	1,184	61,390
Diebold, Inc. (Computers)	2,664	89,803
Domtar Corp. (Forest Products & Paper)	740	57,935
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	3,108	59,767
DST Systems, Inc. (Computers)	1,332	75,338
Duke Realty Corp. (REIT)	11,544	169,697
East West Bancorp, Inc. (Banks)	6,068	128,156
Eaton Vance Corp. (Diversified Financial Services)	2,220	64,291
Energen Corp. (Oil & Gas)	888	46,540
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,184	88,338
Equity One, Inc. (REIT)	2,664	56,104
Esterline Technologies Corp.* (Aerospace/Defense)	592	33,235
Everest Re Group, Ltd. (Insurance)	2,220	237,451
Exelis, Inc. (Aerospace/Defense)	7,992	82,637
Fair Isaac Corp. (Software)	592	26,202

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,476	$71,845
Fidelity National Title Group, Inc. - Class A (Insurance)	9,028	193,109
First American Financial Corp. (Insurance)	4,588	99,422
First Niagara Financial Group, Inc. (Savings & Loans)	15,096	122,127
FirstMerit Corp. (Banks)	4,736	69,761
Flowers Foods, Inc. (Food)	2,368	47,786
Foot Locker, Inc. (Retail)	6,512	231,176
Forest Oil Corp.* (Oil & Gas)	5,032	42,520
Fortune Brands Home & Security, Inc.* (Building Materials)	4,588	123,922
Fulton Financial Corp. (Banks)	8,584	84,638
GATX Corp. (Trucking & Leasing)	1,036	43,968
General Cable Corp.* (Electrical Components & Equipment)	2,072	60,875
Graco, Inc. (Machinery - Diversified)	888	44,649
Granite Construction, Inc. (Engineering & Construction)	1,480	42,506
Great Plains Energy, Inc. (Electric)	6,512	144,957
Greenhill & Co., Inc. (Diversified Financial Services)	740	38,295
Greif, Inc. - Class A (Packaging & Containers)	1,332	58,848
GUESS?, Inc. (Retail)	888	22,573
Hancock Holding Co. (Banks)	3,700	114,515
Hanesbrands, Inc.* (Apparel)	4,144	132,111
Hanover Insurance Group, Inc. (Insurance)	1,924	71,688
Harris Teeter Supermarkets, Inc. (Food)	2,072	80,476
Harsco Corp. (Miscellaneous Manufacturing)	3,404	69,884
Hawaiian Electric Industries, Inc. (Electric)	4,144	109,029
HCC Insurance Holdings, Inc. (Insurance)	4,292	145,456
Health Management Associates, Inc. - Class A* (Healthcare - Services)	10,952	91,887
Health Net, Inc.* (Healthcare - Services)	3,552	79,956
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,108	56,783
Herman Miller, Inc. (Office Furnishings)	2,516	48,911
Highwoods Properties, Inc. (REIT)	1,924	62,761
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,184	34,407
Hillshire Brands Co. (Food)	3,256	87,196
HNI Corp. (Office Furnishings)	1,924	49,081
HollyFrontier Corp. (Oil & Gas)	8,732	360,370
Hologic, Inc.* (Healthcare - Products)	4,884	98,852
Hospitality Properties Trust (REIT)	5,328	126,700
HSN, Inc. (Retail)	740	36,297
Hubbell, Inc. - Class B (Electrical Components & Equipment)	592	47,798
Huntington Ingalls Industries, Inc.* (Shipbuilding)	2,072	87,128
IDACORP, Inc. (Electric)	888	38,424
IDEX Corp. (Machinery - Diversified)	1,332	55,638
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	6,512	99,178
Integrated Device Technology, Inc.* (Semiconductors)	6,216	36,550
International Bancshares Corp. (Banks)	2,368	45,110
International Rectifier Corp.* (Semiconductors)	2,960	49,402
International Speedway Corp. - Class A (Entertainment)	1,036	29,391
Intersil Corp. - Class A (Semiconductors)	5,476	47,915
Itron, Inc.* (Electronics)	1,628	70,248
ITT Corp. (Miscellaneous Manufacturing)	3,996	80,519
Janus Capital Group, Inc. (Diversified Financial Services)	7,992	75,444
Jarden Corp. (Household Products/Wares)	1,628	86,024
Jefferies Group, Inc. (Diversified Financial Services)	5,476	74,966
JetBlue Airways Corp.* (Airlines)	9,768	46,789
John Wiley & Sons, Inc. (Media)	592	27,202
Jones Lang LaSalle, Inc. (Real Estate)	1,924	146,897
Kansas City Southern Industries, Inc. (Transportation)	1,628	123,370
KB Home (Home Builders)	3,256	46,724
KBR, Inc. (Engineering & Construction)	6,364	189,775
Kemper Corp. (Insurance)	2,368	72,721
Kennametal, Inc. (Hand/Machine Tools)	3,404	126,220
Kirby Corp.* (Transportation)	592	32,726
Korn/Ferry International* (Commercial Services)	2,072	31,764
Lamar Advertising Co. - Class A* (Advertising)	1,332	49,364
Landstar System, Inc. (Transportation)	592	27,990
Lender Processing Services, Inc. (Commercial Services)	1,628	45,405
Lennox International, Inc. (Building Materials)	1,924	93,045
Lexmark International, Inc. - Class A (Computers)	3,108	69,153
Liberty Property Trust (REIT)	2,960	107,270
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,072	88,640
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,776	69,353
Louisiana-Pacific Corp.* (Building Materials)	5,920	74,000
M.D.C. Holdings, Inc. (Home Builders)	1,628	62,694
Mack-Cali Realty Corp. (REIT)	3,552	94,483
Manpower, Inc. (Commercial Services)	3,404	125,267
ManTech International Corp. - Class A (Software)	444	10,656
Martin Marietta Materials (Building Materials)	888	73,589
Masimo Corp.* (Healthcare - Products)	592	14,315
Matson, Inc. (Transportation)	1,776	37,136

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	592	$17,653
MDU Resources Group, Inc. (Electric)	8,140	179,406
MEMC Electronic Materials, Inc.* (Semiconductors)	9,916	27,269
Mentor Graphics Corp.* (Computers)	3,996	61,858
Mercury General Corp. (Insurance)	1,628	62,922
Meredith Corp. (Media)	1,480	51,800
Mine Safety Appliances Co. (Environmental Control)	740	27,580
Minerals Technologies, Inc. (Chemicals)	296	20,995
Mohawk Industries, Inc.* (Textiles)	2,516	201,330
Monster Worldwide, Inc.* (Commercial Services)	5,032	36,885
National Fuel Gas Co. (Gas)	1,480	79,979
National Instruments Corp. (Electronics)	1,628	40,977
National Retail Properties, Inc. (REIT)	2,368	72,224
NCR Corp.* (Computers)	6,808	158,695
New York Community Bancorp (Savings & Loans)	18,796	266,151
Nordson Corp. (Machinery - Diversified)	740	43,379
NV Energy, Inc. (Electric)	10,064	181,253
NVR, Inc.* (Home Builders)	148	124,986
Office Depot, Inc.* (Retail)	12,284	31,447
OGE Energy Corp. (Electric)	1,332	73,873
Old Republic International Corp. (Insurance)	10,360	96,348
Olin Corp. (Chemicals)	3,404	73,969
OMEGA Healthcare Investors, Inc. (REIT)	2,664	60,553
Omnicare, Inc. (Pharmaceuticals)	4,736	160,882
Oshkosh Truck Corp.* (Auto Manufacturers)	3,996	109,610
Owens & Minor, Inc. (Distribution/Wholesale)	2,664	79,600
Packaging Corp. of America (Packaging & Containers)	2,368	85,958
Parametric Technology Corp.* (Software)	2,664	58,075
Patterson-UTI Energy, Inc. (Oil & Gas)	6,512	103,150
Plains Exploration & Production Co.* (Oil & Gas)	3,552	133,093
Plantronics, Inc. (Telecommunications)	1,036	36,602
PNM Resources, Inc. (Electric)	3,404	71,586
Polycom, Inc.* (Telecommunications)	3,108	30,676
Post Holdings, Inc.* (Food)	592	17,796
Potlatch Corp. (REIT)	1,036	38,715
Prosperity Bancshares, Inc. (Banks)	740	31,539
Protective Life Corp. (Insurance)	3,404	89,219
QLogic Corp.* (Semiconductors)	1,924	21,972
Questar Corp. (Gas)	5,328	108,318
Quicksilver Resources, Inc.* (Oil & Gas)	5,180	21,186
Ralcorp Holdings, Inc.* (Food)	1,332	97,236
Raymond James Financial Corp. (Diversified Financial Services)	4,736	173,574
Rayonier, Inc. (REIT)	1,628	79,788
Realty Income Corp. (REIT)	2,220	90,776
Regal-Beloit Corp. (Hand/Machine Tools)	740	52,155
Regency Centers Corp. (REIT)	2,072	100,969
Regis Corp. (Retail)	2,516	46,244
Reinsurance Group of America, Inc. (Insurance)	3,108	179,860
Reliance Steel & Aluminum Co. (Iron/Steel)	3,256	170,452
Rent-A-Center, Inc. (Commercial Services)	2,516	88,261
RF Micro Devices, Inc.* (Telecommunications)	11,840	46,768
Rollins, Inc. (Commercial Services)	1,036	24,232
RPM, Inc. (Chemicals)	5,624	160,509
Saks, Inc.* (Retail)	4,440	45,776
Scholastic Corp. (Media)	1,184	37,628
Scientific Games Corp. - Class A* (Entertainment)	1,628	13,464
SEI Investments Co. (Commercial Services)	3,848	82,540
Senior Housing Properties Trust (REIT)	4,144	90,256
Sensient Technologies Corp. (Chemicals)	888	32,643
Service Corp. International (Commercial Services)	9,176	123,509
Shaw Group, Inc.* (Engineering & Construction)	2,812	122,659
Signet Jewelers, Ltd. (Retail)	1,628	79,381
Silgan Holdings, Inc. (Packaging & Containers)	740	32,197
Skyworks Solutions, Inc.* (Semiconductors)	2,664	62,777
SL Green Realty Corp. (REIT)	1,924	154,055
Smithfield Foods, Inc.* (Food)	5,772	113,420
Sonoco Products Co. (Packaging & Containers)	4,292	133,009
Sotheby’s - Class A (Commercial Services)	1,776	55,944
SPX Corp. (Miscellaneous Manufacturing)	1,036	67,765
StanCorp Financial Group, Inc. (Insurance)	1,924	60,106
Steel Dynamics, Inc. (Iron/Steel)	9,472	106,371
STERIS Corp. (Healthcare - Products)	1,184	41,996
Superior Energy Services, Inc.* (Oil & Gas Services)	4,292	88,072
SUPERVALU, Inc. (Food)	9,176	22,114
SVB Financial Group* (Banks)	1,036	62,637
Synopsys, Inc.* (Computers)	3,108	102,626
Synovus Financial Corp. (Banks)	33,744	79,973
TCF Financial Corp. (Banks)	6,956	83,055
Tech Data Corp.* (Electronics)	1,628	73,748
Teleflex, Inc. (Healthcare - Products)	592	40,753
Telephone & Data Systems, Inc. (Telecommunications)	4,292	109,918
Tellabs, Inc. (Telecommunications)	14,800	52,392
Terex Corp.* (Machinery - Construction & Mining)	4,736	106,939
The Brink’s Co. (Miscellaneous Manufacturing)	2,072	53,230
The Cheesecake Factory, Inc. (Retail)	740	26,455

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	592	$31,749
The Macerich Co. (REIT)	2,812	160,931
The New York Times Co. - Class A* (Media)	5,180	50,557
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	592	25,734
The Timken Co. (Metal Fabricate/Hardware)	3,404	126,493
The Valspar Corp. (Chemicals)	2,072	116,239
The Wendy’s Co. (Retail)	12,136	55,219
Thor Industries, Inc. (Home Builders)	1,924	69,880
Tidewater, Inc. (Transportation)	2,072	100,554
Toll Brothers, Inc.* (Home Builders)	6,364	211,476
Tootsie Roll Industries, Inc. (Food)	444	11,979
Towers Watson & Co. - Class A (Commercial Services)	592	31,406
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,404	102,018
Trustmark Corp. (Banks)	2,812	68,444
tw telecom, Inc.* (Telecommunications)	2,368	61,734
UDR, Inc. (REIT)	5,180	128,568
UGI Corp. (Gas)	4,884	155,067
Unit Corp.* (Oil & Gas)	1,924	79,846
United Rentals, Inc.* (Commercial Services)	2,368	77,457
Universal Corp. (Agriculture)	1,036	52,753
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,332	60,912
URS Corp. (Engineering & Construction)	3,256	114,969
UTI Worldwide, Inc. (Transportation)	4,440	59,807
Valassis Communications, Inc.* (Commercial Services)	1,776	43,849
Valley National Bancorp (Banks)	8,436	84,529
ValueClick, Inc.* (Internet)	1,924	33,074
VCA Antech, Inc.* (Pharmaceuticals)	3,700	73,001
Vectren Corp. (Gas)	3,552	101,587
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,292	240,137
Vishay Intertechnology, Inc.* (Electronics)	5,624	55,284
W.R. Berkley Corp. (Insurance)	4,736	177,553
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,480	48,500
Washington Federal, Inc. (Savings & Loans)	4,588	76,528
Waste Connections, Inc. (Environmental Control)	1,628	49,247
Webster Financial Corp. (Banks)	3,108	73,660
Weingarten Realty Investors (REIT)	4,736	133,129
WellCare Health Plans, Inc.* (Healthcare - Services)	1,924	108,802
Werner Enterprises, Inc. (Transportation)	1,924	41,116
Westamerica Bancorp (Banks)	444	20,890
Westar Energy, Inc. (Electric)	5,476	162,418
WGL Holdings, Inc. (Gas)	1,036	41,699
Williams-Sonoma, Inc. (Retail)	1,776	78,091
WMS Industries, Inc.* (Leisure Time)	2,368	38,788
World Fuel Services Corp. (Retail)	3,108	110,676
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,220	48,085

TOTAL COMMON STOCKS (Cost $17,576,734)		24,014,763

TOTAL INVESTMENT SECURITIES (Cost $17,576,734) — 100.0%		24,014,763
Net other assets (liabilities) — NM		(11,893)

NET ASSETS — 100.0%		$24,002,870

*	Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$49,364	0.2%
Aerospace/Defense	227,723	0.9%
Agriculture	52,753	0.2%
Airlines	46,789	0.2%
Apparel	132,111	0.6%
Auto Manufacturers	109,610	0.5%
Banks	1,449,948	6.0%
Biotechnology	287,023	1.2%
Building Materials	364,556	1.5%
Chemicals	844,958	3.5%
Coal	58,084	0.2%
Commercial Services	1,244,973	5.2%
Computers	658,386	2.7%
Distribution/Wholesale	178,778	0.7%
Diversified Financial Services	637,331	2.7%
Electric	1,146,141	4.8%
Electrical Components & Equipment	243,846	1.0%
Electronics	576,426	2.4%
Engineering & Construction	573,254	2.4%
Entertainment	175,687	0.7%
Environmental Control	76,827	0.3%
Food	478,003	2.0%
Forest Products & Paper	57,935	0.2%
Gas	624,370	2.6%
Hand/Machine Tools	247,728	1.0%
Healthcare - Products	230,323	1.0%
Healthcare - Services	542,328	2.3%
Home Builders	515,760	2.1%
Household Products/Wares	111,758	0.5%
Insurance	2,030,073	8.5%
Internet	168,639	0.7%
Investment Companies	68,721	0.3%
Iron/Steel	315,540	1.3%
Leisure Time	38,788	0.2%
Machinery - Construction & Mining	106,939	0.4%
Machinery - Diversified	340,423	1.4%
Media	231,597	1.0%
Metal Fabricate/Hardware	241,000	1.0%
Miscellaneous Manufacturing	517,971	2.2%
Office Furnishings	97,992	0.4%
Oil & Gas	820,338	3.4%
Oil & Gas Services	144,855	0.6%
Packaging & Containers	310,012	1.3%
Pharmaceuticals	233,883	1.0%
REIT	2,216,956	9.3%
Real Estate	177,490	0.7%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Retail	$1,487,762	6.2%
Savings & Loans	499,900	2.1%
Semiconductors	451,402	1.9%
Shipbuilding	87,128	0.4%
Software	315,878	1.3%
Telecommunications	366,269	1.5%
Textiles	201,330	0.8%
Transportation	487,511	2.0%
Trucking & Leasing	43,968	0.2%
Water	69,625	0.3%
Other**	(11,893)	NM
Total	$24,002,870	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	2,144	$59,625
ACI Worldwide, Inc.* (Software)	2,144	90,605
Acuity Brands, Inc. (Electrical Components & Equipment)	1,340	84,809
ADTRAN, Inc. (Telecommunications)	3,216	55,572
Advance Auto Parts, Inc. (Retail)	3,752	256,787
Advent Software, Inc.* (Software)	1,608	39,509
Aeropostale, Inc.* (Retail)	2,680	36,260
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,340	164,820
Alaska Air Group, Inc.* (Airlines)	3,752	131,545
Albemarle Corp. (Chemicals)	4,556	240,010
Alexander & Baldwin, Inc.* (Real Estate)	804	23,742
Alexandria Real Estate Equities, Inc. (REIT)	1,876	137,924
Alleghany Corp.* (Insurance)	268	92,444
Alliance Data Systems Corp.* (Commercial Services)	2,680	380,426
Alliant Energy Corp. (Electric)	2,680	116,285
Alliant Techsystems, Inc. (Aerospace/Defense)	804	40,288
Allscripts Healthcare Solutions, Inc.* (Software)	8,844	109,931
AMC Networks, Inc. - Class A* (Media)	1,072	46,653
American Campus Communities, Inc. (REIT)	2,948	129,358
AMERIGROUP Corp.* (Healthcare - Services)	2,412	220,529
Ametek, Inc. (Electrical Components & Equipment)	12,596	446,528
ANSYS, Inc.* (Software)	4,824	354,082
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,484	180,158
Aqua America, Inc. (Water)	4,020	99,535
Arthur J. Gallagher & Co. (Insurance)	3,216	115,197
Ascena Retail Group, Inc.* (Retail)	4,020	86,229
Atmel Corp.* (Semiconductors)	9,916	52,158
Atwood Oceanics, Inc.* (Oil & Gas)	2,144	97,445
Bally Technologies, Inc.* (Entertainment)	1,072	52,946
Bank of Hawaii Corp. (Banks)	1,072	48,905
BE Aerospace, Inc.* (Aerospace/Defense)	3,216	135,394
Bill Barrett Corp.* (Oil & Gas)	2,412	59,745
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,072	114,404
Black Hills Corp. (Electric)	1,340	47,664
BRE Properties, Inc. - Class A (REIT)	2,412	113,099
Broadridge Financial Solutions, Inc. (Software)	2,948	68,777
Brown & Brown, Inc. (Insurance)	2,412	62,881
Cadence Design Systems, Inc.* (Computers)	4,824	62,061
Camden Property Trust (REIT)	2,948	190,117
CARBO Ceramics, Inc. (Oil & Gas Services)	1,072	67,450
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,340	69,573
Carpenter Technology Corp. (Iron/Steel)	1,340	70,109
Carter’s, Inc.* (Apparel)	2,680	144,291
CBOE Holdings, Inc. (Diversified Financial Services)	2,948	86,730
Charles River Laboratories International, Inc.* (Biotechnology)	1,072	42,451
Church & Dwight, Inc. (Household Products/Wares)	7,236	390,672
Ciena Corp.* (Telecommunications)	2,680	36,448
Cimarex Energy Co. (Oil & Gas)	4,556	266,754
Cinemark Holdings, Inc. (Entertainment)	3,216	72,135
Clarcor, Inc. (Miscellaneous Manufacturing)	1,876	83,726
Clean Harbors, Inc.* (Environmental Control)	2,412	117,826
Cleco Corp. (Electric)	1,608	67,504
Commerce Bancshares, Inc. (Banks)	1,608	64,851
Compass Minerals International, Inc. (Mining)	1,608	119,941
Concur Technologies, Inc.* (Software)	2,412	177,837
Copart, Inc.* (Retail)	5,628	156,064
Covance, Inc.* (Healthcare - Services)	2,948	137,642
Crane Co. (Miscellaneous Manufacturing)	1,876	74,909
Cree, Inc.* (Semiconductors)	4,288	109,473
Cullen/Frost Bankers, Inc. (Banks)	1,876	107,739
Cypress Semiconductor Corp. (Semiconductors)	2,412	25,857
Deckers Outdoor Corp.* (Apparel)	1,876	68,737
DeVry, Inc. (Commercial Services)	2,948	67,096
Dick’s Sporting Goods, Inc. (Retail)	3,484	180,645
Domtar Corp. (Forest Products & Paper)	1,072	83,927
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,968	241,859
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,020	221,542
Dril-Quip, Inc.* (Oil & Gas Services)	1,876	134,847
Eaton Vance Corp. (Diversified Financial Services)	3,216	93,135
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	6,164	195,522
Energen Corp. (Oil & Gas)	2,680	140,459
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,876	139,968
Equinix, Inc.* (Internet)	2,412	496,993
Essex Property Trust, Inc. (REIT)	1,876	278,098
Esterline Technologies Corp.* (Aerospace/Defense)	804	45,137
FactSet Research Systems, Inc. (Media)	2,144	206,724
Fair Isaac Corp. (Software)	1,072	47,447
Federal Realty Investment Trust (REIT)	3,216	338,645
Flowers Foods, Inc. (Food)	2,948	59,491
Fortune Brands Home & Security, Inc.* (Building Materials)	2,948	79,625
FTI Consulting, Inc.* (Commercial Services)	2,144	57,202
Gardner Denver, Inc. (Machinery - Diversified)	2,412	145,709

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gartner Group, Inc.* (Commercial Services)	4,824	$222,338
GATX Corp. (Trucking & Leasing)	1,072	45,496
Gentex Corp. (Electronics)	7,504	127,643
Global Payments, Inc. (Commercial Services)	4,020	168,157
Graco, Inc. (Machinery - Diversified)	1,876	94,325
Green Mountain Coffee Roasters, Inc.* (Beverages)	6,700	159,125
Greenhill & Co., Inc. (Diversified Financial Services)	536	27,738
GUESS?, Inc. (Retail)	2,144	54,500
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,340	24,482
Henry Schein, Inc.* (Healthcare - Products)	4,556	361,154
Highwoods Properties, Inc. (REIT)	1,608	52,453
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,608	46,728
Hillshire Brands Co. (Food)	2,144	57,416
HMS Holdings Corp.* (Commercial Services)	4,556	152,307
Hologic, Inc.* (Healthcare - Products)	7,772	157,305
Home Properties, Inc. (REIT)	2,680	164,204
HSN, Inc. (Retail)	1,072	52,582
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,144	173,107
IDACORP, Inc. (Electric)	1,608	69,578
IDEX Corp. (Machinery - Diversified)	2,680	111,944
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,948	292,884
Informatica Corp.* (Software)	5,628	195,911
Ingredion, Inc. (Food)	4,020	221,743
InterDigital, Inc. (Telecommunications)	2,144	79,928
Intrepid Potash, Inc.* (Chemicals)	2,680	57,566
ITT Educational Services, Inc.* (Commercial Services)	804	25,913
J.B. Hunt Transport Services, Inc. (Transportation)	4,556	237,094
Jack Henry & Associates, Inc. (Computers)	4,556	172,672
Jarden Corp. (Household Products/Wares)	1,876	99,128
John Wiley & Sons, Inc. (Media)	1,876	86,202
Kansas City Southern Industries, Inc. (Transportation)	3,752	284,327
Kirby Corp.* (Transportation)	2,144	118,520
Lamar Advertising Co. - Class A* (Advertising)	1,340	49,660
Lancaster Colony Corp. (Food)	1,072	78,524
Landstar System, Inc. (Transportation)	1,876	88,697
Lender Processing Services, Inc. (Commercial Services)	2,412	67,271
Liberty Property Trust (REIT)	2,412	87,411
Life Time Fitness, Inc.* (Leisure Time)	2,144	98,067
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,144	83,723
LKQ Corp.* (Distribution/Wholesale)	15,276	282,606
ManTech International Corp. - Class A (Software)	536	12,864
Martin Marietta Materials (Building Materials)	1,340	111,046
Masimo Corp.* (Healthcare - Products)	1,876	45,362
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	804	23,975
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,216	139,156
Mednax, Inc.* (Healthcare - Services)	2,680	199,526
Mettler Toledo International, Inc.* (Electronics)	1,608	274,550
Micros Systems, Inc.* (Computers)	4,288	210,627
Mine Safety Appliances Co. (Environmental Control)	804	29,965
Minerals Technologies, Inc. (Chemicals)	536	38,018
MSC Industrial Direct Co. - Class A (Retail)	2,412	162,714
MSCI, Inc. - Class A* (Software)	6,432	230,201
National Fuel Gas Co. (Gas)	2,412	130,344
National Instruments Corp. (Electronics)	2,948	74,201
National Retail Properties, Inc. (REIT)	2,680	81,740
NeuStar, Inc.* (Telecommunications)	3,484	139,465
NewMarket Corp. (Chemicals)	536	132,113
Nordson Corp. (Machinery - Diversified)	2,144	125,681
Northern Oil and Gas, Inc.* (Oil & Gas)	2,948	50,087
Oceaneering International, Inc. (Oil & Gas Services)	5,628	310,947
OGE Energy Corp. (Electric)	3,484	193,223
Oil States International, Inc.* (Oil & Gas Services)	2,948	234,248
OMEGA Healthcare Investors, Inc. (REIT)	2,412	54,825
Packaging Corp. of America (Packaging & Containers)	2,144	77,827
Panera Bread Co. - Class A* (Retail)	1,340	228,993
Parametric Technology Corp.* (Software)	2,948	64,266
PetSmart, Inc. (Retail)	5,628	388,219
Plains Exploration & Production Co.* (Oil & Gas)	2,412	90,378
Plantronics, Inc. (Telecommunications)	1,072	37,874
Polaris Industries, Inc. (Leisure Time)	3,216	260,078
Polycom, Inc.* (Telecommunications)	5,628	55,548
Post Holdings, Inc.* (Food)	536	16,112
Potlatch Corp. (REIT)	804	30,045
Prosperity Bancshares, Inc. (Banks)	1,340	57,111
PVH Corp. (Retail)	3,752	351,637
QLogic Corp.* (Semiconductors)	2,680	30,606
Questar Corp. (Gas)	2,680	54,484
Rackspace Hosting, Inc.* (Internet)	5,628	371,955
Ralcorp Holdings, Inc.* (Food)	1,340	97,820
Rayonier, Inc. (REIT)	4,288	210,155
Realty Income Corp. (REIT)	4,288	175,336
Regal-Beloit Corp. (Hand/Machine Tools)	1,340	94,443
Regency Centers Corp. (REIT)	2,144	104,477
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,752	572,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ResMed, Inc. (Healthcare - Products)	7,236	$292,841
Riverbed Technology, Inc.* (Computers)	8,040	187,091
Rock-Tenn Co. - Class A (Packaging & Containers)	3,752	270,819
Rollins, Inc. (Commercial Services)	2,144	50,148
Rosetta Resources, Inc.* (Oil & Gas)	2,680	128,372
Rovi Corp.* (Semiconductors)	5,628	81,662
Royal Gold, Inc. (Mining)	2,948	294,387
Scientific Games Corp. - Class A* (Entertainment)	1,072	8,865
SEI Investments Co. (Commercial Services)	2,412	51,737
Semtech Corp.* (Semiconductors)	3,484	87,623
Senior Housing Properties Trust (REIT)	4,020	87,556
Sensient Technologies Corp. (Chemicals)	1,340	49,258
Signature Bank* (Banks)	2,412	161,797
Signet Jewelers, Ltd. (Retail)	2,144	104,541
Silgan Holdings, Inc. (Packaging & Containers)	1,608	69,964
Silicon Laboratories, Inc.* (Semiconductors)	1,876	68,962
Skyworks Solutions, Inc.* (Semiconductors)	6,700	157,886
SL Green Realty Corp. (REIT)	2,412	193,129
SM Energy Co. (Oil & Gas)	3,484	188,519
Solarwinds, Inc.* (Software)	3,216	179,260
Solera Holdings, Inc. (Software)	3,752	164,600
Sotheby’s - Class A (Commercial Services)	1,340	42,210
SPX Corp. (Miscellaneous Manufacturing)	1,340	87,649
STERIS Corp. (Healthcare - Products)	1,608	57,036
Strayer Education, Inc. (Commercial Services)	536	34,492
Superior Energy Services, Inc.* (Oil & Gas Services)	2,948	60,493
SVB Financial Group* (Banks)	1,072	64,813
Synopsys, Inc.* (Computers)	4,020	132,740
Taubman Centers, Inc. (REIT)	3,216	246,764
Techne Corp. (Healthcare - Products)	1,876	134,959
Teleflex, Inc. (Healthcare - Products)	1,340	92,246
Tempur-Pedic International, Inc.* (Home Furnishings)	3,216	96,126
The Cheesecake Factory, Inc. (Retail)	1,876	67,067
The Cooper Cos., Inc. (Healthcare - Products)	2,412	227,838
The Corporate Executive Board Co. (Commercial Services)	1,072	57,491
The Macerich Co. (REIT)	3,484	199,389
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,340	58,250
The Valspar Corp. (Chemicals)	1,876	105,244
The Warnaco Group, Inc.* (Apparel)	2,144	111,274
Thoratec Corp.* (Healthcare - Products)	2,948	102,001
Tibco Software, Inc.* (Internet)	8,040	243,049
Tootsie Roll Industries, Inc. (Food)	536	14,461
Towers Watson & Co. - Class A (Commercial Services)	2,144	113,739
Tractor Supply Co. (Retail)	3,752	371,035
Trimble Navigation, Ltd.* (Electronics)	6,432	306,549
Triumph Group, Inc. (Aerospace/Defense)	2,680	167,580
Tupperware Corp. (Household Products/Wares)	2,948	157,983
tw telecom, Inc.* (Telecommunications)	4,824	125,762
UDR, Inc. (REIT)	6,700	166,294
Under Armour, Inc. - Class A* (Apparel)	4,020	224,437
United Rentals, Inc.* (Commercial Services)	1,876	61,364
United Therapeutics Corp.* (Biotechnology)	2,412	134,783
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,948	134,812
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,340	176,210
ValueClick, Inc.* (Internet)	1,340	23,035
VeriFone Systems, Inc.* (Software)	5,628	156,740
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,896	329,881
Wabtec Corp. (Machinery - Diversified)	2,412	193,659
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,680	87,824
Waste Connections, Inc. (Environmental Control)	4,288	129,712
Watsco, Inc. (Distribution/Wholesale)	1,608	121,870
Westamerica Bancorp (Banks)	804	37,828
WGL Holdings, Inc. (Gas)	1,340	53,935
Williams-Sonoma, Inc. (Retail)	2,412	106,056
Woodward, Inc. (Electronics)	3,216	109,280
Wright Express Corp.* (Commercial Services)	1,876	130,795
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	2,680	100,607

TOTAL COMMON STOCKS (Cost $20,691,051)		30,899,067

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $55,001	$55,000	$55,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $20,746,051) — 100.1%		30,954,067
Net other assets (liabilities) — (0.1)%		(20,503)

NET ASSETS — 100.0%		$30,933,564

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$49,660	0.2%
Aerospace/Defense	388,399	1.3%
Airlines	131,545	0.4%
Apparel	548,739	1.8%
Banks	543,044	1.8%
Beverages	159,125	0.5%
Biotechnology	1,194,299	3.9%
Building Materials	190,671	0.6%
Chemicals	622,209	2.0%
Commercial Services	1,742,311	5.6%
Computers	765,191	2.5%
Distribution/Wholesale	404,476	1.3%
Diversified Financial Services	460,247	1.5%
Electric	494,254	1.6%
Electrical Components & Equipment	844,412	2.7%
Electronics	892,223	2.9%
Entertainment	133,946	0.4%
Environmental Control	277,503	0.9%
Food	545,567	1.8%
Forest Products & Paper	83,927	0.3%
Gas	238,763	0.8%
Hand/Machine Tools	178,166	0.6%
Healthcare - Products	1,810,354	5.9%
Healthcare - Services	692,509	2.2%
Home Furnishings	96,126	0.3%
Household Products/Wares	706,033	2.3%
Insurance	270,522	0.9%
Internet	1,135,032	3.7%
Iron/Steel	70,109	0.2%
Leisure Time	358,145	1.2%
Machinery - Diversified	771,925	2.5%
Media	339,579	1.1%
Metal Fabricate/Hardware	176,210	0.6%
Mining	414,328	1.3%
Miscellaneous Manufacturing	761,849	2.5%
Oil & Gas	1,021,759	3.3%
Oil & Gas Services	1,054,009	3.4%
Packaging & Containers	418,610	1.4%
Pharmaceuticals	334,678	1.1%
REIT	3,041,019	9.7%
Real Estate	23,742	0.1%
Retail	2,603,329	8.3%
Semiconductors	614,227	2.0%
Software	1,892,030	6.0%
Telecommunications	530,597	1.7%
Transportation	728,638	2.4%
Trucking & Leasing	45,496	0.1%
Water	99,535	0.3%
Other**	34,497	0.1%
Total	$30,933,564	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.4%)
3D Systems Corp.* (Computers)	2,170	$71,284
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,705	21,295
AAON, Inc. (Building Materials)	930	18,312
AAR Corp. (Aerospace/Defense)	4,030	66,173
ABM Industries, Inc. (Commercial Services)	5,115	96,827
Acadia Realty Trust (REIT)	1,860	46,165
Actuant Corp. - Class A (Miscellaneous Manufacturing)	7,440	212,933
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,565	43,921
Aegion Corp.* (Engineering & Construction)	4,030	77,215
Affymetrix, Inc.* (Healthcare - Products)	7,130	30,873
Agilysys, Inc.* (Computers)	1,395	11,997
AK Steel Holding Corp. (Iron/Steel)	11,315	54,312
Albany International Corp. - Class A (Machinery - Diversified)	2,945	64,702
Align Technology, Inc.* (Healthcare - Products)	2,480	91,686
ALLETE, Inc. (Electric)	1,705	71,167
Alliance One International, Inc.* (Agriculture)	8,370	27,035
Almost Family, Inc.* (Healthcare - Services)	775	16,492
AMCOL International Corp. (Mining)	1,085	36,760
Amedisys, Inc.* (Healthcare - Services)	3,100	42,811
American Greetings Corp. - Class A (Household Products/Wares)	3,410	57,288
American Vanguard Corp. (Chemicals)	1,550	53,940
Amerisafe, Inc.* (Insurance)	1,860	50,480
AMN Healthcare Services, Inc.* (Commercial Services)	4,185	42,101
AmSurg Corp.* (Healthcare - Services)	1,240	35,191
Anixter International, Inc. (Telecommunications)	2,790	160,313
Apogee Enterprises, Inc. (Building Materials)	2,945	57,781
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,860	77,060
Arctic Cat, Inc.* (Leisure Time)	1,395	57,837
Arkansas Best Corp. (Transportation)	2,480	19,642
Arris Group, Inc.* (Telecommunications)	11,470	146,701
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,170	68,594
ATMI, Inc.* (Semiconductors)	1,860	34,540
Avid Technology, Inc.* (Software)	3,100	29,326
Avista Corp. (Electric)	6,045	155,598
B&G Foods, Inc. - Class A (Food)	2,635	79,867
Badger Meter, Inc. (Electronics)	465	16,921
Bank Mutual Corp. (Savings & Loans)	4,340	19,747
Bank of the Ozarks, Inc. (Banks)	1,240	42,743
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,805	120,173
Basic Energy Services, Inc.* (Oil & Gas Services)	1,860	20,869
BBCN Bancorp, Inc.* (Banks)	7,905	99,682
Bel Fuse, Inc. - Class B (Electronics)	1,085	20,268
Belden, Inc. (Electrical Components & Equipment)	2,945	108,612
Benchmark Electronics, Inc.* (Electronics)	5,735	87,573
Big 5 Sporting Goods Corp. (Retail)	1,705	16,965
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	930	26,579
Black Box Corp. (Telecommunications)	1,705	43,495
Blyth, Inc. (Household Products/Wares)	310	8,057
Boston Private Financial Holdings, Inc. (Banks)	8,060	77,295
Bottomline Technologies, Inc.* (Software)	1,240	30,616
Boyd Gaming Corp.* (Lodging)	5,735	40,489
Brady Corp. - Class A (Electronics)	4,805	140,690
Briggs & Stratton Corp. (Machinery - Diversified)	4,805	89,709
Brightpoint, Inc.* (Distribution/Wholesale)	6,975	62,635
Bristow Group, Inc. (Transportation)	3,565	180,211
Brookline Bancorp, Inc. (Savings & Loans)	7,130	62,887
Brooks Automation, Inc. (Semiconductors)	2,170	17,425
Brown Shoe Co., Inc. (Retail)	4,185	67,086
Brunswick Corp. (Leisure Time)	6,200	140,306
Buckeye Technologies, Inc. (Forest Products & Paper)	1,395	44,724
Cabela’s, Inc.* (Retail)	4,650	254,262
Cal-Maine Foods, Inc. (Food)	1,395	62,691
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	2,015	23,455
Calavo Growers, Inc. (Food)	465	11,625
Calgon Carbon Corp.* (Environmental Control)	3,255	46,579
Callaway Golf Co. (Leisure Time)	6,665	40,923
Cambrex Corp.* (Biotechnology)	2,945	34,545
Cantel Medical Corp. (Healthcare - Products)	775	20,987
Cardtronics, Inc.* (Commercial Services)	1,705	50,775
Career Education Corp.* (Commercial Services)	5,270	19,868
Cascade Corp. (Machinery - Diversified)	465	25,454
Cbeyond, Inc.* (Telecommunications)	3,100	30,566
CDI Corp. (Commercial Services)	1,395	23,757
Cedar Realty Trust, Inc. (REIT)	5,580	29,462
Centene Corp.* (Healthcare - Services)	1,705	63,784
Central Garden & Pet Co. - Class A* (Household Products/Wares)	4,185	50,555
Century Aluminum Co.* (Mining)	5,270	37,681
Ceradyne, Inc. (Miscellaneous Manufacturing)	2,325	56,800
CH Energy Group, Inc. (Electric)	620	40,430

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Checkpoint Systems, Inc.* (Electronics)	4,185	$34,652
Christopher & Banks Corp. (Retail)	3,720	13,057
CIBER, Inc.* (Computers)	6,820	23,665
Cincinnati Bell, Inc.* (Telecommunications)	20,150	114,855
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,085	40,959
City Holding Co. (Banks)	775	27,776
Clearwater Paper Corp.* (Forest Products & Paper)	930	38,418
Cloud Peak Energy, Inc.* (Coal)	4,650	84,165
Cohu, Inc. (Semiconductors)	2,325	21,832
Coldwater Creek, Inc.* (Retail)	8,215	6,818
Colonial Properties Trust (REIT)	6,045	127,247
Columbia Banking System, Inc. (Banks)	4,030	74,716
Comfort Systems USA, Inc. (Building Materials)	3,875	42,354
Community Bank System, Inc. (Banks)	2,170	61,172
Comstock Resources, Inc.* (Oil & Gas)	4,495	82,618
Comtech Telecommunications Corp. (Telecommunications)	1,860	51,410
CONMED Corp. (Healthcare - Products)	2,945	83,932
Consolidated Graphics, Inc.* (Commercial Services)	310	8,088
Corinthian Colleges, Inc.* (Commercial Services)	7,905	18,814
Cousins Properties, Inc. (REIT)	9,300	73,842
Cracker Barrel Old Country Store, Inc. (Retail)	775	52,010
Crocs, Inc.* (Apparel)	5,890	95,477
Cross Country Healthcare, Inc.* (Commercial Services)	3,100	14,632
CryoLife, Inc. (Healthcare - Products)	2,480	16,666
CSG Systems International, Inc.* (Software)	1,395	31,374
CTS Corp. (Electronics)	3,410	34,339
Curtiss-Wright Corp. (Aerospace/Defense)	4,805	157,123
CVB Financial Corp. (Banks)	6,200	74,028
Daktronics, Inc. (Electronics)	3,720	35,377
Darling International, Inc.* (Environmental Control)	6,355	116,233
DealerTrack Holdings, Inc.* (Internet)	2,015	56,118
Diamond Foods, Inc. (Food)	930	17,503
DiamondRock Hospitality Co. (REIT)	19,840	191,059
Dice Holdings, Inc.* (Internet)	3,100	26,102
Digi International, Inc.* (Software)	2,635	26,772
Digital Generation, Inc.* (Media)	2,635	29,934
Digital River, Inc.* (Internet)	3,565	59,393
Dime Community Bancshares, Inc. (Savings & Loans)	2,945	42,526
Diodes, Inc.* (Semiconductors)	1,395	23,729
Drew Industries, Inc.* (Building Materials)	1,860	56,191
DSP Group, Inc.* (Semiconductors)	2,170	12,890
Dycom Industries, Inc.* (Engineering & Construction)	3,410	49,036
E.W. Scripps Co.* (Media)	2,945	31,364
Eagle Materials, Inc. (Building Materials)	3,100	143,406
eHealth, Inc.* (Insurance)	620	11,637
El Paso Electric Co. (Electric)	1,550	53,087
Electro Scientific Industries, Inc. (Electronics)	2,480	30,306
EMCOR Group, Inc. (Engineering & Construction)	6,820	194,643
Emergent Biosolutions, Inc.* (Biotechnology)	775	11,013
Employers Holdings, Inc. (Insurance)	3,100	56,823
Encore Capital Group, Inc.* (Diversified Financial Services)	620	17,521
Encore Wire Corp. (Electrical Components & Equipment)	1,860	54,424
EnerSys* (Electrical Components & Equipment)	4,960	175,038
Engility Holdings, Inc.* (Engineering & Construction)	775	14,299
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,170	78,142
Entertainment Properties Trust (REIT)	2,170	96,413
Enzo Biochem, Inc.* (Biotechnology)	2,015	4,111
EPIQ Systems, Inc. (Software)	1,705	22,881
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,790	108,391
Ethan Allen Interiors, Inc. (Home Furnishings)	2,635	57,759
Exlservice Holdings, Inc.* (Commercial Services)	620	18,290
Exterran Holdings, Inc.* (Oil & Gas Services)	6,665	135,166
Extra Space Storage, Inc. (REIT)	4,960	164,920
F.N.B. Corp. (Banks)	14,260	159,855
Federal Signal Corp.* (Miscellaneous Manufacturing)	6,355	40,164
FEI Co. (Electronics)	1,240	66,340
Fifth & Pacific Cos., Inc.* (Retail)	5,735	73,293
First BanCorp.* (Banks)	7,130	31,515
First Commonwealth Financial Corp. (Banks)	10,695	75,400
First Financial Bancorp (Banks)	3,255	55,042
First Financial Bankshares, Inc. (Banks)	1,240	44,677
First Midwest Bancorp, Inc. (Banks)	7,595	95,317
Forestar Group, Inc.* (Real Estate)	3,565	59,393
Franklin Street Properties Corp. (REIT)	7,285	80,645
Fred’s, Inc. (Retail)	3,410	48,524
Fuller (H.B.) Co. (Chemicals)	2,790	85,597
G & K Services, Inc. (Textiles)	1,860	58,237
GenCorp, Inc.* (Aerospace/Defense)	6,200	58,838
General Communication, Inc. - Class A* (Telecommunications)	1,860	18,228
Gentiva Health Services, Inc.* (Healthcare - Services)	2,945	33,337
Getty Realty Corp. (REIT)	2,790	50,080
Gibraltar Industries, Inc.* (Building Materials)	2,945	37,755
Glacier Bancorp, Inc. (Banks)	7,285	113,500
Globe Specialty Metals, Inc. (Mining)	2,170	33,027
Greatbatch, Inc.* (Healthcare - Products)	775	18,856

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Griffon Corp. (Miscellaneous Manufacturing)	4,650	$47,895
Group 1 Automotive, Inc. (Retail)	2,170	130,699
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,395	38,879
Gulfport Energy Corp.* (Oil & Gas)	1,705	53,298
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	3,410	97,287
Hanmi Financial Corp.* (Banks)	2,015	25,812
Harmonic, Inc.* (Telecommunications)	11,935	54,185
Harte-Hanks, Inc. (Advertising)	4,495	31,150
Haverty Furniture Cos., Inc. (Retail)	2,015	27,968
Haynes International, Inc. (Metal Fabricate/Hardware)	465	24,250
Headwaters, Inc.* (Energy - Alternate Sources)	3,720	24,478
Healthcare Realty Trust, Inc. (REIT)	5,115	117,901
Healthcare Services Group, Inc. (Commercial Services)	2,480	56,718
HealthStream, Inc.* (Internet)	465	13,234
Healthways, Inc.* (Healthcare - Services)	3,410	39,931
Heartland Express, Inc. (Transportation)	2,635	35,204
Heartland Payment Systems, Inc. (Commercial Services)	1,550	49,104
Heidrick & Struggles International, Inc. (Commercial Services)	1,705	21,722
Helen of Troy, Ltd.* (Household Products/Wares)	1,395	44,403
HFF, Inc. - Class A* (Real Estate)	2,170	32,333
Hillenbrand, Inc. (Commercial Services)	2,170	39,472
Home Bancshares, Inc. (Banks)	1,395	47,556
Horace Mann Educators Corp. (Insurance)	4,030	72,983
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,550	56,807
Hot Topic, Inc. (Retail)	4,340	37,758
Hub Group, Inc. - Class A* (Transportation)	1,550	46,004
Iconix Brand Group, Inc.* (Apparel)	2,015	36,754
iGATE Corp.* (Computers)	1,705	30,980
Independent Bank Corp./MA (Banks)	2,170	65,295
Inland Real Estate Corp. (REIT)	5,425	44,756
Insight Enterprises, Inc.* (Computers)	4,495	78,573
Insperity, Inc. (Commercial Services)	2,325	58,660
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	465	19,112
Inter Parfums, Inc. (Cosmetics/Personal Care)	775	14,183
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,185	58,674
Interface, Inc. (Office Furnishings)	5,890	77,807
Intermec, Inc.* (Machinery - Diversified)	5,735	35,614
Interval Leisure Group, Inc. (Leisure Time)	2,170	41,078
Intevac, Inc.* (Machinery - Diversified)	2,325	14,206
Invacare Corp. (Healthcare - Products)	2,945	41,642
Investment Technology Group, Inc.* (Diversified Financial Services)	3,875	33,713
ION Geophysical Corp.* (Oil & Gas Services)	8,370	58,088
Jack in the Box, Inc.* (Retail)	4,495	126,354
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,170	31,617
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,945	48,092
K-Swiss, Inc. - Class A* (Apparel)	2,480	8,506
Kaiser Aluminum Corp. (Mining)	1,705	99,555
Kaman Corp. (Aerospace/Defense)	1,240	44,466
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,240	27,764
Kaydon Corp. (Metal Fabricate/Hardware)	2,015	45,015
Kelly Services, Inc. - Class A (Commercial Services)	2,790	35,154
Kilroy Realty Corp. (REIT)	3,720	166,582
Kindred Healthcare, Inc.* (Healthcare - Services)	5,425	61,736
Kirkland’s, Inc.* (Retail)	620	6,157
Kite Realty Group Trust (REIT)	6,200	31,620
Knight Transportation, Inc. (Transportation)	3,255	46,546
Kopin Corp.* (Semiconductors)	3,255	12,239
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,085	37,899
Kraton Performance Polymers, Inc.* (Chemicals)	1,395	36,410
La-Z-Boy, Inc.* (Home Furnishings)	5,270	77,100
Laclede Group, Inc. (Gas)	2,170	93,310
LaSalle Hotel Properties (REIT)	8,835	235,806
Lawson Products, Inc. (Metal Fabricate/Hardware)	310	2,145
Lexington Realty Trust (REIT)	13,640	131,762
LHC Group, Inc.* (Healthcare - Services)	1,550	28,629
Lincoln Educational Services Corp. (Commercial Services)	2,170	9,114
Lithia Motors, Inc. - Class A (Retail)	2,170	72,283
Live Nation, Inc.* (Commercial Services)	14,415	124,113
LSB Industries, Inc.* (Miscellaneous Manufacturing)	930	40,799
LTC Properties, Inc. (REIT)	1,395	44,431
Lumber Liquidators Holdings, Inc.* (Retail)	775	39,277
Lumos Networks Corp. (Telecommunications)	1,550	12,183
Lydall, Inc.* (Miscellaneous Manufacturing)	1,705	24,023
M/I Schottenstein Homes, Inc.* (Home Builders)	2,015	38,970
Maidenform Brands, Inc.* (Apparel)	1,085	22,221
Marcus Corp. (Lodging)	2,015	22,367
MarineMax, Inc.* (Retail)	2,480	20,559
Marriott Vacations Worldwide Corp.* (Entertainment)	2,945	106,079
Materion Corp. (Mining)	2,015	47,957
Matrix Service Co.* (Oil & Gas Services)	2,635	27,852
Meadowbrook Insurance Group, Inc. (Insurance)	4,805	36,950

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Measurement Specialties, Inc.* (Electronics)	465	$15,336
Medical Properties Trust, Inc. (REIT)	13,795	144,158
Mercury Computer Systems, Inc.* (Computers)	1,395	14,815
Meridian Bioscience, Inc. (Healthcare - Products)	1,705	32,702
Merit Medical Systems, Inc.* (Healthcare - Products)	1,705	25,456
Meritage Homes Corp.* (Home Builders)	3,100	117,893
Methode Electronics, Inc. (Electronics)	3,565	34,616
Micrel, Inc. (Semiconductors)	1,860	19,381
Microsemi Corp.* (Semiconductors)	2,635	52,884
MKS Instruments, Inc. (Semiconductors)	2,015	51,362
Mobile Mini, Inc.* (Storage/Warehousing)	3,875	64,751
Molina Healthcare, Inc.* (Healthcare - Services)	3,100	77,965
Monarch Casino & Resort, Inc.* (Lodging)	930	8,100
Monolithic Power Systems, Inc.* (Semiconductors)	1,085	21,429
Monotype Imaging Holdings, Inc. (Software)	1,860	28,997
Moog, Inc. - Class A* (Aerospace/Defense)	1,550	58,698
Movado Group, Inc. (Miscellaneous Manufacturing)	1,860	62,719
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,875	176,196
Multimedia Games Holding Co., Inc.* (Entertainment)	1,860	29,258
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,100	48,422
Nanometrics, Inc.* (Semiconductors)	620	8,562
Nash Finch Co. (Food)	1,240	25,321
National Financial Partners* (Diversified Financial Services)	4,030	68,107
National Penn Bancshares, Inc. (Banks)	12,400	112,964
Natus Medical, Inc.* (Healthcare - Products)	3,100	40,517
Navigant Consulting Co.* (Commercial Services)	5,270	58,233
NBT Bancorp, Inc. (Banks)	3,410	75,259
NCI Building Systems, Inc.* (Building Materials)	1,395	13,992
NCI, Inc. - Class A* (Computers)	775	5,332
Neenah Paper, Inc. (Forest Products & Paper)	1,550	44,392
Neutral Tandem, Inc.* (Telecommunications)	930	8,723
New Jersey Resources Corp. (Gas)	2,015	92,126
Newport Corp.* (Electronics)	3,875	42,857
Northwest Bancshares, Inc. (Savings & Loans)	9,920	121,322
Northwest Natural Gas Co. (Gas)	1,085	53,425
NorthWestern Corp. (Electric)	1,860	67,388
Novatel Wireless, Inc.* (Telecommunications)	3,410	6,752
NTELOS Holdings Corp. (Telecommunications)	1,550	26,924
Nutrisystem, Inc. (Internet)	2,945	31,011
OfficeMax, Inc. (Retail)	8,835	69,001
Old Dominion Freight Line, Inc.* (Transportation)	2,015	60,772
Old National Bancorp (Banks)	10,385	141,340
Olympic Steel, Inc. (Metal Fabricate/Hardware)	930	15,698
OM Group, Inc.* (Chemicals)	3,255	60,348
Omnicell, Inc.* (Software)	2,015	28,009
On Assignment, Inc.* (Commercial Services)	4,340	86,453
Oplink Communications, Inc.* (Telecommunications)	775	12,819
Orbital Sciences Corp.* (Aerospace/Defense)	6,045	88,015
Orion Marine Group, Inc.* (Engineering & Construction)	2,790	20,730
Oritani Financial Corp. (Savings & Loans)	1,085	16,329
Overseas Shipholding Group, Inc. (Transportation)	2,480	16,368
Oxford Industries, Inc. (Apparel)	775	43,749
PacWest Bancorp (Banks)	2,170	50,713
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,860	17,558
PAREXEL International Corp.* (Commercial Services)	3,410	104,892
Park Electrochemical Corp. (Electronics)	1,085	26,941
Parkway Properties, Inc. (REIT)	2,170	29,013
PC-Tel, Inc. (Internet)	1,705	12,020
PDC Energy, Inc.* (Oil & Gas)	1,860	58,832
Penn Virginia Corp. (Oil & Gas)	4,650	28,830
Pennsylvania REIT (REIT)	5,425	86,040
Perficient, Inc.* (Internet)	3,410	41,159
Pericom Semiconductor Corp.* (Semiconductors)	2,170	18,846
Perry Ellis International, Inc.* (Apparel)	1,240	27,342
PetMed Express, Inc. (Retail)	2,015	20,231
PetroQuest Energy, Inc.* (Oil & Gas)	5,735	38,482
PharMerica Corp.* (Pharmaceuticals)	2,945	37,284
Piedmont Natural Gas Co., Inc. (Gas)	4,030	130,894
Pinnacle Entertainment, Inc.* (Entertainment)	6,355	77,849
Pinnacle Financial Partners, Inc.* (Banks)	3,255	62,887
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,565	27,771
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,705	43,392
Plexus Corp.* (Electronics)	3,565	107,984
PolyOne Corp. (Chemicals)	8,990	148,964
Pool Corp. (Distribution/Wholesale)	2,480	103,118
Post Properties, Inc. (REIT)	2,480	118,941
Powell Industries, Inc.* (Electrical Components & Equipment)	930	35,963
Presidential Life Corp. (Insurance)	2,170	30,228
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,115	86,750
PrivateBancorp, Inc. (Banks)	6,045	96,660
Progress Software Corp.* (Software)	3,410	72,940

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Prospect Capital Corp. (Investment Companies)	14,725	$169,632
Provident Financial Services, Inc. (Savings & Loans)	5,580	88,108
PSS World Medical, Inc.* (Healthcare - Products)	1,860	42,371
Pulse Electronics Corp. (Electronics)	4,340	3,559
Quaker Chemical Corp. (Chemicals)	620	28,935
Quanex Building Products Corp. (Building Materials)	3,720	70,085
Quiksilver, Inc.* (Apparel)	12,710	42,197
QuinStreet, Inc.* (Internet)	930	7,803
RadiSys Corp.* (Computers)	2,325	8,370
Red Robin Gourmet Burgers, Inc.* (Retail)	1,395	45,421
Resources Connection, Inc. (Commercial Services)	4,340	56,897
Robbins & Myers, Inc. (Machinery - Diversified)	1,240	73,904
Rofin-Sinar Technologies, Inc.* (Electronics)	1,550	30,582
Rogers Corp.* (Electronics)	620	26,263
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,100	74,214
Ruby Tuesday, Inc.* (Retail)	6,200	44,950
Rudolph Technologies, Inc.* (Semiconductors)	3,255	34,178
Ruth’s Hospitality Group, Inc.* (Retail)	3,565	22,709
S&T Bancorp, Inc. (Banks)	2,945	51,861
Sabra Health Care REIT, Inc. (REIT)	2,325	46,523
Safety Insurance Group, Inc. (Insurance)	1,240	56,891
Saul Centers, Inc. (REIT)	465	20,646
ScanSource, Inc.* (Distribution/Wholesale)	2,790	89,336
Schulman (A.), Inc. (Chemicals)	2,945	70,150
Select Comfort Corp.* (Home Furnishings)	3,255	102,695
Selective Insurance Group, Inc. (Insurance)	5,580	105,964
Seneca Foods Corp. - Class A* (Food)	930	27,770
Shuffle Master, Inc.* (Entertainment)	3,255	51,462
Sigma Designs, Inc.* (Semiconductors)	3,410	22,540
Simmons First National Corp. - Class A (Banks)	1,705	41,525
Simpson Manufacturing Co., Inc. (Building Materials)	2,325	66,541
Skechers U.S.A., Inc. - Class A* (Apparel)	3,875	79,050
SkyWest, Inc. (Airlines)	5,270	54,439
Smith Corp. (Miscellaneous Manufacturing)	2,325	133,780
Snyders-Lance, Inc. (Food)	2,790	69,750
Sonic Automotive, Inc. (Retail)	3,720	70,606
Sonic Corp.* (Retail)	5,580	57,307
Southwest Gas Corp. (Gas)	2,480	109,616
Sovran Self Storage, Inc. (REIT)	1,395	80,701
Spartan Motors, Inc. (Auto Parts & Equipment)	3,100	15,500
Spartan Stores, Inc. (Food)	2,170	33,223
Stage Stores, Inc. (Retail)	3,255	68,550
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,015	37,116
Standard Pacific Corp.* (Home Builders)	11,315	76,489
Standex International Corp. (Miscellaneous Manufacturing)	1,240	55,118
Stein Mart, Inc.* (Retail)	2,790	23,743
Stepan Co. (Chemicals)	310	29,797
Sterling Bancorp (Banks)	3,100	30,752
Stewart Information Services Corp. (Insurance)	1,860	37,460
Stifel Financial Corp.* (Diversified Financial Services)	2,170	72,912
Stone Energy Corp.* (Oil & Gas)	5,115	128,489
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,395	4,325
SunCoke Energy, Inc.* (Coal)	7,130	114,936
Super Micro Computer, Inc.* (Computers)	2,635	31,699
Superior Industries International, Inc. (Auto Parts & Equipment)	2,325	39,734
Supertex, Inc.* (Semiconductors)	620	11,086
SurModics, Inc.* (Healthcare - Products)	775	15,671
Susquehanna Bancshares, Inc. (Banks)	18,910	197,799
Swift Energy Co.* (Oil & Gas)	4,340	90,619
SWS Group, Inc.* (Diversified Financial Services)	2,945	17,994
Sykes Enterprises, Inc.* (Computers)	4,030	54,163
Symmetricom, Inc.* (Telecommunications)	4,185	29,169
Symmetry Medical, Inc.* (Healthcare - Products)	3,720	36,791
SYNNEX Corp.* (Software)	2,635	85,848
Take-Two Interactive Software, Inc.* (Software)	9,145	95,382
Tanger Factory Outlet Centers, Inc. (REIT)	3,875	125,279
TeleTech Holdings, Inc.* (Commercial Services)	1,395	23,785
Tennant Co. (Machinery - Diversified)	620	26,548
Tessera Technologies, Inc. (Semiconductors)	1,860	25,445
Tetra Tech, Inc.* (Environmental Control)	2,635	69,195
TETRA Technologies, Inc.* (Oil & Gas Services)	7,905	47,825
Texas Capital Bancshares, Inc.* (Banks)	2,325	115,576
Texas Industries, Inc.* (Building Materials)	2,170	88,210
Texas Roadhouse, Inc. (Retail)	2,325	39,758
The Andersons, Inc. (Agriculture)	1,705	64,210
The Cato Corp. - Class A (Retail)	1,085	32,235
The Finish Line, Inc. - Class A (Retail)	2,635	59,920
The Geo Group, Inc. (Commercial Services)	6,200	171,554
The Hain Celestial Group, Inc.* (Food)	1,705	107,415
The Men’s Wearhouse, Inc. (Retail)	4,805	165,436

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Navigators Group, Inc.* (Insurance)	465	$22,890
The Pep Boys - Manny, Moe & Jack (Retail)	5,425	55,226
The Ryland Group, Inc. (Home Builders)	2,325	69,750
Tompkins Financial Corp. (Banks)	310	12,561
Tower Group, Inc. (Insurance)	3,565	69,125
Tredegar Corp. (Miscellaneous Manufacturing)	2,480	43,995
TriQuint Semiconductor, Inc.* (Semiconductors)	6,975	35,224
TrueBlue, Inc.* (Commercial Services)	4,030	63,352
TrustCo Bank Corp. NY (Banks)	9,610	54,969
TTM Technologies, Inc.* (Electronics)	5,270	49,696
Tuesday Morning Corp.* (Retail)	4,185	27,412
UIL Holdings Corp. (Electric)	3,255	116,724
Ultratech Stepper, Inc.* (Semiconductors)	930	29,183
UMB Financial Corp. (Banks)	1,240	60,363
Umpqua Holdings Corp. (Banks)	11,470	147,848
UniFirst Corp. (Textiles)	465	31,057
United Bankshares, Inc. (Banks)	4,650	115,831
United Community Banks, Inc.* (Banks)	4,650	39,014
United Fire Group, Inc. (Insurance)	2,170	54,510
United Natural Foods, Inc.* (Food)	2,015	117,777
United Online, Inc. (Internet)	9,300	51,336
United Stationers, Inc. (Distribution/Wholesale)	4,185	108,894
Universal Electronics, Inc.* (Home Furnishings)	1,550	27,249
Universal Forest Products, Inc. (Building Materials)	2,015	83,703
Universal Health Realty Income Trust (REIT)	465	21,381
Universal Technical Institute, Inc. (Commercial Services)	930	12,741
UNS Energy Corp. (Electric)	1,705	71,371
Urstadt Biddle Properties - Class A (REIT)	1,240	25,085
USA Mobility, Inc. (Telecommunications)	2,325	27,598
VASCO Data Security International, Inc.* (Internet)	1,860	17,447
Viad Corp. (Commercial Services)	2,015	42,033
Vicor Corp.* (Electrical Components & Equipment)	930	6,203
ViewPoint Financial Group, Inc. (Savings & Loans)	1,085	20,799
Virtus Investment Partners, Inc.* (Diversified Financial Services)	155	13,330
Virtusa Corp.* (Computers)	1,085	19,280
VOXX International Corp.* (Home Furnishings)	1,860	13,913
Watts Water Technologies, Inc. - Class A (Electronics)	1,395	52,773
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,650	43,059
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,240	65,807
Wilshire Bancorp, Inc.* (Banks)	6,355	40,037
Winnebago Industries, Inc.* (Home Builders)	2,945	37,195
Wintrust Financial Corp. (Banks)	3,720	139,760
XO Group, Inc.* (Internet)	2,480	20,708
Zale Corp.* (Retail)	2,635	18,182
Zep, Inc. (Chemicals)	2,325	35,154
Zumiez, Inc.* (Retail)	775	21,491

TOTAL COMMON STOCKS (Cost $19,118,112)		25,423,762

TOTAL INVESTMENT SECURITIES (Cost $19,118,112) — 100.4%		25,423,762
Net other assets (liabilities) — (0.4)%		(93,493)

NET ASSETS — 100.0%		$25,330,269

*              Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$31,150	0.1%
Aerospace/Defense	473,313	1.9%
Agriculture	91,245	0.4%
Airlines	54,439	0.2%
Apparel	355,296	1.4%
Auto Parts & Equipment	92,350	0.4%
Banks	2,759,100	10.8%
Biotechnology	49,669	0.2%
Building Materials	678,330	2.7%
Chemicals	549,295	2.2%
Coal	199,101	0.8%
Commercial Services	1,307,149	5.2%
Computers	350,158	1.4%
Cosmetics/Personal Care	14,183	0.1%
Distribution/Wholesale	363,983	1.4%
Diversified Financial Services	349,098	1.4%
Electric	575,765	2.3%
Electrical Components & Equipment	424,161	1.7%
Electronics	857,073	3.4%
Energy - Alternate Sources	24,478	0.1%
Engineering & Construction	355,923	1.4%
Entertainment	264,648	1.0%
Environmental Control	232,007	0.9%
Food	552,942	2.2%
Forest Products & Paper	198,357	0.8%
Gas	479,371	1.9%
Healthcare - Products	697,914	2.8%
Healthcare - Services	426,455	1.7%
Home Builders	340,297	1.3%
Home Furnishings	278,716	1.1%
Household Products/Wares	247,053	1.0%
Insurance	605,941	2.4%
Internet	336,331	1.3%
Investment Companies	169,632	0.7%
Iron/Steel	54,312	0.2%
Leisure Time	280,144	1.1%
Lodging	70,956	0.3%
Machinery - Construction & Mining	68,594	0.3%
Machinery - Diversified	407,197	1.6%
Media	61,298	0.2%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Metal Fabricate/Hardware	$399,772	1.6%
Mining	254,980	1.0%
Miscellaneous Manufacturing	1,163,670	4.6%
Office Furnishings	77,807	0.3%
Oil & Gas	481,168	1.9%
Oil & Gas Services	413,257	1.6%
Pharmaceuticals	37,284	0.1%
REIT	2,330,458	9.1%
Real Estate	91,726	0.4%
Retail	1,835,248	7.1%
Savings & Loans	371,718	1.5%
Semiconductors	452,775	1.8%
Software	452,145	1.8%
Storage/Warehousing	64,751	0.3%
Telecommunications	743,921	2.9%
Textiles	89,294	0.4%
Toys/Games/Hobbies	31,617	0.1%
Transportation	404,747	1.6%
Other**	(93,493)	(0.4)%
Total	$25,330,269	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.2%)
3D Systems Corp.* (Computers)	3,249	$106,730
AAON, Inc. (Building Materials)	1,083	21,324
Abaxis, Inc.* (Healthcare - Products)	2,527	90,770
Acadia Realty Trust (REIT)	3,249	80,640
Aerovironment, Inc.* (Aerospace/Defense)	2,166	50,836
Air Methods Corp.* (Healthcare - Services)	1,444	172,370
Akorn, Inc.* (Pharmaceuticals)	7,942	104,993
Align Technology, Inc.* (Healthcare - Products)	5,776	213,539
Allegiant Travel Co.* (Airlines)	1,805	114,365
ALLETE, Inc. (Electric)	2,166	90,409
AMCOL International Corp. (Mining)	1,805	61,153
American Public Education, Inc.* (Commercial Services)	2,166	78,907
American Science & Engineering, Inc. (Electronics)	1,083	71,056
American States Water Co. (Water)	2,166	96,235
American Vanguard Corp. (Chemicals)	1,083	37,688
AmSurg Corp.* (Healthcare - Services)	2,527	71,716
Analogic Corp. (Electronics)	1,444	112,877
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,888	119,650
Approach Resources, Inc.* (Oil & Gas)	3,971	119,646
Arbitron, Inc. (Commercial Services)	3,249	123,137
ArQule, Inc.* (Biotechnology)	6,859	35,050
Atlantic Tele-Network, Inc. (Telecommunications)	1,083	46,547
ATMI, Inc.* (Semiconductors)	1,805	33,519
AZZ, Inc. (Miscellaneous Manufacturing)	2,888	109,686
B&G Foods, Inc. - Class A (Food)	2,527	76,593
Badger Meter, Inc. (Electronics)	1,083	39,410
Balchem Corp. (Chemicals)	3,610	132,595
Bank of the Ozarks, Inc. (Banks)	2,166	74,662
Basic Energy Services, Inc.* (Oil & Gas Services)	1,083	12,151
Belden, Inc. (Electrical Components & Equipment)	1,805	66,568
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,805	51,587
BJ’s Restaurants, Inc.* (Retail)	2,888	130,971
Blackbaud, Inc. (Software)	5,415	129,527
Blucora, Inc.* (Internet)	4,693	83,582
Blue Nile, Inc.* (Internet)	1,444	53,558
Blyth, Inc. (Household Products/Wares)	1,083	28,147
Boston Beer Co., Inc. - Class A* (Beverages)	1,083	121,264
Bottomline Technologies, Inc.* (Software)	2,888	71,305
Brooks Automation, Inc. (Semiconductors)	5,415	43,482
Brunswick Corp. (Leisure Time)	3,249	73,525
Buckeye Technologies, Inc. (Forest Products & Paper)	3,249	104,163
Buffalo Wild Wings, Inc.* (Retail)	2,166	185,713
Cabot Microelectronics Corp. (Semiconductors)	2,888	101,484
CACI International, Inc. - Class A* (Computers)	2,527	130,873
Calavo Growers, Inc. (Food)	1,083	27,075
Calgon Carbon Corp.* (Environmental Control)	2,888	41,327
Cantel Medical Corp. (Healthcare - Products)	1,805	48,879
Capella Education Co.* (Commercial Services)	1,444	50,627
Cardtronics, Inc.* (Commercial Services)	3,249	96,755
Cascade Corp. (Machinery - Diversified)	361	19,761
Casey’s General Stores, Inc. (Retail)	4,693	268,158
Cash America International, Inc. (Retail)	3,610	139,238
CEC Entertainment, Inc. (Retail)	2,166	65,240
Centene Corp.* (Healthcare - Services)	3,971	148,555
CEVA, Inc.* (Semiconductors)	2,527	36,338
CH Energy Group, Inc. (Electric)	1,083	70,622
Chemed Corp. (Commercial Services)	2,166	150,082
CIRCOR International, Inc. (Metal Fabricate/Hardware)	722	27,256
Cirrus Logic, Inc.* (Semiconductors)	7,581	291,035
City Holding Co. (Banks)	722	25,876
Clearwater Paper Corp.* (Forest Products & Paper)	1,805	74,565
Cloud Peak Energy, Inc.* (Coal)	1,805	32,671
Cognex Corp. (Machinery - Diversified)	4,693	162,284
Coinstar, Inc.* (Retail)	3,610	162,378
Colonial Properties Trust (REIT)	2,888	60,792
Community Bank System, Inc. (Banks)	2,166	61,060
CommVault Systems, Inc.* (Software)	5,054	296,670
Computer Programs & Systems, Inc. (Software)	1,083	60,161
comScore, Inc.* (Internet)	3,971	60,558
Consolidated Graphics, Inc.* (Commercial Services)	722	18,837
Contango Oil & Gas Co.* (Oil & Gas)	1,444	70,958
CorVel Corp.* (Commercial Services)	722	32,310
Cracker Barrel Old Country Store, Inc. (Retail)	1,805	121,134
Crocs, Inc.* (Apparel)	3,971	64,370
CSG Systems International, Inc.* (Software)	2,527	56,832
Cubic Corp. (Aerospace/Defense)	1,805	90,358
Cubist Pharmaceuticals, Inc.* (Biotechnology)	7,581	361,462
CVB Financial Corp. (Banks)	3,249	38,793
Cyberonics, Inc.* (Healthcare - Products)	2,888	151,389
Cymer, Inc.* (Electronics)	3,610	184,327
Darling International, Inc.* (Environmental Control)	6,498	118,848
DealerTrack Holdings, Inc.* (Internet)	2,888	80,431
Deltic Timber Corp. (Forest Products & Paper)	1,444	94,235
Diamond Foods, Inc. (Food)	1,444	27,176
Dice Holdings, Inc.* (Internet)	2,527	21,277

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DineEquity, Inc.* (Retail)	1,805	$101,080
Diodes, Inc.* (Semiconductors)	2,527	42,984
DTS, Inc.* (Home Furnishings)	2,166	50,424
Eagle Materials, Inc. (Building Materials)	2,166	100,199
EastGroup Properties, Inc. (REIT)	3,610	192,052
Ebix, Inc. (Software)	3,971	93,755
eHealth, Inc.* (Insurance)	1,805	33,880
El Paso Electric Co. (Electric)	2,888	98,914
Emergent Biosolutions, Inc.* (Biotechnology)	2,166	30,779
Encore Capital Group, Inc.* (Diversified Financial Services)	2,166	61,211
Engility Holdings, Inc.* (Engineering & Construction)	1,083	19,981
Entertainment Properties Trust (REIT)	2,888	128,314
Entropic Communications, Inc.* (Semiconductors)	10,469	60,930
Enzo Biochem, Inc.* (Biotechnology)	1,805	3,682
EPIQ Systems, Inc. (Software)	1,805	24,223
Exar Corp.* (Semiconductors)	5,415	43,320
Exlservice Holdings, Inc.* (Commercial Services)	2,527	74,547
Exponent, Inc.* (Engineering & Construction)	1,444	82,438
Extra Space Storage, Inc. (REIT)	5,776	192,052
EZCORP, Inc. - Class A* (Retail)	5,415	124,166
FARO Technologies, Inc.* (Electronics)	2,166	89,499
FEI Co. (Electronics)	3,249	173,822
Fifth & Pacific Cos., Inc.* (Retail)	6,859	87,658
Financial Engines, Inc.* (Diversified Financial Services)	4,693	111,834
First Cash Financial Services, Inc.* (Retail)	3,249	149,487
First Financial Bancorp (Banks)	3,249	54,941
First Financial Bankshares, Inc. (Banks)	2,166	78,041
Forrester Research, Inc. (Commercial Services)	1,805	51,930
Forward Air Corp. (Transportation)	3,610	109,780
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,166	131,021
Fuller (H.B.) Co. (Chemicals)	2,888	88,604
General Communication, Inc. - Class A* (Telecommunications)	1,805	17,689
Genesco, Inc.* (Retail)	2,888	192,716
Globe Specialty Metals, Inc. (Mining)	5,054	76,922
Greatbatch, Inc.* (Healthcare - Products)	1,805	43,916
GT Advanced Technologies, Inc.* (Semiconductors)	14,079	76,731
Gulfport Energy Corp.* (Oil & Gas)	3,971	124,133
Haemonetics Corp.* (Healthcare - Products)	2,888	231,618
Hanmi Financial Corp.* (Banks)	1,444	18,498
Hawkins, Inc. (Chemicals)	1,083	44,999
Haynes International, Inc. (Metal Fabricate/Hardware)	1,083	56,478
Headwaters, Inc.* (Energy - Alternate Sources)	2,888	19,003
Healthcare Realty Trust, Inc. (REIT)	4,332	99,853
Healthcare Services Group, Inc. (Commercial Services)	5,054	115,585
HealthStream, Inc.* (Internet)	1,805	51,370
Heartland Express, Inc. (Transportation)	2,527	33,761
Heartland Payment Systems, Inc. (Commercial Services)	2,888	91,492
Helen of Troy, Ltd.* (Household Products/Wares)	2,166	68,944
HFF, Inc. - Class A* (Real Estate)	1,444	21,516
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,444	47,811
Hibbett Sports, Inc.* (Retail)	3,249	193,153
Higher One Holdings, Inc.* (Diversified Financial Services)	3,971	53,529
Hillenbrand, Inc. (Commercial Services)	5,054	91,932
Hittite Microwave Corp.* (Semiconductors)	3,249	180,222
Home Bancshares, Inc. (Banks)	1,083	36,919
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,805	66,153
Hub Group, Inc. - Class A* (Transportation)	2,527	75,001
Iconix Brand Group, Inc.* (Apparel)	5,776	105,354
ICU Medical, Inc.* (Healthcare - Products)	1,444	87,333
iGATE Corp.* (Computers)	1,805	32,797
II-VI, Inc.* (Electronics)	6,498	123,592
Infinity Property & Casualty Corp. (Insurance)	1,444	87,203
Inland Real Estate Corp. (REIT)	2,888	23,826
Innophos Holdings, Inc. (Chemicals)	2,527	122,534
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,805	74,186
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,083	19,819
Interactive Intelligence Group, Inc.* (Software)	1,805	54,240
Interval Leisure Group, Inc. (Leisure Time)	2,166	41,002
ION Geophysical Corp.* (Oil & Gas Services)	4,693	32,569
IPC The Hospitalist Co.* (Healthcare - Services)	2,166	98,986
iRobot Corp.* (Machinery - Diversified)	3,249	73,947
J & J Snack Foods Corp. (Food)	1,805	103,481
j2 Global, Inc. (Computers)	5,054	165,872
JDA Software Group, Inc.* (Software)	5,054	160,616
Jos. A. Bank Clothiers, Inc.* (Retail)	3,249	157,512
Kaman Corp. (Aerospace/Defense)	1,805	64,727
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	3,249	72,745
Kaydon Corp. (Metal Fabricate/Hardware)	1,444	32,259
Kilroy Realty Corp. (REIT)	4,332	193,987
Kirkland’s, Inc.* (Retail)	1,083	10,754
Knight Transportation, Inc. (Transportation)	3,249	46,461
Kopin Corp.* (Semiconductors)	3,610	13,574
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,083	37,829

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kraton Performance Polymers, Inc.* (Chemicals)	2,166	$56,533
Kulicke & Soffa Industries, Inc.* (Semiconductors)	9,025	93,860
Landauer, Inc. (Commercial Services)	1,083	64,677
Lindsay Manufacturing Co. (Machinery - Diversified)	1,444	103,925
Liquidity Services, Inc.* (Internet)	2,888	145,006
Littelfuse, Inc. (Electrical Components & Equipment)	2,527	142,877
LivePerson, Inc.* (Computers)	6,137	111,141
LogMeIn, Inc.* (Telecommunications)	2,527	56,681
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,083	47,511
LTC Properties, Inc. (REIT)	1,805	57,489
Lufkin Industries, Inc. (Oil & Gas Services)	3,971	213,719
Lumber Liquidators Holdings, Inc.* (Retail)	2,166	109,773
Luminex Corp.* (Healthcare - Products)	4,693	91,232
Magellan Health Services, Inc.* (Healthcare - Services)	3,249	167,681
Maidenform Brands, Inc.* (Apparel)	1,444	29,573
Manhattan Associates, Inc.* (Computers)	2,527	144,721
MarketAxess Holdings, Inc. (Diversified Financial Services)	4,332	136,891
MAXIMUS, Inc. (Commercial Services)	3,971	237,148
Measurement Specialties, Inc.* (Electronics)	1,083	35,717
Medidata Solutions, Inc.* (Software)	2,527	104,871
Medifast, Inc.* (Commercial Services)	1,805	47,201
Mercury Computer Systems, Inc.* (Computers)	2,166	23,003
Meridian Bioscience, Inc. (Healthcare - Products)	2,888	55,392
Merit Medical Systems, Inc.* (Healthcare - Products)	2,888	43,118
Micrel, Inc. (Semiconductors)	3,610	37,616
Microsemi Corp.* (Semiconductors)	7,581	152,151
MicroStrategy, Inc. - Class A* (Software)	1,083	145,198
Mid-America Apartment Communities, Inc. (REIT)	5,054	330,077
MKS Instruments, Inc. (Semiconductors)	3,971	101,221
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,415	78,897
Monolithic Power Systems, Inc.* (Semiconductors)	2,527	49,908
Monotype Imaging Holdings, Inc. (Software)	2,166	33,768
Monro Muffler Brake, Inc. (Commercial Services)	3,610	127,036
Moog, Inc. - Class A* (Aerospace/Defense)	3,610	136,711
MTS Systems Corp. (Computers)	1,805	96,658
Multimedia Games Holding Co., Inc.* (Entertainment)	1,083	17,036
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,444	154,046
Nanometrics, Inc.* (Semiconductors)	1,805	24,927
National Presto Industries, Inc. (Aerospace/Defense)	722	52,619
NCI Building Systems, Inc.* (Building Materials)	722	7,242
Neogen Corp.* (Pharmaceuticals)	2,527	107,903
NETGEAR, Inc.* (Telecommunications)	4,693	178,991
NetScout Systems, Inc.* (Computers)	4,332	110,509
Neutral Tandem, Inc.* (Telecommunications)	2,527	23,703
New Jersey Resources Corp. (Gas)	2,527	115,534
Nolan Co.* (Media)	3,610	19,422
Northwest Natural Gas Co. (Gas)	1,805	88,878
NorthWestern Corp. (Electric)	2,166	78,474
NuVasive, Inc.* (Healthcare - Products)	5,054	115,787
Old Dominion Freight Line, Inc.* (Transportation)	6,137	185,092
Omnicell, Inc.* (Software)	1,805	25,090
OpenTable, Inc.* (Internet)	2,527	105,123
Oplink Communications, Inc.* (Telecommunications)	1,444	23,884
OPNET Technologies, Inc. (Software)	1,805	61,496
Oritani Financial Corp. (Savings & Loans)	3,610	54,331
OSI Systems, Inc.* (Electronics)	2,166	168,601
Oxford Industries, Inc. (Apparel)	722	40,757
OYO Geospace Corp.* (Oil & Gas Services)	722	88,380
PacWest Bancorp (Banks)	1,444	33,746
Papa John’s International, Inc.* (Retail)	2,166	115,686
PAREXEL International Corp.* (Commercial Services)	3,249	99,939
Park Electrochemical Corp. (Electronics)	1,083	26,891
PDC Energy, Inc.* (Oil & Gas)	1,444	45,674
Peet’s Coffee & Tea, Inc.* (Beverages)	1,444	105,903
Piedmont Natural Gas Co., Inc. (Gas)	3,971	128,978
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,249	25,310
Pool Corp. (Distribution/Wholesale)	2,527	105,073
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,166	226,195
Post Properties, Inc. (REIT)	3,610	173,136
Power Integrations, Inc. (Semiconductors)	3,610	109,852
ProAssurance Corp. (Insurance)	3,610	326,488
Progress Software Corp.* (Software)	3,610	77,218
PS Business Parks, Inc. (REIT)	2,166	144,732
PSS World Medical, Inc.* (Healthcare - Products)	3,610	82,236
Quaker Chemical Corp. (Chemicals)	1,083	50,544
Quality Systems, Inc. (Software)	4,693	87,055
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	7,220	133,570
QuinStreet, Inc.* (Internet)	1,805	15,144
RLI Corp. (Insurance)	2,166	144,386

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Robbins & Myers, Inc. (Machinery - Diversified)	3,610	$215,156
Rofin-Sinar Technologies, Inc.* (Electronics)	1,805	35,613
Rogers Corp.* (Electronics)	1,083	45,876
Rubicon Technology, Inc.* (Semiconductors)	2,166	20,750
Rue21, Inc.* (Retail)	1,805	56,226
Sabra Health Care REIT, Inc. (REIT)	1,805	36,118
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,137	259,841
Sanderson Farms, Inc. (Food)	2,527	112,123
Saul Centers, Inc. (REIT)	1,083	48,085
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,610	119,094
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,527	210,651
Select Comfort Corp.* (Home Furnishings)	2,888	91,116
Shuffle Master, Inc.* (Entertainment)	2,888	45,659
Simpson Manufacturing Co., Inc. (Building Materials)	2,166	61,991
Smith Corp. (Miscellaneous Manufacturing)	2,166	124,632
Snyders-Lance, Inc. (Food)	2,527	63,175
Sourcefire, Inc.* (Internet)	3,610	176,998
South Jersey Industries, Inc. (Gas)	3,610	191,077
Southwest Gas Corp. (Gas)	2,527	111,693
Sovran Self Storage, Inc. (REIT)	1,805	104,419
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	6,137	71,803
Stamps.com, Inc.* (Internet)	1,805	41,768
Stepan Co. (Chemicals)	722	69,399
Steven Madden, Ltd.* (Apparel)	4,693	205,178
Stifel Financial Corp.* (Diversified Financial Services)	3,249	109,166
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,888	8,953
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,166	107,195
Supertex, Inc.* (Semiconductors)	361	6,455
SurModics, Inc.* (Healthcare - Products)	361	7,299
Synaptics, Inc.* (Computers)	3,971	95,383
Synchronoss Technologies, Inc.* (Software)	3,249	74,402
Tanger Factory Outlet Centers, Inc. (REIT)	6,498	210,080
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,332	274,606
TeleTech Holdings, Inc.* (Commercial Services)	1,083	18,465
Tennant Co. (Machinery - Diversified)	1,444	61,832
Tessera Technologies, Inc. (Semiconductors)	3,971	54,323
Tetra Tech, Inc.* (Environmental Control)	4,332	113,758
Texas Capital Bancshares, Inc.* (Banks)	2,166	107,672
Texas Roadhouse, Inc. (Retail)	4,332	74,077
The Buckle, Inc. (Retail)	3,249	147,602
The Cato Corp. - Class A (Retail)	1,805	53,627
The Children’s Place Retail Stores, Inc.* (Retail)	2,888	173,280
The Ensign Group, Inc. (Healthcare - Services)	2,166	66,290
The Finish Line, Inc. - Class A (Retail)	2,888	65,673
The Hain Celestial Group, Inc.* (Food)	3,249	204,687
The Medicines Co.* (Biotechnology)	6,498	167,713
The Navigators Group, Inc.* (Insurance)	722	35,540
The Ryland Group, Inc. (Home Builders)	2,527	75,810
Tompkins Financial Corp. (Banks)	1,083	43,883
Toro Co. (Housewares)	6,859	272,851
TreeHouse Foods, Inc.* (Food)	4,332	227,430
TriQuint Semiconductor, Inc.* (Semiconductors)	11,191	56,515
True Religion Apparel, Inc. (Apparel)	2,888	61,601
Tyler Technologies, Inc.* (Software)	3,249	143,021
UIL Holdings Corp. (Electric)	2,166	77,673
Ultratech Stepper, Inc.* (Semiconductors)	2,166	67,969
UMB Financial Corp. (Banks)	2,527	123,014
UniFirst Corp. (Textiles)	1,444	96,445
United Natural Foods, Inc.* (Food)	3,610	211,005
Universal Health Realty Income Trust (REIT)	1,083	49,796
Universal Technical Institute, Inc. (Commercial Services)	1,444	19,783
UNS Energy Corp. (Electric)	2,888	120,892
Urstadt Biddle Properties - Class A (REIT)	1,444	29,212
VASCO Data Security International, Inc.* (Internet)	1,444	13,545
Veeco Instruments, Inc.* (Semiconductors)	4,693	140,884
ViaSat, Inc.* (Telecommunications)	4,693	175,424
Vicor Corp.* (Electrical Components & Equipment)	1,083	7,224
ViewPoint Financial Group, Inc. (Savings & Loans)	2,888	55,363
ViroPharma, Inc.* (Pharmaceuticals)	8,303	250,917
Virtus Investment Partners, Inc.* (Diversified Financial Services)	361	31,046
Virtusa Corp.* (Computers)	1,083	19,245
Vitamin Shoppe, Inc.* (Retail)	3,610	210,535
Volterra Semiconductor Corp.* (Semiconductors)	2,888	63,161
Watts Water Technologies, Inc. - Class A (Electronics)	1,805	68,283
WD-40 Co. (Household Products/Wares)	1,805	95,015
Websense, Inc.* (Internet)	4,332	67,796
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,527	134,108
Wolverine World Wide, Inc. (Apparel)	5,776	256,281
World Acceptance Corp.* (Diversified Financial Services)	1,444	97,398

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zumiez, Inc.* (Retail)	1,805	$50,053

TOTAL COMMON STOCKS (Cost $21,373,423)		30,621,659

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, rate 0.10%, dated 9/28/12, due 10/1/12, total to be received $2,000	$2,000	$2,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000

TOTAL INVESTMENT SECURITIES (Cost $21,375,423) — 100.2%		30,623,659
Net other assets (liabilities) — (0.2)%		(63,754)

NET ASSETS — 100.0%		$30,559,905

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$669,857	2.2%
Airlines	114,365	0.4%
Apparel	763,114	2.5%
Banks	697,105	2.3%
Beverages	227,167	0.7%
Biotechnology	677,583	2.2%
Building Materials	190,756	0.6%
Chemicals	602,896	2.0%
Coal	32,671	0.1%
Commercial Services	1,590,390	5.2%
Computers	1,036,932	3.4%
Cosmetics/Personal Care	19,819	0.1%
Distribution/Wholesale	259,119	0.8%
Diversified Financial Services	827,270	2.7%
Electric	536,984	1.8%
Electrical Components & Equipment	216,669	0.7%
Electronics	1,175,564	3.8%
Energy - Alternate Sources	19,003	0.1%
Engineering & Construction	102,419	0.3%
Entertainment	62,695	0.2%
Environmental Control	273,933	0.9%
Food	1,052,745	3.4%
Forest Products & Paper	464,802	1.5%
Gas	636,160	2.1%
Hand/Machine Tools	131,021	0.4%
Healthcare - Products	1,470,802	4.8%
Healthcare - Services	777,185	2.5%
Home Builders	75,810	0.2%
Home Furnishings	141,540	0.5%
Household Products/Wares	192,106	0.6%
Housewares	272,851	0.9%
Insurance	627,497	2.1%
Internet	916,156	3.0%
Leisure Time	114,527	0.4%
Machinery - Diversified	756,555	2.5%
Media	19,422	0.1%
Metal Fabricate/Hardware	115,993	0.4%
Mining	138,075	0.5%
Miscellaneous Manufacturing	435,806	1.4%
Oil & Gas	360,411	1.2%
Oil & Gas Services	648,933	2.1%
Pharmaceuticals	976,838	3.2%
REIT	2,154,660	7.1%
Real Estate	21,516	0.1%
Retail	3,145,890	10.2%
Savings & Loans	109,694	0.4%
Semiconductors	1,903,211	6.2%
Software	1,699,448	5.6%
Telecommunications	522,919	1.7%
Textiles	96,445	0.3%
Transportation	450,095	1.5%
Water	96,235	0.3%
Other**	(61,754)	(0.2)%
Total	$30,559,905	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.0%)
AU Optronics Corp.ADR* (Electronics)	134,064	$466,543
Baidu, Inc.ADR* (Internet)	11,457	1,338,407
BHP Billiton, Ltd.ADR (Mining)	28,215	1,935,831
China Life Insurance Co., Ltd.ADR (Insurance)	40,698	1,765,072
China Mobile, Ltd.ADR (Telecommunications)	34,200	1,893,312
China Unicom, Ltd.ADR (Telecommunications)	89,091	1,453,074
CNOOC, Ltd.ADR (Oil & Gas)	9,063	1,837,342
Ctrip.com International, Ltd.ADR* (Internet)	27,360	461,837
Focus Media Holding, Ltd.ADR (Advertising)	49,932	1,168,409
HDFC Bank, Ltd.ADR (Banks)	45,315	1,702,938
Home Inns & Hotels Management, Inc.ADR* (Lodging)	35,910	890,568
ICICI Bank, Ltd.ADR (Banks)	33,516	1,345,332
Infosys Technologies, Ltd.ADR (Computers)	27,531	1,336,355
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	145,863	123,984
KT Corp.ADR (Telecommunications)	77,805	1,216,870
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	99,351	108,293
LG Display Co., Ltd.ADR* (Electronics)	81,225	1,020,998
Melco Crown Entertainment, Ltd.ADR* (Lodging)	193,572	2,609,351
Mindray Medical International, Ltd.ADR (Healthcare - Products)	44,460	1,494,301
Netease.com, Inc.ADR* (Internet)	30,609	1,718,389
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	45,144	752,550
PetroChina Co., Ltd.ADR (Oil & Gas)	15,732	2,031,945
POSCOADR (Iron/Steel)	21,717	1,770,804
SK Telecom Co., Ltd.ADR (Telecommunications)	64,638	939,837
Sterlite Industries (India), Ltd.ADR (Mining)	88,407	671,009
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	137,655	118,383
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	142,443	2,253,448
Tata Motors, Ltd.ADR (Auto Manufacturers)	46,341	1,190,037
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	48,735	223,206
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	108,585	184,594

TOTAL COMMON STOCKS (Cost $18,969,837)		36,023,019

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $12,000	$12,000	$12,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

TOTAL INVESTMENT SECURITIES (Cost $18,981,837) — 100.0%		36,035,019
Net other assets (liabilities) — NM		7,820

NET ASSETS — 100.0%		$36,042,839

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$1,168,409	3.2%
Auto Manufacturers	1,190,037	3.3%
Banks	3,048,270	8.5%
Commercial Services	752,550	2.1%
Computers	1,336,355	3.7%
Electrical Components & Equipment	302,977	0.8%
Electronics	1,487,541	4.1%
Energy - Alternate Sources	455,483	1.3%
Healthcare - Products	1,494,301	4.1%
Insurance	1,765,072	4.9%
Internet	3,518,633	9.8%
Iron/Steel	1,770,804	4.9%
Lodging	3,499,919	9.7%
Mining	2,606,840	7.2%
Oil & Gas	3,869,287	10.7%
Semiconductors	2,253,448	6.3%
Telecommunications	5,503,093	15.4%
Other**	19,820	NM
Total	$36,042,839	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2012:

	Value	% of Net Assets
Australia	$1,935,831	5.4%
China	14,217,280	39.5%
Hong Kong	5,955,737	16.5%
India	6,245,671	17.3%
South Korea	4,948,509	13.7%
Taiwan	2,719,991	7.6%
Other**	19,820	NM
Total	$36,042,839	100.0%

See accompanying notes to schedules of portfolio investments.

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.5%)
Anheuser-Busch InBev N.V.ADR (Beverages)	14,696	$1,262,533
ArcelorMittalNYS (Iron/Steel)	27,054	390,660
ARM Holdings PLCADR (Semiconductors)	38,076	1,065,366
ASML Holding N.V.NYS (Semiconductors)	17,034	914,385
AstraZeneca PLCADR (Pharmaceuticals)	15,698	751,306
Banco Santander S.A.ADR (Banks)	133,934	999,148
Barclays PLCADR (Banks)	51,770	718,050
BHP Billiton PLCADR (Mining)	18,370	1,147,390
BP PLCADR (Oil & Gas)	25,050	1,061,118
Diageo PLCADR (Beverages)	9,352	1,054,251
Elan Corp. PLCADR* (Pharmaceuticals)	49,432	529,911
Eni SpAADR (Oil & Gas)	18,370	805,341
GlaxoSmithKline PLCADR (Pharmaceuticals)	19,372	895,761
HSBC Holdings PLCADR (Banks)	31,730	1,474,176
ING Groep N.V.ADR* (Insurance)	83,500	658,815
Koninklijke Phillips Electronics N.V.NYS (Electronics)	25,718	603,087
Nokia, Corp.ADR (Telecommunications)	81,162	208,586
Rio Tinto PLCADR (Mining)	21,042	983,924
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	18,704	1,298,245
Sanofi-AventisADR (Pharmaceuticals)	22,712	977,979
SAP AGADR (Software)	15,698	1,119,738
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	7,682	681,393
Siemens AGADR (Miscellaneous Manufacturing)	10,688	1,070,403
Statoil ASAADR (Oil & Gas)	33,734	870,000
Telefonaktiebolaget LM EricssonADR (Telecommunications)	78,156	713,564
Telefonica S.A.ADR (Telecommunications)	51,102	678,635
Tenaris S.A.ADR (Metal Fabricate/Hardware)	17,702	721,711
Total S.A.ADR (Oil & Gas)	20,040	1,004,004
Unilever N.V.NYS (Food)	25,050	888,774
Vodafone Group PLCADR (Telecommunications)	46,092	1,313,392

TOTAL COMMON STOCKS (Cost $19,505,230)		26,861,646

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $6,000	$6,000	$6,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES (Cost $19,511,230) — 100.5%		26,867,646
Net other assets (liabilities) — (0.5)%		(133,470)

NET ASSETS — 100.0%		$26,734,176

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Europe 30 invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Banks	$3,191,374	11.9%
Beverages	2,316,784	8.7%
Electronics	603,087	2.3%
Food	888,774	3.3%
Insurance	658,815	2.5%
Iron/Steel	390,660	1.5%
Metal Fabricate/Hardware	721,711	2.7%
Mining	2,131,314	8.0%
Miscellaneous Manufacturing	1,070,403	4.0%
Oil & Gas	5,038,708	18.8%
Pharmaceuticals	3,836,350	14.3%
Semiconductors	1,979,751	7.4%
Software	1,119,738	4.2%
Telecommunications	2,914,177	10.9%
Other**	(127,470)	(0.5)%
Total	$26,734,176	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2012:

	Value	% of Net Assets
Belgium	$1,262,533	4.7%
Finland	208,586	0.8%
France	1,981,983	7.5%
Germany	2,190,141	8.2%
Ireland	1,211,304	4.5%
Italy	805,341	3.0%
Luxembourg	1,112,371	4.2%
Netherlands	4,363,306	16.4%
Norway	870,000	3.2%
Spain	1,677,783	6.2%
Sweden	713,564	2.7%
United Kingdom	10,464,734	39.1%
Other**	(127,470)	(0.5)%
Total	$26,734,176	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.7%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $10,376,105	$10,376,000	$10,376,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,376,000)		10,376,000

TOTAL INVESTMENT SECURITIES (Cost $10,376,000) — 102.7%		10,376,000
Net other assets (liabilities) — (2.7)%		(268,008)

NET ASSETS — 100.0%		$10,107,992

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $932,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$6,147,078	$(132,308)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	3,975,397	(86,700)
		$(219,008)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (65.6%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	3,026	$11,287
America Movil S.A.B. de C.V.ADR (Telecommunications)	35,088	892,639
AngloGold Ashanti, Ltd.ADR (Mining)	7,344	257,407
Baidu, Inc.ADR* (Internet)	5,304	619,613
Bancolombia S.A.ADR (Banks)	1,632	97,447
BRF-Brazil Foods S.A.ADR (Food)	13,056	225,869
Cemex S.A.B. de C.V.ADR* (Building Materials)	20,604	171,631
Cencosud SAADR (Food)	6,120	112,302
China Life Insurance Co., Ltd.ADR (Insurance)	9,588	415,832
China Mobile, Ltd.ADR (Telecommunications)	20,400	1,129,344
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,264	301,659
China Telecom Corp., Ltd.ADR (Telecommunications)	2,652	153,737
China Unicom, Ltd.ADR (Telecommunications)	8,364	136,417
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	7,548	239,649
CNOOC, Ltd.ADR (Oil & Gas)	3,060	620,354
Compania de Minas Buenaventura S.A.ADR (Mining)	3,672	143,061
Ecopetrol S.A.ADR (Oil & Gas)	4,896	288,521
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,040	97,838
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,672	337,751
Gold Fields, Ltd.ADR (Mining)	14,280	183,498
Grupo Televisa S.A.ADR (Media)	7,752	182,250
HDFC Bank, Ltd.ADR (Banks)	7,548	283,654
ICICI Bank, Ltd.ADR (Banks)	5,508	221,091
Infosys Technologies, Ltd.ADR (Computers)	9,384	455,499
KB Financial Group, Inc.ADR (Diversified Financial Services)	7,548	266,369
Korea Electric Power Corp.ADR* (Electric)	10,608	131,751
Latam Airlines Group S.A.ADR (Airlines)	6,120	154,714
LG Display Co., Ltd.ADR* (Electronics)	8,568	107,700
Mobile TeleSystemsADR (Telecommunications)	9,792	171,556
PetroChina Co., Ltd.ADR (Oil & Gas)	4,080	526,973
Petroleo Brasileiro S.A.ADR (Oil & Gas)	32,232	739,402
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,632	107,728
POSCOADR (Iron/Steel)	6,528	532,293
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,896	190,601
Sasol, Ltd.ADR (Oil & Gas)	9,792	436,527
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	4,692	315,021
SK Telecom Co., Ltd.ADR (Telecommunications)	6,936	100,849
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,836	113,171
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	71,604	1,132,775
Ultrapar Participacoes S.A.ADR (Chemicals)	7,956	177,498
United Microelectronics Corp.ADR (Semiconductors)	47,328	97,022
Vale S.A.ADR (Mining)	26,112	467,405

TOTAL COMMON STOCKS (Cost $11,953,444)		13,347,705

Preferred Stocks (19.6%)
Banco Bradesco S.A.ADR (Banks)	37,332	599,925
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,652	119,632
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	14,688	562,110
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,384	113,734
Gerdau S.A.ADR (Iron/Steel)	17,340	164,903
Itau Unibanco Holding S.A.ADR (Banks)	44,472	679,532
Petroleo Brasileiro S.A.ADR (Oil & Gas)	41,412	913,963
Telefonica Brasil S.A.ADR (Telecommunications)	5,712	124,179
Vale S.A.ADR (Mining)	41,208	715,371

TOTAL PREFERRED STOCKS (Cost $4,134,018)		3,993,349

	Principal Amount	Value
Repurchase Agreements(a)(b) (14.4%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $2,936,030	$2,936,000	$2,936,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,936,000)		2,936,000

TOTAL INVESTMENT SECURITIES (Cost $19,023,462) — 99.6%		20,277,054
Net other assets (liabilities) — 0.4%		76,092

NET ASSETS — 100.0%		$20,353,146

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $673,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,711,632	$(10,338)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	1,296,731	(6,935)
		$(17,273)

ProFund VP Emerging Markets invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Airlines	$154,714	0.8%
Banks	1,881,649	9.2%
Beverages	899,861	4.4%
Building Materials	171,631	0.8%
Chemicals	290,669	1.4%
Computers	455,499	2.2%
Diversified Financial Services	581,390	2.9%
Electric	343,323	1.7%
Electronics	107,700	0.5%
Food	457,803	2.2%
Insurance	415,832	2.0%
Internet	619,613	3.0%
Iron/Steel	697,196	3.4%
Media	182,250	0.9%
Mining	1,766,742	8.7%
Oil & Gas	3,827,399	18.9%
Semiconductors	1,241,084	6.1%
Telecommunications	3,246,699	16.1%
Other**	3,012,092	14.8%
Total	$20,353,146	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2012:

	Value	% of Net Assets
Brazil	$5,603,523	27.5%
Chile	478,025	2.5%
China	3,903,929	19.2%
Colombia	385,968	1.9%
India	960,244	4.7%
Indonesia	190,601	0.9%
Mexico	1,584,271	7.8%
Peru	143,061	0.7%
Philippines	107,728	0.5%
Russia	171,556	0.8%
South Africa	877,432	4.3%
South Korea	1,453,983	7.0%
Taiwan	1,480,733	7.4%
Other**	3,012,092	14.8%
Total	$20,353,146	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (89.6%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $5,850,059	$5,850,000	$5,850,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,850,000)		5,850,000

TOTAL INVESTMENT SECURITIES (Cost $5,850,000) — 89.6%		5,850,000
Net other assets (liabilities) — 10.4%		677,874

NET ASSETS — 100.0%		$6,527,874

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 12/14/12 (Underlying notional amount at value $6,523,125)	147	$68,748

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (57.7%)
3M Co.^ (Miscellaneous Manufacturing)	561	$51,848
Abbott Laboratories (Pharmaceuticals)	1,386	95,024
Abercrombie & Fitch Co. - Class A (Retail)	77	2,612
Accenture PLC - Class A (Computers)	561	39,287
ACE, Ltd. (Insurance)	297	22,453
Adobe Systems, Inc.* (Software)	440	14,282
Advanced Micro Devices, Inc.* (Semiconductors)	528	1,779
Aetna, Inc. (Healthcare - Services)	297	11,761
AFLAC, Inc. (Insurance)	418	20,014
Agilent Technologies, Inc. (Electronics)	308	11,843
AGL Resources, Inc. (Gas)	99	4,050
Air Products & Chemicals, Inc. (Chemicals)	187	15,465
Airgas, Inc. (Chemicals)	66	5,432
Akamai Technologies, Inc.* (Internet)	154	5,892
Alcoa, Inc. (Mining)	946	8,372
Alexion Pharmaceuticals, Inc.* (Biotechnology)	176	20,134
Allegheny Technologies, Inc. (Iron/Steel)	99	3,158
Allergan, Inc. (Pharmaceuticals)	275	25,185
Allstate Corp. (Insurance)	429	16,993
Alpha Natural Resources, Inc.* (Coal)	198	1,301
Altera Corp. (Semiconductors)	286	9,720
Altria Group, Inc. (Agriculture)	1,804	60,236
Amazon.com, Inc.* (Internet)	319	81,128
Ameren Corp. (Electric)	220	7,187
American Electric Power, Inc. (Electric)	429	18,850
American Express Co. (Diversified Financial Services)	869	49,411
American International Group, Inc.* (Insurance)	1,034	33,905
American Tower Corp. (REIT)	352	25,129
Ameriprise Financial, Inc. (Diversified Financial Services)	187	10,601
AmerisourceBergen Corp. (Pharmaceuticals)	220	8,516
Amgen, Inc. (Biotechnology)	682	57,506
Amphenol Corp. - Class A (Electronics)	143	8,420
Anadarko Petroleum Corp. (Oil & Gas)	440	30,765
Analog Devices, Inc. (Semiconductors)	264	10,346
Aon PLC (Insurance)	286	14,955
Apache Corp. (Oil & Gas)	341	29,486
Apartment Investment and Management Co. - Class A (REIT)	132	3,431
Apollo Group, Inc. - Class A* (Commercial Services)	88	2,556
Apple Computer, Inc. (Computers)	825	550,489
Applied Materials, Inc. (Semiconductors)	1,100	12,282
Archer-Daniels-Midland Co. (Agriculture)	583	15,846
Assurant, Inc. (Insurance)	77	2,872
AT&T, Inc. (Telecommunications)	5,104	192,421
Autodesk, Inc.* (Software)	198	6,607
Automatic Data Processing, Inc. (Commercial Services)	429	25,165
AutoNation, Inc.* (Retail)	33	1,441
AutoZone, Inc.* (Retail)	33	12,199
AvalonBay Communities, Inc. (REIT)	88	11,967
Avery Dennison Corp. (Household Products/Wares)	88	2,800
Avon Products, Inc. (Cosmetics/Personal Care)	385	6,141
Baker Hughes, Inc. (Oil & Gas Services)	385	17,414
Ball Corp. (Packaging & Containers)	132	5,585
Bank of America Corp. (Banks)	9,548	84,309
Bank of New York Mellon Corp. (Banks)	1,045	23,638
Bard (C.R.), Inc. (Healthcare - Products)	66	6,907
Baxter International, Inc. (Healthcare - Products)	484	29,166
BB&T Corp. (Banks)	616	20,427
Beam, Inc. (Beverages)	143	8,228
Becton, Dickinson & Co. (Healthcare - Products)	176	13,827
Bed Bath & Beyond, Inc.* (Retail)	209	13,167
Bemis Co., Inc. (Packaging & Containers)	88	2,769
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,628	143,590
Best Buy Co., Inc. (Retail)	231	3,971
Big Lots, Inc.* (Retail)	55	1,627
Biogen Idec, Inc.* (Biotechnology)	209	31,189
BlackRock, Inc. (Diversified Financial Services)	110	19,613
BMC Software, Inc.* (Software)	132	5,477
Boeing Co. (Aerospace/Defense)	594	41,354
BorgWarner, Inc.* (Auto Parts & Equipment)	99	6,842
Boston Properties, Inc. (REIT)	132	14,601
Boston Scientific Corp.* (Healthcare - Products)	1,254	7,198
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,485	50,119
Broadcom Corp. - Class A (Semiconductors)	451	15,596
Brown-Forman Corp. (Beverages)	132	8,613
C.H. Robinson Worldwide, Inc. (Transportation)	143	8,373
CA, Inc. (Software)	308	7,936
Cablevision Systems Corp. NY - Class A (Media)	187	2,964
Cabot Oil & Gas Corp. (Oil & Gas)	187	8,396
Cameron International Corp.* (Oil & Gas Services)	220	12,335
Campbell Soup Co. (Food)	165	5,745
Capital One Financial Corp. (Banks)	517	29,474
Cardinal Health, Inc. (Pharmaceuticals)	297	11,574
CareFusion Corp.* (Healthcare - Products)	198	5,621
CarMax, Inc.* (Retail)	198	5,603
Carnival Corp. - Class A (Leisure Time)	396	14,430

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	583	$50,161
CBRE Group, Inc. - Class A* (Real Estate)	264	4,860
CBS Corp. - Class B (Media)	528	19,182
Celgene Corp.* (Biotechnology)	385	29,414
CenterPoint Energy, Inc. (Gas)	374	7,966
CenturyLink, Inc. (Telecommunications)	550	22,220
Cerner Corp.* (Software)	132	10,218
CF Industries Holdings, Inc. (Chemicals)	55	12,223
Chesapeake Energy Corp. (Oil & Gas)	462	8,718
Chevron Corp. (Oil & Gas)	1,738	202,581
Chipotle Mexican Grill, Inc.* (Retail)	33	10,479
CIGNA Corp. (Healthcare - Services)	253	11,934
Cincinnati Financial Corp. (Insurance)	132	5,001
Cintas Corp. (Textiles)	99	4,104
Cisco Systems, Inc. (Telecommunications)	4,686	89,456
Citigroup, Inc. (Banks)	2,596	84,941
Citrix Systems, Inc.* (Software)	165	12,634
Cliffs Natural Resources, Inc. (Iron/Steel)	121	4,735
Clorox Co. (Household Products/Wares)	110	7,926
CME Group, Inc. (Diversified Financial Services)	275	15,758
CMS Energy Corp. (Electric)	231	5,440
Coach, Inc. (Apparel)	253	14,173
Coca-Cola Co. (Beverages)	3,432	130,176
Coca-Cola Enterprises, Inc. (Beverages)	242	7,567
Cognizant Technology Solutions Corp.* (Computers)	264	18,459
Colgate-Palmolive Co. (Cosmetics/Personal Care)	396	42,459
Comcast Corp. - Class A (Media)	2,365	84,596
Comerica, Inc. (Banks)	176	5,465
Computer Sciences Corp. (Computers)	143	4,606
ConAgra Foods, Inc. (Food)	363	10,015
ConocoPhillips (Oil & Gas)	1,078	61,640
CONSOL Energy, Inc. (Coal)	198	5,950
Consolidated Edison, Inc. (Electric)	264	15,811
Constellation Brands, Inc.* (Beverages)	132	4,270
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	143	10,734
Corning, Inc. (Telecommunications)	1,320	17,358
Costco Wholesale Corp. (Retail)	385	38,548
Coventry Health Care, Inc. (Healthcare - Services)	121	5,044
Covidien PLC (Healthcare - Products)	429	25,491
Crown Castle International Corp.* (Telecommunications)	264	16,922
CSX Corp. (Transportation)	924	19,173
Cummins, Inc. (Machinery - Diversified)	154	14,200
CVS Caremark Corp. (Retail)	1,122	54,327
D.R. Horton, Inc. (Home Builders)	242	4,995
Danaher Corp. (Miscellaneous Manufacturing)	517	28,513
Darden Restaurants, Inc. (Retail)	110	6,133
DaVita, Inc.* (Healthcare - Services)	77	7,978
Dean Foods Co.* (Food)	165	2,698
Deere & Co. (Machinery - Diversified)	352	29,036
Dell, Inc. (Computers)	1,287	12,690
Denbury Resources, Inc.* (Oil & Gas)	341	5,511
DENTSPLY International, Inc. (Healthcare - Products)	121	4,615
Devon Energy Corp. (Oil & Gas)	330	19,965
Diamond Offshore Drilling, Inc. (Oil & Gas)	66	4,343
DIRECTV* (Media)	561	29,430
Discover Financial Services (Diversified Financial Services)	451	17,918
Discovery Communications, Inc. - Class A* (Media)	220	13,119
Dollar Tree, Inc.* (Retail)	209	10,089
Dominion Resources, Inc. (Electric)	506	26,788
Dover Corp. (Miscellaneous Manufacturing)	165	9,816
Dr. Pepper Snapple Group, Inc. (Beverages)	187	8,327
DTE Energy Co. (Electric)	154	9,231
Duke Energy Corp. (Electric)	627	40,630
Dun & Bradstreet Corp. (Software)	44	3,503
E*TRADE Financial Corp.* (Diversified Financial Services)	231	2,035
E.I. du Pont de Nemours & Co. (Chemicals)	825	41,473
Eastman Chemical Co. (Chemicals)	132	7,525
Eaton Corp. (Miscellaneous Manufacturing)	297	14,036
eBay, Inc.* (Internet)	1,023	49,523
Ecolab, Inc. (Chemicals)	231	14,971
Edison International (Electric)	286	13,067
Edwards Lifesciences Corp.* (Healthcare - Products)	99	10,630
Electronic Arts, Inc.* (Software)	286	3,629
Eli Lilly & Co. (Pharmaceuticals)	902	42,764
EMC Corp.* (Computers)	1,859	50,695
Emerson Electric Co. (Electrical Components & Equipment)	649	31,327
Ensco PLC - Class A (Oil & Gas)	209	11,403
Entergy Corp. (Electric)	154	10,672
EOG Resources, Inc. (Oil & Gas)	242	27,116
EQT Corp. (Oil & Gas)	132	7,788
Equifax, Inc. (Commercial Services)	110	5,124
Equity Residential (REIT)	264	15,188
Exelon Corp. (Electric)	759	27,005
Expedia, Inc. (Internet)	88	5,090
Expeditors International of Washington, Inc. (Transportation)	187	6,799
Express Scripts Holding Co.* (Pharmaceuticals)	715	44,809
Exxon Mobil Corp. (Oil & Gas)	4,092	374,213
F5 Networks, Inc.* (Internet)	66	6,910
Family Dollar Stores, Inc. (Retail)	88	5,834
Fastenal Co. (Distribution/Wholesale)	242	10,404
Federated Investors, Inc. - Class B (Diversified Financial Services)	88	1,821
FedEx Corp. (Transportation)	264	22,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	220	$6,868
Fifth Third Bancorp (Banks)	814	12,625
First Horizon National Corp. (Banks)	220	2,121
First Solar, Inc.* (Energy - Alternate Sources)	55	1,218
FirstEnergy Corp. (Electric)	374	16,493
Fiserv, Inc.* (Software)	121	8,958
FLIR Systems, Inc. (Electronics)	132	2,637
Flowserve Corp. (Machinery - Diversified)	44	5,621
Fluor Corp. (Engineering & Construction)	143	8,048
FMC Corp. (Chemicals)	121	6,701
FMC Technologies, Inc.* (Oil & Gas Services)	209	9,677
Ford Motor Co. (Auto Manufacturers)	3,377	33,297
Forest Laboratories, Inc.* (Pharmaceuticals)	209	7,442
Fossil, Inc.* (Distribution/Wholesale)	44	3,727
Franklin Resources, Inc. (Diversified Financial Services)	121	15,133
Freeport-McMoRan Copper & Gold, Inc. (Mining)	836	33,089
Frontier Communications Corp. (Telecommunications)	880	4,312
GameStop Corp. - Class A (Retail)	110	2,310
Gannett Co., Inc. (Media)	209	3,710
General Dynamics Corp. (Aerospace/Defense)	297	19,638
General Electric Co. (Miscellaneous Manufacturing)	9,350	212,338
General Mills, Inc. (Food)	572	22,794
Genuine Parts Co. (Distribution/Wholesale)	132	8,056
Genworth Financial, Inc. - Class A* (Insurance)	440	2,301
Gilead Sciences, Inc.* (Biotechnology)	671	44,507
Google, Inc. - Class A* (Internet)	231	174,289
H & R Block, Inc. (Commercial Services)	242	4,194
Halliburton Co. (Oil & Gas Services)	825	27,794
Harley-Davidson, Inc. (Leisure Time)	198	8,389
Harman International Industries, Inc. (Home Furnishings)	55	2,539
Harris Corp. (Telecommunications)	99	5,071
Hartford Financial Services Group, Inc. (Insurance)	385	7,484
Hasbro, Inc. (Toys/Games/Hobbies)	99	3,779
HCP, Inc. (REIT)	385	17,125
Health Care REIT, Inc. (REIT)	198	11,435
Heinz (H.J.) Co. (Food)	286	16,002
Helmerich & Payne, Inc. (Oil & Gas)	99	4,713
Hess Corp. (Oil & Gas)	264	14,182
Hewlett-Packard Co. (Computers)	1,738	29,650
Honeywell International, Inc. (Miscellaneous Manufacturing)	693	41,407
Hormel Foods Corp. (Food)	121	3,538
Hospira, Inc.* (Healthcare - Products)	143	4,693
Host Hotels & Resorts, Inc. (REIT)	638	10,240
Hudson City Bancorp, Inc. (Savings & Loans)	418	3,327
Humana, Inc. (Healthcare - Services)	143	10,031
Huntington Bancshares, Inc. (Banks)	759	5,237
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	385	22,896
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	253	11,339
Integrys Energy Group, Inc. (Electric)	66	3,445
Intel Corp. (Semiconductors)	4,433	100,540
IntercontinentalExchange, Inc.* (Diversified Financial Services)	66	8,805
International Business Machines Corp. (Computers)	946	196,248
International Flavors & Fragrances, Inc. (Chemicals)	77	4,588
International Game Technology (Entertainment)	242	3,168
International Paper Co. (Forest Products & Paper)	385	13,983
Intuit, Inc. (Software)	242	14,249
Intuitive Surgical, Inc.* (Healthcare - Products)	33	16,356
Invesco, Ltd. (Diversified Financial Services)	396	9,896
Iron Mountain, Inc. (Commercial Services)	132	4,503
J.C. Penney Co., Inc. (Retail)	121	2,939
J.P. Morgan Chase & Co. (Banks)	3,366	136,256
Jabil Circuit, Inc. (Electronics)	165	3,089
Jacobs Engineering Group, Inc.* (Engineering & Construction)	110	4,447
JDS Uniphase Corp.* (Telecommunications)	209	2,588
Johnson & Johnson (Healthcare - Products)	2,442	168,278
Johnson Controls, Inc. (Auto Parts & Equipment)	605	16,577
Joy Global, Inc. (Machinery - Construction & Mining)	99	5,550
Juniper Networks, Inc.* (Telecommunications)	462	7,905
Kellogg Co. (Food)	220	11,365
KeyCorp (Banks)	836	7,307
Kimberly-Clark Corp. (Household Products/Wares)	352	30,195
Kimco Realty Corp. (REIT)	363	7,358
Kinder Morgan, Inc. (Pipelines)	506	17,973
KLA -Tencor Corp. (Semiconductors)	143	6,822
Kohls Corp. (Retail)	187	9,578
Kraft Foods, Inc. - Class A (Food)	1,573	65,044
Kroger Co. (Food)	484	11,393
L-3 Communications Holdings, Inc. (Aerospace/Defense)	88	6,310
Laboratory Corp. of America Holdings* (Healthcare - Services)	88	8,137
Lam Research Corp.* (Semiconductors)	165	5,245
Legg Mason, Inc. (Diversified Financial Services)	110	2,715
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	121	3,031
Lennar Corp. - Class A (Home Builders)	143	4,972

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leucadia National Corp. (Holding Companies - Diversified)	176	$4,004
Life Technologies Corp.* (Biotechnology)	154	7,528
Lincoln National Corp. (Insurance)	242	5,854
Linear Technology Corp. (Semiconductors)	209	6,657
Lockheed Martin Corp. (Aerospace/Defense)	242	22,598
Loews Corp. (Insurance)	275	11,347
Lorillard, Inc. (Agriculture)	121	14,090
Lowe’s Cos., Inc. (Retail)	1,012	30,603
LSI Logic Corp.* (Semiconductors)	495	3,420
LyondellBasell Industries N.V. - Class A (Chemicals)	297	15,343
M&T Bank Corp. (Banks)	110	10,468
Macy’s, Inc. (Retail)	352	13,242
Marathon Oil Corp. (Oil & Gas)	627	18,540
Marathon Petroleum Corp. (Oil & Gas)	297	16,213
Marriott International, Inc. - Class A (Lodging)	220	8,612
Marsh & McLennan Cos., Inc. (Insurance)	484	16,422
Masco Corp. (Building Materials)	319	4,801
MasterCard, Inc. - Class A (Commercial Services)	99	44,697
Mattel, Inc. (Toys/Games/Hobbies)	297	10,538
McCormick & Co., Inc. (Food)	121	7,507
McDonald’s Corp. (Retail)	891	81,749
McGraw-Hill Cos., Inc. (Media)	253	13,811
McKesson Corp. (Pharmaceuticals)	209	17,980
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	176	12,897
MeadWestvaco Corp. (Forest Products & Paper)	154	4,712
Medtronic, Inc. (Healthcare - Products)	902	38,894
Merck & Co., Inc. (Pharmaceuticals)	2,695	121,545
MetLife, Inc. (Insurance)	946	32,599
MetroPCS Communications, Inc.* (Telecommunications)	275	3,220
Microchip Technology, Inc. (Semiconductors)	176	5,762
Micron Technology, Inc.* (Semiconductors)	902	5,398
Microsoft Corp. (Software)	6,677	198,841
Molex, Inc. (Electrical Components & Equipment)	121	3,180
Molson Coors Brewing Co. - Class B (Beverages)	143	6,442
Monsanto Co. (Chemicals)	473	43,052
Monster Beverage Corp.* (Beverages)	132	7,149
Moody’s Corp. (Commercial Services)	176	7,774
Morgan Stanley Dean Witter & Co. (Banks)	1,221	20,440
Motorola Solutions, Inc. (Telecommunications)	253	12,789
Murphy Oil Corp. (Oil & Gas)	165	8,859
Mylan Laboratories, Inc.* (Pharmaceuticals)	363	8,857
Nabors Industries, Ltd.* (Oil & Gas)	253	3,550
NASDAQ Stock Market, Inc. (Diversified Financial Services)	110	2,562
National Oilwell Varco, Inc. (Oil & Gas Services)	374	29,961
NetApp, Inc.* (Computers)	319	10,489
Netflix, Inc.* (Internet)	44	2,395
Newell Rubbermaid, Inc. (Housewares)	253	4,830
Newfield Exploration Co.* (Oil & Gas)	121	3,790
Newmont Mining Corp. (Mining)	440	24,644
News Corp. - Class A (Media)	1,804	44,252
NextEra Energy, Inc. (Electric)	374	26,303
NIKE, Inc. - Class B (Apparel)	330	31,320
NiSource, Inc. (Gas)	253	6,446
Noble Corp. (Oil & Gas)	220	7,872
Noble Energy, Inc. (Oil & Gas)	154	14,277
Nordstrom, Inc. (Retail)	132	7,284
Norfolk Southern Corp. (Transportation)	286	18,198
Northeast Utilities System (Electric)	275	10,513
Northern Trust Corp. (Banks)	198	9,190
Northrop Grumman Corp. (Aerospace/Defense)	220	14,615
NRG Energy, Inc. (Electric)	198	4,235
Nucor Corp. (Iron/Steel)	286	10,942
NVIDIA Corp.* (Semiconductors)	550	7,337
NYSE Euronext (Diversified Financial Services)	220	5,423
O’Reilly Automotive, Inc.* (Retail)	110	9,198
Occidental Petroleum Corp. (Oil & Gas)	715	61,533
Omnicom Group, Inc. (Advertising)	231	11,910
ONEOK, Inc. (Pipelines)	187	9,034
Oracle Corp. (Software)	3,377	106,342
Owens-Illinois, Inc.* (Packaging & Containers)	143	2,683
PACCAR, Inc. (Auto Manufacturers)	308	12,328
Pall Corp. (Miscellaneous Manufacturing)	99	6,286
Parker Hannifin Corp. (Miscellaneous Manufacturing)	132	11,033
Patterson Cos., Inc. (Healthcare - Products)	77	2,636
Paychex, Inc. (Commercial Services)	286	9,521
Peabody Energy Corp. (Coal)	242	5,394
Pentair, Ltd.(a) (Miscellaneous Manufacturing)	335	14,824
People’s United Financial, Inc. (Savings & Loans)	308	3,739
Pepco Holdings, Inc. (Electric)	198	3,742
PepsiCo, Inc. (Beverages)	1,375	97,309
PerkinElmer, Inc. (Electronics)	99	2,918
Perrigo Co. (Pharmaceuticals)	77	8,945
Pfizer, Inc. (Pharmaceuticals)	6,611	164,283
PG&E Corp. (Electric)	374	15,959
Philip Morris International, Inc. (Agriculture)	1,496	134,550
Phillips 66 (Oil & Gas)	550	25,504
Pinnacle West Capital Corp. (Electric)	99	5,227
Pioneer Natural Resources Co. (Oil & Gas)	110	11,484

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Office/Business Equipment)	176	$2,432
Plum Creek Timber Co., Inc. (Forest Products & Paper)	143	6,269
PNC Financial Services Group (Banks)	473	29,846
PPG Industries, Inc. (Chemicals)	132	15,159
PPL Corp. (Electric)	517	15,019
Praxair, Inc. (Chemicals)	264	27,424
Precision Castparts Corp. (Metal Fabricate/Hardware)	132	21,561
Priceline.com, Inc.* (Internet)	44	27,224
Principal Financial Group, Inc. (Insurance)	242	6,519
Procter & Gamble Co. (Cosmetics/Personal Care)	2,442	169,377
Progressive Corp. (Insurance)	495	10,266
Prologis, Inc. (REIT)	407	14,257
Prudential Financial, Inc. (Insurance)	418	22,785
Public Service Enterprise Group, Inc. (Electric)	451	14,513
Public Storage, Inc. (REIT)	132	18,370
PulteGroup, Inc.* (Home Builders)	297	4,604
QEP Resources, Inc. (Oil & Gas)	154	4,876
Qualcomm, Inc. (Telecommunications)	1,507	94,172
Quanta Services, Inc.* (Commercial Services)	187	4,619
Quest Diagnostics, Inc. (Healthcare - Services)	143	9,070
R.R. Donnelley & Sons Co. (Commercial Services)	165	1,749
Ralph Lauren Corp. (Apparel)	55	8,318
Range Resources Corp. (Oil & Gas)	143	9,991
Raytheon Co. (Aerospace/Defense)	297	16,977
Red Hat, Inc.* (Software)	176	10,021
Regions Financial Corp. (Banks)	1,254	9,041
Republic Services, Inc. (Environmental Control)	264	7,263
Reynolds American, Inc. (Agriculture)	286	12,395
Robert Half International, Inc. (Commercial Services)	121	3,222
Rockwell Automation, Inc. (Machinery - Diversified)	121	8,416
Rockwell Collins, Inc. (Aerospace/Defense)	121	6,490
Roper Industries, Inc. (Machinery - Diversified)	88	9,670
Ross Stores, Inc. (Retail)	198	12,791
Rowan Cos. PLC - Class A* (Oil & Gas)	110	3,715
Ryder System, Inc. (Transportation)	44	1,719
Safeway, Inc. (Food)	209	3,363
SAIC, Inc. (Commercial Services)	253	3,046
Salesforce.com, Inc.* (Software)	110	16,796
SanDisk Corp.* (Computers)	209	9,077
SCANA Corp. (Electric)	121	5,841
Schlumberger, Ltd. (Oil & Gas Services)	1,177	85,132
Scripps Networks Interactive - Class A (Media)	77	4,715
Seagate Technology PLC (Computers)	308	9,548
Sealed Air Corp. (Packaging & Containers)	154	2,381
Sempra Energy (Gas)	198	12,769
Sherwin-Williams Co. (Chemicals)	77	11,466
Sigma-Aldrich Corp. (Chemicals)	110	7,917
Simon Property Group, Inc. (REIT)	264	40,078
SLM Corp. (Diversified Financial Services)	418	6,571
Snap-on, Inc. (Hand/Machine Tools)	55	3,953
Southern Co. (Electric)	770	35,489
Southwest Airlines Co. (Airlines)	660	5,788
Southwestern Energy Co.* (Oil & Gas)	308	10,712
Spectra Energy Corp. (Pipelines)	583	17,117
Sprint Nextel Corp.* (Telecommunications)	2,662	14,694
St. Jude Medical, Inc. (Healthcare - Products)	275	11,586
Stanley Black & Decker, Inc. (Hand/Machine Tools)	154	11,743
Staples, Inc. (Retail)	605	6,970
Starbucks Corp. (Retail)	671	34,053
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	176	10,201
State Street Corp. (Banks)	429	18,001
Stericycle, Inc.* (Environmental Control)	77	6,970
Stryker Corp. (Healthcare - Products)	253	14,082
Sunoco, Inc. (Oil & Gas)	88	4,121
SunTrust Banks, Inc. (Banks)	473	13,372
Symantec Corp.* (Internet)	627	11,286
Sysco Corp. (Food)	517	16,167
T. Rowe Price Group, Inc. (Diversified Financial Services)	220	13,926
Target Corp. (Retail)	583	37,003
TE Connectivity, Ltd. (Electronics)	374	12,720
TECO Energy, Inc. (Electric)	176	3,122
Tenet Healthcare Corp.* (Healthcare - Services)	374	2,345
Teradata Corp.* (Computers)	154	11,613
Teradyne, Inc.* (Semiconductors)	165	2,346
Tesoro Petroleum Corp. (Oil & Gas)	121	5,070
Texas Instruments, Inc. (Semiconductors)	1,012	27,881
Textron, Inc. (Miscellaneous Manufacturing)	253	6,621
The ADT Corp.* (Commercial Services)	310	11,160
The AES Corp.* (Electric)	550	6,034
The Charles Schwab Corp. (Diversified Financial Services)	968	12,381
The Chubb Corp. (Insurance)	231	17,621
The Dow Chemical Co. (Chemicals)	1,056	30,582
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	209	12,868
The Gap, Inc. (Retail)	264	9,446
The Goldman Sachs Group, Inc. (Banks)	396	45,017
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	220	2,682
The Hershey Co. (Food)	132	9,357
The Home Depot, Inc. (Retail)	1,331	80,352
The Interpublic Group of Cos., Inc. (Advertising)	385	4,281

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The JM Smucker Co. - Class A (Food)	99	$8,547
The Limited, Inc. (Retail)	209	10,295
The Mosaic Co. (Chemicals)	242	13,942
The Travelers Cos., Inc. (Insurance)	341	23,277
The Williams Cos., Inc. (Pipelines)	550	19,234
Thermo Fisher Scientific, Inc. (Electronics)	319	18,767
Tiffany & Co. (Retail)	110	6,807
Time Warner Cable, Inc. (Media)	275	26,142
Time Warner, Inc. (Media)	836	37,896
Titanium Metals Corp. (Mining)	66	847
TJX Cos., Inc. (Retail)	649	29,069
Torchmark Corp. (Insurance)	88	4,519
Total System Services, Inc. (Commercial Services)	143	3,389
TripAdvisor, Inc.* (Internet)	99	3,260
Tyco International, Ltd. (Miscellaneous Manufacturing)	407	22,898
Tyson Foods, Inc. - Class A (Food)	253	4,053
U.S. Bancorp (Banks)	1,683	57,727
Union Pacific Corp. (Transportation)	418	49,617
United Parcel Service, Inc. - Class B (Transportation)	638	45,662
United States Steel Corp. (Iron/Steel)	132	2,517
United Technologies Corp. (Aerospace/Defense)	748	58,561
UnitedHealth Group, Inc. (Healthcare - Services)	913	50,589
UnumProvident Corp. (Insurance)	253	4,863
Urban Outfitters, Inc.* (Retail)	99	3,718
V.F. Corp. (Apparel)	77	12,271
Valero Energy Corp. (Oil & Gas)	484	15,333
Varian Medical Systems, Inc.* (Healthcare - Products)	99	5,972
Ventas, Inc. (REIT)	264	16,434
VeriSign, Inc.* (Internet)	143	6,963
Verizon Communications, Inc. (Telecommunications)	2,519	114,791
Viacom, Inc. - Class B (Media)	418	22,401
Visa, Inc. - Class A (Commercial Services)	462	62,037
Vornado Realty Trust (REIT)	154	12,482
Vulcan Materials Co. (Mining)	110	5,203
W.W. Grainger, Inc. (Distribution/Wholesale)	55	11,460
Wal-Mart Stores, Inc. (Retail)	1,485	109,593
Walgreen Co. (Retail)	759	27,658
Walt Disney Co. (Media)	1,584	82,812
Washington Post Co. - Class B (Media)	11	3,993
Waste Management, Inc. (Environmental Control)	385	12,351
Waters Corp.* (Electronics)	77	6,416
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	110	9,368
WellPoint, Inc. (Healthcare - Services)	286	16,591
Wells Fargo & Co. (Banks)	4,356	150,413
Western Digital Corp. (Computers)	198	7,669
Western Union Co. (Commercial Services)	539	9,821
Weyerhaeuser Co. (REIT)	473	12,364
Whirlpool Corp. (Home Furnishings)	66	5,472
Whole Foods Market, Inc. (Food)	154	15,000
Windstream Corp. (Telecommunications)	517	5,227
Wisconsin Energy Corp. (Electric)	209	7,873
WPX Energy, Inc.* (Oil & Gas)	176	2,920
Wyndham Worldwide Corp. (Lodging)	121	6,350
Wynn Resorts, Ltd. (Lodging)	66	7,619
Xcel Energy, Inc. (Electric)	429	11,888
Xerox Corp. (Office/Business Equipment)	1,155	8,478
Xilinx, Inc. (Semiconductors)	231	7,718
XL Group PLC (Insurance)	275	6,608
Xylem, Inc. (Machinery - Diversified)	165	4,150
Yahoo!, Inc.* (Internet)	924	14,761
YUM! Brands, Inc. (Retail)	407	27,000
Zimmer Holdings, Inc. (Healthcare - Products)	154	10,413
Zions Bancorp (Banks)	165	3,408
TOTAL COMMON STOCKS (Cost $8,494,212)		11,427,519

	Principal Amount	Value
Repurchase Agreements(b)(c) (35.6%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $7,060,071	$7,060,000	$7,060,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,060,000)		7,060,000

TOTAL INVESTMENT SECURITIES (Cost $15,554,212) — 93.3%		18,487,519
Net other assets (liabilities) — 6.7%		1,334,048

NET ASSETS — 100.0%		$19,821,567

^	All or a portion of this security is designated on the ProFund VP UltraBull’s records as collateral for when-issued securities.
*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $2,972,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Shares	Value
Securities Sold Short (NM)
DeVry, Inc. (Commercial Services)	(80)	(1,821)

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Securities Sold Short, continued
Lexmark International, Inc. - Class A (Computers)	(96)	$(2,136)
TOTAL SECURITIES SOLD SHORT (Cost $(3,956))		(3,957)

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $3,440,400)	48	$788

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$12,265,535	$(45,744)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	12,309,130	(55,410)
		$(101,154)

ProFund VP UltraBull invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$16,191	0.1%
Aerospace/Defense	186,543	0.9%
Agriculture	237,117	1.2%
Airlines	5,788	NM
Apparel	66,082	0.3%
Auto Manufacturers	45,625	0.2%
Auto Parts & Equipment	26,101	0.1%
Banks	778,723	3.9%
Beverages	278,081	1.4%
Biotechnology	190,278	1.0%
Building Materials	4,801	NM
Chemicals	273,263	1.4%
Coal	12,645	0.1%
Commercial Services	202,577	1.0%
Computers	950,520	4.8%
Cosmetics/Personal Care	230,845	1.2%
Distribution/Wholesale	33,647	0.2%
Diversified Financial Services	194,569	1.0%
Electric	360,377	1.8%
Electrical Components & Equipment	34,507	0.2%
Electronics	66,810	0.3%
Energy - Alternate Sources	1,218	NM
Engineering & Construction	12,495	0.1%
Entertainment	3,168	NM
Environmental Control	26,584	0.1%
Food	212,588	1.1%
Forest Products & Paper	24,964	0.1%
Gas	31,231	0.2%
Hand/Machine Tools	15,696	0.1%
Healthcare - Products	376,365	1.9%
Healthcare - Services	133,480	0.7%
Holding Companies - Diversified	4,004	NM
Home Builders	14,571	0.1%
Home Furnishings	8,011	NM
Household Products/Wares	40,921	0.2%
Housewares	4,830	NM
Insurance	432,248	2.2%
Internet	388,721	2.0%
Iron/Steel	21,352	0.1%
Leisure Time	22,819	0.1%
Lodging	32,782	0.2%
Machinery - Construction & Mining	55,711	0.3%
Machinery - Diversified	71,093	0.4%
Media	389,023	2.0%
Metal Fabricate/Hardware	21,561	0.1%
Mining	72,155	0.4%
Miscellaneous Manufacturing	467,620	2.4%
Office/Business Equipment	10,910	0.1%
Oil & Gas	1,039,180	5.2%
Oil & Gas Services	182,313	0.9%
Packaging & Containers	13,418	0.1%
Pharmaceuticals	629,308	3.1%
Pipelines	63,358	0.3%
REIT	230,459	1.2%
Real Estate	4,860	NM
Retail	717,688	3.6%
Savings & Loans	7,066	NM
Semiconductors	228,849	1.2%
Software	426,361	2.1%
Telecommunications	603,146	3.0%
Textiles	4,104	NM
Toys/Games/Hobbies	14,317	0.1%
Transportation	171,881	0.9%
Other**	8,394,048	42.3%
Total	$19,821,567	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (70.2%)
Aaron’s, Inc. (Commercial Services)	720	$20,023
ACI Worldwide, Inc.* (Software)	400	16,904
Acuity Brands, Inc. (Electrical Components & Equipment)	480	30,379
Acxiom Corp.* (Software)	800	14,616
ADTRAN, Inc. (Telecommunications)	640	11,059
Advance Auto Parts, Inc. (Retail)	800	54,752
Advent Software, Inc.* (Software)	320	7,862
Aecom Technology Corp.* (Engineering & Construction)	1,200	25,392
Aeropostale, Inc.* (Retail)	880	11,906
Affiliated Managers Group, Inc.* (Diversified Financial Services)	560	68,880
AGCO Corp.* (Machinery - Diversified)	1,040	49,379
Alaska Air Group, Inc.* (Airlines)	720	25,243
Albemarle Corp. (Chemicals)	960	50,573
Alexander & Baldwin, Inc.* (Real Estate)	480	14,174
Alexandria Real Estate Equities, Inc. (REIT)	640	47,053
Alleghany Corp.* (Insurance)	160	55,190
Alliance Data Systems Corp.* (Commercial Services)	560	79,492
Alliant Energy Corp. (Electric)	1,200	52,068
Alliant Techsystems, Inc. (Aerospace/Defense)	320	16,035
Allscripts Healthcare Solutions, Inc.* (Software)	1,840	22,871
AMC Networks, Inc. - Class A* (Media)	640	27,853
American Campus Communities, Inc. (REIT)	960	42,125
American Eagle Outfitters, Inc. (Retail)	1,920	40,474
American Financial Group, Inc. (Insurance)	800	30,320
AMERIGROUP Corp.* (Healthcare - Services)	480	43,886
Ametek, Inc. (Electrical Components & Equipment)	2,560	90,752
ANN, Inc.* (Retail)	480	18,110
ANSYS, Inc.* (Software)	960	70,464
AOL, Inc.* (Internet)	960	33,821
Apollo Investment Corp. (Investment Companies)	2,160	16,999
AptarGroup, Inc. (Miscellaneous Manufacturing)	720	37,231
Aqua America, Inc. (Water)	1,440	35,654
Arch Coal, Inc. (Coal)	2,240	14,179
Arrow Electronics, Inc.* (Electronics)	1,120	37,755
Arthur J. Gallagher & Co. (Insurance)	1,280	45,850
Ascena Retail Group, Inc.* (Retail)	1,280	27,456
Ashland, Inc. (Chemicals)	800	57,280
Aspen Insurance Holdings, Ltd. (Insurance)	720	21,953
Associated Banc-Corp. (Banks)	1,840	24,233
Astoria Financial Corp. (Savings & Loans)	880	8,694
Atmel Corp.* (Semiconductors)	4,640	24,406
Atmos Energy Corp. (Gas)	960	34,358
Atwood Oceanics, Inc.* (Oil & Gas)	640	29,088
Avnet, Inc.* (Electronics)	1,520	44,217
Bally Technologies, Inc.* (Entertainment)	400	19,756
BancorpSouth, Inc. (Banks)	880	12,971
Bank of Hawaii Corp. (Banks)	480	21,898
Barnes & Noble, Inc.* (Retail)	400	5,112
BE Aerospace, Inc.* (Aerospace/Defense)	1,120	47,152
Bill Barrett Corp.* (Oil & Gas)	480	11,890
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	240	25,613
BioMed Realty Trust, Inc. (REIT)	1,600	29,952
Black Hills Corp. (Electric)	480	17,074
Bob Evans Farms, Inc. (Retail)	320	12,522
BRE Properties, Inc. - Class A (REIT)	800	37,512
Brinker International, Inc. (Retail)	800	28,240
Broadridge Financial Solutions, Inc. (Software)	1,360	31,729
Brown & Brown, Inc. (Insurance)	1,280	33,370
Cabot Corp. (Chemicals)	640	23,405
Cadence Design Systems, Inc.* (Computers)	2,880	37,051
Camden Property Trust (REIT)	880	56,751
CARBO Ceramics, Inc. (Oil & Gas Services)	240	15,101
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	640	33,229
Carpenter Technology Corp. (Iron/Steel)	480	25,114
Carter’s, Inc.* (Apparel)	560	30,150
Cathay Bancorp, Inc. (Banks)	800	13,808
CBOE Holdings, Inc. (Diversified Financial Services)	960	28,243
Charles River Laboratories International, Inc.* (Biotechnology)	480	19,008
Chico’s FAS, Inc. (Retail)	1,760	31,874
Church & Dwight, Inc. (Household Products/Wares)	1,440	77,746
Ciena Corp.* (Telecommunications)	1,040	14,144
Cimarex Energy Co. (Oil & Gas)	880	51,524
Cinemark Holdings, Inc. (Entertainment)	1,120	25,122
City National Corp. (Banks)	480	24,725
Clarcor, Inc. (Miscellaneous Manufacturing)	560	24,993
Clean Harbors, Inc.* (Environmental Control)	480	23,448
Cleco Corp. (Electric)	640	26,867
Collective Brands, Inc.* (Retail)	640	13,894
Commerce Bancshares, Inc. (Banks)	800	32,264
Commercial Metals Co. (Metal Fabricate/Hardware)	1,200	15,840
Community Health Systems, Inc.* (Healthcare - Services)	960	27,974
Compass Minerals International, Inc. (Mining)	320	23,869
Compuware Corp.* (Software)	2,240	22,198
Con-way, Inc. (Transportation)	560	15,327
Concur Technologies, Inc.* (Software)	480	35,390
Convergys Corp. (Commercial Services)	1,200	18,804
Copart, Inc.* (Retail)	1,120	31,058

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CoreLogic, Inc.* (Commercial Services)	1,120	$29,714
Corporate Office Properties Trust (REIT)	800	19,176
Corrections Corp. of America (Commercial Services)	1,040	34,788
Covance, Inc.* (Healthcare - Services)	560	26,146
Crane Co. (Miscellaneous Manufacturing)	480	19,166
Cree, Inc.* (Semiconductors)	1,200	30,636
Cullen/Frost Bankers, Inc. (Banks)	640	36,755
Cypress Semiconductor Corp. (Semiconductors)	1,440	15,437
Cytec Industries, Inc. (Chemicals)	480	31,450
Deckers Outdoor Corp.* (Apparel)	400	14,656
Deluxe Corp. (Commercial Services)	560	17,114
DeVry, Inc. (Commercial Services)	640	14,566
Dick’s Sporting Goods, Inc. (Retail)	1,040	53,924
Diebold, Inc. (Computers)	640	21,574
Domtar Corp. (Forest Products & Paper)	400	31,316
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,440	49,982
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	720	13,846
Dresser-Rand Group, Inc.* (Oil & Gas Services)	800	44,088
Dril-Quip, Inc.* (Oil & Gas Services)	400	28,752
DST Systems, Inc. (Computers)	320	18,099
Duke Realty Corp. (REIT)	2,880	42,336
East West Bancorp, Inc. (Banks)	1,520	32,102
Eaton Vance Corp. (Diversified Financial Services)	1,200	34,752
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,200	38,064
Energen Corp. (Oil & Gas)	800	41,928
Energizer Holdings, Inc. (Electrical Components & Equipment)	720	53,719
Equinix, Inc.* (Internet)	480	98,904
Equity One, Inc. (REIT)	640	13,478
Essex Property Trust, Inc. (REIT)	400	59,296
Esterline Technologies Corp.* (Aerospace/Defense)	320	17,965
Everest Re Group, Ltd. (Insurance)	560	59,898
Exelis, Inc. (Aerospace/Defense)	2,000	20,680
FactSet Research Systems, Inc. (Media)	400	38,568
Fair Isaac Corp. (Software)	320	14,163
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,360	17,843
Federal Realty Investment Trust (REIT)	640	67,392
Fidelity National Title Group, Inc. - Class A (Insurance)	2,240	47,914
First American Financial Corp. (Insurance)	1,120	24,270
First Niagara Financial Group, Inc. (Savings & Loans)	3,760	30,418
FirstMerit Corp. (Banks)	1,120	16,498
Flowers Foods, Inc. (Food)	1,200	24,216
Foot Locker, Inc. (Retail)	1,600	56,800
Forest Oil Corp.* (Oil & Gas)	1,280	10,816
Fortune Brands Home & Security, Inc.* (Building Materials)	1,680	45,377
FTI Consulting, Inc.* (Commercial Services)	480	12,806
Fulton Financial Corp. (Banks)	2,080	20,509
Gardner Denver, Inc. (Machinery - Diversified)	480	28,997
Gartner Group, Inc.* (Commercial Services)	960	44,246
GATX Corp. (Trucking & Leasing)	480	20,371
General Cable Corp.* (Electrical Components & Equipment)	560	16,453
Gentex Corp. (Electronics)	1,520	25,855
Global Payments, Inc. (Commercial Services)	800	33,464
Graco, Inc. (Machinery - Diversified)	640	32,179
Granite Construction, Inc. (Engineering & Construction)	400	11,488
Great Plains Energy, Inc. (Electric)	1,600	35,616
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,360	32,300
Greenhill & Co., Inc. (Diversified Financial Services)	320	16,560
Greif, Inc. - Class A (Packaging & Containers)	320	14,138
GUESS?, Inc. (Retail)	640	16,269
Hancock Holding Co. (Banks)	880	27,236
Hanesbrands, Inc.* (Apparel)	1,040	33,155
Hanover Insurance Group, Inc. (Insurance)	480	17,885
Harris Teeter Supermarkets, Inc. (Food)	560	21,750
Harsco Corp. (Miscellaneous Manufacturing)	880	18,066
Hawaiian Electric Industries, Inc. (Electric)	1,040	27,362
HCC Insurance Holdings, Inc. (Insurance)	1,040	35,246
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,720	22,821
Health Net, Inc.* (Healthcare - Services)	880	19,809
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,040	19,001
Henry Schein, Inc.* (Healthcare - Products)	960	76,099
Herman Miller, Inc. (Office Furnishings)	640	12,442
Highwoods Properties, Inc. (REIT)	800	26,096
Hill-Rom Holdings, Inc. (Healthcare - Products)	640	18,598
Hillshire Brands Co. (Food)	1,280	34,278
HMS Holdings Corp.* (Commercial Services)	880	29,418
HNI Corp. (Office Furnishings)	480	12,245
HollyFrontier Corp. (Oil & Gas)	2,160	89,143
Hologic, Inc.* (Healthcare - Products)	2,800	56,672
Home Properties, Inc. (REIT)	560	34,311
Hospitality Properties Trust (REIT)	1,280	30,438
HSN, Inc. (Retail)	400	19,620
Hubbell, Inc. - Class B (Electrical Components & Equipment)	560	45,214
Huntington Ingalls Industries, Inc.* (Shipbuilding)	560	23,548

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IDACORP, Inc. (Electric)	560	$24,231
IDEX Corp. (Machinery - Diversified)	880	36,758
IDEXX Laboratories, Inc.* (Healthcare - Products)	560	55,636
Informatica Corp.* (Software)	1,120	38,987
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,600	24,368
Ingredion, Inc. (Food)	800	44,128
Integrated Device Technology, Inc.* (Semiconductors)	1,520	8,938
InterDigital, Inc. (Telecommunications)	480	17,894
International Bancshares Corp. (Banks)	560	10,668
International Rectifier Corp.* (Semiconductors)	720	12,017
International Speedway Corp. - Class A (Entertainment)	240	6,809
Intersil Corp. - Class A (Semiconductors)	1,360	11,900
Intrepid Potash, Inc.* (Chemicals)	560	12,029
Itron, Inc.* (Electronics)	400	17,260
ITT Corp. (Miscellaneous Manufacturing)	960	19,344
ITT Educational Services, Inc.* (Commercial Services)	160	5,157
J.B. Hunt Transport Services, Inc. (Transportation)	960	49,958
Jack Henry & Associates, Inc. (Computers)	880	33,352
Janus Capital Group, Inc. (Diversified Financial Services)	2,000	18,880
Jarden Corp. (Household Products/Wares)	800	42,272
Jefferies Group, Inc. (Diversified Financial Services)	1,360	18,618
JetBlue Airways Corp.* (Airlines)	2,400	11,496
John Wiley & Sons, Inc. (Media)	480	22,056
Jones Lang LaSalle, Inc. (Real Estate)	480	36,648
Kansas City Southern Industries, Inc. (Transportation)	1,200	90,936
KB Home (Home Builders)	800	11,480
KBR, Inc. (Engineering & Construction)	1,520	45,326
Kemper Corp. (Insurance)	560	17,198
Kennametal, Inc. (Hand/Machine Tools)	880	32,630
Kirby Corp.* (Transportation)	560	30,957
Korn/Ferry International* (Commercial Services)	480	7,358
Lamar Advertising Co. - Class A* (Advertising)	560	20,754
Lancaster Colony Corp. (Food)	240	17,580
Landstar System, Inc. (Transportation)	480	22,694
Lender Processing Services, Inc. (Commercial Services)	880	24,543
Lennox International, Inc. (Building Materials)	480	23,213
Lexmark International, Inc. - Class A (Computers)	720	16,020
Liberty Property Trust (REIT)	1,280	46,387
Life Time Fitness, Inc.* (Leisure Time)	400	18,296
LifePoint Hospitals, Inc.* (Healthcare - Services)	480	20,534
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	880	34,364
LKQ Corp.* (Distribution/Wholesale)	3,120	57,720
Louisiana-Pacific Corp.* (Building Materials)	1,440	18,000
M.D.C. Holdings, Inc. (Home Builders)	400	15,404
Mack-Cali Realty Corp. (REIT)	880	23,408
Manpower, Inc. (Commercial Services)	800	29,440
ManTech International Corp. - Class A (Software)	240	5,760
Martin Marietta Materials (Building Materials)	480	39,778
Masimo Corp.* (Healthcare - Products)	560	13,541
Matson, Inc. (Transportation)	480	10,037
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	320	9,542
MDU Resources Group, Inc. (Electric)	2,000	44,080
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	640	27,693
Mednax, Inc.* (Healthcare - Services)	560	41,692
MEMC Electronic Materials, Inc.* (Semiconductors)	2,480	6,820
Mentor Graphics Corp.* (Computers)	960	14,861
Mercury General Corp. (Insurance)	400	15,460
Meredith Corp. (Media)	400	14,000
Mettler Toledo International, Inc.* (Electronics)	320	54,637
Micros Systems, Inc.* (Computers)	880	43,226
Mine Safety Appliances Co. (Environmental Control)	320	11,926
Minerals Technologies, Inc. (Chemicals)	160	11,349
Mohawk Industries, Inc.* (Textiles)	640	51,213
Monster Worldwide, Inc.* (Commercial Services)	1,280	9,382
MSC Industrial Direct Co. - Class A (Retail)	480	32,381
MSCI, Inc. - Class A* (Software)	1,280	45,811
National Fuel Gas Co. (Gas)	880	47,555
National Instruments Corp. (Electronics)	960	24,163
National Retail Properties, Inc. (REIT)	1,120	34,160
NCR Corp.* (Computers)	1,680	39,161
NeuStar, Inc.* (Telecommunications)	720	28,822
New York Community Bancorp (Savings & Loans)	4,640	65,703
NewMarket Corp. (Chemicals)	80	19,718
Nordson Corp. (Machinery - Diversified)	560	32,827
Northern Oil and Gas, Inc.* (Oil & Gas)	640	10,874
NV Energy, Inc. (Electric)	2,480	44,665
NVR, Inc.* (Home Builders)	80	67,560
Oceaneering International, Inc. (Oil & Gas Services)	1,120	61,880

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Office Depot, Inc.* (Retail)	3,040	$7,782
OGE Energy Corp. (Electric)	1,040	57,678
Oil States International, Inc.* (Oil & Gas Services)	560	44,498
Old Republic International Corp. (Insurance)	2,560	23,808
Olin Corp. (Chemicals)	880	19,122
OMEGA Healthcare Investors, Inc. (REIT)	1,120	25,458
Omnicare, Inc. (Pharmaceuticals)	1,200	40,764
Oshkosh Truck Corp.* (Auto Manufacturers)	960	26,333
Owens & Minor, Inc. (Distribution/Wholesale)	640	19,123
Packaging Corp. of America (Packaging & Containers)	1,040	37,752
Panera Bread Co. - Class A* (Retail)	320	54,685
Parametric Technology Corp.* (Software)	1,280	27,904
Patterson-UTI Energy, Inc. (Oil & Gas)	1,600	25,344
PetSmart, Inc. (Retail)	1,120	77,258
Plains Exploration & Production Co.* (Oil & Gas)	1,360	50,959
Plantronics, Inc. (Telecommunications)	480	16,958
PNM Resources, Inc. (Electric)	880	18,506
Polaris Industries, Inc. (Leisure Time)	640	51,757
Polycom, Inc.* (Telecommunications)	1,840	18,161
Post Holdings, Inc.* (Food)	320	9,619
Potlatch Corp. (REIT)	400	14,948
Prosperity Bancshares, Inc. (Banks)	480	20,458
Protective Life Corp. (Insurance)	880	23,065
PVH Corp. (Retail)	720	67,479
QLogic Corp.* (Semiconductors)	960	10,963
Questar Corp. (Gas)	1,840	37,407
Quicksilver Resources, Inc.* (Oil & Gas)	1,280	5,235
Rackspace Hosting, Inc.* (Internet)	1,120	74,021
Ralcorp Holdings, Inc.* (Food)	560	40,880
Raymond James Financial Corp. (Diversified Financial Services)	1,200	43,980
Rayonier, Inc. (REIT)	1,280	62,733
Realty Income Corp. (REIT)	1,440	58,882
Regal-Beloit Corp. (Hand/Machine Tools)	480	33,830
Regency Centers Corp. (REIT)	960	46,781
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	800	122,128
Regis Corp. (Retail)	640	11,763
Reinsurance Group of America, Inc. (Insurance)	800	46,296
Reliance Steel & Aluminum Co. (Iron/Steel)	800	41,880
Rent-A-Center, Inc. (Commercial Services)	640	22,451
ResMed, Inc. (Healthcare - Products)	1,520	61,514
RF Micro Devices, Inc.* (Telecommunications)	2,960	11,692
Riverbed Technology, Inc.* (Computers)	1,600	37,232
Rock-Tenn Co. - Class A (Packaging & Containers)	720	51,970
Rollins, Inc. (Commercial Services)	720	16,841
Rosetta Resources, Inc.* (Oil & Gas)	560	26,824
Rovi Corp.* (Semiconductors)	1,120	16,251
Royal Gold, Inc. (Mining)	640	63,911
RPM, Inc. (Chemicals)	1,360	38,814
Saks, Inc.* (Retail)	1,120	11,547
Scholastic Corp. (Media)	240	7,627
Scientific Games Corp. - Class A* (Entertainment)	560	4,631
SEI Investments Co. (Commercial Services)	1,440	30,888
Semtech Corp.* (Semiconductors)	720	18,108
Senior Housing Properties Trust (REIT)	1,840	40,075
Sensient Technologies Corp. (Chemicals)	560	20,586
Service Corp. International (Commercial Services)	2,240	30,150
Shaw Group, Inc.* (Engineering & Construction)	720	31,406
Signature Bank* (Banks)	480	32,198
Signet Jewelers, Ltd. (Retail)	880	42,909
Silgan Holdings, Inc. (Packaging & Containers)	560	24,366
Silicon Laboratories, Inc.* (Semiconductors)	400	14,704
Skyworks Solutions, Inc.* (Semiconductors)	2,000	47,130
SL Green Realty Corp. (REIT)	960	76,867
SM Energy Co. (Oil & Gas)	720	38,959
Smithfield Foods, Inc.* (Food)	1,440	28,296
Solarwinds, Inc.* (Software)	640	35,674
Solera Holdings, Inc. (Software)	720	31,586
Sonoco Products Co. (Packaging & Containers)	1,040	32,230
Sotheby’s - Class A (Commercial Services)	720	22,680
SPX Corp. (Miscellaneous Manufacturing)	560	36,630
StanCorp Financial Group, Inc. (Insurance)	480	14,995
Steel Dynamics, Inc. (Iron/Steel)	2,320	26,054
STERIS Corp. (Healthcare - Products)	640	22,701
Strayer Education, Inc. (Commercial Services)	160	10,296
Superior Energy Services, Inc.* (Oil & Gas Services)	1,680	34,474
SUPERVALU, Inc. (Food)	2,240	5,398
SVB Financial Group* (Banks)	480	29,021
Synopsys, Inc.* (Computers)	1,600	52,832
Synovus Financial Corp. (Banks)	8,320	19,718
Taubman Centers, Inc. (REIT)	640	49,107
TCF Financial Corp. (Banks)	1,760	21,014
Tech Data Corp.* (Electronics)	400	18,120
Techne Corp. (Healthcare - Products)	400	28,776
Teleflex, Inc. (Healthcare - Products)	400	27,536
Telephone & Data Systems, Inc. (Telecommunications)	1,040	26,634
Tellabs, Inc. (Telecommunications)	3,680	13,027
Tempur-Pedic International, Inc.* (Home Furnishings)	640	19,130
Terex Corp.* (Machinery - Construction & Mining)	1,200	27,096

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	480	$12,331
The Cheesecake Factory, Inc. (Retail)	560	20,020
The Cooper Cos., Inc. (Healthcare - Products)	480	45,341
The Corporate Executive Board Co. (Commercial Services)	320	17,162
The Macerich Co. (REIT)	1,440	82,411
The New York Times Co. - Class A* (Media)	1,280	12,493
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	400	17,388
The Timken Co. (Metal Fabricate/Hardware)	880	32,701
The Valspar Corp. (Chemicals)	880	49,368
The Warnaco Group, Inc.* (Apparel)	400	20,760
The Wendy’s Co. (Retail)	2,960	13,468
Thor Industries, Inc. (Home Builders)	480	17,434
Thoratec Corp.* (Healthcare - Products)	640	22,144
Tibco Software, Inc.* (Internet)	1,600	48,368
Tidewater, Inc. (Transportation)	560	27,177
Toll Brothers, Inc.* (Home Builders)	1,600	53,168
Tootsie Roll Industries, Inc. (Food)	240	6,475
Towers Watson & Co. - Class A (Commercial Services)	640	33,952
Tractor Supply Co. (Retail)	720	71,201
Trimble Navigation, Ltd.* (Electronics)	1,360	64,818
Trinity Industries, Inc. (Miscellaneous Manufacturing)	800	23,976
Triumph Group, Inc. (Aerospace/Defense)	560	35,017
Trustmark Corp. (Banks)	720	17,525
Tupperware Corp. (Household Products/Wares)	560	30,010
tw telecom, Inc.* (Telecommunications)	1,600	41,712
UDR, Inc. (REIT)	2,640	65,525
UGI Corp. (Gas)	1,200	38,100
Under Armour, Inc. - Class A* (Apparel)	800	44,664
Unit Corp.* (Oil & Gas)	480	19,920
United Rentals, Inc.* (Commercial Services)	960	31,402
United Therapeutics Corp.* (Biotechnology)	480	26,822
Universal Corp. (Agriculture)	240	12,221
Universal Health Services, Inc. - Class B (Healthcare - Services)	960	43,901
URS Corp. (Engineering & Construction)	800	28,248
UTI Worldwide, Inc. (Transportation)	1,120	15,086
Valassis Communications, Inc.* (Commercial Services)	400	9,876
Valley National Bancorp (Banks)	2,080	20,842
Valmont Industries, Inc. (Metal Fabricate/Hardware)	240	31,560
ValueClick, Inc.* (Internet)	720	12,377
VCA Antech, Inc.* (Pharmaceuticals)	960	18,941
Vectren Corp. (Gas)	880	25,168
VeriFone Systems, Inc.* (Software)	1,120	31,192
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,320	129,804
Vishay Intertechnology, Inc.* (Electronics)	1,360	13,369
W.R. Berkley Corp. (Insurance)	1,200	44,988
Wabtec Corp. (Machinery - Diversified)	480	38,539
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	880	28,838
Washington Federal, Inc. (Savings & Loans)	1,120	18,682
Waste Connections, Inc. (Environmental Control)	1,280	38,720
Watsco, Inc. (Distribution/Wholesale)	320	24,253
Webster Financial Corp. (Banks)	800	18,960
Weingarten Realty Investors (REIT)	1,200	33,732
WellCare Health Plans, Inc.* (Healthcare - Services)	480	27,144
Werner Enterprises, Inc. (Transportation)	480	10,258
Westamerica Bancorp (Banks)	320	15,056
Westar Energy, Inc. (Electric)	1,360	40,338
WGL Holdings, Inc. (Gas)	560	22,540
Williams-Sonoma, Inc. (Retail)	880	38,694
WMS Industries, Inc.* (Leisure Time)	560	9,173
Woodward, Inc. (Electronics)	640	21,747
World Fuel Services Corp. (Retail)	800	28,488
Worthington Industries, Inc. (Metal Fabricate/Hardware)	560	12,130
Wright Express Corp.* (Commercial Services)	400	27,888
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	560	21,022
TOTAL COMMON STOCKS (Cost $7,587,977)		12,264,432

	Principal Amount	Value
Repurchase Agreements(a)(b) (60.4%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $10,556,106	$10,556,000	$10,556,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,556,000)		10,556,000
TOTAL INVESTMENT SECURITIES (Cost $18,143,977) — 130.6%		22,820,432
Net other assets (liabilities) — (30.6)%		(5,352,990)

NET ASSETS — 100.0%		$17,467,442

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $4,124,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $2,660,040)	27	$(43,968)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$11,590,077	$(36,686)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	8,480,216	(59,858)
		$(96,544)

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$20,754	0.1%
Aerospace/Defense	136,849	0.8%
Agriculture	12,221	0.1%
Airlines	36,739	0.2%
Apparel	143,385	0.8%
Auto Manufacturers	26,333	0.2%
Banks	468,459	2.7%
Beverages	32,300	0.2%
Biotechnology	323,375	1.9%
Building Materials	126,368	0.7%
Chemicals	333,694	1.9%
Coal	14,179	0.1%
Commercial Services	663,901	3.8%
Computers	313,408	1.8%
Distribution/Wholesale	125,464	0.7%
Diversified Financial Services	258,751	1.5%
Electric	388,485	2.2%
Electrical Components & Equipment	236,517	1.4%
Electronics	321,941	1.8%
Engineering & Construction	141,860	0.8%
Entertainment	70,164	0.4%
Environmental Control	74,094	0.4%
Food	232,620	1.3%
Forest Products & Paper	31,316	0.2%
Gas	205,128	1.2%
Hand/Machine Tools	100,824	0.6%
Healthcare - Products	428,558	2.5%
Healthcare - Services	273,907	1.6%
Home Builders	165,046	0.9%
Home Furnishings	19,130	0.1%
Household Products/Wares	167,416	1.0%
Insurance	557,706	3.2%
Internet	267,491	1.5%
Investment Companies	16,999	0.1%
Iron/Steel	93,048	0.5%
Leisure Time	79,226	0.5%
Machinery - Construction & Mining	27,096	0.2%
Machinery - Diversified	239,701	1.4%
Media	122,597	0.7%
Metal Fabricate/Hardware	92,231	0.5%
Mining	87,780	0.5%
Miscellaneous Manufacturing	284,490	1.6%
Office Furnishings	24,687	0.1%
Oil & Gas	412,504	2.4%
Oil & Gas Services	247,794	1.4%
Packaging & Containers	160,456	0.9%
Pharmaceuticals	125,462	0.7%
REIT	1,166,390	6.7%
Real Estate	50,822	0.3%
Retail	899,686	5.2%
Savings & Loans	123,497	0.7%
Semiconductors	235,153	1.3%
Shipbuilding	23,548	0.1%
Software	453,111	2.6%
Telecommunications	200,103	1.1%
Textiles	51,213	0.3%
Transportation	272,430	1.6%
Trucking & Leasing	20,371	0.1%
Water	35,654	0.2%
Other**	5,203,010	29.7%
Total	$17,467,442	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (61.9%)
3D Systems Corp.* (Computers)	360	$11,826
8x8, Inc.* (Telecommunications)	1,080	7,085
AAR Corp. (Aerospace/Defense)	540	8,867
Abaxis, Inc.* (Healthcare - Products)	180	6,466
ABIOMED, Inc.* (Healthcare - Products)	300	6,297
ABM Industries, Inc. (Commercial Services)	780	14,765
Acacia Research Corp.* (Media)	480	13,157
Acadia Healthcare Co., Inc.* (Healthcare - Services)	300	7,155
Acadia Realty Trust (REIT)	420	10,424
Acco Brands Corp.* (Household Products/Wares)	1,320	8,567
Accretive Health, Inc.* (Commercial Services)	660	7,366
Accuray, Inc.* (Healthcare - Products)	840	5,947
Accuride Corp.* (Auto Parts & Equipment)	840	3,914
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	660	6,871
ACI Worldwide, Inc.* (Software)	300	12,678
Acorda Therapeutics, Inc.* (Biotechnology)	360	9,220
Actuant Corp. - Class A (Miscellaneous Manufacturing)	720	20,606
Acuity Brands, Inc. (Electrical Components & Equipment)	360	22,785
Acxiom Corp.* (Software)	840	15,347
ADTRAN, Inc. (Telecommunications)	600	10,368
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	420	5,174
Advent Software, Inc.* (Software)	240	5,897
Advisory Board Co.* (Commercial Services)	300	14,349
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	360	5,335
Aegion Corp.* (Engineering & Construction)	300	5,748
Aeropostale, Inc.* (Retail)	720	9,742
Aerovironment, Inc.* (Aerospace/Defense)	300	7,041
AFC Enterprises, Inc.* (Retail)	300	7,380
Affymax, Inc.* (Biotechnology)	420	8,845
Air Methods Corp.* (Healthcare - Services)	120	14,324
Aircastle, Ltd. (Trucking & Leasing)	780	8,837
Akorn, Inc.* (Pharmaceuticals)	780	10,312
Alaska Air Group, Inc.* (Airlines)	600	21,036
Albany International Corp. - Class A (Machinery - Diversified)	480	10,546
Align Technology, Inc.* (Healthcare - Products)	600	22,182
Alkermes PLC* (Pharmaceuticals)	1,200	24,900
Allegiant Travel Co.* (Airlines)	120	7,603
ALLETE, Inc. (Electric)	540	22,540
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	480	9,019
Alterra Capital Holdings, Ltd. (Insurance)	780	18,673
Altra Holdings, Inc. (Machinery - Diversified)	300	5,460
AMCOL International Corp. (Mining)	180	6,098
Amedisys, Inc.* (Healthcare - Services)	360	4,972
American Assets Trust, Inc. (REIT)	540	14,467
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	660	7,438
American Equity Investment Life Holding Co. (Insurance)	1,200	13,956
American Greetings Corp. - Class A (Household Products/Wares)	360	6,048
American Public Education, Inc.* (Commercial Services)	180	6,557
American Realty Capital Trust, Inc. (Investment Companies)	1,260	14,780
American Science & Engineering, Inc. (Electronics)	120	7,873
American States Water Co. (Water)	240	10,663
American Vanguard Corp. (Chemicals)	360	12,528
Ameristar Casinos, Inc. (Lodging)	300	5,340
Amkor Technology, Inc.* (Semiconductors)	1,080	4,752
AmSurg Corp.* (Healthcare - Services)	240	6,811
AmTrust Financial Services, Inc. (Insurance)	360	9,223
Analogic Corp. (Electronics)	120	9,380
Ancestry.com, Inc.* (Internet)	300	9,024
Angie’s List, Inc.* (Internet)	540	5,713
Anixter International, Inc. (Telecommunications)	240	13,790
ANN, Inc.* (Retail)	480	18,110
Annie’s, Inc.* (Food)	120	5,381
Antares Pharma, Inc.* (Pharmaceuticals)	1,380	6,017
Anworth Mortgage Asset Corp. (REIT)	1,080	7,344
Apogee Enterprises, Inc. (Building Materials)	420	8,240
Apollo Investment Corp. (Investment Companies)	1,560	12,277
Applied Industrial Technologies, Inc. (Machinery - Diversified)	480	19,886
Applied Micro Circuits Corp.* (Semiconductors)	960	4,858
Approach Resources, Inc.* (Oil & Gas)	300	9,039
Arabian American Development Co.* (Oil & Gas)	420	4,112
Arbitron, Inc. (Commercial Services)	180	6,822
Arch Coal, Inc. (Coal)	1,740	11,014
Arctic Cat, Inc.* (Leisure Time)	120	4,975
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,320	10,982
Argo Group International Holdings, Ltd. (Insurance)	240	7,774
Arkansas Best Corp. (Transportation)	420	3,326
Arlington Asset Investment Corp. - Class A (Investment Companies)	300	7,158

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Array BioPharma, Inc.* (Pharmaceuticals)	1,440	$8,438
Arris Group, Inc.* (Telecommunications)	1,320	16,883
ArthroCare Corp.* (Healthcare - Products)	240	7,776
Aruba Networks, Inc.* (Telecommunications)	900	20,237
Asbury Automotive Group, Inc.* (Retail)	300	8,385
Ashford Hospitality Trust (REIT)	720	6,048
Aspen Technology, Inc.* (Software)	840	21,714
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	360	2,747
Associated Estates Realty Corp. (REIT)	720	10,915
Astec Industries, Inc.* (Machinery - Construction & Mining)	240	7,586
Astex Pharmaceuticals, Inc.* (Biotechnology)	2,580	7,921
Astoria Financial Corp. (Savings & Loans)	1,140	11,263
athenahealth, Inc.* (Software)	240	22,025
Atlantic Power Corp. (Electric)	840	12,566
Atlantic Tele-Network, Inc. (Telecommunications)	180	7,736
Atlas Air Worldwide Holdings, Inc.* (Transportation)	240	12,391
ATMI, Inc.* (Semiconductors)	300	5,571
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	360	8,806
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,920	6,144
Aveo Phamaceuticals, Inc.* (Biotechnology)	480	4,997
Avis Budget Group, Inc.* (Commercial Services)	900	13,842
Avista Corp. (Electric)	540	13,900
B&G Foods, Inc. - Class A (Food)	480	14,549
Badger Meter, Inc. (Electronics)	120	4,367
Balchem Corp. (Chemicals)	240	8,815
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	300	6,627
BancorpSouth, Inc. (Banks)	1,140	16,804
Bank of the Ozarks, Inc. (Banks)	300	10,341
Bankrate, Inc.* (Internet)	600	9,348
Banner Corp. (Banks)	240	6,504
Barnes & Noble, Inc.* (Retail)	300	3,834
Barnes Group, Inc. (Miscellaneous Manufacturing)	540	13,505
BBCN Bancorp, Inc.* (Banks)	1,140	14,375
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	360	10,260
bebe Stores, Inc. (Retail)	960	4,608
Belden, Inc. (Electrical Components & Equipment)	420	15,490
Benchmark Electronics, Inc.* (Electronics)	840	12,827
Berry Petroleum Co. - Class A (Oil & Gas)	480	19,502
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,020	4,998
Bill Barrett Corp.* (Oil & Gas)	480	11,890
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	240	6,859
BioScrip, Inc.* (Pharmaceuticals)	660	6,013
BJ’s Restaurants, Inc.* (Retail)	180	8,163
Black Box Corp. (Telecommunications)	180	4,592
Black Hills Corp. (Electric)	720	25,611
Blackbaud, Inc. (Software)	300	7,176
BlackRock Kelso Capital Corp. (Investment Companies)	600	5,832
Blount International, Inc.* (Miscellaneous Manufacturing)	780	10,265
Blucora, Inc.* (Internet)	360	6,412
Blyth, Inc. (Household Products/Wares)	120	3,119
Bob Evans Farms, Inc. (Retail)	180	7,043
Boise, Inc. (Forest Products & Paper)	840	7,358
Boston Beer Co., Inc. - Class A* (Beverages)	60	6,718
Boston Private Financial Holdings, Inc. (Banks)	660	6,329
Bottomline Technologies, Inc.* (Software)	420	10,370
Boyd Gaming Corp.* (Lodging)	840	5,930
Brady Corp. - Class A (Electronics)	600	17,568
Bridgepoint Education, Inc.* (Commercial Services)	420	4,263
Briggs & Stratton Corp. (Machinery - Diversified)	720	13,442
Brightpoint, Inc.* (Distribution/Wholesale)	840	7,543
Bristow Group, Inc. (Transportation)	300	15,165
BroadSoft, Inc.* (Internet)	240	9,845
Brookline Bancorp, Inc. (Savings & Loans)	900	7,938
Brooks Automation, Inc. (Semiconductors)	600	4,818
Brown Shoe Co., Inc. (Retail)	480	7,694
Brunswick Corp. (Leisure Time)	660	14,936
Buckeye Technologies, Inc. (Forest Products & Paper)	300	9,618
Buffalo Wild Wings, Inc.* (Retail)	180	15,433
C&J Energy Services, Inc.* (Oil & Gas Services)	480	9,552
Cabela’s, Inc.* (Retail)	480	26,247
Cabot Microelectronics Corp. (Semiconductors)	240	8,434
CACI International, Inc. - Class A* (Computers)	240	12,430
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	1,260	4,939
Caesars Entertainment Corp.* (Lodging)	480	3,264
Cal-Maine Foods, Inc. (Food)	120	5,393
Calgon Carbon Corp.* (Environmental Control)	780	11,162
California Water Service Group (Water)	720	13,428
Calix, Inc.* (Telecommunications)	540	3,456
Callaway Golf Co. (Leisure Time)	720	4,421
Cambrex Corp.* (Biotechnology)	540	6,334
Campus Crest Communities, Inc. (REIT)	600	6,480

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cantel Medical Corp. (Healthcare - Products)	240	$6,499
Capstead Mortgage Corp. (REIT)	900	12,141
Cardtronics, Inc.* (Commercial Services)	360	10,721
Career Education Corp.* (Commercial Services)	1,020	3,845
Carrizo Oil & Gas, Inc.* (Oil & Gas)	360	9,004
Casey’s General Stores, Inc. (Retail)	360	20,570
Cash America International, Inc. (Retail)	300	11,571
Cathay Bancorp, Inc. (Banks)	1,320	22,783
Cavium, Inc.* (Semiconductors)	480	15,998
Cbeyond, Inc.* (Telecommunications)	720	7,099
CBIZ, Inc.* (Commercial Services)	780	4,696
CEC Entertainment, Inc. (Retail)	180	5,422
Cedar Realty Trust, Inc. (REIT)	1,140	6,019
Centene Corp.* (Healthcare - Services)	420	15,712
Central Garden & Pet Co. - Class A* (Household Products/Wares)	720	8,698
Central Pacific Financial Corp.* (Banks)	540	7,722
Century Aluminum Co.* (Mining)	960	6,864
Cepheid, Inc.* (Healthcare - Products)	600	20,706
Ceradyne, Inc. (Miscellaneous Manufacturing)	240	5,863
CEVA, Inc.* (Semiconductors)	300	4,314
CH Energy Group, Inc. (Electric)	120	7,825
Chart Industries, Inc.* (Machinery - Diversified)	240	17,724
Checkpoint Systems, Inc.* (Electronics)	600	4,968
Chemed Corp. (Commercial Services)	120	8,315
Chemtura Corp.* (Chemicals)	960	16,531
Chesapeake Lodging Trust (REIT)	360	7,153
CIBER, Inc.* (Computers)	1,020	3,539
Ciena Corp.* (Telecommunications)	720	9,792
Cincinnati Bell, Inc.* (Telecommunications)	1,500	8,550
CIRCOR International, Inc. (Metal Fabricate/Hardware)	240	9,060
Cirrus Logic, Inc.* (Semiconductors)	480	18,427
Citizens Republic Bancorp, Inc.* (Banks)	600	11,610
City Holding Co. (Banks)	120	4,301
Clarcor, Inc. (Miscellaneous Manufacturing)	480	21,422
Clayton Williams Energy, Inc.* (Oil & Gas)	180	9,340
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	600	7,902
Clearwater Paper Corp.* (Forest Products & Paper)	180	7,436
Cleco Corp. (Electric)	480	20,150
Cloud Peak Energy, Inc.* (Coal)	660	11,946
Clovis Oncology, Inc.* (Pharmaceuticals)	180	3,681
CNO Financial Group, Inc. (Insurance)	1,920	18,528
Coeur d’Alene Mines Corp.* (Mining)	900	25,947
Cogent Communications Group, Inc. (Internet)	420	9,656
Cognex Corp. (Machinery - Diversified)	420	14,524
Cohen & Steers, Inc. (Diversified Financial Services)	180	5,332
Coherent, Inc.* (Electronics)	240	11,006
Coinstar, Inc.* (Retail)	240	10,795
Collective Brands, Inc.* (Retail)	420	9,118
Colonial Properties Trust (REIT)	720	15,156
Colony Financial, Inc. (REIT)	840	16,363
Columbia Banking System, Inc. (Banks)	540	10,012
Columbia Sportswear Co. (Apparel)	180	9,720
Community Bank System, Inc. (Banks)	600	16,914
Community Trust Bancorp, Inc. (Banks)	120	4,264
CommVault Systems, Inc.* (Software)	360	21,132
comScore, Inc.* (Internet)	360	5,490
Comstock Resources, Inc.* (Oil & Gas)	480	8,822
Comverse Technology, Inc.* (Telecommunications)	1,920	11,808
Conceptus, Inc.* (Healthcare - Products)	240	4,874
CONMED Corp. (Healthcare - Products)	240	6,840
Consolidated Communications Holdings, Inc. (Telecommunications)	540	9,283
Constant Contact, Inc.* (Internet)	240	4,176
Convergys Corp. (Commercial Services)	1,320	20,684
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	540	10,357
Cornerstone OnDemand, Inc.* (Software)	420	12,877
CoStar Group, Inc.* (Commercial Services)	180	14,677
Cousins Properties, Inc. (REIT)	900	7,146
Cracker Barrel Old Country Store, Inc. (Retail)	180	12,080
Cray, Inc.* (Computers)	420	5,334
Credit Acceptance Corp.* (Diversified Financial Services)	60	5,131
CreXus Investment Corp. (REIT)	960	10,378
Crocs, Inc.* (Apparel)	780	12,644
CSG Systems International, Inc.* (Software)	480	10,795
CubeSmart (REIT)	960	12,355
Cubic Corp. (Aerospace/Defense)	240	12,014
Cubist Pharmaceuticals, Inc.* (Biotechnology)	540	25,747
Curis, Inc.* (Biotechnology)	1,080	4,471
Curtiss-Wright Corp. (Aerospace/Defense)	480	15,696
CVB Financial Corp. (Banks)	1,200	14,328
CVR Energy, Inc.* (Oil & Gas)	240	8,820
Cyberonics, Inc.* (Healthcare - Products)	180	9,436
Cymer, Inc.* (Electronics)	240	12,254
Dana Holding Corp. (Auto Parts & Equipment)	960	11,808

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Darling International, Inc.* (Environmental Control)	1,260	$23,046
DCT Industrial Trust, Inc. (REIT)	1,440	9,317
DealerTrack Holdings, Inc.* (Internet)	360	10,026
Delek US Holdings, Inc. (Oil & Gas)	300	7,647
Deltic Timber Corp. (Forest Products & Paper)	60	3,916
Deluxe Corp. (Commercial Services)	720	22,003
Demand Media, Inc.* (Media)	660	7,174
Dendreon Corp.* (Biotechnology)	1,320	6,376
DepoMed, Inc.* (Pharmaceuticals)	1,020	6,028
Dexcom, Inc.* (Healthcare - Products)	660	9,920
DFC Global Corp.* (Commercial Services)	540	9,261
DiamondRock Hospitality Co. (REIT)	1,560	15,023
Dice Holdings, Inc.* (Internet)	600	5,052
Digital River, Inc.* (Internet)	480	7,997
DigitalGlobe, Inc.* (Telecommunications)	420	8,564
Dime Community Bancshares, Inc. (Savings & Loans)	360	5,198
DineEquity, Inc.* (Retail)	120	6,720
Diodes, Inc.* (Semiconductors)	600	10,206
Dole Food Co., Inc.* (Food)	720	10,102
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	180	15,647
Domino’s Pizza, Inc. (Retail)	540	20,358
Dorman Products, Inc.* (Auto Parts & Equipment)	300	9,453
Douglas Dynamics, Inc. (Auto Parts & Equipment)	480	7,099
Dril-Quip, Inc.* (Oil & Gas Services)	300	21,564
Duff & Phelps Corp. - Class A (Diversified Financial Services)	360	4,900
DuPont Fabros Technology, Inc. (REIT)	660	16,665
DXP Enterprises, Inc.* (Machinery - Diversified)	120	5,732
Dycom Industries, Inc.* (Engineering & Construction)	420	6,040
Dynavax Technologies Corp.* (Biotechnology)	1,800	8,568
Dynex Capital, Inc. (REIT)	780	8,385
E.W. Scripps Co.* (Media)	540	5,751
Eagle Materials, Inc. (Building Materials)	360	16,654
EarthLink, Inc. (Internet)	960	6,835
EastGroup Properties, Inc. (REIT)	300	15,960
Ebix, Inc. (Software)	420	9,916
Echo Global Logistics, Inc.* (Transportation)	300	5,145
Education Realty Trust, Inc. (REIT)	900	9,810
El Paso Electric Co. (Electric)	720	24,660
Electronics for Imaging, Inc.* (Computers)	480	7,973
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	300	14,172
Ellie Mae, Inc.* (Diversified Financial Services)	300	8,169
EMCOR Group, Inc. (Engineering & Construction)	660	18,836
Emergent Biosolutions, Inc.* (Biotechnology)	420	5,968
Empire District Electric Co. (Electric)	720	15,516
Employers Holdings, Inc. (Insurance)	360	6,599
Emulex Corp.* (Semiconductors)	1,020	7,354
Encore Capital Group, Inc.* (Diversified Financial Services)	300	8,478
Encore Wire Corp. (Electrical Components & Equipment)	240	7,022
Endologix, Inc.* (Healthcare - Products)	540	7,463
Energy XXI (Bermuda), Ltd. (Oil & Gas)	480	16,776
EnerSys* (Electrical Components & Equipment)	420	14,822
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	180	6,482
Entegris, Inc.* (Semiconductors)	1,440	11,707
Entertainment Properties Trust (REIT)	540	23,992
Entropic Communications, Inc.* (Semiconductors)	1,080	6,286
Enzon Pharmaceuticals, Inc.* (Biotechnology)	900	6,264
EPL Oil & Gas, Inc.* (Oil & Gas)	360	7,304
Equity One, Inc. (REIT)	960	20,218
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	180	6,993
Esterline Technologies Corp.* (Aerospace/Defense)	240	13,474
Ethan Allen Interiors, Inc. (Home Furnishings)	240	5,261
Euronet Worldwide, Inc.* (Commercial Services)	600	11,274
EverBank Financial Corp. (Savings & Loans)	840	11,567
Evercore Partners, Inc. - Class A (Diversified Financial Services)	420	11,340
Exact Sciences Corp.* (Biotechnology)	660	7,267
ExactTarget, Inc.* (Internet)	360	8,719
ExamWorks Group, Inc.* (Commercial Services)	420	6,266
Exelixis, Inc.* (Biotechnology)	1,260	6,073
Exlservice Holdings, Inc.* (Commercial Services)	360	10,620
Exponent, Inc.* (Engineering & Construction)	120	6,851
Express, Inc.* (Retail)	780	11,560
Exterran Holdings, Inc.* (Oil & Gas Services)	660	13,385
Extreme Networks, Inc.* (Telecommunications)	1,380	4,609
EZCORP, Inc. - Class A* (Retail)	360	8,255
F.N.B. Corp. (Banks)	1,680	18,833
Fabrinet* (Miscellaneous Manufacturing)	360	4,172
Fair Isaac Corp. (Software)	240	10,622
FARO Technologies, Inc.* (Electronics)	120	4,958
FBL Financial Group, Inc. - Class A (Insurance)	240	7,968
Federal Signal Corp.* (Miscellaneous Manufacturing)	780	4,930

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federal-Mogul Corp.* (Auto Parts & Equipment)	600	$5,490
FEI Co. (Electronics)	300	16,050
FelCor Lodging Trust, Inc.* (REIT)	1,020	4,835
Ferro Corp.* (Chemicals)	1,080	3,704
Fifth & Pacific Cos., Inc.* (Retail)	840	10,735
Fifth Street Finance Corp. (Investment Companies)	780	8,564
Financial Engines, Inc.* (Diversified Financial Services)	360	8,579
Finisar Corp.* (Telecommunications)	780	11,154
First American Financial Corp. (Insurance)	1,140	24,704
First BanCorp.* (Banks)	1,740	7,691
First Cash Financial Services, Inc.* (Retail)	180	8,282
First Commonwealth Financial Corp. (Banks)	1,320	9,306
First Financial Bancorp (Banks)	600	10,146
First Financial Bankshares, Inc. (Banks)	240	8,647
First Industrial Realty Trust, Inc.* (REIT)	960	12,614
First Midwest Bancorp, Inc. (Banks)	900	11,295
First Potomac Realty Trust (REIT)	780	10,046
First Solar, Inc.* (Energy - Alternate Sources)	600	13,287
FirstMerit Corp. (Banks)	1,080	15,908
Flagstone Reinsurance Holdings S.A. (Insurance)	600	5,154
Flotek Industries, Inc.* (Oil & Gas Services)	540	6,842
Forest Oil Corp.* (Oil & Gas)	1,320	11,154
FormFactor, Inc.* (Semiconductors)	660	3,689
Forum Energy Technologies, Inc.* (Oil & Gas Services)	540	13,133
Forward Air Corp. (Transportation)	180	5,474
Francesca’s Holdings Corp.* (Retail)	300	9,219
Franklin Street Properties Corp. (REIT)	660	7,306
Fred’s, Inc. (Retail)	360	5,123
Fresh Del Monte Produce, Inc. (Food)	600	15,360
FTI Consulting, Inc.* (Commercial Services)	480	12,806
Fuller (H.B.) Co. (Chemicals)	600	18,408
GasLog, Ltd.* (Transportation)	600	6,948
Gaylord Entertainment Co.* (Lodging)	300	11,859
Generac Holdings, Inc. (Electrical Components & Equipment)	360	8,240
Genesco, Inc.* (Retail)	240	16,015
Genesee & Wyoming, Inc. - Class A* (Transportation)	360	24,070
Genomic Health, Inc.* (Healthcare - Products)	240	8,326
GenOn Energy, Inc.* (Electric)	3,660	9,260
GeoEye, Inc.* (Telecommunications)	420	11,101
Georgia Gulf Corp. (Chemicals)	300	10,866
Getty Realty Corp. (REIT)	360	6,462
Glacier Bancorp, Inc. (Banks)	720	11,218
Glatfelter (Forest Products & Paper)	840	14,960
Glimcher Realty Trust (REIT)	1,080	11,416
Global Cash Access Holdings, Inc.* (Commercial Services)	840	6,762
Global Power Equipment Group, Inc. (Machinery - Diversified)	240	4,438
Globe Specialty Metals, Inc. (Mining)	660	10,045
Glu Mobile, Inc.* (Software)	960	4,445
Gold Resource Corp. (Mining)	300	6,435
Government Properties Income Trust (REIT)	540	12,636
GP Strategies Corp.* (Miscellaneous Manufacturing)	240	4,637
Grand Canyon Education, Inc.* (Commercial Services)	540	12,706
Granite Construction, Inc. (Engineering & Construction)	480	13,786
Graphic Packaging Holding Co.* (Packaging & Containers)	1,380	8,018
Great Lakes Dredge & Dock Co. (Commercial Services)	720	5,544
Greatbatch, Inc.* (Healthcare - Products)	480	11,678
Green Dot Corp. - Class A* (Commercial Services)	360	4,403
Greenhill & Co., Inc. (Diversified Financial Services)	360	18,630
Group 1 Automotive, Inc. (Retail)	240	14,455
GSI Group, Inc.* (Electronics)	420	3,742
GT Advanced Technologies, Inc.* (Semiconductors)	1,080	5,886
Guidewire Software, Inc.* (Software)	240	7,452
GulfMark Offshore, Inc. - Class A* (Transportation)	240	7,930
Gulfport Energy Corp.* (Oil & Gas)	480	15,005
H&E Equipment Services, Inc. (Commercial Services)	360	4,363
Haemonetics Corp.* (Healthcare - Products)	240	19,248
Halcon Resources Corp.* (Oil & Gas)	1,140	8,356
Halozyme Therapeutics, Inc.* (Biotechnology)	840	6,350
Hancock Holding Co. (Banks)	780	24,141
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	420	11,983
Harbinger Group, Inc.* (Holding Companies - Diversified)	900	7,587
Harmonic, Inc.* (Telecommunications)	1,620	7,355
Harris Teeter Supermarkets, Inc. (Food)	480	18,643
Harvest Natural Resources, Inc.* (Oil & Gas)	720	6,422
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	300	5,319
Headwaters, Inc.* (Energy - Alternate Sources)	900	5,922
Healthcare Realty Trust, Inc. (REIT)	660	15,213
Healthcare Services Group, Inc. (Commercial Services)	900	20,583
HEALTHSOUTH Corp.* (Healthcare - Services)	960	23,098
HealthStream, Inc.* (Internet)	180	5,123
Heartland Express, Inc. (Transportation)	900	12,024

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heartland Payment Systems, Inc. (Commercial Services)	480	$15,206
HeartWare International, Inc.* (Healthcare - Products)	120	11,339
Hecla Mining Co. (Mining)	2,640	17,292
HEICO Corp. (Aerospace/Defense)	480	18,571
Helen of Troy, Ltd.* (Household Products/Wares)	240	7,639
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,020	18,635
Hercules Offshore, Inc.* (Oil & Gas)	2,220	10,834
Hercules Technology Growth Capital, Inc. (Private Equity)	540	5,945
Herman Miller, Inc. (Office Furnishings)	600	11,664
Hersha Hospitality Trust (REIT)	1,380	6,762
Hexcel Corp.* (Miscellaneous Manufacturing)	900	21,618
HFF, Inc. - Class A* (Real Estate)	360	5,364
Hibbett Sports, Inc.* (Retail)	180	10,701
Higher One Holdings, Inc.* (Diversified Financial Services)	480	6,470
Highwoods Properties, Inc. (REIT)	540	17,615
Hillenbrand, Inc. (Commercial Services)	960	17,462
Hilltop Holdings, Inc.* (Insurance)	480	6,101
Hittite Microwave Corp.* (Semiconductors)	240	13,313
HMS Holdings Corp.* (Commercial Services)	780	26,076
HNI Corp. (Office Furnishings)	360	9,184
Home Bancshares, Inc. (Banks)	180	6,136
Horace Mann Educators Corp. (Insurance)	600	10,866
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	300	10,995
HSN, Inc. (Retail)	360	17,658
Hub Group, Inc. - Class A* (Transportation)	360	10,685
Hudson Pacific Properties, Inc. (REIT)	660	12,210
Huron Consulting Group, Inc.* (Commercial Services)	240	8,357
IBERIABANK Corp. (Banks)	360	16,488
ICF International, Inc.* (Commercial Services)	240	4,824
Iconix Brand Group, Inc.* (Apparel)	600	10,944
ICU Medical, Inc.* (Healthcare - Products)	180	10,886
IDACORP, Inc. (Electric)	480	20,770
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	780	3,565
iGATE Corp.* (Computers)	300	5,451
II-VI, Inc.* (Electronics)	660	12,553
ImmunoGen, Inc.* (Biotechnology)	720	10,512
Impax Laboratories, Inc.* (Pharmaceuticals)	720	18,691
Imperva, Inc.* (Software)	240	8,878
Infinera Corp.* (Telecommunications)	1,440	7,891
Infoblox, Inc.* (Software)	240	5,580
Inland Real Estate Corp. (REIT)	1,140	9,405
InnerWorkings, Inc.* (Software)	480	6,250
Innophos Holdings, Inc. (Chemicals)	180	8,728
Innospec, Inc.* (Chemicals)	240	8,141
Insight Enterprises, Inc.* (Computers)	360	6,293
Insperity, Inc. (Commercial Services)	360	9,083
Insulet Corp.* (Healthcare - Products)	480	10,358
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	180	7,398
Integrated Device Technology, Inc.* (Semiconductors)	1,320	7,762
InterDigital, Inc. (Telecommunications)	420	15,658
Interface, Inc. (Office Furnishings)	840	11,096
Intermec, Inc.* (Machinery - Diversified)	960	5,962
InterMune, Inc.* (Biotechnology)	660	5,920
International Bancshares Corp. (Banks)	540	10,287
International Rectifier Corp.* (Semiconductors)	1,080	18,025
International Speedway Corp. - Class A (Entertainment)	420	11,915
Intersections, Inc. (Commercial Services)	300	3,162
Intersil Corp. - Class A (Semiconductors)	1,380	12,075
Interval Leisure Group, Inc. (Leisure Time)	360	6,815
Intralinks Holdings, Inc.* (Internet)	1,080	7,063
Invacare Corp. (Healthcare - Products)	480	6,787
InvenSense, Inc.* (Electronics)	420	5,019
Invesco Mortgage Capital, Inc. (REIT)	1,020	20,533
Investment Technology Group, Inc.* (Diversified Financial Services)	720	6,264
Investors Bancorp, Inc.* (Savings & Loans)	1,020	18,605
ION Geophysical Corp.* (Oil & Gas Services)	1,140	7,912
IPC The Hospitalist Co.* (Healthcare - Services)	180	8,226
Iridium Communications, Inc.* (Telecommunications)	780	5,710
iRobot Corp.* (Machinery - Diversified)	240	5,462
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	780	9,968
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	16,040
Ixia* (Telecommunications)	480	7,714
J & J Snack Foods Corp. (Food)	120	6,880
j2 Global, Inc. (Computers)	600	19,692
Jack in the Box, Inc.* (Retail)	480	13,493
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	660	9,616
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	360	20,524
JDA Software Group, Inc.* (Software)	420	13,348
JetBlue Airways Corp.* (Airlines)	1,740	8,335
Jive Software, Inc.* (Software)	240	3,770
Jos. A. Bank Clothiers, Inc.* (Retail)	180	8,726
K12, Inc.* (Commercial Services)	300	6,060
Kaiser Aluminum Corp. (Mining)	120	7,007
Kaman Corp. (Aerospace/Defense)	180	6,455

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	540	$12,091
Kaydon Corp. (Metal Fabricate/Hardware)	540	12,064
KB Home (Home Builders)	540	7,749
KBW, Inc. (Diversified Financial Services)	540	8,894
Kenexa Corp.* (Commercial Services)	300	13,749
Kennedy-Wilson Holdings, Inc. (Real Estate)	600	8,382
Key Energy Services, Inc.* (Oil & Gas Services)	1,500	10,500
Keynote Systems, Inc. (Internet)	360	5,213
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,140	3,055
Knight Transportation, Inc. (Transportation)	1,140	16,302
Knoll, Inc. (Office Furnishings)	660	9,207
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,980	18,533
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	180	6,287
Korn/Ferry International* (Commercial Services)	720	11,038
Kraton Performance Polymers, Inc.* (Chemicals)	360	9,396
Krispy Kreme Doughnuts, Inc.* (Retail)	960	7,613
La-Z-Boy, Inc.* (Home Furnishings)	600	8,778
Laclede Group, Inc. (Gas)	240	10,320
Lakeland Bancorp, Inc. (Banks)	360	3,726
Lancaster Colony Corp. (Food)	120	8,790
LaSalle Hotel Properties (REIT)	780	20,818
Lattice Semiconductor Corp.* (Semiconductors)	1,380	5,285
Leap Wireless International, Inc.* (Telecommunications)	660	4,501
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	660	5,953
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,360	7,795
Lexington Realty Trust (REIT)	1,140	11,012
Life Time Fitness, Inc.* (Leisure Time)	360	16,466
Ligand Phamaceuticals, Inc. - Class B* (Biotechnology)	300	5,145
Lindsay Manufacturing Co. (Machinery - Diversified)	180	12,955
Lions Gate Entertainment Corp.* (Entertainment)	720	10,994
Liquidity Services, Inc.* (Internet)	240	12,050
Lithia Motors, Inc. - Class A (Retail)	240	7,994
Littelfuse, Inc. (Electrical Components & Equipment)	180	10,177
Live Nation, Inc.* (Commercial Services)	1,200	10,332
LivePerson, Inc.* (Computers)	540	9,779
LogMeIn, Inc.* (Telecommunications)	240	5,383
Loral Space & Communications, Inc. (Telecommunications)	120	8,532
Louisiana-Pacific Corp.* (Building Materials)	960	12,000
LSB Industries, Inc.* (Miscellaneous Manufacturing)	240	10,529
LTC Properties, Inc. (REIT)	240	7,644
LTX-Credence Corp.* (Semiconductors)	720	4,140
Lufkin Industries, Inc. (Oil & Gas Services)	240	12,917
Lumber Liquidators Holdings, Inc.* (Retail)	240	12,163
Luminex Corp.* (Healthcare - Products)	300	5,832
M.D.C. Holdings, Inc. (Home Builders)	240	9,242
Magellan Health Services, Inc.* (Healthcare - Services)	240	12,386
magicJack VocalTec, Ltd.* (Internet)	240	5,887
Magnum Hunter Resources Corp.* (Oil & Gas)	1,800	7,992
Main Street Capital Corp. (Investment Companies)	360	10,624
MAKO Surgical Corp.* (Healthcare - Products)	300	5,223
Manhattan Associates, Inc.* (Computers)	180	10,309
MannKind Corp.* (Pharmaceuticals)	2,220	6,394
ManTech International Corp. - Class A (Software)	300	7,200
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	360	5,605
MarketAxess Holdings, Inc. (Diversified Financial Services)	420	13,272
Marriott Vacations Worldwide Corp.* (Entertainment)	300	10,806
Masimo Corp.* (Healthcare - Products)	600	14,508
MasTec, Inc.* (Engineering & Construction)	780	15,366
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	240	7,157
MAXIMUS, Inc. (Commercial Services)	360	21,499
MB Financial, Inc. (Banks)	420	8,295
McEwen Mining, Inc.* (Mining)	2,760	12,668
McGrath Rentcorp (Commercial Services)	240	6,262
McMoRan Exploration Co.* (Oil & Gas)	900	10,575
Meadowbrook Insurance Group, Inc. (Insurance)	540	4,153
Measurement Specialties, Inc.* (Electronics)	180	5,936
MedAssets, Inc.* (Software)	600	10,680
Medical Properties Trust, Inc. (REIT)	1,140	11,913
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	600	25,962
Medidata Solutions, Inc.* (Software)	180	7,470
Medley Capital Corp. (Private Equity)	600	8,442
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	5,775
Mentor Graphics Corp.* (Computers)	780	12,074
Meredith Corp. (Media)	420	14,700
Meridian Bioscience, Inc. (Healthcare - Products)	300	5,754

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Merit Medical Systems, Inc.* (Healthcare - Products)	600	$8,958
Meritage Homes Corp.* (Home Builders)	240	9,127
Meritor, Inc.* (Auto Parts & Equipment)	1,020	4,325
MetroCorp Bancshares, Inc.* (Banks)	540	5,719
Metropolitan Health Networks, Inc.* (Healthcare - Services)	540	5,044
MGIC Investment Corp.* (Insurance)	2,940	4,498
Micrel, Inc. (Semiconductors)	660	6,877
Microsemi Corp.* (Semiconductors)	660	13,246
MicroStrategy, Inc. - Class A* (Software)	60	8,044
Millennial Media, Inc.* (Advertising)	360	5,166
Mine Safety Appliances Co. (Environmental Control)	300	11,181
Minerals Technologies, Inc. (Chemicals)	120	8,512
MIPS Technologies, Inc.* (Semiconductors)	720	5,321
Mistras Group, Inc.* (Engineering & Construction)	240	5,568
MKS Instruments, Inc. (Semiconductors)	360	9,176
Mobile Mini, Inc.* (Storage/Warehousing)	540	9,023
Molina Healthcare, Inc.* (Healthcare - Services)	240	6,036
Momenta Pharmaceuticals, Inc.* (Biotechnology)	540	7,868
Monmouth Real Estate Investment Corp. - Class A (REIT)	600	6,714
Monolithic Power Systems, Inc.* (Semiconductors)	300	5,925
Monotype Imaging Holdings, Inc. (Software)	300	4,677
Monro Muffler Brake, Inc. (Commercial Services)	300	10,557
Monster Worldwide, Inc.* (Commercial Services)	1,140	8,356
Montpelier Re Holdings, Ltd. (Insurance)	780	17,261
Moog, Inc. - Class A* (Aerospace/Defense)	240	9,089
Move, Inc.* (Internet)	1	7
MTS Systems Corp. (Computers)	120	6,426
Mueller Industries, Inc. (Metal Fabricate/Hardware)	360	16,369
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,680	8,232
Multi-Color Corp. (Commercial Services)	240	5,558
Multimedia Games Holding Co., Inc.* (Entertainment)	360	5,663
MVC Capital, Inc. (Investment Companies)	360	4,608
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	60	6,401
Myers Industries, Inc. (Miscellaneous Manufacturing)	300	4,686
MYR Group, Inc.* (Engineering & Construction)	300	5,985
Nanometrics, Inc.* (Semiconductors)	360	4,972
Nash Finch Co. (Food)	240	4,901
National CineMedia, Inc. (Entertainment)	540	8,840
National Financial Partners* (Diversified Financial Services)	420	7,098
National Health Investors, Inc. (REIT)	240	12,346
National Penn Bancshares, Inc. (Banks)	1,500	13,665
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	420	13,936
Navigant Consulting Co.* (Commercial Services)	840	9,282
NBT Bancorp, Inc. (Banks)	300	6,621
Nektar Therapeutics* (Pharmaceuticals)	1,080	11,534
Nelnet, Inc. - Class A (Diversified Financial Services)	300	7,122
Neogen Corp.* (Pharmaceuticals)	180	7,686
NETGEAR, Inc.* (Telecommunications)	360	13,730
NetScout Systems, Inc.* (Computers)	360	9,184
Netspend Holdings, Inc.* (Diversified Financial Services)	600	5,898
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,020	8,140
Neutral Tandem, Inc.* (Telecommunications)	360	3,377
New Jersey Resources Corp. (Gas)	360	16,459
NewLink Genetics Corp.* (Biotechnology)	300	4,869
Newpark Resources, Inc.* (Oil & Gas Services)	1,020	7,558
Newport Corp.* (Electronics)	420	4,645
NIC, Inc. (Internet)	660	9,768
NN, Inc.* (Metal Fabricate/Hardware)	420	3,566
Northern Oil and Gas, Inc.* (Oil & Gas)	540	9,175
Northwest Bancshares, Inc. (Savings & Loans)	1,380	16,877
Northwest Natural Gas Co. (Gas)	300	14,772
NorthWestern Corp. (Electric)	600	21,738
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,080	9,990
NuVasive, Inc.* (Healthcare - Products)	420	9,622
NxStage Medical, Inc.* (Healthcare - Products)	480	6,341
Oasis Petroleum, Inc.* (Oil & Gas)	660	19,450
Ocwen Financial Corp.* (Diversified Financial Services)	1,140	31,248
OCZ Technology Group, Inc.* (Computers)	1,020	3,539
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,200	3,792
Office Depot, Inc.* (Retail)	3,240	8,294
OfficeMax, Inc. (Retail)	1,140	8,903
Old Dominion Freight Line, Inc.* (Transportation)	540	16,286
Old National Bancorp (Banks)	960	13,066
Olin Corp. (Chemicals)	840	18,253
OM Group, Inc.* (Chemicals)	420	7,787
OMEGA Healthcare Investors, Inc. (REIT)	1,080	24,549

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Omeros Corp.* (Biotechnology)	480	$4,512
OmniVision Technologies, Inc.* (Semiconductors)	420	5,861
On Assignment, Inc.* (Commercial Services)	540	10,757
Oncothyreon, Inc.* (Biotechnology)	960	4,934
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	360	4,838
OpenTable, Inc.* (Internet)	180	7,488
Opko Health, Inc.* (Pharmaceuticals)	1,380	5,768
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	420	5,930
Orbital Sciences Corp.* (Aerospace/Defense)	660	9,610
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	780	4,454
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,020	9,078
Oriental Financial Group, Inc. (Banks)	660	6,943
Oritani Financial Corp. (Savings & Loans)	600	9,030
Ormat Technologies, Inc. (Electric)	240	4,500
Orthofix International N.V.* (Healthcare - Products)	180	8,055
OSI Systems, Inc.* (Electronics)	180	14,011
Otter Tail Corp. (Electric)	300	7,158
Owens & Minor, Inc. (Distribution/Wholesale)	480	14,342
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	300	5,220
PacWest Bancorp (Banks)	420	9,815
Papa John’s International, Inc.* (Retail)	180	9,614
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	360	17,993
Parametric Technology Corp.* (Software)	1,020	22,236
PAREXEL International Corp.* (Commercial Services)	540	16,610
Park Electrochemical Corp. (Electronics)	180	4,469
Park National Corp. (Banks)	120	8,402
Parker Drilling Co.* (Oil & Gas)	1,140	4,822
PDC Energy, Inc.* (Oil & Gas)	300	9,489
PDL BioPharma, Inc. (Biotechnology)	1,080	8,305
Pebblebrook Hotel Trust (REIT)	660	15,437
Peet’s Coffee & Tea, Inc.* (Beverages)	120	8,801
Pegasystems, Inc. (Software)	240	6,970
Penn Virginia Corp. (Oil & Gas)	660	4,092
Pennsylvania REIT (REIT)	540	8,564
PennyMac Mortgage Investment Trust (REIT)	600	14,022
Penske Automotive Group, Inc. (Retail)	660	19,859
Perficient, Inc.* (Internet)	600	7,242
Pharmacyclics, Inc.* (Pharmaceuticals)	480	30,960
PharMerica Corp.* (Pharmaceuticals)	480	6,077
PHH Corp.* (Commercial Services)	540	10,989
Photronics, Inc.* (Semiconductors)	780	4,189
Piedmont Natural Gas Co., Inc. (Gas)	600	19,488
Pier 1 Imports, Inc. (Retail)	780	14,617
Pilgrim’s Pride Corp.* (Food)	1,140	5,825
Pinnacle Entertainment, Inc.* (Entertainment)	600	7,350
Pinnacle Financial Partners, Inc.* (Banks)	480	9,274
Pioneer Energy Services Corp.* (Oil & Gas Services)	840	6,544
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	300	7,635
Plantronics, Inc. (Telecommunications)	360	12,719
Platinum Underwriters Holdings, Ltd. (Insurance)	480	19,618
Plexus Corp.* (Electronics)	360	10,904
PNM Resources, Inc. (Electric)	1,200	25,236
PolyOne Corp. (Chemicals)	660	10,936
Pool Corp. (Distribution/Wholesale)	180	7,484
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	180	18,797
Portland General Electric Co. (Electric)	840	22,714
Post Holdings, Inc.* (Food)	360	10,822
Potlatch Corp. (REIT)	300	11,211
Power Integrations, Inc. (Semiconductors)	300	9,129
Power-One, Inc.* (Electrical Components & Equipment)	960	5,376
Preferred Bank* (Banks)	360	5,105
Premiere Global Services, Inc.* (Telecommunications)	780	7,293
Prestige Brands Holdings, Inc.* (Household Products/Wares)	600	10,176
PriceSmart, Inc. (Retail)	240	18,173
Primerica, Inc. (Insurance)	1,020	29,213
Primoris Services Corp. (Holding Companies - Diversified)	540	7,047
Primus Telecommunications Group, Inc. (Telecommunications)	360	5,497
PrivateBancorp, Inc. (Banks)	780	12,472
Progress Software Corp.* (Software)	600	12,834
Prospect Capital Corp. (Investment Companies)	1,020	11,750
Prosperity Bancshares, Inc. (Banks)	660	28,129
Proto Labs, Inc.* (Miscellaneous Manufacturing)	180	6,088
Provident Financial Services, Inc. (Savings & Loans)	660	10,421
PS Business Parks, Inc. (REIT)	240	16,037
PSS World Medical, Inc.* (Healthcare - Products)	540	12,301
QLIK Technologies, Inc.* (Software)	840	18,824
QLogic Corp.* (Semiconductors)	1,140	13,019
Quad Graphics, Inc. (Commercial Services)	360	6,106
Quaker Chemical Corp. (Chemicals)	120	5,600
Quality Systems, Inc. (Software)	360	6,678
Quanex Building Products Corp. (Building Materials)	420	7,913
Quantum Corp.* (Computers)	2,700	4,347
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	480	8,880
Quicksilver Resources, Inc.* (Oil & Gas)	1,200	4,908

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quidel Corp.* (Healthcare - Products)	300	$5,679
QuinStreet, Inc.* (Internet)	720	6,041
Radian Group, Inc. (Insurance)	1,800	7,812
RadioShack Corp. (Retail)	1,860	4,427
RailAmerica, Inc.* (Transportation)	300	8,241
Rambus, Inc.* (Semiconductors)	1,320	7,313
Raven Industries, Inc. (Miscellaneous Manufacturing)	240	7,063
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	180	8,658
RealD, Inc.* (Computers)	480	4,291
RealPage, Inc.* (Software)	420	9,492
Redwood Trust, Inc. (REIT)	840	12,146
Regis Corp. (Retail)	780	14,336
Rent-A-Center, Inc. (Commercial Services)	540	18,943
Resolute Energy Corp.* (Oil & Gas)	900	7,983
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,080	14,040
Resources Connection, Inc. (Commercial Services)	600	7,866
Responsys, Inc.* (Internet)	600	6,138
Retail Opportunity Investments Corp. (REIT)	780	10,039
Rex Energy Corp.* (Oil & Gas)	540	7,209
Rexnord Corp.* (Metal Fabricate/Hardware)	480	8,746
RF Micro Devices, Inc.* (Telecommunications)	2,160	8,532
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	840	8,610
RLI Corp. (Insurance)	180	11,999
RLJ Lodging Trust (REIT)	1,200	22,692
Robbins & Myers, Inc. (Machinery - Diversified)	420	25,032
Rockwell Medical, Inc.* (Healthcare - Products)	420	3,431
Rofin-Sinar Technologies, Inc.* (Electronics)	300	5,919
Rogers Corp.* (Electronics)	120	5,083
Rosetta Resources, Inc.* (Oil & Gas)	360	17,244
Roundy’s, Inc. (Retail)	660	3,993
Rouse Properties, Inc. (REIT)	600	8,610
RPX Corp.* (Commercial Services)	420	4,708
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	420	10,055
S&T Bancorp, Inc. (Banks)	240	4,226
Sabra Health Care REIT, Inc. (REIT)	360	7,204
Saks, Inc.* (Retail)	1,500	15,465
Sanderson Farms, Inc. (Food)	180	7,987
Sanmina-SCI Corp.* (Electronics)	960	8,150
Santarus, Inc.* (Pharmaceuticals)	660	5,861
Sapient Corp.* (Internet)	1,260	13,432
Sauer-Danfoss, Inc. (Machinery - Diversified)	180	7,238
ScanSource, Inc.* (Distribution/Wholesale)	240	7,685
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	300	8,445
Scholastic Corp. (Media)	300	9,534
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	240	7,918
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	780	4,329
Scientific Games Corp. - Class A* (Entertainment)	780	6,451
Seattle Genetics, Inc.* (Biotechnology)	780	21,021
Select Comfort Corp.* (Home Furnishings)	480	15,144
Select Income REIT (REIT)	300	7,386
Select Medical Holdings Corp.* (Healthcare - Services)	720	8,086
Selective Insurance Group, Inc. (Insurance)	660	12,533
SemGroup Corp. - Class A* (Pipelines)	420	15,477
Semtech Corp.* (Semiconductors)	480	12,072
Sensient Technologies Corp. (Chemicals)	540	19,850
Sequenom, Inc.* (Biotechnology)	1,500	5,295
ServiceSource International, Inc.* (Commercial Services)	600	6,156
Shenandoah Telecommunications Co. (Telecommunications)	360	6,336
Shuffle Master, Inc.* (Entertainment)	480	7,589
Shutterfly, Inc.* (Internet)	300	9,336
Silicon Graphics International Corp.* (Computers)	660	6,006
Silicon Image, Inc.* (Semiconductors)	1,080	4,957
Simpson Manufacturing Co., Inc. (Building Materials)	360	10,303
Six Flags Entertainment Corp. (Entertainment)	360	21,168
Skechers U.S.A., Inc. - Class A* (Apparel)	360	7,344
SkyWest, Inc. (Airlines)	720	7,438
Smart Balance, Inc.* (Food)	720	8,698
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	840	9,248
Smith Corp. (Miscellaneous Manufacturing)	600	34,524
Snyders-Lance, Inc. (Food)	720	18,000
Solar Capital, Ltd. (Investment Companies)	360	8,251
Solazyme, Inc.* (Energy - Alternate Sources)	360	4,133
Sonic Automotive, Inc. (Retail)	780	14,804
Sonic Corp.* (Retail)	660	6,778
Sonus Networks, Inc.* (Telecommunications)	3,000	5,640
Sotheby’s - Class A (Commercial Services)	540	17,010
Sourcefire, Inc.* (Internet)	240	11,767
South Jersey Industries, Inc. (Gas)	300	15,879
Southwest Gas Corp. (Gas)	360	15,912
Sovran Self Storage, Inc. (REIT)	240	13,884
Spansion, Inc. - Class A* (Computers)	720	8,582
Spectrum Brands Holdings, Inc. (Household Products/Wares)	540	21,605
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	660	7,722
Spirit Airlines, Inc.* (Airlines)	420	7,174
SS&C Technologies Holdings, Inc.* (Software)	660	16,639
STAG Industrial, Inc. (REIT)	600	9,756
Stage Stores, Inc. (Retail)	360	7,582

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Standard Motor Products, Inc. (Auto Parts & Equipment)	360	$6,631
Standard Pacific Corp.* (Home Builders)	1,080	7,301
Star Scientific, Inc.* (Agriculture)	1,740	6,020
Starwood Property Trust, Inc. (REIT)	1,200	27,924
State Auto Financial Corp. (Insurance)	180	2,950
State Bank Finacial Corp. (Banks)	300	4,947
STEC, Inc.* (Computers)	840	5,670
Steelcase, Inc. - Class A (Office Furnishings)	1,380	13,593
Stepan Co. (Chemicals)	60	5,767
STERIS Corp. (Healthcare - Products)	600	21,282
Steven Madden, Ltd.* (Apparel)	300	13,116
Stifel Financial Corp.* (Diversified Financial Services)	480	16,128
Stillwater Mining Co.* (Mining)	1,200	14,148
Stone Energy Corp.* (Oil & Gas)	420	10,550
Stratasys, Inc.* (Computers)	180	9,792
Strategic Hotels & Resorts, Inc.* (REIT)	1,800	10,818
Strayer Education, Inc. (Commercial Services)	120	7,722
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	180	8,908
Sun Communities, Inc. (REIT)	240	10,589
Sun Healthcare Group, Inc.* (Healthcare - Services)	900	7,619
SunCoke Energy, Inc.* (Coal)	660	10,639
SunPower Corp.* (Electrical Components & Equipment)	1,080	4,871
Sunstone Hotel Investors, Inc.* (REIT)	1,260	13,860
Super Micro Computer, Inc.* (Computers)	360	4,331
SUPERVALU, Inc. (Food)	2,460	5,929
Susquehanna Bancshares, Inc. (Banks)	2,040	21,338
Susser Holdings Corp.* (Retail)	180	6,511
Swift Energy Co.* (Oil & Gas)	480	10,022
Swift Transportation Co.* (Transportation)	900	7,758
Swisher Hygiene, Inc.* (Commercial Services)	2,520	3,478
Sykes Enterprises, Inc.* (Computers)	420	5,645
Symetra Financial Corp. (Insurance)	1,320	16,236
Symmetry Medical, Inc.* (Healthcare - Products)	660	6,527
Synageva BioPharma Corp.* (Pharmaceuticals)	180	9,617
Synaptics, Inc.* (Computers)	480	11,530
Synchronoss Technologies, Inc.* (Software)	360	8,244
SYNNEX Corp.* (Software)	360	11,729
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	780	5,944
Syntel, Inc. (Computers)	120	7,489
Take-Two Interactive Software, Inc.* (Software)	840	8,761
TAL International Group, Inc. (Trucking & Leasing)	300	10,194
Tangoe, Inc.* (Software)	360	4,727
Targa Resources Corp. (Oil & Gas Services)	240	12,082
Team Health Holdings, Inc.* (Commercial Services)	480	13,022
Team, Inc.* (Commercial Services)	180	5,733
Teledyne Technologies, Inc.* (Aerospace/Defense)	240	15,214
TeleTech Holdings, Inc.* (Commercial Services)	600	10,230
Tellabs, Inc. (Telecommunications)	4,140	14,656
Tennant Co. (Machinery - Diversified)	180	7,708
Tenneco, Inc.* (Auto Parts & Equipment)	420	11,760
Tessera Technologies, Inc. (Semiconductors)	600	8,208
Tetra Tech, Inc.* (Environmental Control)	900	23,634
TETRA Technologies, Inc.* (Oil & Gas Services)	1,080	6,534
Texas Capital Bancshares, Inc.* (Banks)	420	20,878
Texas Industries, Inc.* (Building Materials)	300	12,195
Texas Roadhouse, Inc. (Retail)	540	9,234
Textainer Group Holdings, Ltd. (Trucking & Leasing)	180	5,499
The Active Network, Inc.* (Internet)	660	8,270
The Andersons, Inc. (Agriculture)	180	6,779
The Brink’s Co. (Miscellaneous Manufacturing)	660	16,955
The Buckle, Inc. (Retail)	240	10,903
The Cato Corp. - Class A (Retail)	240	7,130
The Cheesecake Factory, Inc. (Retail)	420	15,015
The Chefs’ Warehouse, Inc.* (Food)	240	3,931
The Children’s Place Retail Stores, Inc.* (Retail)	240	14,400
The Corporate Executive Board Co. (Commercial Services)	300	16,089
The Ensign Group, Inc. (Healthcare - Services)	180	5,509
The Finish Line, Inc. - Class A (Retail)	480	10,915
The Geo Group, Inc. (Commercial Services)	960	26,563
The Greenbrier Cos., Inc.* (Trucking & Leasing)	300	4,842
The Hain Celestial Group, Inc.* (Food)	300	18,900
The Jones Group, Inc. (Apparel)	1,080	13,900
The Medicines Co.* (Biotechnology)	360	9,292
The Men’s Wearhouse, Inc. (Retail)	360	12,395
The Middleby Corp.* (Machinery - Diversified)	120	13,877
The New York Times Co. - Class A* (Media)	960	9,370
The Ryland Group, Inc. (Home Builders)	300	9,000
The Ultimate Software Group, Inc.* (Software)	180	18,378
The Warnaco Group, Inc.* (Apparel)	360	18,684
Theravance, Inc.* (Pharmaceuticals)	600	15,546
Thermon Group Holdings, Inc.* (Oil & Gas Services)	240	5,998

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	540	$3,910
Titan International, Inc. (Auto Parts & Equipment)	420	7,417
Titan Machinery, Inc.* (Distribution/Wholesale)	180	3,650
TiVo, Inc.* (Home Furnishings)	960	10,013
TNS, Inc.* (Commercial Services)	240	3,588
Tootsie Roll Industries, Inc. (Food)	360	9,713
Tornier N.V.* (Healthcare - Products)	240	4,548
Tower Group, Inc. (Insurance)	540	10,471
TowneBank (Banks)	360	5,519
TPC Group, Inc.* (Chemicals)	120	4,897
TreeHouse Foods, Inc.* (Food)	300	15,750
Trex Co., Inc.* (Building Materials)	180	6,142
Triangle Capital Corp. (Investment Companies)	420	10,777
TriMas Corp.* (Miscellaneous Manufacturing)	360	8,680
TriQuint Semiconductor, Inc.* (Semiconductors)	1,560	7,878
Trius Therapeutics, Inc.* (Biotechnology)	780	4,547
True Religion Apparel, Inc. (Apparel)	240	5,119
TrueBlue, Inc.* (Commercial Services)	720	11,318
TrustCo Bank Corp. NY (Banks)	900	5,148
Trustmark Corp. (Banks)	660	16,064
TTM Technologies, Inc.* (Electronics)	960	9,053
Tumi Holdings, Inc.* (Household Products/Wares)	300	7,062
Tutor Perini Corp.* (Engineering & Construction)	540	6,178
Two Harbors Investment Corp. (REIT)	840	9,870
Tyler Technologies, Inc.* (Software)	240	10,565
UIL Holdings Corp. (Electric)	540	19,364
Ultratech Stepper, Inc.* (Semiconductors)	240	7,531
UMB Financial Corp. (Banks)	420	20,446
Umpqua Holdings Corp. (Banks)	1,260	16,241
UniFirst Corp. (Textiles)	120	8,015
Unisys Corp.* (Computers)	360	7,495
United Bankshares, Inc. (Banks)	360	8,968
United Community Banks, Inc.* (Banks)	660	5,537
United Natural Foods, Inc.* (Food)	480	28,056
United Stationers, Inc. (Distribution/Wholesale)	480	12,490
Universal American Corp.* (Insurance)	720	6,653
Universal Corp. (Agriculture)	360	18,331
Universal Display Corp.* (Electrical Components & Equipment)	300	10,314
Universal Forest Products, Inc. (Building Materials)	180	7,477
Universal Technical Institute, Inc. (Commercial Services)	360	4,932
UNS Energy Corp. (Electric)	360	15,070
US Airways Group, Inc.* (Airlines)	1,140	11,924
USANA Health Sciences, Inc.* (Pharmaceuticals)	120	5,576
USG Corp.* (Building Materials)	600	13,170
VAALCO Energy, Inc.* (Oil & Gas)	660	5,643
Vail Resorts, Inc. (Entertainment)	300	17,295
Valassis Communications, Inc.* (Commercial Services)	420	10,370
ValueClick, Inc.* (Internet)	780	13,408
Vector Group, Ltd. (Agriculture)	841	13,951
Veeco Instruments, Inc.* (Semiconductors)	360	10,807
Venoco, Inc.* (Oil & Gas)	600	7,128
Verint Systems, Inc.* (Software)	240	6,586
Viad Corp. (Commercial Services)	360	7,510
ViaSat, Inc.* (Telecommunications)	300	11,214
Vical, Inc.* (Biotechnology)	1,200	5,184
ViewPoint Financial Group, Inc. (Savings & Loans)	420	8,051
VirnetX Holding Corp.* (Internet)	360	9,155
ViroPharma, Inc.* (Pharmaceuticals)	660	19,945
VistaPrint N.V.* (Commercial Services)	360	12,294
Vitamin Shoppe, Inc.* (Retail)	300	17,496
VIVUS, Inc.* (Pharmaceuticals)	780	13,900
Vocera Communications, Inc.* (Computers)	180	5,564
Vocus, Inc.* (Internet)	300	6,018
Volcano Corp.* (Healthcare - Products)	480	13,714
Volterra Semiconductor Corp.* (Semiconductors)	420	9,185
Vonage Holdings Corp.* (Telecommunications)	3,360	7,661
W&T Offshore, Inc. (Oil & Gas)	540	10,141
Wabash National Corp.* (Auto Manufacturers)	780	5,561
Walter Investment Management Corp.* (REIT)	180	6,662
Washington REIT (REIT)	600	16,092
Watsco, Inc. (Distribution/Wholesale)	180	13,642
Watts Water Technologies, Inc. - Class A (Electronics)	420	15,889
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	960	8,890
Web.com Group, Inc.* (Internet)	420	7,539
WebMD Health Corp.* (Internet)	660	9,260
Websense, Inc.* (Internet)	300	4,695
Webster Financial Corp. (Banks)	960	22,752
Weis Markets, Inc. (Food)	120	5,080
WellCare Health Plans, Inc.* (Healthcare - Services)	300	16,965
Werner Enterprises, Inc. (Transportation)	840	17,951
WesBanco, Inc. (Banks)	180	3,728
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	360	4,918
West Pharmaceutical Services, Inc. (Healthcare - Products)	360	19,105
Westamerica Bancorp (Banks)	240	11,292
Western Alliance Bancorp* (Banks)	720	7,344
Western Refining, Inc. (Oil & Gas)	480	12,566
WGL Holdings, Inc. (Gas)	360	14,490
Winnebago Industries, Inc.* (Home Builders)	480	6,062
Wintrust Financial Corp. (Banks)	360	13,525
WisdomTree Investments, Inc.* (Diversified Financial Services)	840	5,628

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WMS Industries, Inc.* (Leisure Time)	540	$8,845
Wolverine World Wide, Inc. (Apparel)	420	18,635
Woodward, Inc. (Electronics)	480	16,310
World Acceptance Corp.* (Diversified Financial Services)	120	8,094
Worthington Industries, Inc. (Metal Fabricate/Hardware)	840	18,194
Wright Express Corp.* (Commercial Services)	420	29,283
Wright Medical Group, Inc.* (Healthcare - Products)	360	7,960
XO Group, Inc.* (Internet)	660	5,511
XPO Logistics, Inc.* (Transportation)	300	3,672
Yelp, Inc.* (Internet)	180	4,869
ZIOPHARM Oncology, Inc.* (Biotechnology)	900	4,905
Zipcar, Inc.* (Commercial Services)	540	4,201
Zumiez, Inc.* (Retail)	240	6,655
TOTAL COMMON STOCKS (Cost $8,739,624)		10,199,570

	Principal Amount	Value
Repurchase Agreements(a)(b) (51.1%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $8,424,084	$8,424,000	$8,424,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,424,000)		8,424,000

TOTAL INVESTMENT SECURITIES (Cost $17,163,624) — 113.0%		18,623,570
Net other assets (liabilities) — (13.0)%		(2,149,399)

NET ASSETS — 100.0%		$16,474,171

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $3,973,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $2,751,210)	33	$(21,310)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,873,992	$(42,671)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	14,421,384	(138,536)
		$(181,207)

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$5,166	NM
Aerospace/Defense	116,031	0.7%
Agriculture	45,081	0.3%
Airlines	63,510	0.4%
Apparel	110,106	0.7%
Auto Manufacturers	5,561	NM
Auto Parts & Equipment	85,692	0.5%
Banks	622,195	3.8%
Beverages	15,519	0.1%
Biotechnology	259,831	1.6%
Building Materials	94,094	0.6%
Chemicals	178,719	1.1%
Coal	33,599	0.2%
Commercial Services	729,273	4.4%
Computers	204,591	1.2%
Cosmetics/Personal Care	14,172	0.1%
Distribution/Wholesale	83,497	0.5%
Diversified Financial Services	235,096	1.4%
Electric	288,578	1.8%
Electrical Components & Equipment	104,271	0.6%
Electronics	222,934	1.4%
Energy - Alternate Sources	31,244	0.2%
Engineering & Construction	84,358	0.5%
Entertainment	108,071	0.7%
Environmental Control	69,023	0.4%
Food	228,690	1.4%
Forest Products & Paper	86,227	0.5%
Gas	107,320	0.7%
Healthcare - Products	371,249	2.3%
Healthcare - Services	151,549	0.9%
Holding Companies - Diversified	14,634	0.1%
Home Builders	48,481	0.3%
Home Furnishings	39,196	0.2%
Household Products/Wares	72,914	0.4%
Insurance	277,781	1.7%
Internet	273,573	1.7%
Investment Companies	94,621	0.6%
Iron/Steel	8,445	0.1%
Leisure Time	56,458	0.3%
Lodging	35,471	0.2%
Machinery - Construction & Mining	7,586	NM
Machinery - Diversified	169,986	1.0%
Media	59,686	0.4%
Metal Fabricate/Hardware	94,944	0.6%
Mining	106,504	0.6%
Miscellaneous Manufacturing	240,618	1.5%
Office Furnishings	54,744	0.3%
Oil & Gas	341,549	2.1%
Oil & Gas Services	164,151	1.0%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Packaging & Containers	$8,018	NM
Pharmaceuticals	412,500	2.5%
Pipelines	15,477	0.1%
Private Equity	14,387	0.1%
REIT	756,611	4.6%
Real Estate	13,746	0.1%
Retail	632,764	3.8%
Savings & Loans	98,950	0.6%
Semiconductors	324,341	2.0%
Software	411,006	2.5%
Storage/Warehousing	13,941	0.1%
Telecommunications	330,825	2.0%
Textiles	8,015	NM
Toys/Games/Hobbies	15,569	0.1%
Transportation	173,368	1.1%
Trucking & Leasing	29,372	0.2%
Water	24,091	0.1%
Other**	6,274,601	38.0%
Total	$16,474,171	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (68.8%)
Activision Blizzard, Inc. (Software)	8,892	$100,302
Adobe Systems, Inc.* (Software)	3,939	127,860
Akamai Technologies, Inc.* (Internet)	1,404	53,717
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,560	178,464
Altera Corp. (Semiconductors)	2,574	87,477
Amazon.com, Inc.* (Internet)	3,627	922,419
Amgen, Inc. (Biotechnology)	6,162	519,580
Apollo Group, Inc. - Class A* (Commercial Services)	897	26,058
Apple Computer, Inc. (Computers)	7,488	4,996,443
Applied Materials, Inc. (Semiconductors)	9,906	110,600
Autodesk, Inc.* (Software)	1,833	61,167
Automatic Data Processing, Inc. (Commercial Services)	3,861	226,486
Avago Technologies, Ltd. (Semiconductors)	1,950	67,987
Baidu, Inc.ADR* (Internet)	2,184	255,135
Bed Bath & Beyond, Inc.* (Retail)	1,872	117,936
Biogen Idec, Inc.* (Biotechnology)	1,911	285,179
BMC Software, Inc.* (Software)	1,287	53,398
Broadcom Corp. - Class A (Semiconductors)	4,056	140,256
C.H. Robinson Worldwide, Inc. (Transportation)	1,287	75,354
CA, Inc. (Software)	3,744	96,464
Celgene Corp.* (Biotechnology)	3,471	265,184
Cerner Corp.* (Software)	1,365	105,665
Check Point Software Technologies, Ltd.* (Software)	1,638	78,886
Cisco Systems, Inc. (Telecommunications)	42,861	818,216
Citrix Systems, Inc.* (Software)	1,482	113,477
Cognizant Technology Solutions Corp.* (Computers)	2,379	166,340
Comcast Corp. - Class A (Media)	16,926	605,443
Costco Wholesale Corp. (Retail)	3,471	347,534
Dell, Inc. (Computers)	13,884	136,896
DENTSPLY International, Inc. (Healthcare - Products)	1,131	43,136
DIRECTV* (Media)	5,031	263,926
Dollar Tree, Inc.* (Retail)	1,833	88,488
eBay, Inc.* (Internet)	10,296	498,429
Electronic Arts, Inc.* (Software)	2,535	32,169
Expedia, Inc. (Internet)	975	56,394
Expeditors International of Washington, Inc. (Transportation)	1,677	60,976
Express Scripts Holding Co.* (Pharmaceuticals)	6,474	405,726
F5 Networks, Inc.* (Internet)	624	65,333
Fastenal Co. (Distribution/Wholesale)	2,379	102,273
Fiserv, Inc.* (Software)	1,092	80,841
Flextronics International, Ltd.* (Electronics)	5,343	32,058
Fossil, Inc.* (Distribution/Wholesale)	468	39,640
Garmin, Ltd. (Electronics)	1,560	65,114
Gilead Sciences, Inc.* (Biotechnology)	6,045	400,965
Google, Inc. - Class A* (Internet)	2,106	1,588,977
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,248	29,640
Henry Schein, Inc.* (Healthcare - Products)	702	55,648
Infosys Technologies, Ltd.ADR (Computers)	585	28,396
Intel Corp. (Semiconductors)	40,053	908,402
Intuit, Inc. (Software)	2,340	137,779
Intuitive Surgical, Inc.* (Healthcare - Products)	312	154,637
KLA -Tencor Corp. (Semiconductors)	1,326	63,257
Kraft Foods, Inc. - Class A (Food)	14,196	587,005
Lam Research Corp.* (Semiconductors)	1,443	45,866
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,134	76,479
Life Technologies Corp.* (Biotechnology)	1,404	68,628
Linear Technology Corp. (Semiconductors)	1,833	58,381
Marvell Technology Group, Ltd. (Semiconductors)	4,524	41,395
Mattel, Inc. (Toys/Games/Hobbies)	2,730	96,860
Maxim Integrated Products, Inc. (Semiconductors)	2,340	62,291
Microchip Technology, Inc. (Semiconductors)	1,560	51,074
Micron Technology, Inc.* (Semiconductors)	8,151	48,784
Microsoft Corp. (Software)	67,119	1,998,804
Monster Beverage Corp.* (Beverages)	1,404	76,041
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,237	78,983
NetApp, Inc.* (Computers)	2,925	96,174
Netflix, Inc.* (Internet)	429	23,355
News Corp. - Class A (Media)	12,558	308,048
Nuance Communications, Inc.* (Software)	2,457	61,155
NVIDIA Corp.* (Semiconductors)	4,953	66,073
O’Reilly Automotive, Inc.* (Retail)	936	78,268
Oracle Corp. (Software)	39,078	1,230,566
PACCAR, Inc. (Auto Manufacturers)	2,847	113,951
Paychex, Inc. (Commercial Services)	2,886	96,075
Perrigo Co. (Pharmaceuticals)	741	86,082
Priceline.com, Inc.* (Internet)	390	241,305
Qualcomm, Inc. (Telecommunications)	13,650	852,988
Randgold Resources, Ltd.ADR (Mining)	429	52,767
Research In Motion, Ltd.* (Computers)	4,134	31,005
Ross Stores, Inc. (Retail)	1,794	115,892
SanDisk Corp.* (Computers)	1,950	84,688
Seagate Technology PLC (Computers)	3,198	99,138
Sears Holdings Corp.* (Retail)	858	47,610
Sigma-Aldrich Corp. (Chemicals)	975	70,171
Sirius XM Radio, Inc.* (Media)	30,693	79,802
Staples, Inc. (Retail)	5,460	62,899
Starbucks Corp. (Retail)	6,084	308,763
Stericycle, Inc.* (Environmental Control)	702	63,545
Symantec Corp.* (Internet)	5,616	101,088
Texas Instruments, Inc. (Semiconductors)	9,126	251,421
VeriSign, Inc.* (Internet)	1,248	60,765

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,716	$96,010
Viacom, Inc. - Class B (Media)	3,705	198,551
Virgin Media, Inc. (Telecommunications)	2,145	63,149
Vodafone Group PLCADR (Telecommunications)	7,605	216,704
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,989	26,851
Whole Foods Market, Inc. (Food)	1,482	144,347
Wynn Resorts, Ltd. (Lodging)	819	94,545
Xilinx, Inc. (Semiconductors)	2,106	70,361
Yahoo!, Inc.* (Internet)	9,477	151,395
TOTAL COMMON STOCKS (Cost $14,119,590)		25,378,225

	Principal Amount	Value
Repurchase Agreements(a)(b) (36.6%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $13,504,135	$13,504,000	$13,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,504,000)		13,504,000

TOTAL INVESTMENT SECURITIES (Cost $27,623,590) — 105.4%		38,882,225
Net other assets (liabilities) — (5.4)%		(2,005,588)

NET ASSETS — 100.0%		$36,876,637

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $5,383,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $7,203,360)	129	$756

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$17,952,158	$(180,425)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$23,095,899	$(185,085)
		$(365,510)

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$113,951	0.3%
Beverages	105,681	0.3%
Biotechnology	1,814,010	4.9%
Chemicals	70,171	0.2%
Commercial Services	348,619	0.9%
Computers	5,639,080	15.3%
Distribution/Wholesale	141,913	0.4%
Electronics	97,172	0.3%
Environmental Control	63,545	0.2%
Food	731,352	2.0%
Healthcare - Products	253,421	0.7%
Internet	4,094,791	11.1%
Lodging	94,545	0.3%
Media	1,455,770	3.9%
Mining	52,767	0.1%
Pharmaceuticals	597,642	1.6%
Retail	1,167,390	3.2%
Semiconductors	2,073,625	5.6%
Software	4,278,533	11.6%
Telecommunications	1,951,057	5.3%
Toys/Games/Hobbies	96,860	0.3%
Transportation	136,330	0.4%
Other**	11,498,412	31.1%
Total	$36,876,637	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.5%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $15,783,160	$15,783,000	$15,783,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,783,000)		15,783,000

TOTAL INVESTMENT SECURITIES (Cost $15,783,000) — 98.5%		15,783,000
Net other assets (liabilities) — 1.5%		246,653

NET ASSETS — 100.0%		$16,029,653

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $2,955,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $1,791,875)	25	$8,257

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(8,506,324)	$36,972
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(5,748,847)	25,823
		$62,795

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $1,504,015	$1,504,000	$1,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,504,000)		1,504,000

TOTAL INVESTMENT SECURITIES (Cost $1,504,000) — 99.6%		1,504,000
Net other assets (liabilities) — 0.4%		5,564

NET ASSETS — 100.0%		$1,509,564

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $669,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $295,560)	3	$5,650

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(657,112)	$2,072
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(548,306)	1,724
		$3,796

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.3%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $4,662,047	$4,662,000	$4,662,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,662,000)		4,662,000

TOTAL INVESTMENT SECURITIES (Cost $4,662,000) — 98.3%		4,662,000
Net other assets (liabilities) — 1.7%		79,361

NET ASSETS — 100.0%		$4,741,361

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $1,258,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $416,850)	5	$10,003

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(4,171,514)	$30,251
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(139,537)	1,010
		$31,261

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.3%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $56,001	$56,000	$56,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES (Cost $56,000) — 101.3%		56,000
Net other assets (liabilities) — (1.3)%		(722)

NET ASSETS — 100.0%		$55,278

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $34,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(25,984)	$94
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(29,420)	107
		$201

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (82.2%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $4,642,047	$4,642,000	$4,642,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,642,000)		4,642,000

TOTAL INVESTMENT SECURITIES (Cost $4,642,000) — 82.2%		4,642,000
Net other assets (liabilities) — 17.8%		1,001,920

NET ASSETS — 100.0%		$5,643,920

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $1,084,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $1,396,000)	25	$6,428

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,471,688)	$19,787
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,840,052)	14,715
		$34,502

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (94.0%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $1,678,017	$1,678,000	$1,678,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,678,000)		1,678,000

TOTAL INVESTMENT SECURITIES (Cost $1,678,000) — 94.0%		1,678,000
Net other assets (liabilities) — 6.0%		106,301

NET ASSETS — 100.0%		$1,784,301

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $597,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(725,905)	$15,610
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,052,893)	19,632
		$35,242

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (87.9%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $1,411,014	$1,411,000	$1,411,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,411,000)		1,411,000

TOTAL INVESTMENT SECURITIES (Cost $1,411,000) — 87.9%		1,411,000
Net other assets (liabilities) — 12.1%		194,575

NET ASSETS — 100.0%		$1,605,575

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $574,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(442,297)	$2,659
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,162,568)	5,722
		$8,381

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.6%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $345,003	$345,000	$345,000

TOTAL REPURCHASE AGREEMENTS (Cost $345,000)		345,000

TOTAL INVESTMENT SECURITIES (Cost $345,000) — 100.6%		345,000
Net other assets (liabilities) — (0.6)%		(2,064)

NET ASSETS — 100.0%		$342,936

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $297,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(511,706)	$1,861
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(172,550)	626
		$2,487

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (216.7%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $3,120,032	$3,120,000	$3,120,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,120,000)		3,120,000

TOTAL INVESTMENT SECURITIES (Cost $3,120,000) — 216.7%		3,120,000
Net other assets (liabilities) — (116.7)%		(1,680,127)

NET ASSETS — 100.0%		$1,439,873

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $916,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $279,200)	5	$4,161

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,236,700)	$20,511
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(366,783)	26,924
		$47,435

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (67.0%)
Associated Banc-Corp. (Banks)	1,092	$14,382
Astoria Financial Corp. (Savings & Loans)	546	5,394
BancorpSouth, Inc. (Banks)	546	8,048
Bank of America Corp. (Banks)	67,470	595,760
Bank of Hawaii Corp. (Banks)	312	14,233
BB&T Corp. (Banks)	4,368	144,843
BOK Financial Corp. (Banks)	156	9,220
CapitalSource, Inc. (Banks)	1,404	10,642
Capitol Federal Financial, Inc. (Savings & Loans)	936	11,195
Cathay Bancorp, Inc. (Banks)	468	8,078
Citigroup, Inc. (Banks)	18,330	599,758
City National Corp. (Banks)	312	16,071
Comerica, Inc. (Banks)	1,248	38,750
Commerce Bancshares, Inc. (Banks)	468	18,874
Cullen/Frost Bankers, Inc. (Banks)	390	22,398
East West Bancorp, Inc. (Banks)	858	18,121
F.N.B. Corp. (Banks)	858	9,618
Fifth Third Bancorp (Banks)	5,772	89,524
First Financial Bankshares, Inc. (Banks)	156	5,621
First Horizon National Corp. (Banks)	1,561	15,028
First Midwest Bancorp, Inc. (Banks)	468	5,873
First Niagara Financial Group, Inc. (Savings & Loans)	2,184	17,669
First Republic Bank (Banks)	390	13,439
FirstMerit Corp. (Banks)	702	10,340
Fulton Financial Corp. (Banks)	1,248	12,305
Glacier Bancorp, Inc. (Banks)	468	7,291
Hancock Holding Co. (Banks)	546	16,899
Hudson City Bancorp, Inc. (Savings & Loans)	2,964	23,593
Huntington Bancshares, Inc. (Banks)	5,382	37,136
IBERIABANK Corp. (Banks)	156	7,145
International Bancshares Corp. (Banks)	312	5,944
J.P. Morgan Chase & Co. (Banks)	23,790	963,019
KeyCorp (Banks)	5,928	51,811
M&T Bank Corp. (Banks)	780	74,225
MB Financial, Inc. (Banks)	312	6,162
National Penn Bancshares, Inc. (Banks)	780	7,106
New York Community Bancorp (Savings & Loans)	2,730	38,657
Old National Bancorp (Banks)	624	8,493
PacWest Bancorp (Banks)	234	5,469
Park National Corp. (Banks)	78	5,462
People’s United Financial, Inc. (Savings & Loans)	2,184	26,514
PNC Financial Services Group (Banks)	3,276	206,716
Popular, Inc.* (Banks)	624	10,876
PrivateBancorp, Inc. (Banks)	390	6,236
Prosperity Bancshares, Inc. (Banks)	312	13,297
Provident Financial Services, Inc. (Savings & Loans)	312	4,926
Regions Financial Corp. (Banks)	8,814	63,549
Signature Bank* (Banks)	312	20,929
SunTrust Banks, Inc. (Banks)	3,354	94,818
Susquehanna Bancshares, Inc. (Banks)	1,170	12,238
SVB Financial Group* (Banks)	312	18,863
Synovus Financial Corp. (Banks)	4,914	11,646
TCF Financial Corp. (Banks)	1,014	12,107
Texas Capital Bancshares, Inc.* (Banks)	234	11,632
TFS Financial Corp.* (Savings & Loans)	468	4,245
Trustmark Corp. (Banks)	390	9,493
U.S. Bancorp (Banks)	11,856	406,661
UMB Financial Corp. (Banks)	234	11,391
Umpqua Holdings Corp. (Banks)	702	9,049
United Bankshares, Inc. (Banks)	312	7,772
Valley National Bancorp (Banks)	1,248	12,505
Washington Federal, Inc. (Savings & Loans)	702	11,709
Webster Financial Corp. (Banks)	468	11,092
Wells Fargo & Co. (Banks)	30,732	1,061,176
Westamerica Bancorp (Banks)	156	7,340
Wintrust Financial Corp. (Banks)	234	8,791
Zions Bancorp (Banks)	1,170	24,166

TOTAL COMMON STOCKS (Cost $3,693,904)		5,073,333

TOTAL INVESTMENT SECURITIES (Cost $3,693,904) — 67.0%		5,073,333
Net other assets (liabilities) — 33.0%		2,496,049

NET ASSETS — 100.0%		$7,569,382

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,499,700	$(300)

ProFund VP Banks invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Banks	$4,929,431	65.1%
Savings & Loans	143,902	1.9%
Other**	2,496,049	33.0%
Total	$7,569,382	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed..

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.3%)
Air Products & Chemicals, Inc. (Chemicals)	11,644	$962,959
Airgas, Inc. (Chemicals)	3,772	310,436
Albemarle Corp. (Chemicals)	4,920	259,186
Alcoa, Inc. (Mining)	58,384	516,698
Allegheny Technologies, Inc. (Iron/Steel)	5,904	188,338
Allied Nevada Gold Corp.* (Mining)	4,428	172,958
Alpha Natural Resources, Inc.* (Coal)	12,136	79,733
Arch Coal, Inc. (Coal)	11,644	73,706
Ashland, Inc. (Chemicals)	3,936	281,818
Avery Dennison Corp. (Household Products/Wares)	5,576	177,428
Cabot Corp. (Chemicals)	3,280	119,950
Calgon Carbon Corp.* (Environmental Control)	3,116	44,590
Carpenter Technology Corp. (Iron/Steel)	2,460	128,707
Celanese Corp. - Series A (Chemicals)	8,692	329,514
CF Industries Holdings, Inc. (Chemicals)	3,444	765,394
Chemtura Corp.* (Chemicals)	5,412	93,195
Cliffs Natural Resources, Inc. (Iron/Steel)	7,872	308,031
Coeur d’Alene Mines Corp.* (Mining)	4,920	141,844
Commercial Metals Co. (Metal Fabricate/Hardware)	6,396	84,427
Compass Minerals International, Inc. (Mining)	1,804	134,560
CONSOL Energy, Inc. (Coal)	12,464	374,543
Cytec Industries, Inc. (Chemicals)	2,460	161,179
Domtar Corp. (Forest Products & Paper)	1,968	154,075
E.I. du Pont de Nemours & Co. (Chemicals)	50,840	2,555,727
Eastman Chemical Co. (Chemicals)	8,364	476,832
FMC Corp. (Chemicals)	7,544	417,787
Freeport-McMoRan Copper & Gold, Inc. (Mining)	51,988	2,057,685
Fuller (H.B.) Co. (Chemicals)	2,788	85,536
Hecla Mining Co. (Mining)	15,580	102,049
Huntsman Corp. (Chemicals)	10,660	159,154
International Flavors & Fragrances, Inc. (Chemicals)	4,428	263,820
International Paper Co. (Forest Products & Paper)	23,944	869,646
Intrepid Potash, Inc.* (Chemicals)	2,952	63,409
Kaiser Aluminum Corp. (Mining)	984	57,456
LyondellBasell Industries N.V. - Class A (Chemicals)	18,532	957,363
Minerals Technologies, Inc. (Chemicals)	984	69,795
Molycorp, Inc.* (Mining)	4,264	49,036
NewMarket Corp. (Chemicals)	656	161,691
Newmont Mining Corp. (Mining)	27,060	1,515,630
Nucor Corp. (Iron/Steel)	17,384	665,112
Olin Corp. (Chemicals)	4,428	96,220
Peabody Energy Corp. (Coal)	14,760	329,000
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,624	92,758
PPG Industries, Inc. (Chemicals)	8,364	960,522
Praxair, Inc. (Chemicals)	16,236	1,686,596
Reliance Steel & Aluminum Co. (Iron/Steel)	4,100	214,635
Resolute Forest Products, Inc.* (Forest Products & Paper)	5,412	70,356
Rockwood Holdings, Inc. (Chemicals)	4,264	198,702
Royal Gold, Inc. (Mining)	3,280	327,541
RPM, Inc. (Chemicals)	7,216	205,945
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,640	39,262
Schulman (A.), Inc. (Chemicals)	1,640	39,065
Sensient Technologies Corp. (Chemicals)	2,788	102,487
Sigma-Aldrich Corp. (Chemicals)	6,560	472,123
Steel Dynamics, Inc. (Iron/Steel)	11,972	134,445
Stillwater Mining Co.* (Mining)	6,396	75,409
The Dow Chemical Co. (Chemicals)	65,600	1,899,776
The Mosaic Co. (Chemicals)	15,088	869,220
Titanium Metals Corp. (Mining)	4,100	52,603
United States Steel Corp. (Iron/Steel)	7,872	150,119
W.R. Grace & Co.* (Chemicals)	3,772	222,850
Walter Energy, Inc. (Coal)	3,444	111,792
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,788	60,388

TOTAL COMMON STOCKS (Cost $12,042,917)		24,802,811

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $85,001	$85,000	85,000

TOTAL REPURCHASE AGREEMENTS (Cost $85,000)		85,000

TOTAL INVESTMENT SECURITIES (Cost $12,127,917) — 100.6%		24,887,811
Net other assets (liabilities) — (0.6)%		(137,776)

NET ASSETS — 100.0%		$24,750,035

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Chemicals	$15,248,251	61.7%
Coal	968,774	3.9%
Environmental Control	44,590	0.2%
Forest Products & Paper	1,094,077	4.4%
Household Products/Wares	177,428	0.7%
Iron/Steel	1,789,387	7.2%
Metal Fabricate/Hardware	184,077	0.7%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Mining	$5,203,469	21.1%
Miscellaneous Manufacturing	92,758	0.4%
Other**	(52,776)	(0.3)%
Total	$24,750,035	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (67.4%)
Acorda Therapeutics, Inc.* (Biotechnology)	2,025	$51,860
Alexion Pharmaceuticals, Inc.* (Biotechnology)	9,990	1,142,856
Amgen, Inc. (Biotechnology)	40,095	3,380,810
Biogen Idec, Inc.* (Biotechnology)	12,285	1,833,291
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	6,480	260,950
Celgene Corp.* (Biotechnology)	22,410	1,712,124
Charles River Laboratories International, Inc.* (Biotechnology)	2,565	101,574
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,375	160,920
Dendreon Corp.* (Biotechnology)	8,100	39,123
Gilead Sciences, Inc.* (Biotechnology)	39,420	2,614,729
Illumina, Inc.* (Biotechnology)	6,345	305,829
Incyte Corp.* (Biotechnology)	6,750	121,838
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,265	74,079
Life Technologies Corp.* (Biotechnology)	9,180	448,718
Medivation, Inc.* (Pharmaceuticals)	3,780	213,041
Myriad Genetics, Inc.* (Biotechnology)	4,455	120,240
Nektar Therapeutics* (Pharmaceuticals)	5,940	63,439
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,375	285,187
PDL BioPharma, Inc. (Biotechnology)	7,290	56,060
Pharmacyclics, Inc.* (Pharmaceuticals)	2,565	165,442
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,915	597,664
Seattle Genetics, Inc.* (Biotechnology)	5,400	145,530
Techne Corp. (Healthcare - Products)	1,755	126,255
United Therapeutics Corp.* (Biotechnology)	2,565	143,332
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,205	626,920

TOTAL COMMON STOCKS (Cost $8,011,226)		14,791,811

	Principal Amount	Value
Repurchase Agreements(a) (1.2%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $255,003	$255,000	$255,000

TOTAL REPURCHASE AGREEMENTS (Cost $255,000)		255,000

TOTAL INVESTMENT SECURITIES (Cost $8,266,226) — 68.6%		15,046,811
Net other assets (liabilities) — 31.4%		6,889,371

NET ASSETS — 100.0%		$21,936,182

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$7,099,148	$(852)

ProFund VP Biotechnology invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Biotechnology	$13,603,418	62.0%
Healthcare - Products	126,255	0.6%
Pharmaceuticals	1,062,138	4.8%
Other**	7,144,371	32.6%
Total	$21,936,182	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.1%)
Activision Blizzard, Inc. (Software)	4,488	$50,625
Altria Group, Inc. (Agriculture)	21,624	722,025
Archer-Daniels-Midland Co. (Agriculture)	7,038	191,293
Avon Products, Inc. (Cosmetics/Personal Care)	4,590	73,210
Beam, Inc. (Beverages)	1,632	93,905
BorgWarner, Inc.* (Auto Parts & Equipment)	1,224	84,591
Briggs & Stratton Corp. (Machinery - Diversified)	510	9,522
Brown-Forman Corp. (Beverages)	1,632	106,488
Brunswick Corp. (Leisure Time)	918	20,774
Bunge, Ltd. (Agriculture)	1,530	102,586
Campbell Soup Co. (Food)	1,938	67,481
Carter’s, Inc.* (Apparel)	510	27,458
Church & Dwight, Inc. (Household Products/Wares)	1,428	77,098
Clorox Co. (Household Products/Wares)	1,326	95,538
Coach, Inc. (Apparel)	3,060	171,421
Coca-Cola Co. (Beverages)	41,106	1,559,151
Coca-Cola Enterprises, Inc. (Beverages)	2,958	92,497
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,692	503,076
ConAgra Foods, Inc. (Food)	4,284	118,196
Constellation Brands, Inc.* (Beverages)	1,530	49,496
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	612	11,738
Crocs, Inc.* (Apparel)	918	14,881
D.R. Horton, Inc. (Home Builders)	2,958	61,053
Dana Holding Corp. (Auto Parts & Equipment)	1,530	18,819
Darling International, Inc.* (Environmental Control)	1,224	22,387
Dean Foods Co.* (Food)	1,938	31,686
Deckers Outdoor Corp.* (Apparel)	408	14,949
Dr. Pepper Snapple Group, Inc. (Beverages)	2,244	99,925
Electronic Arts, Inc.* (Software)	3,366	42,715
Energizer Holdings, Inc. (Electrical Components & Equipment)	714	53,272
Flowers Foods, Inc. (Food)	1,224	24,700
Ford Motor Co. (Auto Manufacturers)	40,494	399,271
Fossil, Inc.* (Distribution/Wholesale)	612	51,836
Fresh Del Monte Produce, Inc. (Food)	408	10,445
General Mills, Inc. (Food)	6,834	272,335
General Motors Co.* (Auto Manufacturers)	8,160	185,640
Gentex Corp. (Electronics)	1,530	26,025
Genuine Parts Co. (Distribution/Wholesale)	1,632	99,601
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,326	31,493
Hanesbrands, Inc.* (Apparel)	1,020	32,518
Harley-Davidson, Inc. (Leisure Time)	2,448	103,722
Harman International Industries, Inc. (Home Furnishings)	714	32,958
Hasbro, Inc. (Toys/Games/Hobbies)	1,224	46,720
Heinz (H.J.) Co. (Food)	3,366	188,328
Herbalife, Ltd. (Pharmaceuticals)	1,224	58,018
Herman Miller, Inc. (Office Furnishings)	612	11,897
Hillshire Brands Co. (Food)	1,224	32,779
HNI Corp. (Office Furnishings)	510	13,010
Hormel Foods Corp. (Food)	1,428	41,755
Iconix Brand Group, Inc.* (Apparel)	714	13,023
Ingredion, Inc. (Food)	816	45,011
Jarden Corp. (Household Products/Wares)	816	43,117
Johnson Controls, Inc. (Auto Parts & Equipment)	7,242	198,431
Kellogg Co. (Food)	2,652	137,002
Kimberly-Clark Corp. (Household Products/Wares)	4,182	358,732
Kraft Foods, Inc. - Class A (Food)	18,870	780,274
Lancaster Colony Corp. (Food)	204	14,943
Lear Corp. (Auto Parts & Equipment)	1,020	38,546
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,530	38,327
Lennar Corp. - Class A (Home Builders)	1,734	60,291
LKQ Corp.* (Distribution/Wholesale)	3,060	56,610
Lorillard, Inc. (Agriculture)	1,428	166,291
M.D.C. Holdings, Inc. (Home Builders)	408	15,712
Mattel, Inc. (Toys/Games/Hobbies)	3,570	126,664
McCormick & Co., Inc. (Food)	1,428	88,593
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,142	156,966
Michael Kors Holdings, Ltd.* (Retail)	1,224	65,092
Mohawk Industries, Inc.* (Textiles)	612	48,972
Molson Coors Brewing Co. - Class B (Beverages)	1,632	73,522
Monsanto Co. (Chemicals)	5,610	510,622
Monster Beverage Corp.* (Beverages)	1,632	88,389
Newell Rubbermaid, Inc. (Housewares)	3,060	58,415
NIKE, Inc. - Class B (Apparel)	3,876	367,871
Nu Skin Enterprises, Inc. (Retail)	612	23,764
NVR, Inc.* (Home Builders)	102	86,139
PepsiCo, Inc. (Beverages)	16,524	1,169,403
Philip Morris International, Inc. (Agriculture)	17,850	1,605,429
Polaris Industries, Inc. (Leisure Time)	714	57,741
Pool Corp. (Distribution/Wholesale)	510	21,206
Post Holdings, Inc.* (Food)	306	9,198
Procter & Gamble Co. (Cosmetics/Personal Care)	29,274	2,030,445
PulteGroup, Inc.* (Home Builders)	3,570	55,335
PVH Corp. (Retail)	714	66,916
Ralcorp Holdings, Inc.* (Food)	612	44,676
Ralph Lauren Corp. (Apparel)	612	92,553
Reynolds American, Inc. (Agriculture)	3,468	150,303
Smithfield Foods, Inc.* (Food)	1,428	28,060
Snap-on, Inc. (Hand/Machine Tools)	612	43,984
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,734	132,217
Steven Madden, Ltd.* (Apparel)	408	17,838
Take-Two Interactive Software, Inc.* (Software)	918	9,575
Tempur-Pedic International, Inc.* (Home Furnishings)	612	18,293

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tenneco, Inc.* (Auto Parts & Equipment)	612	$17,136
Tesla Motors, Inc.* (Auto Manufacturers)	714	20,906
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,550	157,003
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,550	31,085
The Hain Celestial Group, Inc.* (Food)	510	32,130
The Hershey Co. (Food)	1,632	115,692
The JM Smucker Co. - Class A (Food)	1,122	96,862
The Jones Group, Inc. (Apparel)	816	10,502
The Middleby Corp.* (Machinery - Diversified)	204	23,591
The Ryland Group, Inc. (Home Builders)	510	15,300
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	408	17,736
The Warnaco Group, Inc.* (Apparel)	408	21,175
Thor Industries, Inc. (Home Builders)	510	18,523
TiVo, Inc.* (Home Furnishings)	1,326	13,830
Toll Brothers, Inc.* (Home Builders)	1,632	54,231
TreeHouse Foods, Inc.* (Food)	408	21,420
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,122	49,043
Tupperware Corp. (Household Products/Wares)	612	32,797
Tyson Foods, Inc. - Class A (Food)	3,060	49,021
Under Armour, Inc. - Class A* (Apparel)	816	45,557
Universal Corp. (Agriculture)	204	10,388
V.F. Corp. (Apparel)	918	146,292
Visteon Corp.* (Auto Parts & Equipment)	510	22,675
WABCO Holdings, Inc.* (Auto Parts & Equipment)	714	41,176
WD-40 Co. (Household Products/Wares)	204	10,739
Whirlpool Corp. (Home Furnishings)	816	67,655
Wolverine World Wide, Inc. (Apparel)	510	22,629

TOTAL COMMON STOCKS (Cost $9,401,690)		16,630,492

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, rates 0.10%—0.14%, dated 9/28/12, due 10/1/12, total to be received $5,000	$5,000	$5,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES (Cost $9,406,690) — 100.1%		16,635,492
Net other assets (liabilities) — (0.1)%		(9,486)

NET ASSETS — 100.0%		$16,626,006

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Agriculture	$2,948,315	17.8%
Apparel	998,667	6.0%
Auto Manufacturers	605,817	3.6%
Auto Parts & Equipment	513,240	3.1%
Beverages	3,364,269	20.3%
Chemicals	510,622	3.1%
Cosmetics/Personal Care	2,763,734	16.7%
Distribution/Wholesale	229,253	1.4%
Electrical Components & Equipment	53,272	0.3%
Electronics	26,025	0.2%
Environmental Control	22,387	0.1%
Food	2,250,587	13.5%
Hand/Machine Tools	176,201	1.1%
Home Builders	366,584	2.2%
Home Furnishings	132,736	0.8%
Household Products/Wares	635,757	3.8%
Housewares	58,415	0.4%
Leisure Time	182,237	1.1%
Machinery - Diversified	33,113	0.2%
Miscellaneous Manufacturing	38,327	0.2%
Office Furnishings	24,907	0.1%
Pharmaceuticals	214,984	1.3%
Retail	155,772	0.9%
Software	102,915	0.6%
Textiles	48,972	0.3%
Toys/Games/Hobbies	173,384	1.0%
Other**	(4,486)	(0.1)%
Total	$16,626,006	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Commercial Services)	730	$20,301
Abercrombie & Fitch Co. - Class A (Retail)	876	29,714
Acxiom Corp.* (Software)	730	13,337
Advance Auto Parts, Inc. (Retail)	730	49,961
Aeropostale, Inc.* (Retail)	876	11,852
Alaska Air Group, Inc.* (Airlines)	730	25,594
Amazon.com, Inc.* (Internet)	3,796	965,399
AMC Networks, Inc. - Class A* (Media)	584	25,416
American Eagle Outfitters, Inc. (Retail)	1,898	40,010
AmerisourceBergen Corp. (Pharmaceuticals)	2,628	101,730
ANN, Inc.* (Retail)	438	16,526
Apollo Group, Inc. - Class A* (Commercial Services)	1,022	29,689
Arbitron, Inc. (Commercial Services)	292	11,067
Ascena Retail Group, Inc.* (Retail)	1,314	28,185
AutoNation, Inc.* (Retail)	438	19,127
AutoZone, Inc.* (Retail)	438	161,915
Avis Budget Group, Inc.* (Commercial Services)	1,168	17,964
Bally Technologies, Inc.* (Entertainment)	438	21,633
Bed Bath & Beyond, Inc.* (Retail)	2,482	156,366
Best Buy Co., Inc. (Retail)	2,774	47,685
Big Lots, Inc.* (Retail)	584	17,275
Bob Evans Farms, Inc. (Retail)	292	11,426
Brinker International, Inc. (Retail)	730	25,769
Cabela’s, Inc.* (Retail)	438	23,950
Cablevision Systems Corp. NY - Class A (Media)	2,336	37,026
Cardinal Health, Inc. (Pharmaceuticals)	3,650	142,240
CarMax, Inc.* (Retail)	2,336	66,109
Carnival Corp. - Class A (Leisure Time)	4,672	170,248
Casey’s General Stores, Inc. (Retail)	438	25,027
CBS Corp. - Class B (Media)	6,278	228,080
Charter Communications, Inc. - Class A* (Media)	438	32,881
Chemed Corp. (Commercial Services)	146	10,116
Chico’s FAS, Inc. (Retail)	1,752	31,729
Chipotle Mexican Grill, Inc.* (Retail)	292	92,722
Choice Hotels International, Inc. (Lodging)	292	9,341
Cinemark Holdings, Inc. (Entertainment)	1,022	22,923
Collective Brands, Inc.* (Retail)	584	12,679
Comcast Corp. - Class A (Media)	28,178	1,007,927
Copart, Inc.* (Retail)	1,168	32,389
Costco Wholesale Corp. (Retail)	4,526	453,166
Cracker Barrel Old Country Store, Inc. (Retail)	292	19,596
CVS Caremark Corp. (Retail)	13,432	650,377
Darden Restaurants, Inc. (Retail)	1,314	73,255
Delta Air Lines, Inc.* (Airlines)	8,906	81,579
DeVry, Inc. (Commercial Services)	584	13,292
Dick’s Sporting Goods, Inc. (Retail)	1,022	52,991
Dillards, Inc. - Class A (Retail)	292	21,117
DIRECTV* (Media)	6,570	344,662
Discovery Communications, Inc. - Class A* (Media)	2,628	156,708
DISH Network Corp. - Class A (Media)	2,336	71,505
Dolby Laboratories, Inc. - Class A* (Electronics)	584	19,126
Dollar General Corp.* (Retail)	2,336	120,397
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	292	25,384
Dollar Tree, Inc.* (Retail)	2,482	119,819
Domino’s Pizza, Inc. (Retail)	584	22,017
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	730	14,038
DSW, Inc. - Class A (Retail)	292	19,482
Dun & Bradstreet Corp. (Software)	438	34,874
Dunkin’ Brands Group, Inc. (Food)	730	21,312
eBay, Inc.* (Internet)	12,264	593,700
Expedia, Inc. (Internet)	1,022	59,112
Express, Inc.* (Retail)	876	12,982
FactSet Research Systems, Inc. (Media)	438	42,232
Family Dollar Stores, Inc. (Retail)	1,022	67,759
Foot Locker, Inc. (Retail)	1,606	57,013
GameStop Corp. - Class A (Retail)	1,314	27,594
Gannett Co., Inc. (Media)	2,482	44,055
Gaylord Entertainment Co.* (Lodging)	584	23,085
Genesco, Inc.* (Retail)	292	19,485
GNC Holdings, Inc. - Class A (Retail)	876	34,138
Group 1 Automotive, Inc. (Retail)	292	17,587
GUESS?, Inc. (Retail)	584	14,845
H & R Block, Inc. (Commercial Services)	2,920	50,604
Harris Teeter Supermarkets, Inc. (Food)	584	22,683
Hertz Global Holdings, Inc.* (Commercial Services)	3,212	44,101
Hillenbrand, Inc. (Commercial Services)	730	13,279
HSN, Inc. (Retail)	438	21,484
Hyatt Hotels Corp. - Class A* (Lodging)	584	23,448
IHS, Inc. - Class A* (Computers)	584	56,852
International Game Technology (Entertainment)	2,774	36,312
J.C. Penney Co., Inc. (Retail)	1,460	35,463
Jack in the Box, Inc.* (Retail)	438	12,312
JetBlue Airways Corp.* (Airlines)	2,336	11,189
John Wiley & Sons, Inc. (Media)	438	20,126
Kohls Corp. (Retail)	2,336	119,650
Kroger Co. (Food)	5,694	134,037
Lamar Advertising Co. - Class A* (Advertising)	584	21,643
Las Vegas Sands Corp. (Lodging)	3,796	176,020
Liberty Global, Inc. - Class A* (Media)	2,628	159,651
Liberty Media Corp. - Liberty Capital - Class A* (Media)	1,168	121,671
Liberty Media Holding Corp. - Interactive Series A* (Internet)	5,402	99,937
Liberty Ventures* (Internet)	292	14,495
Life Time Fitness, Inc.* (Leisure Time)	438	20,034

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Live Nation, Inc.* (Commercial Services)	1,460	$12,571
Lowe’s Cos., Inc. (Retail)	11,972	362,033
Macy’s, Inc. (Retail)	4,234	159,283
Madison Square Garden, Inc. - Class A* (Entertainment)	584	23,518
Marriott International, Inc. - Class A (Lodging)	2,629	102,789
Marriott Vacations Worldwide Corp.* (Entertainment)	292	10,518
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	292	8,707
McDonald’s Corp. (Retail)	10,658	977,871
McGraw-Hill Cos., Inc. (Media)	2,920	159,403
McKesson Corp. (Pharmaceuticals)	2,482	213,526
Meredith Corp. (Media)	438	15,330
MGM Resorts International* (Lodging)	3,942	42,376
Morningstar, Inc. (Commercial Services)	292	18,291
Neilsen Holdings N.V.* (Media)	1,314	39,394
Netflix, Inc.* (Internet)	584	31,793
News Corp. - Class A (Media)	21,462	526,463
Nordstrom, Inc. (Retail)	1,606	88,619
O’Reilly Automotive, Inc.* (Retail)	1,314	109,877
Omnicare, Inc. (Pharmaceuticals)	1,168	39,677
Omnicom Group, Inc. (Advertising)	2,774	143,027
OpenTable, Inc.* (Internet)	292	12,147
Orient-Express Hotels, Ltd. - Class A* (Lodging)	876	7,796
Panera Bread Co. - Class A* (Retail)	292	49,900
Papa John’s International, Inc.* (Retail)	146	7,798
Penn National Gaming* (Entertainment)	730	31,463
PetSmart, Inc. (Retail)	1,168	80,569
Pier 1 Imports, Inc. (Retail)	1,168	21,888
Priceline.com, Inc.* (Internet)	584	361,338
Regal Entertainment Group - Class A (Entertainment)	876	12,325
Regis Corp. (Retail)	584	10,734
Rent-A-Center, Inc. (Commercial Services)	584	20,487
Rite Aid Corp.* (Retail)	7,446	8,712
Rollins, Inc. (Commercial Services)	730	17,075
Ross Stores, Inc. (Retail)	2,336	150,906
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,460	44,107
Safeway, Inc. (Food)	2,482	39,935
Saks, Inc.* (Retail)	1,022	10,537
Sally Beauty Holdings, Inc.* (Retail)	1,606	40,295
Scholastic Corp. (Media)	292	9,280
Scientific Games Corp. - Class A* (Entertainment)	584	4,830
Scripps Networks Interactive - Class A (Media)	876	53,637
Sears Holdings Corp.* (Retail)	438	24,305
Service Corp. International (Commercial Services)	2,336	31,443
Shutterfly, Inc.* (Internet)	292	9,087
Signet Jewelers, Ltd. (Retail)	876	42,714
Sirius XM Radio, Inc.* (Media)	40,442	105,149
Six Flags Entertainment Corp. (Entertainment)	584	34,339
Sotheby’s - Class A (Commercial Services)	730	22,995
Southwest Airlines Co. (Airlines)	7,884	69,143
Staples, Inc. (Retail)	7,154	82,414
Starbucks Corp. (Retail)	8,030	407,522
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,044	118,470
Strayer Education, Inc. (Commercial Services)	146	9,395
Sysco Corp. (Food)	6,132	191,748
Target Corp. (Retail)	6,862	435,531
The Buckle, Inc. (Retail)	292	13,266
The Cato Corp. - Class A (Retail)	292	8,675
The Cheesecake Factory, Inc. (Retail)	584	20,878
The Children’s Place Retail Stores, Inc.* (Retail)	292	17,520
The Fresh Market, Inc.* (Food)	438	26,271
The Gap, Inc. (Retail)	3,212	114,925
The Home Depot, Inc. (Retail)	15,914	960,728
The Interpublic Group of Cos., Inc. (Advertising)	4,672	51,953
The Limited, Inc. (Retail)	2,482	122,263
The Men’s Wearhouse, Inc. (Retail)	438	15,080
The New York Times Co. - Class A* (Media)	1,314	12,825
The Wendy’s Co. (Retail)	2,920	13,286
Tiffany & Co. (Retail)	1,314	81,310
Time Warner Cable, Inc. (Media)	3,212	305,333
Time Warner, Inc. (Media)	10,074	456,654
TJX Cos., Inc. (Retail)	7,738	346,585
Tractor Supply Co. (Retail)	730	72,190
TripAdvisor, Inc.* (Internet)	1,168	38,462
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	584	56,242
United Continental Holdings, Inc.* (Airlines)	3,504	68,328
United Natural Foods, Inc.* (Food)	584	34,135
Urban Outfitters, Inc.* (Retail)	1,168	43,870
US Airways Group, Inc.* (Airlines)	1,752	18,326
Vail Resorts, Inc. (Entertainment)	438	25,251
Valassis Communications, Inc.* (Commercial Services)	438	10,814
ValueClick, Inc.* (Internet)	730	12,549
VCA Antech, Inc.* (Pharmaceuticals)	876	17,283
Viacom, Inc. - Class B (Media)	4,964	266,021
Vitamin Shoppe, Inc.* (Retail)	292	17,029
Wal-Mart Stores, Inc. (Retail)	17,666	1,303,751
Walgreen Co. (Retail)	9,052	329,855
Walt Disney Co. (Media)	18,980	992,274
WebMD Health Corp.* (Internet)	584	8,193
Weight Watchers International, Inc. (Commercial Services)	292	15,418
Whole Foods Market, Inc. (Food)	1,752	170,645
Williams-Sonoma, Inc. (Retail)	876	38,518
WMS Industries, Inc.* (Leisure Time)	584	9,566
Wyndham Worldwide Corp. (Lodging)	1,460	76,621
Wynn Resorts, Ltd. (Lodging)	876	101,125
YUM! Brands, Inc. (Retail)	4,818	319,626

TOTAL COMMON STOCKS (Cost $14,083,325)		20,635,327

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.10%—0.15%, dated 9/28/12, due 10/1/12, total to be received $60,001	$60,000	$60,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000

TOTAL INVESTMENT SECURITIES (Cost $14,143,325) — 100.5%		20,695,327
Net other assets (liabilities) — (0.5)%		(108,175)

NET ASSETS — 100.0%		$20,587,152

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Advertising	$216,623	1.1%
Airlines	274,159	1.3%
Commercial Services	394,286	1.9%
Computers	56,852	0.3%
Electronics	19,126	0.1%
Entertainment	237,150	1.2%
Food	640,766	3.1%
Internet	2,206,212	10.7%
Leisure Time	243,955	1.2%
Lodging	681,071	3.3%
Media	5,233,703	25.4%
Miscellaneous Manufacturing	8,707	NM
Pharmaceuticals	514,456	2.5%
Retail	9,860,050	47.9%
Software	48,211	0.2%
Other**	(48,175)	(0.2)%
Total	$20,587,152	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.1%)
ACE, Ltd. (Insurance)	3,510	$265,356
Affiliated Managers Group, Inc.* (Diversified Financial Services)	390	47,970
AFLAC, Inc. (Insurance)	4,680	224,078
Alexander & Baldwin, Inc.* (Real Estate)	390	11,517
Alexandria Real Estate Equities, Inc. (REIT)	780	57,346
Allied World Assurance Co. Holdings, Ltd. (Insurance)	390	30,128
Allstate Corp. (Insurance)	4,680	185,375
American Campus Communities, Inc. (REIT)	780	34,226
American Capital Agency Corp. (REIT)	3,510	121,411
American Express Co. (Diversified Financial Services)	9,750	554,385
American Financial Group, Inc. (Insurance)	780	29,562
American International Group, Inc.* (Insurance)	11,310	370,855
American Realty Capital Trust, Inc. (Investment Companies)	1,560	18,299
American Tower Corp. (REIT)	3,900	278,421
Ameriprise Financial, Inc. (Diversified Financial Services)	1,950	110,545
Annaly Mortgage Management, Inc. (REIT)	9,750	164,190
Aon PLC (Insurance)	3,120	163,145
Apartment Investment and Management Co. - Class A (REIT)	1,560	40,544
Arch Capital Group, Ltd.* (Insurance)	1,170	48,766
Argo Group International Holdings, Ltd. (Insurance)	390	12,632
Arthur J. Gallagher & Co. (Insurance)	1,170	41,909
Aspen Insurance Holdings, Ltd. (Insurance)	780	23,782
Associated Banc-Corp. (Banks)	1,560	20,545
Assurant, Inc. (Insurance)	780	29,094
Assured Guaranty, Ltd. (Insurance)	1,950	26,559
Astoria Financial Corp. (Savings & Loans)	780	7,706
AvalonBay Communities, Inc. (REIT)	780	106,072
Axis Capital Holdings, Ltd. (Insurance)	1,170	40,856
BancorpSouth, Inc. (Banks)	780	11,497
Bank of America Corp. (Banks)	106,080	936,686
Bank of Hawaii Corp. (Banks)	390	17,792
Bank of New York Mellon Corp. (Banks)	11,700	264,654
BB&T Corp. (Banks)	7,020	232,783
Berkshire Hathaway, Inc. - Class B* (Insurance)	17,940	1,582,308
BioMed Realty Trust, Inc. (REIT)	1,560	29,203
BlackRock, Inc. (Diversified Financial Services)	1,170	208,611
BOK Financial Corp. (Banks)	390	23,049
Boston Properties, Inc. (REIT)	1,560	172,552
Brandywine Realty Trust (REIT)	1,560	19,016
BRE Properties, Inc. - Class A (REIT)	780	36,574
Brown & Brown, Inc. (Insurance)	1,170	30,502
Camden Property Trust (REIT)	780	50,302
Capital One Financial Corp. (Banks)	5,850	333,508
CapitalSource, Inc. (Banks)	2,340	17,737
Capitol Federal Financial, Inc. (Savings & Loans)	1,560	18,658
Cash America International, Inc. (Retail)	390	15,042
Cathay Bancorp, Inc. (Banks)	780	13,463
CBL & Associates Properties, Inc. (REIT)	1,560	33,290
CBOE Holdings, Inc. (Diversified Financial Services)	780	22,948
CBRE Group, Inc. - Class A* (Real Estate)	3,120	57,439
Chimera Investment Corp. (REIT)	10,140	27,479
Cincinnati Financial Corp. (Insurance)	1,560	59,108
CIT Group, Inc.* (Banks)	1,950	76,811
Citigroup, Inc. (Banks)	28,860	944,299
City National Corp. (Banks)	390	20,089
CME Group, Inc. (Diversified Financial Services)	3,120	178,776
CNO Financial Group, Inc. (Insurance)	2,340	22,581
Colonial Properties Trust (REIT)	780	16,419
Comerica, Inc. (Banks)	1,950	60,548
Commerce Bancshares, Inc. (Banks)	780	31,457
CommonWealth REIT (REIT)	780	11,357
Corporate Office Properties Trust (REIT)	780	18,697
Cullen/Frost Bankers, Inc. (Banks)	780	44,795
CYS Investments, Inc. (REIT)	1,560	21,980
DCT Industrial Trust, Inc. (REIT)	2,340	15,140
DDR Corp. (REIT)	2,340	35,942
DiamondRock Hospitality Co. (REIT)	1,950	18,779
Digital Realty Trust, Inc. (REIT)	1,170	81,724
Discover Financial Services (Diversified Financial Services)	5,070	201,431
Douglas Emmett, Inc. (REIT)	1,170	26,992
Duke Realty Corp. (REIT)	2,730	40,131
DuPont Fabros Technology, Inc. (REIT)	780	19,695
E*TRADE Financial Corp.* (Diversified Financial Services)	2,340	20,615
East West Bancorp, Inc. (Banks)	1,560	32,947
EastGroup Properties, Inc. (REIT)	390	20,748
Eaton Vance Corp. (Diversified Financial Services)	1,170	33,883
Endurance Specialty Holdings, Ltd. (Insurance)	390	15,015
Entertainment Properties Trust (REIT)	390	17,328
Equifax, Inc. (Commercial Services)	1,170	54,499
Equity Lifestyle Properties, Inc. (REIT)	390	26,567
Equity Residential (REIT)	3,120	179,494
Erie Indemnity Co. - Class A (Insurance)	390	25,065
Essex Property Trust, Inc. (REIT)	390	57,814
Everest Re Group, Ltd. (Insurance)	390	41,714
Extra Space Storage, Inc. (REIT)	780	25,935
EZCORP, Inc. - Class A* (Retail)	390	8,943
F.N.B. Corp. (Banks)	1,560	17,488

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federal Realty Investment Trust (REIT)	780	$82,134
Federated Investors, Inc. - Class B (Diversified Financial Services)	780	16,138
Fidelity National Title Group, Inc. - Class A (Insurance)	1,950	41,711
Fifth Third Bancorp (Banks)	8,970	139,125
First American Financial Corp. (Insurance)	1,170	25,354
First Financial Bankshares, Inc. (Banks)	390	14,052
First Horizon National Corp. (Banks)	2,340	22,538
First Midwest Bancorp, Inc. (Banks)	780	9,789
First Niagara Financial Group, Inc. (Savings & Loans)	3,510	28,396
First Republic Bank (Banks)	780	26,879
FirstMerit Corp. (Banks)	1,170	17,234
Forest City Enterprises, Inc. - Class A* (Real Estate)	1,170	18,545
Franklin Resources, Inc. (Diversified Financial Services)	1,170	146,332
Franklin Street Properties Corp. (REIT)	780	8,635
Fulton Financial Corp. (Banks)	1,950	19,227
General Growth Properties, Inc. (REIT)	4,290	83,569
Genworth Financial, Inc. - Class A* (Insurance)	4,680	24,476
Glacier Bancorp, Inc. (Banks)	780	12,152
Greenhill & Co., Inc. (Diversified Financial Services)	390	20,183
Hancock Holding Co. (Banks)	780	24,141
Hanover Insurance Group, Inc. (Insurance)	390	14,531
Hartford Financial Services Group, Inc. (Insurance)	4,290	83,398
Hatteras Financial Corp. (REIT)	780	21,988
HCC Insurance Holdings, Inc. (Insurance)	1,170	39,651
HCP, Inc. (REIT)	4,290	190,819
Health Care REIT, Inc. (REIT)	2,730	157,657
Healthcare Realty Trust, Inc. (REIT)	780	17,979
Highwoods Properties, Inc. (REIT)	780	25,444
Home Properties, Inc. (REIT)	390	23,895
Horace Mann Educators Corp. (Insurance)	390	7,063
Hospitality Properties Trust (REIT)	1,170	27,823
Host Hotels & Resorts, Inc. (REIT)	7,020	112,671
Hudson City Bancorp, Inc. (Savings & Loans)	4,680	37,253
Huntington Bancshares, Inc. (Banks)	8,580	59,202
IBERIABANK Corp. (Banks)	390	17,862
IntercontinentalExchange, Inc.* (Diversified Financial Services)	780	104,060
International Bancshares Corp. (Banks)	390	7,430
Invesco Mortgage Capital, Inc. (REIT)	1,170	23,552
Invesco, Ltd. (Diversified Financial Services)	4,290	107,207
J.P. Morgan Chase & Co. (Banks)	37,440	1,515,571
Janus Capital Group, Inc. (Diversified Financial Services)	1,950	18,408
Jefferies Group, Inc. (Diversified Financial Services)	1,170	16,017
Jones Lang LaSalle, Inc. (Real Estate)	390	29,777
Kemper Corp. (Insurance)	390	11,977
KeyCorp (Banks)	9,360	81,806
Kilroy Realty Corp. (REIT)	780	34,928
Kimco Realty Corp. (REIT)	3,900	79,053
LaSalle Hotel Properties (REIT)	780	20,818
Legg Mason, Inc. (Diversified Financial Services)	1,170	28,876
Lexington Realty Trust (REIT)	1,170	11,302
Liberty Property Trust (REIT)	1,170	42,401
Lincoln National Corp. (Insurance)	2,730	66,039
Loews Corp. (Insurance)	3,120	128,731
M&T Bank Corp. (Banks)	1,170	111,337
Mack-Cali Realty Corp. (REIT)	780	20,748
Marsh & McLennan Cos., Inc. (Insurance)	5,460	185,258
MasterCard, Inc. - Class A (Commercial Services)	1,170	528,232
MB Financial, Inc. (Banks)	390	7,703
MBIA, Inc.* (Insurance)	1,560	15,803
Mercury General Corp. (Insurance)	390	15,074
MetLife, Inc. (Insurance)	10,530	362,864
MFA Financial, Inc. (REIT)	3,510	29,835
Mid-America Apartment Communities, Inc. (REIT)	390	25,471
Montpelier Re Holdings, Ltd. (Insurance)	390	8,631
Moody’s Corp. (Commercial Services)	1,950	86,131
Morgan Stanley Dean Witter & Co. (Banks)	13,650	228,501
MSCI, Inc. - Class A* (Software)	1,170	41,874
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,170	27,255
National Penn Bancshares, Inc. (Banks)	1,170	10,659
National Retail Properties, Inc. (REIT)	1,170	35,685
New York Community Bancorp (Savings & Loans)	4,290	60,746
Northern Trust Corp. (Banks)	2,340	108,611
NYSE Euronext (Diversified Financial Services)	2,340	57,681
Ocwen Financial Corp.* (Diversified Financial Services)	1,170	32,070
Old National Bancorp (Banks)	1,170	15,924
Old Republic International Corp. (Insurance)	2,340	21,762
OMEGA Healthcare Investors, Inc. (REIT)	1,170	26,594
PacWest Bancorp (Banks)	390	9,114
PartnerRe, Ltd. (Insurance)	780	57,938
People’s United Financial, Inc. (Savings & Loans)	3,510	42,611
Piedmont Office Realty Trust, Inc. - Class A (REIT)	1,560	27,050
Platinum Underwriters Holdings, Ltd. (Insurance)	390	15,939
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,560	68,390
PNC Financial Services Group (Banks)	5,070	319,917

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Popular, Inc.* (Banks)	1,170	$20,393
Post Properties, Inc. (REIT)	390	18,704
Potlatch Corp. (REIT)	390	14,574
Principal Financial Group, Inc. (Insurance)	2,730	73,546
PrivateBancorp, Inc. (Banks)	390	6,236
ProAssurance Corp. (Insurance)	390	35,272
Progressive Corp. (Insurance)	5,460	113,240
Prologis, Inc. (REIT)	4,680	163,940
Prosperity Bancshares, Inc. (Banks)	390	16,622
Protective Life Corp. (Insurance)	780	20,444
Provident Financial Services, Inc. (Savings & Loans)	390	6,158
Prudential Financial, Inc. (Insurance)	4,680	255,107
Public Storage, Inc. (REIT)	1,560	217,105
Raymond James Financial Corp. (Diversified Financial Services)	1,170	42,881
Rayonier, Inc. (REIT)	1,170	57,342
Realty Income Corp. (REIT)	1,170	47,841
Redwood Trust, Inc. (REIT)	780	11,279
Regency Centers Corp. (REIT)	780	38,009
Regions Financial Corp. (Banks)	14,040	101,228
Reinsurance Group of America, Inc. (Insurance)	780	45,139
RenaissanceRe Holdings (Insurance)	390	30,046
SEI Investments Co. (Commercial Services)	1,170	25,097
Selective Insurance Group, Inc. (Insurance)	390	7,406
Senior Housing Properties Trust (REIT)	1,560	33,977
Signature Bank* (Banks)	390	26,161
Simon Property Group, Inc. (REIT)	3,120	473,647
SL Green Realty Corp. (REIT)	780	62,455
SLM Corp. (Diversified Financial Services)	4,680	73,570
Sovran Self Storage, Inc. (REIT)	390	22,562
St. Joe Co.* (Real Estate)	780	15,210
StanCorp Financial Group, Inc. (Insurance)	390	12,184
Starwood Property Trust, Inc. (REIT)	1,170	27,226
State Street Corp. (Banks)	4,680	196,373
Stifel Financial Corp.* (Diversified Financial Services)	390	13,104
Sunstone Hotel Investors, Inc.* (REIT)	1,170	12,870
SunTrust Banks, Inc. (Banks)	5,460	154,354
Susquehanna Bancshares, Inc. (Banks)	1,950	20,397
SVB Financial Group* (Banks)	390	23,579
Synovus Financial Corp. (Banks)	7,800	18,486
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,340	148,122
Tanger Factory Outlet Centers, Inc. (REIT)	780	25,217
Taubman Centers, Inc. (REIT)	780	59,849
TCF Financial Corp. (Banks)	1,560	18,626
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,340	35,966
Texas Capital Bancshares, Inc.* (Banks)	390	19,387
TFS Financial Corp.* (Savings & Loans)	780	7,075
The Charles Schwab Corp. (Diversified Financial Services)	10,920	139,667
The Chubb Corp. (Insurance)	2,730	208,244
The Goldman Sachs Group, Inc. (Banks)	4,290	487,687
The Howard Hughes Corp.* (Real Estate)	390	27,710
The Macerich Co. (REIT)	1,170	66,959
The Travelers Cos., Inc. (Insurance)	3,900	266,214
Torchmark Corp. (Insurance)	780	40,053
Tower Group, Inc. (Insurance)	390	7,562
Trustmark Corp. (Banks)	780	18,985
Two Harbors Investment Corp. (REIT)	2,730	32,078
U.S. Bancorp (Banks)	18,720	642,096
UDR, Inc. (REIT)	2,340	58,079
UMB Financial Corp. (Banks)	390	18,985
Umpqua Holdings Corp. (Banks)	1,170	15,081
United Bankshares, Inc. (Banks)	390	9,715
UnumProvident Corp. (Insurance)	2,730	52,471
Validus Holdings, Ltd. (Insurance)	780	26,450
Valley National Bancorp (Banks)	1,950	19,539
Ventas, Inc. (REIT)	2,730	169,942
Visa, Inc. - Class A (Commercial Services)	5,070	680,800
Vornado Realty Trust (REIT)	1,560	126,438
W.R. Berkley Corp. (Insurance)	1,170	43,863
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	780	25,561
Washington Federal, Inc. (Savings & Loans)	1,170	19,516
Washington REIT (REIT)	780	20,920
Webster Financial Corp. (Banks)	780	18,486
Weingarten Realty Investors (REIT)	1,170	32,889
Wells Fargo & Co. (Banks)	48,360	1,669,871
Westamerica Bancorp (Banks)	390	18,350
Western Union Co. (Commercial Services)	5,850	106,587
Weyerhaeuser Co. (REIT)	5,460	142,724
Willis Group Holdings PLC (Insurance)	1,560	57,595
Wintrust Financial Corp. (Banks)	390	14,652
XL Group PLC (Insurance)	3,120	74,974
Zions Bancorp (Banks)	1,950	40,277

TOTAL COMMON STOCKS (Cost $14,528,808)		24,565,406

TOTAL INVESTMENT SECURITIES (Cost $14,528,808) — 100.1%		24,565,406
Net other assets (liabilities) — (0.1)%		(20,101)

NET ASSETS — 100.0%		$24,545,305

*              Non-income producing security

ProFund VP Financials invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Banks	$9,474,488	38.6%
Commercial Services	1,481,346	6.0%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Diversified Financial Services	$2,432,262	9.9%
Forest Products & Paper	68,390	0.3%
Insurance	5,764,400	23.5%
Investment Companies	18,299	0.1%
REIT	4,872,045	19.8%
Real Estate	160,198	0.7%
Retail	23,985	0.1%
Savings & Loans	228,119	0.9%
Software	41,874	0.2%
Other**	(20,101)	(0.1)%
Total	$24,545,305	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (99.5%)
Abbott Laboratories (Pharmaceuticals)	33,573	$2,301,765
Acorda Therapeutics, Inc.* (Biotechnology)	722	18,490
Aetna, Inc. (Healthcare - Services)	7,220	285,912
Alere, Inc.* (Healthcare - Products)	1,805	35,179
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,971	454,282
Align Technology, Inc.* (Healthcare - Products)	1,444	53,385
Alkermes PLC* (Pharmaceuticals)	2,527	52,435
Allergan, Inc. (Pharmaceuticals)	6,498	595,087
AMERIGROUP Corp.* (Healthcare - Services)	1,083	99,019
Amgen, Inc. (Biotechnology)	16,606	1,400,218
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,610	87,452
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,083	26,490
Bard (C.R.), Inc. (Healthcare - Products)	1,805	188,893
Baxter International, Inc. (Healthcare - Products)	11,913	717,877
Becton, Dickinson & Co. (Healthcare - Products)	4,332	340,322
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	361	38,526
Biogen Idec, Inc.* (Biotechnology)	5,054	754,208
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,527	101,762
Boston Scientific Corp.* (Healthcare - Products)	30,324	174,060
Bristol-Myers Squibb Co. (Pharmaceuticals)	36,100	1,218,375
Brookdale Senior Living, Inc.* (Healthcare - Services)	2,166	50,295
CareFusion Corp.* (Healthcare - Products)	4,693	133,234
Celgene Corp.* (Biotechnology)	9,386	717,090
Centene Corp.* (Healthcare - Services)	1,083	40,515
Cepheid, Inc.* (Healthcare - Products)	1,444	49,832
Charles River Laboratories International, Inc.* (Biotechnology)	1,083	42,887
CIGNA Corp. (Healthcare - Services)	6,137	289,482
Community Health Systems, Inc.* (Healthcare - Services)	1,805	52,598
Covance, Inc.* (Healthcare - Services)	1,083	50,565
Coventry Health Care, Inc. (Healthcare - Services)	2,888	120,401
Covidien PLC (Healthcare - Products)	10,469	622,068
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,444	68,850
DaVita, Inc.* (Healthcare - Services)	1,805	187,016
Dendreon Corp.* (Biotechnology)	3,249	15,693
DENTSPLY International, Inc. (Healthcare - Products)	2,888	110,148
Edwards Lifesciences Corp.* (Healthcare - Products)	2,527	271,324
Eli Lilly & Co. (Pharmaceuticals)	22,021	1,044,016
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,527	80,156
Express Scripts Holding Co.* (Pharmaceuticals)	17,328	1,085,946
Forest Laboratories, Inc.* (Pharmaceuticals)	5,054	179,973
Gilead Sciences, Inc.* (Biotechnology)	16,245	1,077,531
Haemonetics Corp.* (Healthcare - Products)	722	57,904
HCA Holdings, Inc. (Healthcare - Services)	3,610	120,032
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,415	45,432
Health Net, Inc.* (Healthcare - Services)	1,805	40,631
HEALTHSOUTH Corp.* (Healthcare - Services)	2,166	52,114
Henry Schein, Inc.* (Healthcare - Products)	1,805	143,082
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,444	41,963
HMS Holdings Corp.* (Commercial Services)	1,805	60,341
Hologic, Inc.* (Healthcare - Products)	5,776	116,906
Hospira, Inc.* (Healthcare - Products)	3,610	118,480
Humana, Inc. (Healthcare - Services)	3,610	253,241
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,083	107,596
Illumina, Inc.* (Biotechnology)	2,527	121,801
Impax Laboratories, Inc.* (Pharmaceuticals)	1,444	37,486
Incyte Corp.* (Biotechnology)	2,888	52,128
Intuitive Surgical, Inc.* (Healthcare - Products)	722	357,845
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,166	30,476
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,083	61,742
Johnson & Johnson (Healthcare - Products)	59,204	4,079,748
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,166	200,290
Life Technologies Corp.* (Biotechnology)	3,610	176,457
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,083	46,331
Magellan Health Services, Inc.* (Healthcare - Services)	722	37,262
Masimo Corp.* (Healthcare - Products)	1,083	26,187
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,444	62,482
Medivation, Inc.* (Pharmaceuticals)	1,444	81,384
Mednax, Inc.* (Healthcare - Services)	1,083	80,629
Medtronic, Inc. (Healthcare - Products)	22,021	949,546
Merck & Co., Inc. (Pharmaceuticals)	65,341	2,946,879
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,664	211,402
Myriad Genetics, Inc.* (Biotechnology)	1,805	48,717
Nektar Therapeutics* (Pharmaceuticals)	2,527	26,988
NuVasive, Inc.* (Healthcare - Products)	1,083	24,812

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,444	$122,018
Owens & Minor, Inc. (Distribution/Wholesale)	1,444	43,147
PAREXEL International Corp.* (Commercial Services)	1,444	44,417
Patterson Cos., Inc. (Healthcare - Products)	1,805	61,803
PDL BioPharma, Inc. (Biotechnology)	2,888	22,209
Perrigo Co. (Pharmaceuticals)	1,805	209,687
Pfizer, Inc. (Pharmaceuticals)	160,645	3,992,028
Pharmacyclics, Inc.* (Pharmaceuticals)	1,083	69,854
PSS World Medical, Inc.* (Healthcare - Products)	1,083	24,671
Quest Diagnostics, Inc. (Healthcare - Services)	3,249	206,084
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,444	26,714
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,444	220,441
ResMed, Inc. (Healthcare - Products)	2,888	116,877
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,083	45,854
Seattle Genetics, Inc.* (Biotechnology)	2,166	58,374
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,083	61,688
St. Jude Medical, Inc. (Healthcare - Products)	6,859	288,970
STERIS Corp. (Healthcare - Products)	1,083	38,414
Stryker Corp. (Healthcare - Products)	6,137	341,585
Techne Corp. (Healthcare - Products)	722	51,941
Teleflex, Inc. (Healthcare - Products)	722	49,702
Tenet Healthcare Corp.* (Healthcare - Services)	9,025	56,587
The Cooper Cos., Inc. (Healthcare - Products)	1,083	102,300
Theravance, Inc.* (Pharmaceuticals)	1,444	37,414
Thermo Fisher Scientific, Inc. (Electronics)	7,942	467,228
Thoratec Corp.* (Healthcare - Products)	1,444	49,962
United Therapeutics Corp.* (Biotechnology)	1,083	60,518
UnitedHealth Group, Inc. (Healthcare - Services)	22,021	1,220,184
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,805	82,543
Varian Medical Systems, Inc.* (Healthcare - Products)	2,527	152,429
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,693	262,573
ViroPharma, Inc.* (Pharmaceuticals)	1,444	43,638
VIVUS, Inc.* (Pharmaceuticals)	2,166	38,598
Volcano Corp.* (Healthcare - Products)	1,083	30,941
Warner Chilcott PLC - Class A (Pharmaceuticals)	3,610	48,735
Waters Corp.* (Electronics)	1,805	150,411
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,888	245,942
WellCare Health Plans, Inc.* (Healthcare - Services)	1,083	61,244
WellPoint, Inc. (Healthcare - Services)	6,859	397,891
West Pharmaceutical Services, Inc. (Healthcare - Products)	722	38,317
Zimmer Holdings, Inc. (Healthcare - Products)	3,610	244,108

TOTAL COMMON STOCKS (Cost $21,214,673)		35,939,712

	Principal Amount	Value
Repurchase Agreements(a) (0.9%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $338,003	$338,000	$338,000

TOTAL REPURCHASE AGREEMENTS (Cost $338,000)		338,000

TOTAL INVESTMENT SECURITIES (Cost $21,552,673) — 100.4%		36,277,712
Net other assets (liabilities) — (0.4)%		(142,505)

NET ASSETS — 100.0%		$36,135,207

*                                         Non-income producing security

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Biotechnology	$5,698,445	15.8%
Commercial Services	104,758	0.3%
Distribution/Wholesale	43,147	0.1%
Electronics	617,639	1.7%
Healthcare - Products	10,374,099	28.7%
Healthcare - Services	4,076,298	11.3%
Pharmaceuticals	15,025,326	41.6%
Other**	195,495	0.5%
Total	$36,135,207	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	3,780	$349,348
ABM Industries, Inc. (Commercial Services)	324	6,133
Acacia Research Corp.* (Media)	324	8,881
Accenture PLC - Class A (Computers)	3,672	257,150
Actuant Corp. - Class A (Miscellaneous Manufacturing)	432	12,364
Acuity Brands, Inc. (Electrical Components & Equipment)	216	13,671
Aecom Technology Corp.* (Engineering & Construction)	648	13,712
Aegion Corp.* (Engineering & Construction)	216	4,139
AGCO Corp.* (Machinery - Diversified)	540	25,639
Agilent Technologies, Inc. (Electronics)	2,052	78,899
Air Lease Corp.* (Diversified Financial Services)	432	8,813
Alliance Data Systems Corp.* (Commercial Services)	324	45,992
Alliant Techsystems, Inc. (Aerospace/Defense)	216	10,824
Ametek, Inc. (Electrical Components & Equipment)	1,404	49,772
Amphenol Corp. - Class A (Electronics)	972	57,231
Anixter International, Inc. (Telecommunications)	108	6,206
Applied Industrial Technologies, Inc. (Machinery - Diversified)	216	8,949
AptarGroup, Inc. (Miscellaneous Manufacturing)	432	22,339
Arrow Electronics, Inc.* (Electronics)	648	21,844
Automatic Data Processing, Inc. (Commercial Services)	2,808	164,717
Avnet, Inc.* (Electronics)	864	25,134
Babcock & Wilcox Co.* (Machinery - Diversified)	648	16,505
Ball Corp. (Packaging & Containers)	864	36,556
BE Aerospace, Inc.* (Aerospace/Defense)	648	27,281
Belden, Inc. (Electrical Components & Equipment)	216	7,966
Bemis Co., Inc. (Packaging & Containers)	648	20,393
Benchmark Electronics, Inc.* (Electronics)	324	4,947
Boeing Co. (Aerospace/Defense)	3,996	278,201
Brady Corp. - Class A (Electronics)	324	9,487
Broadridge Financial Solutions, Inc. (Software)	756	17,637
C.H. Robinson Worldwide, Inc. (Transportation)	972	56,911
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	324	16,822
Caterpillar, Inc. (Machinery - Construction & Mining)	3,780	325,231
Cintas Corp. (Textiles)	648	26,860
Clarcor, Inc. (Miscellaneous Manufacturing)	324	14,460
Clean Harbors, Inc.* (Environmental Control)	324	15,827
Cognex Corp. (Machinery - Diversified)	216	7,469
Coinstar, Inc.* (Retail)	216	9,716
Con-way, Inc. (Transportation)	324	8,868
Convergys Corp. (Commercial Services)	648	10,154
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	972	72,958
CoreLogic, Inc.* (Commercial Services)	648	17,191
Corrections Corp. of America (Commercial Services)	540	18,063
CoStar Group, Inc.* (Commercial Services)	108	8,806
Covanta Holding Corp. (Energy - Alternate Sources)	756	12,973
Crane Co. (Miscellaneous Manufacturing)	324	12,937
Crown Holdings, Inc.* (Packaging & Containers)	864	31,752
CSX Corp. (Transportation)	6,048	125,496
Cummins, Inc. (Machinery - Diversified)	1,080	99,587
Curtiss-Wright Corp. (Aerospace/Defense)	324	10,595
Danaher Corp. (Miscellaneous Manufacturing)	3,456	190,598
Deere & Co. (Machinery - Diversified)	2,268	187,087
Deluxe Corp. (Commercial Services)	324	9,901
Donaldson Co., Inc. (Miscellaneous Manufacturing)	756	26,241
Dover Corp. (Miscellaneous Manufacturing)	1,080	64,249
Eagle Materials, Inc. (Building Materials)	216	9,992
Eaton Corp. (Miscellaneous Manufacturing)	1,944	91,873
Ecolab, Inc. (Chemicals)	1,512	97,993
EMCOR Group, Inc. (Engineering & Construction)	432	12,329
Emerson Electric Co. (Electrical Components & Equipment)	4,212	203,313
EnerSys* (Electrical Components & Equipment)	324	11,434
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	108	4,196
Esterline Technologies Corp.* (Aerospace/Defense)	216	12,126
Euronet Worldwide, Inc.* (Commercial Services)	324	6,088
Exelis, Inc. (Aerospace/Defense)	1,080	11,167
Expeditors International of Washington, Inc. (Transportation)	1,188	43,196
Fastenal Co. (Distribution/Wholesale)	1,620	69,644
FedEx Corp. (Transportation)	1,728	146,223
FEI Co. (Electronics)	216	11,556
Fidelity National Information Services, Inc. (Software)	1,512	47,205
Fiserv, Inc.* (Software)	756	55,967
FLIR Systems, Inc. (Electronics)	864	17,258

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	324	$41,388
Fluor Corp. (Engineering & Construction)	972	54,704
Fortune Brands Home & Security, Inc.* (Building Materials)	972	26,254
Forward Air Corp. (Transportation)	216	6,569
Foster Wheeler AG* (Engineering & Construction)	648	15,526
FTI Consulting, Inc.* (Commercial Services)	216	5,763
Gardner Denver, Inc. (Machinery - Diversified)	324	19,573
GATX Corp. (Trucking & Leasing)	324	13,751
General Cable Corp.* (Electrical Components & Equipment)	324	9,519
General Dynamics Corp. (Aerospace/Defense)	1,944	128,537
General Electric Co. (Miscellaneous Manufacturing)	61,884	1,405,386
Genesee & Wyoming, Inc. - Class A* (Transportation)	216	14,442
Genpact, Ltd. (Commercial Services)	756	12,610
Global Payments, Inc. (Commercial Services)	432	18,071
Graco, Inc. (Machinery - Diversified)	324	16,291
GrafTech International, Ltd.* (Electrical Components & Equipment)	756	6,796
Granite Construction, Inc. (Engineering & Construction)	216	6,203
Greif, Inc. - Class A (Packaging & Containers)	216	9,543
Harsco Corp. (Miscellaneous Manufacturing)	432	8,869
Hexcel Corp.* (Miscellaneous Manufacturing)	540	12,971
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,536	271,026
Hub Group, Inc. - Class A* (Transportation)	216	6,411
Hubbell, Inc. - Class B (Electrical Components & Equipment)	324	26,160
Huntington Ingalls Industries, Inc.* (Shipbuilding)	324	13,624
IDEX Corp. (Machinery - Diversified)	540	22,556
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,484	147,723
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,728	77,449
IPG Photonics Corp.* (Telecommunications)	216	12,377
Iron Mountain, Inc. (Commercial Services)	864	29,471
Itron, Inc.* (Electronics)	216	9,320
ITT Corp. (Miscellaneous Manufacturing)	540	10,881
J.B. Hunt Transport Services, Inc. (Transportation)	540	28,102
Jabil Circuit, Inc. (Electronics)	1,080	20,218
Jack Henry & Associates, Inc. (Computers)	540	20,466
Jacobs Engineering Group, Inc.* (Engineering & Construction)	756	30,565
Joy Global, Inc. (Machinery - Construction & Mining)	648	36,327
Kaman Corp. (Aerospace/Defense)	108	3,873
Kansas City Southern Industries, Inc. (Transportation)	648	49,105
Kaydon Corp. (Metal Fabricate/Hardware)	216	4,825
KBR, Inc. (Engineering & Construction)	864	25,764
Kennametal, Inc. (Hand/Machine Tools)	432	16,019
Kirby Corp.* (Transportation)	324	17,911
Knight Transportation, Inc. (Transportation)	324	4,633
L-3 Communications Holdings, Inc. (Aerospace/Defense)	540	38,723
Landstar System, Inc. (Transportation)	324	15,319
Lender Processing Services, Inc. (Commercial Services)	540	15,061
Lennox International, Inc. (Building Materials)	324	15,669
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	540	21,087
LinkedIn Corp. - Class A* (Internet)	432	52,013
Littelfuse, Inc. (Electrical Components & Equipment)	108	6,106
Lockheed Martin Corp. (Aerospace/Defense)	1,620	151,276
Louisiana-Pacific Corp.* (Building Materials)	756	9,450
Manitowoc Co. (Machinery - Diversified)	756	10,085
Manpower, Inc. (Commercial Services)	432	15,898
Martin Marietta Materials (Building Materials)	216	17,900
Masco Corp. (Building Materials)	2,052	30,883
Matson, Inc. (Transportation)	216	4,517
MAXIMUS, Inc. (Commercial Services)	216	12,899
MDU Resources Group, Inc. (Electric)	1,080	23,803
MeadWestvaco Corp. (Forest Products & Paper)	972	29,743
Mettler Toledo International, Inc.* (Electronics)	216	36,880
Mine Safety Appliances Co. (Environmental Control)	216	8,050
Molex, Inc. (Electrical Components & Equipment)	756	19,868
Monster Worldwide, Inc.* (Commercial Services)	648	4,750
Moog, Inc. - Class A* (Aerospace/Defense)	216	8,180
MSC Industrial Direct Co. - Class A (Retail)	324	21,857
Mueller Industries, Inc. (Metal Fabricate/Hardware)	216	9,821
National Instruments Corp. (Electronics)	540	13,592

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navistar International Corp.* (Auto Manufacturers)	432	$9,111
NeuStar, Inc.* (Telecommunications)	432	17,293
Nordson Corp. (Machinery - Diversified)	324	18,993
Norfolk Southern Corp. (Transportation)	1,836	116,825
Northrop Grumman Corp. (Aerospace/Defense)	1,404	93,268
Old Dominion Freight Line, Inc.* (Transportation)	432	13,029
Orbital Sciences Corp.* (Aerospace/Defense)	324	4,717
Oshkosh Truck Corp.* (Auto Manufacturers)	540	14,812
Owens Corning, Inc.* (Building Materials)	648	21,682
Owens-Illinois, Inc.* (Packaging & Containers)	972	18,235
PACCAR, Inc. (Auto Manufacturers)	2,052	82,131
Packaging Corp. of America (Packaging & Containers)	540	19,602
Pall Corp. (Miscellaneous Manufacturing)	648	41,141
Parker Hannifin Corp. (Miscellaneous Manufacturing)	864	72,213
Paychex, Inc. (Commercial Services)	1,944	64,716
Pentair, Inc. (Miscellaneous Manufacturing)	540	24,035
PerkinElmer, Inc. (Electronics)	648	19,097
PHH Corp.* (Commercial Services)	324	6,593
Plexus Corp.* (Electronics)	216	6,543
Precision Castparts Corp. (Metal Fabricate/Hardware)	864	141,126
Quanta Services, Inc.* (Commercial Services)	1,296	32,011
R.R. Donnelley & Sons Co. (Commercial Services)	1,080	11,448
Raytheon Co. (Aerospace/Defense)	1,944	111,119
Regal-Beloit Corp. (Hand/Machine Tools)	216	15,224
Republic Services, Inc. (Environmental Control)	1,728	47,537
Resources Connection, Inc. (Commercial Services)	216	2,832
Robbins & Myers, Inc. (Machinery - Diversified)	216	12,874
Robert Half International, Inc. (Commercial Services)	864	23,008
Rock-Tenn Co. - Class A (Packaging & Containers)	432	31,182
Rockwell Automation, Inc. (Machinery - Diversified)	864	60,091
Rockwell Collins, Inc. (Aerospace/Defense)	864	46,345
Roper Industries, Inc. (Machinery - Diversified)	540	59,341
Ryder System, Inc. (Transportation)	324	12,655
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	108	3,040
Sealed Air Corp. (Packaging & Containers)	972	15,027
Shaw Group, Inc.* (Engineering & Construction)	432	18,844
Sherwin-Williams Co. (Chemicals)	540	80,411
Silgan Holdings, Inc. (Packaging & Containers)	324	14,097
Simpson Manufacturing Co., Inc. (Building Materials)	216	6,182
Smith Corp. (Miscellaneous Manufacturing)	216	12,429
Sonoco Products Co. (Packaging & Containers)	540	16,735
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	648	14,392
SPX Corp. (Miscellaneous Manufacturing)	324	21,193
Stericycle, Inc.* (Environmental Control)	540	48,881
TE Connectivity, Ltd. (Electronics)	2,484	84,481
Teekay Shipping Corp. (Transportation)	216	6,739
Teledyne Technologies, Inc.* (Aerospace/Defense)	216	13,692
Terex Corp.* (Machinery - Construction & Mining)	648	14,632
Tetra Tech, Inc.* (Environmental Control)	324	8,508
Texas Industries, Inc.* (Building Materials)	108	4,390
Textron, Inc. (Miscellaneous Manufacturing)	1,620	42,395
The Brink’s Co. (Miscellaneous Manufacturing)	324	8,324
The Corporate Executive Board Co. (Commercial Services)	216	11,584
The Geo Group, Inc. (Commercial Services)	324	8,965
The Timken Co. (Metal Fabricate/Hardware)	432	16,053
The Valspar Corp. (Chemicals)	540	30,294
Toro Co. (Housewares)	324	12,889
Total System Services, Inc. (Commercial Services)	972	23,036
Towers Watson & Co. - Class A (Commercial Services)	324	17,188
TransDigm Group, Inc.* (Aerospace/Defense)	216	30,644
Trimble Navigation, Ltd.* (Electronics)	756	36,031
Trinity Industries, Inc. (Miscellaneous Manufacturing)	432	12,947
Triumph Group, Inc. (Aerospace/Defense)	324	20,260
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,700	151,902
Union Pacific Corp. (Transportation)	2,808	333,310
United Parcel Service, Inc. - Class B (Transportation)	4,212	301,453
United Rentals, Inc.* (Commercial Services)	540	17,663
United Stationers, Inc. (Distribution/Wholesale)	216	5,620
United Technologies Corp. (Aerospace/Defense)	4,968	388,945
Universal Display Corp.* (Electrical Components & Equipment)	216	7,426

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
URS Corp. (Engineering & Construction)	432	$15,254
USG Corp.* (Building Materials)	540	11,853
UTI Worldwide, Inc. (Transportation)	648	8,729
Valmont Industries, Inc. (Metal Fabricate/Hardware)	108	14,202
Veeco Instruments, Inc.* (Semiconductors)	216	6,484
Verisk Analytics, Inc. - Class A* (Commercial Services)	864	41,135
Vishay Intertechnology, Inc.* (Electronics)	756	7,431
Vulcan Materials Co. (Mining)	756	35,759
W.W. Grainger, Inc. (Distribution/Wholesale)	324	67,512
Wabtec Corp. (Machinery - Diversified)	324	26,014
Waste Connections, Inc. (Environmental Control)	756	22,869
Waste Management, Inc. (Environmental Control)	2,592	83,151
Watsco, Inc. (Distribution/Wholesale)	216	16,371
Werner Enterprises, Inc. (Transportation)	216	4,616
WESCO International, Inc.* (Distribution/Wholesale)	216	12,355
Woodward, Inc. (Electronics)	324	11,009
World Fuel Services Corp. (Retail)	432	15,383
Wright Express Corp.* (Commercial Services)	216	15,059
Xylem, Inc. (Machinery - Diversified)	1,080	27,162
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	324	12,163

TOTAL COMMON STOCKS (Cost $5,634,325)		10,739,986

TOTAL INVESTMENT SECURITIES (Cost $5,634,325) — 99.8%		10,739,986
Net other assets (liabilities) — 0.2%		21,021

NET ASSETS — 100.0%		$10,761,007

*              Non-income producing security

ProFund VP Industrials invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$1,404,165	13.1%
Auto Manufacturers	106,054	1.0%
Building Materials	154,255	1.4%
Chemicals	208,698	1.9%
Commercial Services	676,806	6.3%
Computers	277,616	2.6%
Distribution/Wholesale	171,502	1.6%
Diversified Financial Services	8,813	0.1%
Electrical Components & Equipment	362,031	3.4%
Electronics	470,958	4.4%
Energy - Alternate Sources	12,973	0.1%
Engineering & Construction	197,040	1.8%
Environmental Control	234,823	2.2%
Electric	23,803	0.2%
Forest Products & Paper	29,743	0.3%
Hand/Machine Tools	52,330	0.5%
Housewares	12,889	0.1%
Internet	52,013	0.5%
Iron/Steel	3,040	NM
Machinery - Construction & Mining	376,190	3.5%
Machinery - Diversified	671,767	6.2%
Media	8,881	0.1%
Metal Fabricate/Hardware	186,027	1.7%
Mining	35,759	0.3%
Miscellaneous Manufacturing	3,199,269	29.8%
Packaging & Containers	213,122	2.0%
Retail	46,956	0.4%
Semiconductors	6,484	0.1%
Shipbuilding	13,624	0.1%
Software	120,809	1.1%
Telecommunications	35,876	0.3%
Textiles	26,860	0.2%
Transportation	1,325,059	12.4%
Trucking & Leasing	13,751	0.1%
Other**	21,021	0.2%
Total	$10,761,007	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (98.7%)
Akamai Technologies, Inc.* (Internet)	3,400	$130,084
Allscripts Healthcare Solutions, Inc.* (Software)	6,698	83,256
Amazon.com, Inc.* (Internet)	1,394	354,522
Ariba, Inc.* (Software)	2,414	108,147
Concur Technologies, Inc.* (Software)	1,292	95,259
DealerTrack Holdings, Inc.* (Internet)	2,210	61,549
Digital River, Inc.* (Internet)	2,720	45,315
E*TRADE Financial Corp.* (Diversified Financial Services)	8,806	77,581
EarthLink, Inc. (Internet)	7,106	50,595
eBay, Inc.* (Internet)	6,154	297,915
Ebix, Inc. (Software)	2,108	49,770
Equinix, Inc.* (Internet)	748	154,125
Expedia, Inc. (Internet)	2,074	119,960
Facebook, Inc. - Class A* (Internet)	7,446	161,206
Google, Inc. - Class A* (Internet)	680	513,060
IAC/InterActiveCorp (Internet)	2,040	106,202
j2 Global, Inc. (Computers)	2,108	69,185
Juniper Networks, Inc.* (Telecommunications)	7,956	136,127
LinkedIn Corp. - Class A* (Internet)	1,156	139,182
Monster Worldwide, Inc.* (Commercial Services)	6,766	49,595
Netflix, Inc.* (Internet)	1,632	88,846
NETGEAR, Inc.* (Telecommunications)	1,734	66,135
NetSuite, Inc.* (Software)	1,156	73,753
OpenTable, Inc.* (Internet)	2,244	93,350
Priceline.com, Inc.* (Internet)	374	231,405
Rackspace Hosting, Inc.* (Internet)	2,040	134,824
Salesforce.com, Inc.* (Software)	1,292	197,276
Sapient Corp.* (Internet)	5,814	61,977
Sonus Networks, Inc.* (Telecommunications)	22,100	41,548
TD Ameritrade Holding Corp. (Diversified Financial Services)	5,882	90,406
Tibco Software, Inc.* (Internet)	3,604	108,949
TripAdvisor, Inc.* (Internet)	2,856	94,048
United Online, Inc. (Internet)	7,650	42,228
ValueClick, Inc.* (Internet)	3,638	62,537
VeriSign, Inc.* (Internet)	2,822	137,403
VirnetX Holding Corp.* (Internet)	2,176	55,336
Vocus, Inc.* (Internet)	1,938	38,876
WebMD Health Corp.* (Internet)	3,434	48,179
Websense, Inc.* (Internet)	2,788	43,632
Yahoo!, Inc.* (Internet)	11,900	190,103

TOTAL COMMON STOCKS (Cost $2,060,587)		4,703,446

	Principal Amount	Value
Repurchase Agreements(a) (1.9%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $90,001	$90,000	$90,000

TOTAL REPURCHASE AGREEMENTS (Cost $90,000)		90,000

TOTAL INVESTMENT SECURITIES (Cost $2,150,587) — 100.6%		4,793,446
Net other assets (liabilities) — (0.6)%		(27,340)

NET ASSETS — 100.0%		$4,766,106

*                                         Non-income producing security

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Commercial Services	$49,595	1.0%
Computers	69,185	1.5%
Diversified Financial Services	167,987	3.5%
Internet	3,565,408	74.9%
Software	607,461	12.7%
Telecommunications	243,810	5.1%
Other**	62,660	1.3%
Total	$4,766,106	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (91.6%)
Anadarko Petroleum Corp. (Oil & Gas)	18,291	$1,278,907
Apache Corp. (Oil & Gas)	14,469	1,251,134
Atwood Oceanics, Inc.* (Oil & Gas)	2,184	99,263
Baker Hughes, Inc. (Oil & Gas Services)	16,107	728,520
Berry Petroleum Co. - Class A (Oil & Gas)	1,638	66,552
Bill Barrett Corp.* (Oil & Gas)	1,638	40,573
Bristow Group, Inc. (Transportation)	1,365	69,001
Cabot Oil & Gas Corp. (Oil & Gas)	7,644	343,216
Cameron International Corp.* (Oil & Gas Services)	9,009	505,135
CARBO Ceramics, Inc. (Oil & Gas Services)	819	51,532
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,365	34,139
Chart Industries, Inc.* (Machinery - Diversified)	1,092	80,644
Cheniere Energy, Inc.* (Oil & Gas)	7,917	123,109
Chesapeake Energy Corp. (Oil & Gas)	19,110	360,606
Chevron Corp. (Oil & Gas)	71,799	8,368,892
Cimarex Energy Co. (Oil & Gas)	3,276	191,810
Cobalt International Energy, Inc.* (Oil & Gas)	6,552	145,913
Comstock Resources, Inc.* (Oil & Gas)	1,638	30,106
Concho Resources, Inc.* (Oil & Gas)	3,822	362,135
ConocoPhillips (Oil & Gas)	44,499	2,544,453
Continental Resources, Inc.* (Oil & Gas)	2,184	167,950
Core Laboratories N.V. (Oil & Gas Services)	1,638	198,984
Denbury Resources, Inc.* (Oil & Gas)	14,196	229,407
Devon Energy Corp. (Oil & Gas)	13,650	825,825
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,457	161,695
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,730	150,450
Dril-Quip, Inc.* (Oil & Gas Services)	1,365	98,116
Energen Corp. (Oil & Gas)	2,730	143,079
Ensco PLC - Class A (Oil & Gas)	8,463	461,741
EOG Resources, Inc. (Oil & Gas)	9,828	1,101,227
EQT Corp. (Oil & Gas)	5,460	322,140
EXCO Resources, Inc. (Oil & Gas)	5,187	41,548
Exterran Holdings, Inc.* (Oil & Gas Services)	2,457	49,828
Exxon Mobil Corp. (Oil & Gas)	168,987	15,453,861
First Solar, Inc.* (Energy - Alternate Sources)	2,184	48,365
FMC Technologies, Inc.* (Oil & Gas Services)	8,736	404,477
Forest Oil Corp.* (Oil & Gas)	4,368	36,910
Gulfport Energy Corp.* (Oil & Gas)	1,911	59,738
Halliburton Co. (Oil & Gas Services)	34,125	1,149,671
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,549	64,840
Helmerich & Payne, Inc. (Oil & Gas)	3,822	181,965
Hess Corp. (Oil & Gas)	10,920	586,622
HollyFrontier Corp. (Oil & Gas)	7,371	304,201
Key Energy Services, Inc.* (Oil & Gas Services)	5,460	38,220
Kinder Morgan, Inc. (Pipelines)	21,021	746,666
Kodiak Oil & Gas Corp.* (Oil & Gas)	9,555	89,435
Lufkin Industries, Inc. (Oil & Gas Services)	1,365	73,464
Marathon Oil Corp. (Oil & Gas)	25,935	766,898
Marathon Petroleum Corp. (Oil & Gas)	12,285	670,638
McDermott International, Inc.* (Engineering & Construction)	8,736	106,754
McMoRan Exploration Co.* (Oil & Gas)	3,549	41,701
Murphy Oil Corp. (Oil & Gas)	6,825	366,434
Nabors Industries, Ltd.* (Oil & Gas)	10,647	149,377
National Oilwell Varco, Inc. (Oil & Gas Services)	15,561	1,246,592
Newfield Exploration Co.* (Oil & Gas)	4,914	153,907
Noble Corp. (Oil & Gas)	9,282	332,110
Noble Energy, Inc. (Oil & Gas)	6,552	607,436
Oasis Petroleum, Inc.* (Oil & Gas)	2,457	72,408
Occidental Petroleum Corp. (Oil & Gas)	29,757	2,560,887
Oceaneering International, Inc. (Oil & Gas Services)	3,822	211,166
OGE Energy Corp. (Electric)	3,549	196,828
Oil States International, Inc.* (Oil & Gas Services)	1,911	151,848
Patterson-UTI Energy, Inc. (Oil & Gas)	5,460	86,486
Phillips 66 (Oil & Gas)	22,932	1,063,357
Pioneer Natural Resources Co. (Oil & Gas)	4,641	484,520
Plains Exploration & Production Co.* (Oil & Gas)	4,641	173,898
QEP Resources, Inc. (Oil & Gas)	6,552	207,436
Range Resources Corp. (Oil & Gas)	6,006	419,639
Rosetta Resources, Inc.* (Oil & Gas)	1,911	91,537
Rowan Cos. PLC - Class A* (Oil & Gas)	4,641	156,727
SandRidge Energy, Inc.* (Oil & Gas)	12,831	89,432
Schlumberger, Ltd. (Oil & Gas Services)	48,594	3,514,804
SEACOR SMIT, Inc.* (Oil & Gas Services)	819	68,272
SM Energy Co. (Oil & Gas)	2,457	132,948
Southwestern Energy Co.* (Oil & Gas)	12,831	446,262
Sunoco, Inc. (Oil & Gas)	3,822	178,984
Superior Energy Services, Inc.* (Oil & Gas Services)	5,870	120,452
Swift Energy Co.* (Oil & Gas)	1,638	34,202
Tesoro Petroleum Corp. (Oil & Gas)	5,187	217,335
The Williams Cos., Inc. (Pipelines)	22,932	801,932
Tidewater, Inc. (Transportation)	1,911	92,741
Transocean, Ltd. (Oil & Gas)	13,104	588,239
Ultra Petroleum Corp.* (Oil & Gas)	5,733	126,011
Unit Corp.* (Oil & Gas)	1,638	67,977
Valero Energy Corp. (Oil & Gas)	20,202	639,999
Weatherford International, Ltd.* (Oil & Gas Services)	27,846	353,087
Whiting Petroleum Corp.* (Oil & Gas)	4,368	206,956

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WPX Energy, Inc.* (Oil & Gas)	7,371	$122,285

TOTAL COMMON STOCKS (Cost $22,322,885)		57,986,567

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $200,002	$200,000	$200,000

TOTAL REPURCHASE AGREEMENTS (Cost $200,000)		200,000

TOTAL INVESTMENT SECURITIES (Cost $22,522,885) — 91.9%		58,186,567
Net other assets (liabilities) — 8.1%		5,141,477

NET ASSETS — 100.0%		$63,328,044

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$5,349,358	$(642)

ProFund VP Oil & Gas invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Electric	$196,828	0.3%
Energy - Alternate Sources	48,365	0.1%
Engineering & Construction	106,754	0.2%
Machinery - Diversified	80,644	0.1%
Oil & Gas	46,664,178	73.7%
Oil & Gas Services	9,179,458	14.5%
Pipelines	1,548,598	2.4%
Transportation	161,742	0.3%
Other**	5,341,477	8.4%
Total	$63,328,044	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (63.1%)
Abbott Laboratories (Pharmaceuticals)	17,856	$1,224,207
Alkermes PLC* (Pharmaceuticals)	1,364	28,303
Allergan, Inc. (Pharmaceuticals)	3,472	317,966
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,860	45,058
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	496	12,132
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,096	644,490
Eli Lilly & Co. (Pharmaceuticals)	11,656	552,611
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,364	43,266
Forest Laboratories, Inc.* (Pharmaceuticals)	2,604	92,728
Hospira, Inc.* (Healthcare - Products)	1,860	61,045
Impax Laboratories, Inc.* (Pharmaceuticals)	744	19,314
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	496	28,277
Johnson & Johnson (Healthcare - Products)	31,248	2,153,301
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	620	26,827
Merck & Co., Inc. (Pharmaceuticals)	34,596	1,560,280
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,588	111,947
Perrigo Co. (Pharmaceuticals)	992	115,241
Pfizer, Inc. (Pharmaceuticals)	84,816	2,107,678
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	620	11,470
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	620	26,251
Theravance, Inc.* (Pharmaceuticals)	744	19,277
ViroPharma, Inc.* (Pharmaceuticals)	744	22,484
VIVUS, Inc.* (Pharmaceuticals)	1,116	19,887
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,984	26,784
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,488	126,718

TOTAL COMMON STOCKS (Cost $6,145,828)		9,397,542

	Principal Amount	Value
Repurchase Agreements(a) (0.7%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $98,001	$98,000	$98,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000

TOTAL INVESTMENT SECURITIES (Cost $6,243,828) — 63.8%		9,495,542
Net other assets (liabilities) — 36.2%		5,378,908

NET ASSETS — 100.0%		$14,874,450

*                                         Non-income producing security

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$5,449,346	$(654)

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Biotechnology	$45,058	0.3%
Healthcare - Products	2,214,345	14.9%
Pharmaceuticals	7,138,138	47.9%
Other**	5,476,909	36.9%
Total	$14,874,450	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $92,013,935	$92,013,000	$92,013,000

TOTAL REPURCHASE AGREEMENTS (Cost $92,013,000)		92,013,000

TOTAL INVESTMENT SECURITIES (Cost $92,013,000) — 100.2%		92,013,000
Net other assets (liabilities) — (0.2)%		(219,530)

NET ASSETS — 100.0%		$91,793,470

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $18,860,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$42,452,767	$159,023
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	49,663,128	172,457
		$331,480

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.4%)
Alexander & Baldwin, Inc.* (Real Estate)	2,340	$69,100
Alexandria Real Estate Equities, Inc. (REIT)	3,432	252,321
American Campus Communities, Inc. (REIT)	4,992	219,049
American Capital Agency Corp. (REIT)	18,408	636,733
American Realty Capital Trust, Inc. (Investment Companies)	8,580	100,643
American Tower Corp. (REIT)	21,216	1,514,610
Annaly Mortgage Management, Inc. (REIT)	52,572	885,313
Apartment Investment and Management Co. - Class A (REIT)	7,800	202,722
AvalonBay Communities, Inc. (REIT)	5,148	700,077
BioMed Realty Trust, Inc. (REIT)	8,268	154,777
Boston Properties, Inc. (REIT)	8,112	897,268
Brandywine Realty Trust (REIT)	7,800	95,082
BRE Properties, Inc. - Class A (REIT)	4,212	197,501
Camden Property Trust (REIT)	4,524	291,753
CBL & Associates Properties, Inc. (REIT)	8,580	183,097
CBRE Group, Inc. - Class A* (Real Estate)	16,224	298,684
Chimera Investment Corp. (REIT)	55,380	150,080
Colonial Properties Trust (REIT)	4,524	95,230
CommonWealth REIT (REIT)	4,525	65,880
Corporate Office Properties Trust (REIT)	3,900	93,483
CYS Investments, Inc. (REIT)	9,048	127,486
DCT Industrial Trust, Inc. (REIT)	13,416	86,802
DDR Corp. (REIT)	12,792	196,485
DiamondRock Hospitality Co. (REIT)	10,452	100,653
Digital Realty Trust, Inc. (REIT)	6,552	457,657
Douglas Emmett, Inc. (REIT)	7,020	161,951
Duke Realty Corp. (REIT)	14,508	213,268
DuPont Fabros Technology, Inc. (REIT)	3,432	86,658
EastGroup Properties, Inc. (REIT)	1,560	82,992
Entertainment Properties Trust (REIT)	2,496	110,897
Equity Lifestyle Properties, Inc. (REIT)	2,028	138,147
Equity Residential (REIT)	16,224	933,367
Essex Property Trust, Inc. (REIT)	2,028	300,631
Extra Space Storage, Inc. (REIT)	5,148	171,171
Federal Realty Investment Trust (REIT)	3,432	361,390
Forest City Enterprises, Inc. - Class A* (Real Estate)	7,020	111,267
Franklin Street Properties Corp. (REIT)	3,900	43,173
General Growth Properties, Inc. (REIT)	24,336	474,065
Hatteras Financial Corp. (REIT)	5,304	149,520
HCP, Inc. (REIT)	23,088	1,026,954
Health Care REIT, Inc. (REIT)	13,728	792,792
Healthcare Realty Trust, Inc. (REIT)	4,212	97,087
Highwoods Properties, Inc. (REIT)	4,056	132,307
Home Properties, Inc. (REIT)	2,652	162,488
Hospitality Properties Trust (REIT)	6,708	159,516
Host Hotels & Resorts, Inc. (REIT)	39,000	625,950
Invesco Mortgage Capital, Inc. (REIT)	6,240	125,611
Jones Lang LaSalle, Inc. (Real Estate)	2,340	178,659
Kilroy Realty Corp. (REIT)	4,056	181,628
Kimco Realty Corp. (REIT)	21,996	445,859
LaSalle Hotel Properties (REIT)	4,680	124,909
Lexington Realty Trust (REIT)	7,176	69,320
Liberty Property Trust (REIT)	6,396	231,791
Mack-Cali Realty Corp. (REIT)	4,524	120,338
MFA Financial, Inc. (REIT)	19,188	163,098
Mid-America Apartment Communities, Inc. (REIT)	2,184	142,637
National Retail Properties, Inc. (REIT)	5,772	176,046
OMEGA Healthcare Investors, Inc. (REIT)	5,928	134,743
Piedmont Office Realty Trust, Inc. - Class A (REIT)	9,048	156,892
Plum Creek Timber Co., Inc. (Forest Products & Paper)	8,736	382,986
Post Properties, Inc. (REIT)	2,964	142,153
Potlatch Corp. (REIT)	2,184	81,616
Prologis, Inc. (REIT)	24,804	868,884
Public Storage, Inc. (REIT)	7,800	1,085,526
Rayonier, Inc. (REIT)	6,552	321,114
Realty Income Corp. (REIT)	7,176	293,427
Redwood Trust, Inc. (REIT)	4,212	60,906
Regency Centers Corp. (REIT)	4,836	235,658
Senior Housing Properties Trust (REIT)	9,516	207,258
Simon Property Group, Inc. (REIT)	16,380	2,486,648
SL Green Realty Corp. (REIT)	4,836	387,219
Sovran Self Storage, Inc. (REIT)	1,560	90,246
St. Joe Co.* (Real Estate)	4,992	97,344
Starwood Property Trust, Inc. (REIT)	6,240	145,205
Sunstone Hotel Investors, Inc.* (REIT)	7,332	80,652
Tanger Factory Outlet Centers, Inc. (REIT)	4,992	161,391
Taubman Centers, Inc. (REIT)	3,276	251,368
The Howard Hughes Corp.* (Real Estate)	1,560	110,838
The Macerich Co. (REIT)	7,176	410,683
Two Harbors Investment Corp. (REIT)	14,976	175,968
UDR, Inc. (REIT)	13,416	332,985
Ventas, Inc. (REIT)	15,912	990,522
Vornado Realty Trust (REIT)	9,048	733,340
Washington REIT (REIT)	3,588	96,230
Weingarten Realty Investors (REIT)	6,084	171,021
Weyerhaeuser Co. (REIT)	29,016	758,478

TOTAL COMMON STOCKS (Cost $17,914,655)		27,819,274

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a) (0.4%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $103,001	$103,000	$103,000

TOTAL REPURCHASE AGREEMENTS (Cost $103,000)		103,000

TOTAL INVESTMENT SECURITIES (Cost $18,017,655) — 100.8%		27,922,274
Net other assets (liabilities) — (0.8)%		(213,398)

NET ASSETS — 100.0%		$27,708,876

*                                         Non-income producing security

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Forest Products & Paper	$382,986	1.4%
Investment Companies	100,643	0.4%
REIT	26,469,753	95.5%
Real Estate	865,892	3.1%
Other**	(110,398)	(0.4)%
Total	$27,708,876	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REITReal Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (60.6%)
Advanced Micro Devices, Inc.* (Semiconductors)	1,643	$5,537
Altera Corp. (Semiconductors)	868	29,499
Analog Devices, Inc. (Semiconductors)	806	31,587
Applied Materials, Inc. (Semiconductors)	3,348	37,380
Atmel Corp.* (Semiconductors)	1,209	6,359
Broadcom Corp. - Class A (Semiconductors)	1,395	48,239
Cabot Microelectronics Corp. (Semiconductors)	62	2,179
Cavium, Inc.* (Semiconductors)	124	4,133
Cirrus Logic, Inc.* (Semiconductors)	186	7,140
Cree, Inc.* (Semiconductors)	310	7,914
Cymer, Inc.* (Electronics)	93	4,749
Cypress Semiconductor Corp. (Semiconductors)	372	3,988
Fairchild Semiconductor International, Inc.* (Semiconductors)	341	4,474
Hittite Microwave Corp.* (Semiconductors)	62	3,439
Integrated Device Technology, Inc.* (Semiconductors)	403	2,370
Intel Corp. (Semiconductors)	13,609	308,652
InterDigital, Inc. (Telecommunications)	124	4,623
International Rectifier Corp.* (Semiconductors)	186	3,104
Intersil Corp. - Class A (Semiconductors)	341	2,984
KLA -Tencor Corp. (Semiconductors)	465	22,183
Lam Research Corp.* (Semiconductors)	496	15,765
Linear Technology Corp. (Semiconductors)	620	19,747
LSI Logic Corp.* (Semiconductors)	1,519	10,496
Marvell Technology Group, Ltd. (Semiconductors)	1,302	11,913
Maxim Integrated Products, Inc. (Semiconductors)	806	21,456
Microchip Technology, Inc. (Semiconductors)	527	17,254
Micron Technology, Inc.* (Semiconductors)	2,759	16,513
Microsemi Corp.* (Semiconductors)	248	4,977
NVIDIA Corp.* (Semiconductors)	1,674	22,331
OmniVision Technologies, Inc.* (Semiconductors)	155	2,163
ON Semiconductor Corp.* (Semiconductors)	1,240	7,651
PMC-Sierra, Inc.* (Semiconductors)	620	3,497
RF Micro Devices, Inc.* (Telecommunications)	744	2,939
SanDisk Corp.* (Computers)	651	28,273
Semtech Corp.* (Semiconductors)	186	4,678
Silicon Laboratories, Inc.* (Semiconductors)	93	3,419
Skyworks Solutions, Inc.* (Semiconductors)	527	12,419
Teradyne, Inc.* (Semiconductors)	496	7,053
Tessera Technologies, Inc. (Semiconductors)	155	2,120
Texas Instruments, Inc. (Semiconductors)	3,100	85,405
TriQuint Semiconductor, Inc.* (Semiconductors)	434	2,192
Xilinx, Inc. (Semiconductors)	713	23,821

TOTAL COMMON STOCKS (Cost $396,288)		866,615

	Principal Amount	Value
Repurchase Agreements(a) (0.8%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $12,000	$12,000	$12,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

TOTAL INVESTMENT SECURITIES (Cost $408,288) — 61.4%		878,615
Net other assets (liabilities) — 38.6%		551,865

NET ASSETS — 100.0%		$1,430,480

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$559,933	$(67)

ProFund VP Semiconductor invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Computers	$28,273	2.0%
Electronics	4,749	0.3%
Semiconductors	826,031	57.8%
Telecommunications	7,562	0.5%
Other**	563,865	39.4%
Total	$1,430,480	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (96.3%)
3D Systems Corp.* (Computers)	296	$9,724
ACI Worldwide, Inc.* (Software)	296	12,509
Acme Packet, Inc.* (Telecommunications)	296	5,062
Adobe Systems, Inc.* (Software)	3,256	105,690
ADTRAN, Inc. (Telecommunications)	296	5,115
Advanced Micro Devices, Inc.* (Semiconductors)	4,144	13,965
Advent Software, Inc.* (Software)	296	7,273
Akamai Technologies, Inc.* (Internet)	1,184	45,300
Allscripts Healthcare Solutions, Inc.* (Software)	1,184	14,717
Altera Corp. (Semiconductors)	2,072	70,417
Amdocs, Ltd. (Telecommunications)	1,184	39,060
Analog Devices, Inc. (Semiconductors)	2,072	81,202
ANSYS, Inc.* (Software)	592	43,453
AOL, Inc.* (Internet)	592	20,856
Apple Computer, Inc. (Computers)	6,216	4,147,688
Applied Materials, Inc. (Semiconductors)	8,288	92,535
Ariba, Inc.* (Software)	592	26,522
Arris Group, Inc.* (Telecommunications)	888	11,358
Aruba Networks, Inc.* (Telecommunications)	592	13,311
Aspen Technology, Inc.* (Software)	592	15,303
athenahealth, Inc.* (Software)	296	27,164
Atmel Corp.* (Semiconductors)	2,960	15,570
Autodesk, Inc.* (Software)	1,480	49,388
BMC Software, Inc.* (Software)	888	36,843
Broadcom Corp. - Class A (Semiconductors)	3,552	122,828
Brocade Communications Systems, Inc.* (Computers)	3,256	19,259
CA, Inc. (Software)	2,368	61,011
Cabot Microelectronics Corp. (Semiconductors)	296	10,401
CACI International, Inc. - Class A* (Computers)	296	15,330
Cadence Design Systems, Inc.* (Computers)	1,776	22,848
Cavium, Inc.* (Semiconductors)	296	9,866
Cerner Corp.* (Software)	888	68,740
Ciena Corp.* (Telecommunications)	592	8,051
Cirrus Logic, Inc.* (Semiconductors)	296	11,363
Cisco Systems, Inc. (Telecommunications)	35,816	683,727
Citrix Systems, Inc.* (Software)	1,184	90,659
Cognizant Technology Solutions Corp.* (Computers)	2,072	144,874
CommVault Systems, Inc.* (Software)	296	17,375
Computer Sciences Corp. (Computers)	1,184	38,137
Compuware Corp.* (Software)	1,480	14,667
Concur Technologies, Inc.* (Software)	296	21,824
Corning, Inc. (Telecommunications)	10,064	132,342
Cree, Inc.* (Semiconductors)	888	22,671
Cymer, Inc.* (Electronics)	296	15,114
Cypress Semiconductor Corp. (Semiconductors)	888	9,519
Dell, Inc. (Computers)	9,768	96,312
Diebold, Inc. (Computers)	296	9,978
DST Systems, Inc. (Computers)	296	16,742
EarthLink, Inc. (Internet)	592	4,215
Electronics for Imaging, Inc.* (Computers)	296	4,917
EMC Corp.* (Computers)	14,208	387,452
Equinix, Inc.* (Internet)	296	60,991
F5 Networks, Inc.* (Internet)	592	61,982
Facebook, Inc.-Class A* (Internet)	3,256	70,492
Fair Isaac Corp. (Software)	296	13,101
Fairchild Semiconductor International, Inc.* (Semiconductors)	888	11,651
Finisar Corp.* (Telecommunications)	592	8,466
Fortinet, Inc.* (Computers)	888	21,436
Garmin, Ltd. (Electronics)	888	37,065
Gartner Group, Inc.* (Commercial Services)	592	27,285
Google, Inc. - Class A* (Internet)	1,776	1,339,992
Harris Corp. (Telecommunications)	888	45,483
Hewlett-Packard Co. (Computers)	13,320	227,239
Hittite Microwave Corp.* (Semiconductors)	296	16,419
IAC/InterActiveCorp (Internet)	592	30,820
Informatica Corp.* (Software)	592	20,608
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	888	13,524
Insight Enterprises, Inc.* (Computers)	296	5,174
Integrated Device Technology, Inc.* (Semiconductors)	888	5,221
Intel Corp. (Semiconductors)	34,040	772,027
InterDigital, Inc. (Telecommunications)	296	11,035
International Business Machines Corp. (Computers)	7,400	1,535,130
International Rectifier Corp.* (Semiconductors)	592	9,880
Intersil Corp. - Class A (Semiconductors)	888	7,770
Intuit, Inc. (Software)	1,776	104,571
j2 Global, Inc. (Computers)	296	9,715
JDA Software Group, Inc.* (Software)	296	9,407
JDS Uniphase Corp.* (Telecommunications)	1,480	18,330
Juniper Networks, Inc.* (Telecommunications)	3,552	60,775
KLA -Tencor Corp. (Semiconductors)	1,184	56,483
Lam Research Corp.* (Semiconductors)	1,184	37,633
Lexmark International, Inc. - Class A (Computers)	592	13,172
Linear Technology Corp. (Semiconductors)	1,480	47,138
LSI Logic Corp.* (Semiconductors)	3,848	26,590
Marvell Technology Group, Ltd. (Semiconductors)	3,256	29,792
Maxim Integrated Products, Inc. (Semiconductors)	2,072	55,157
Mentor Graphics Corp.* (Computers)	592	9,164
Microchip Technology, Inc. (Semiconductors)	1,184	38,764

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Micron Technology, Inc.* (Semiconductors)	6,808	$40,746
Micros Systems, Inc.* (Computers)	592	29,079
Microsemi Corp.* (Semiconductors)	592	11,881
Microsoft Corp. (Software)	51,208	1,524,974
Motorola Solutions, Inc. (Telecommunications)	2,072	104,740
NCR Corp.* (Computers)	1,184	27,599
NetApp, Inc.* (Computers)	2,368	77,860
Nuance Communications, Inc.* (Software)	1,776	44,205
NVIDIA Corp.* (Semiconductors)	4,144	55,281
OmniVision Technologies, Inc.* (Semiconductors)	296	4,131
ON Semiconductor Corp.* (Semiconductors)	2,960	18,263
Oracle Corp. (Software)	25,752	810,930
Parametric Technology Corp.* (Software)	888	19,358
Pitney Bowes, Inc. (Office/Business Equipment)	1,480	20,454
Plantronics, Inc. (Telecommunications)	296	10,458
PMC-Sierra, Inc.* (Semiconductors)	1,480	8,347
Polycom, Inc.* (Telecommunications)	1,184	11,686
Progress Software Corp.* (Software)	296	6,331
QLIK Technologies, Inc.* (Software)	592	13,267
QLogic Corp.* (Semiconductors)	592	6,761
Qualcomm, Inc. (Telecommunications)	11,544	721,385
Quality Systems, Inc. (Software)	296	5,491
Rackspace Hosting, Inc.* (Internet)	592	39,125
Red Hat, Inc.* (Software)	1,184	67,417
RF Micro Devices, Inc.* (Telecommunications)	1,776	7,015
Riverbed Technology, Inc.* (Computers)	1,184	27,552
Rovi Corp.* (Semiconductors)	888	12,885
SAIC, Inc. (Commercial Services)	2,072	24,947
Salesforce.com, Inc.* (Software)	888	135,589
SanDisk Corp.* (Computers)	1,776	77,132
Seagate Technology PLC (Computers)	2,368	73,408
Semtech Corp.* (Semiconductors)	592	14,889
Silicon Laboratories, Inc.* (Semiconductors)	296	10,881
Skyworks Solutions, Inc.* (Semiconductors)	1,184	27,901
Solarwinds, Inc.* (Software)	296	16,499
Solera Holdings, Inc. (Software)	592	25,971
Symantec Corp.* (Internet)	4,736	85,248
Synaptics, Inc.* (Computers)	296	7,110
Synopsys, Inc.* (Computers)	888	29,322
Tech Data Corp.* (Electronics)	296	13,409
Tellabs, Inc. (Telecommunications)	2,368	8,383
Teradata Corp.* (Computers)	1,184	89,285
Teradyne, Inc.* (Semiconductors)	1,184	16,836
Tessera Technologies, Inc. (Semiconductors)	296	4,049
Texas Instruments, Inc. (Semiconductors)	7,696	212,025
The Ultimate Software Group, Inc.* (Software)	296	30,222
Tibco Software, Inc.* (Internet)	1,184	35,792
TriQuint Semiconductor, Inc.* (Semiconductors)	1,184	5,979
Unisys Corp.* (Computers)	296	6,163
VeriFone Systems, Inc.* (Software)	592	16,487
VeriSign, Inc.* (Internet)	1,184	57,649
ViaSat, Inc.* (Telecommunications)	296	11,064
VMware, Inc. - Class A* (Software)	592	57,270
Western Digital Corp. (Computers)	1,480	57,320
Xerox Corp. (Office/Business Equipment)	8,880	65,179
Xilinx, Inc. (Semiconductors)	1,776	59,336
Yahoo!, Inc.* (Internet)	7,104	113,486

TOTAL COMMON STOCKS (Cost $7,953,619)		16,955,781

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $30,000	$30,000	$30,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000

TOTAL INVESTMENT SECURITIES (Cost $7,983,619) — 96.5%		16,985,781
Net other assets (liabilities) — 3.5%		620,339

NET ASSETS — 100.0%		$17,606,120

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$649,922	$(78)

ProFund VP Technology invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Commercial Services	$52,232	0.3%
Computers	7,236,121	41.0%
Distribution/Wholesale	13,524	0.1%
Electronics	65,588	0.4%
Internet	1,965,948	11.2%
Office/Business Equipment	85,633	0.5%
Semiconductors	2,085,053	11.8%
Software	3,534,836	20.1%
Telecommunications	1,916,846	10.9%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other**	$650,339	3.7%
Total	$17,606,120	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (49.9%)
AT&T, Inc. (Telecommunications)	160,688	$6,057,938
CenturyLink, Inc. (Telecommunications)	17,264	697,466
Cincinnati Bell, Inc.* (Telecommunications)	5,644	32,171
Crown Castle International Corp.* (Telecommunications)	8,300	532,030
Frontier Communications Corp. (Telecommunications)	27,888	136,651
Leucadia National Corp. (Holding Companies - Diversified)	5,644	128,401
Level 3 Communications, Inc.* (Telecommunications)	4,316	99,139
MetroPCS Communications, Inc.* (Telecommunications)	8,964	104,968
NII Holdings, Inc. - Class B* (Telecommunications)	4,648	36,487
SBA Communications Corp. - Class A* (Telecommunications)	3,320	208,828
Sprint Nextel Corp.* (Telecommunications)	83,664	461,825
Telephone & Data Systems, Inc. (Telecommunications)	2,656	68,020
tw telecom, Inc.* (Telecommunications)	4,316	112,518
Verizon Communications, Inc. (Telecommunications)	79,348	3,615,888
Windstream Corp. (Telecommunications)	16,268	164,469

TOTAL COMMON STOCKS (Cost $8,850,512)		12,456,799

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $145,001	$145,000	$145,000

TOTAL REPURCHASE AGREEMENTS (Cost $145,000)		145,000

TOTAL INVESTMENT SECURITIES (Cost $8,995,512) — 50.5%		12,601,799
Net other assets (liabilities) — 49.5%		12,348,594

NET ASSETS — 100.0%		$24,950,393

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$12,498,500	$(1,500)

ProFund VP Telecommunications invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Holding Companies - Diversified	$128,401	0.5%
Telecommunications	12,328,398	49.4%
Other**	12,493,594	50.1%
Total	$24,950,393	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	September 30, 2012
(unaudited)

	Shares	Value
Common Stocks (100.2%)
AGL Resources, Inc. (Gas)	9,042	$369,908
ALLETE, Inc. (Electric)	2,877	120,086
Alliant Energy Corp. (Electric)	8,631	374,499
Ameren Corp. (Electric)	18,906	617,659
American Electric Power, Inc. (Electric)	37,812	1,661,459
American Water Works Co., Inc. (Water)	13,563	502,645
Aqua America, Inc. (Water)	10,686	264,585
Atmos Energy Corp. (Gas)	6,987	250,065
Avista Corp. (Electric)	4,521	116,371
Black Hills Corp. (Electric)	3,288	116,954
California Water Service Group (Water)	3,288	61,321
Calpine Corp.* (Electric)	30,414	526,162
CenterPoint Energy, Inc. (Gas)	33,291	709,098
Cleco Corp. (Electric)	4,521	189,792
CMS Energy Corp. (Electric)	20,550	483,953
Consolidated Edison, Inc. (Electric)	22,605	1,353,813
Dominion Resources, Inc. (Electric)	44,799	2,371,659
DTE Energy Co. (Electric)	13,563	812,966
Duke Energy Corp. (Electric)	54,663	3,542,162
Edison International (Electric)	25,482	1,164,273
El Paso Electric Co. (Electric)	3,288	112,614
Entergy Corp. (Electric)	13,974	968,398
Exelon Corp. (Electric)	58,362	2,076,520
FirstEnergy Corp. (Electric)	32,469	1,431,883
GenOn Energy, Inc.* (Electric)	60,006	151,815
Great Plains Energy, Inc. (Electric)	11,919	265,317
Hawaiian Electric Industries, Inc. (Electric)	7,398	194,641
IDACORP, Inc. (Electric)	3,699	160,056
Integrys Energy Group, Inc. (Electric)	6,165	321,813
ITC Holdings Corp. (Electric)	4,110	310,634
Laclede Group, Inc. (Gas)	1,644	70,692
National Fuel Gas Co. (Gas)	6,576	355,367
New Jersey Resources Corp. (Gas)	3,288	150,327
NextEra Energy, Inc. (Electric)	30,003	2,110,111
NiSource, Inc. (Gas)	22,194	565,503
Northeast Utilities System (Electric)	24,249	927,039
Northwest Natural Gas Co. (Gas)	2,055	101,188
NorthWestern Corp. (Electric)	2,877	104,234
NRG Energy, Inc. (Electric)	17,673	378,026
NV Energy, Inc. (Electric)	18,495	333,095
ONEOK, Inc. (Pipelines)	16,029	774,361
Pepco Holdings, Inc. (Electric)	17,673	334,020
PG&E Corp. (Electric)	33,291	1,420,527
Piedmont Natural Gas Co., Inc. (Gas)	5,754	186,890
Pinnacle West Capital Corp. (Electric)	8,631	455,717
PNM Resources, Inc. (Electric)	6,165	129,650
Portland General Electric Co. (Electric)	5,754	155,588
PPL Corp. (Electric)	45,210	1,313,351
Public Service Enterprise Group, Inc. (Electric)	39,456	1,269,694
Questar Corp. (Gas)	13,563	275,736
SCANA Corp. (Electric)	10,275	495,974
Sempra Energy (Gas)	17,673	1,139,732
South Jersey Industries, Inc. (Gas)	2,466	130,525
Southern Co. (Electric)	68,226	3,144,536
Southwest Gas Corp. (Gas)	3,699	163,496
Spectra Energy Corp. (Pipelines)	50,964	1,496,303
TECO Energy, Inc. (Electric)	16,029	284,354
The AES Corp.* (Electric)	48,087	527,514
UGI Corp. (Gas)	8,631	274,034
UIL Holdings Corp. (Electric)	4,110	147,385
UNS Energy Corp. (Electric)	3,288	137,636
Vectren Corp. (Gas)	6,576	188,074
Westar Energy, Inc. (Electric)	9,864	292,566
WGL Holdings, Inc. (Gas)	4,110	165,428
Wisconsin Energy Corp. (Electric)	18,084	681,224
Xcel Energy, Inc. (Electric)	37,812	1,047,771

TOTAL COMMON STOCKS (Cost $26,430,748)		43,330,789

TOTAL INVESTMENT SECURITIES (Cost $26,430,748) — 100.2%		43,330,789
Net other assets (liabilities) — (0.2)%		(88,232)

NET ASSETS — 100.0%		$43,242,557

*                                         Non-income producing security

ProFund VP Utilities invested in the following industries as of September 30, 2012:

	Value	% of Net Assets
Electric	$35,135,511	81.2%
Gas	5,096,063	11.8%
Pipelines	2,270,664	5.3%
Water	828,551	1.9%
Other**	(88,232)	(0.2)%
Total	$43,242,557	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	September 30, 2012
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (43.1%)
U.S. Treasury Bonds, 2.75%, 8/15/42	$23,440,000	$23,086,569

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,109,546)		23,086,569

Repurchase Agreements(a)(b) (68.1%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $36,504,371	36,504,000	36,504,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,504,000)		36,504,000

TOTAL INVESTMENT SECURITIES (Cost $59,613,546) — 111.2%		59,590,569
Net other assets (liabilities) — (11.2)%		(5,990,735)

NET ASSETS — 100.0%		$53,599,834

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $1,880,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due 8/15/42	$34,078,297	$(319,591)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due 8/15/42	9,849,219	(270,486)
		$(590,077)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (163.3%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $35,320,359	$35,320,000	$35,320,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,320,000)		35,320,000

TOTAL INVESTMENT SECURITIES (Cost $35,320,000) — 163.3%		35,320,000
Net other assets (liabilities) — (63.3)%		(13,687,166)

NET ASSETS — 100.0%		$21,632,834

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2012, the aggregate amount held in a segregated account was $1,200,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due 8/15/42	$(26,001,938)	$(1,460,047)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due 8/15/42	(984,922)	59,901
		$(1,400,146)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.2%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $1,083,011	$1,083,000	$1,083,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,083,000)		1,083,000

TOTAL INVESTMENT SECURITIES (Cost $1,083,000) — 99.2%		1,083,000
Net other assets (liabilities) — 0.8%		8,258

NET ASSETS — 100.0%		$1,091,258

(a)                                 A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of September 30, 2012, the aggregate amount held in a segregated account was $154,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At September 30, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	10/5/12	4,046	$6,568	$6,532	$36
Canadian Dollar vs. U.S. Dollar	10/5/12	4,911	5,006	4,997	9
Euro vs. U.S. Dollar	10/5/12	24,147	31,180	31,028	152
Japanese Yen vs. U.S. Dollar	10/5/12	546,043	7,035	6,999	36
Swedish Krona vs. U.S. Dollar	10/5/12	16,873	2,582	2,569	13
Swiss Franc vs. U.S. Dollar	10/5/12	1,780	1,899	1,894	5
Total Short Contracts			$54,270	$54,019	$251
Long:
British Pound Sterling vs. U.S. Dollar	10/5/12	47,917	$76,320	$77,366	$1,046
Canadian Dollar vs. U.S. Dollar	10/5/12	63,034	63,622	64,130	508
Euro vs. U.S. Dollar	10/5/12	259,032	327,015	332,848	5,833
Japanese Yen vs. U.S. Dollar	10/5/12	8,067,315	103,017	103,405	388
Swedish Krona vs. U.S. Dollar	10/5/12	101,949	15,203	15,523	320
Swiss Franc vs. U.S. Dollar	10/5/12	18,029	18,904	19,178	274
Total Long Contracts			$604,081	$612,450	$8,369

At September 30, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	10/5/12	4,073	$6,620	$6,576	$44
Canadian Dollar vs. U.S. Dollar	10/5/12	4,234	4,336	4,307	29
Euro vs. U.S. Dollar	10/5/12	18,655	24,229	23,971	258
Japanese Yen vs. U.S. Dollar	10/5/12	613,583	7,856	7,865	(9)
Swedish Krona vs. U.S. Dollar	10/5/12	14,914	2,274	2,271	3
Swiss Franc vs. U.S. Dollar	10/5/12	1,576	1,690	1,676	14
Total Short Contracts			$47,005	$46,666	$339
Long:
British Pound Sterling vs. U.S. Dollar	10/5/12	40,788	$65,289	$65,855	$566
Canadian Dollar vs. U.S. Dollar	10/5/12	44,219	45,044	44,988	(56)
Euro vs. U.S. Dollar	10/5/12	274,307	349,029	352,476	3,447
Japanese Yen vs. U.S. Dollar	10/5/12	4,691,213	60,073	60,131	58
Swedish Krona vs. U.S. Dollar	10/5/12	231,291	34,579	35,218	639
Swiss Franc vs. U.S. Dollar	10/5/12	22,418	23,644	23,846	202
Total Long Contracts			$577,658	$582,514	$4,856

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	September 30, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (79.5%)
Repurchase Agreements with various counterparties, rates 0.10%–0.15%, dated 9/28/12, due 10/1/12, total to be received $171,787,747	$171,786,000	$171,786,000

TOTAL REPURCHASE AGREEMENTS (Cost $171,786,000)		171,786,000

TOTAL INVESTMENT SECURITIES (Cost $171,786,000) — 79.5%		171,786,000
Net other assets (liabilities) — 20.5%		44,341,985

NET ASSETS — 100.0%		$216,127,985

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act.  Each ProFund VP has one class of shares.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by a ProFund VP at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust may invest in repurchase agreements jointly.  Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

The investments of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

At September 30, 2012, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent principal amount, cost and value for each respective repurchase agreement.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.14%, dated 9/28/12, due 10/1/12(1)	HSBC Securities (USA), Inc., 0.15%, dated 9/28/12, due 10/1/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.10%, dated 9/28/12, due 10/1/12(3)	UBS Securities, LLC, 0.12%, dated 9/28/12, due 10/1/12(4)	UMB Bank NA, 0.10%, dated 9/28/12, due 10/1/12(5)
ProFund VP Bull	$10,432,000	$7,171,000	$20,634,000	$2,272,000	$236,000
ProFund VP Mid-Cap	2,545,000	2,541,000	2,545,000	2,545,000	2,545,000
ProFund VP Small-Cap	2,035,000	1,398,000	4,026,000	442,000	53,000
ProFund VP Dow 30	1,199,000	1,196,000	1,199,000	1,199,000	1,199,000
ProFund VP NASDAQ-100	9,264,000	6,367,000	18,324,000	2,017,000	211,000
ProFund VP Large-Cap Value	30,000	20,000	59,000	6,000	3,000
ProFund VP Large-Cap Growth	69,000	48,000	138,000	15,000	3,000
ProFund VP Mid-Cap Growth	14,000	9,000	27,000	3,000	2,000
ProFund VP Small-Cap Growth	—	—	1,000	—	1,000
ProFund VP Asia 30	3,000	2,000	6,000	—	1,000
ProFund VP Europe 30	1,000	1,000	3,000	—	1,000
ProFund VP International	2,077,000	2,068,000	2,077,000	2,077,000	2,077,000
ProFund VP Emerging Markets	588,000	584,000	588,000	588,000	588,000
ProFund VP Japan	1,170,000	1,170,000	1,170,000	1,170,000	1,170,000
ProFund VP UltraBull	1,806,000	1,241,000	3,574,000	392,000	47,000
ProFund VP UltraMid-Cap	2,702,000	1,857,000	5,344,000	587,000	66,000
ProFund VP UltraSmall-Cap	2,154,000	1,481,000	4,265,000	468,000	56,000
ProFund VP UltraNASDAQ-100	3,456,000	2,375,000	6,837,000	752,000	84,000
ProFund VP Bear	3,157,000	3,155,000	3,157,000	3,157,000	3,157,000
ProFund VP Short Mid-Cap	301,000	300,000	301,000	301,000	301,000
ProFund VP Short Small-Cap	933,000	930,000	933,000	933,000	933,000
ProFund VP Short Dow 30	12,000	8,000	12,000	12,000	12,000
ProFund VP Short NASDAQ-100	929,000	926,000	929,000	929,000	929,000
ProFund VP Short International	337,000	330,000	337,000	337,000	337,000
ProFund VP Short Emerging Markets	283,000	279,000	283,000	283,000	283,000
ProFund VP UltraShort Dow 30	70,000	65,000	70,000	70,000	70,000
ProFund VP UltraShort NASDAQ-100	625,000	620,000	625,000	625,000	625,000
ProFund VP Basic Materials	21,000	14,000	43,000	4,000	3,000
ProFund VP Biotechnology	65,000	44,000	129,000	14,000	3,000
ProFund VP Consumer Goods	1,000	—	2,000	—	2,000
ProFund VP Consumer Services	15,000	10,000	30,000	3,000	2,000
ProFund VP Health care	86,000	59,000	171,000	18,000	4,000
ProFund VP Internet	23,000	15,000	45,000	5,000	2,000
ProFund VP Oil & Gas	51,000	35,000	101,000	11,000	2,000
ProFund VP Pharmaceuticals	25,000	17,000	49,000	5,000	2,000
ProFund VP Precious Metals	18,403,000	18,401,000	18,403,000	18,403,000	18,403,000
ProFund VP Real Estate	26,000	18,000	52,000	5,000	2,000
ProFund VP Semiconductor	3,000	2,000	6,000	—	1,000
ProFund VP Technology	7,000	5,000	15,000	1,000	2,000
ProFund VP Telecommunications	37,000	25,000	73,000	8,000	2,000
ProFund VP U.S. Government Plus	7,301,000	7,300,000	7,301,000	7,301,000	7,301,000
ProFund VP Rising Rates Opportunity	7,064,000	7,064,000	7,064,000	7,064,000	7,064,000
ProFund VP Falling U.S. Dollar	217,000	215,000	217,000	217,000	217,000
ProFund VP Money Market	34,358,000	34,354,000	34,358,000	34,358,000	34,358,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at September 30, 2012 as follows:

(1)    Federal National Mortgage Association, 0.60% to 4.75%, due 2/21/13 to 9/4/15, which had an aggregate value of $135,395,913.

(2)    Federal Home Loan Mortgage Corp., 0.35%, due 12/5/14, Federal National Mortgage Association, 4.75%, due 2/21/13, U.S. Treasury Note, 3.125%, due 11/15/41, which had an aggregate value of $123,046,745.

(3)    U.S. Treasury Notes, 1.375% to 2.625%, due 6/30/14 to 11/30/15, which had an aggregate value of $173,662,620.

(4)    Federal National Mortgage Association, 0.79% to 4.75%, due 2/21/13 to 6/11/15, which had an aggregate value of $104,751,252.

(5)    Federal Farm Credit Bank, 0.92% to 4.50%, due 10/17/12 to 11/26/13, Federal Home Loan Bank, 2.02%, due 11/22/13, Federal Home Loan Mortgage Corp., 1.15%, due 2/28/17, U.S. Treasury Notes, 0.875%, due 2/28/17, which had an aggregate value of $97,551,754.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars and trades on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds VP will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of September 30, 2012, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective. Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

Each non-money market ProFund VP may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a ProFund VP’s loss from an unhedged short position in a futures contract is potentially unlimited.

When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the ProFund VP’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. Each ProFund VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

In connection with its management of the Trust, the Advisor has claimed an exemption from registration as a commodity pool operator under the Commodity Exchange Act (“CEA”). Therefore, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that will likely affect the Advisor and the ProFunds VP’s abilities to continue to claim this exemption after December 31, 2012.  If a ProFund VP were no longer able to claim the exemption, the Advisor would be required to register as a “commodity pool operator,” and the ProFunds VP and the Advisor would be subject to regulation under the CEA. These amendments may substantially increase regulatory compliance costs for the Advisor and the ProFunds VP. As of the date of this report, the ultimate impact of the CFTC amendments on the ProFunds VP is uncertain.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. Although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that the ProFund VP Falling U.S. Dollar may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom this ProFund VP has an open forward position, defaults or becomes bankrupt. As of September 30, 2012, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash determined to be liquid. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ VP transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Currently, the Advisor has claimed an exemption from registration as a commodity pool operator under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that will likely affect the Advisor and the ProFunds VP’s abilities to continue to claim this exemption after December 31, 2012.  If a ProFund VP were no longer able to claim the exemption, the Advisor would be required to register as a “commodity pool operator,” and the ProFunds VP and the Advisor would be subject to regulation under the CEA. In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions.  If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The CFTC amendments and/or the rule proposals may affect the ability of the ProFunds VP to use swap agreements (as well as futures contracts and options on futures contracts or commodities) and may substantially increase regulatory compliance costs for the Advisor and the ProFunds VP.  As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the ProFunds VP is uncertain.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFund VPs’ net assets.  At this time, management is evaluating any impact ASU 2011-11 may have on the ProFund VPs’ financial statements disclosures.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.  Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended September 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$50,798,138	$—	$—	$—	$50,798,138	$—
Repurchase Agreements	—	—	40,745,000	—	40,745,000	—
Futures Contracts	—	9,859	—	—	—	9,859
Swap Agreements	—	—	—	(112,232)	—	(112,232)
Total	$50,798,138	$9,859	$40,745,000	$(112,232)	$91,543,138	$(102,373)

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$12,721,000	$—	$12,721,000	$—
Futures Contracts	—	(73,420)	—	—	—	(73,420)
Swap Agreements	—	—	—	(30,528)	—	(30,528)
Total	$—	$(73,420)	$12,721,000	$(30,528)	$12,721,000	$(103,948)

ProFund VP Small-Cap
Common Stocks	$5,779,752	$—	$—	$—	$5,779,752	$—
Repurchase Agreements	—	—	7,954,000	—	7,954,000	—
Futures Contracts	—	(14,207)	—	—	—	(14,207)
Swap Agreements	—	—	—	(44,432)	—	(44,432)
Total	$5,779,752	$(14,207)	$7,954,000	$(44,432)	$13,733,752	$(58,639)

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$5,992,000	$—	$5,992,000	$—
Futures Contracts	—	378	—	—	—	378
Swap Agreements	—	—	—	(22,002)	—	(22,002)
Total	$—	$378	$5,992,000	$(22,002)	$5,992,000	$(21,624)

ProFund VP NASDAQ-100
Common Stocks	$27,981,120	$—	$—	$—	$27,981,120	$—
Repurchase Agreements	—	—	36,183,000	—	36,183,000	—
Futures Contracts	—	19,994	—	—	—	19,994
Swap Agreements	—	—	—	(215,416)	—	(215,416)
Total	$27,981,120	$19,994	$36,183,000	$(215,416)	$64,164,120	$(195,422)

ProFund VP Large-Cap Value
Common Stocks	$26,137,220	$—	$—	$—	$26,137,220	$—
Repurchase Agreements	—	—	118,000	—	118,000	—
Total	$26,137,220	$—	$118,000	$—	$26,255,220	$—

ProFund VP Large-Cap Growth
Common Stocks	$34,196,098	$—	$—	$—	$34,196,098	$—
Repurchase Agreements	—	—	273,000	—	273,000	—
Total	$34,196,098	$—	$273,000	$—	$34,469,098	$—

ProFund VP Mid-Cap Value
Common Stocks	$24,014,763	$—	$—	$—	$24,014,763	$—
Total	$24,014,763	$—	$—	$—	$24,014,763	$—

ProFund VP Mid-Cap Growth
Common Stocks	$30,899,067	$—	$—	$—	$30,899,067	$—
Repurchase Agreements	—	—	55,000	—	55,000	—
Total	$30,899,067	$—	$55,000	$—	$30,954,067	$—

ProFund VP Small-Cap Value
Common Stocks	$25,423,762	$—	$—	$—	$25,423,762	$—
Total	$25,423,762	$—	$—	$—	$25,423,762	$—

ProFund VP Small-Cap Growth
Common Stocks	$30,621,659	$—	$—	$—	$30,621,659	$—
Repurchase Agreements	—	—	2,000	—	2,000	—
Total	$30,621,659	$—	$2,000	$—	$30,623,659	$—

ProFund VP Asia 30
Common Stocks	$36,023,019	$—	$—	$—	$36,023,019	$—
Repurchase Agreements	—	—	12,000	—	12,000	—
Total	$36,023,019	$—	$12,000	$—	$36,035,019	$—

ProFund VP Europe 30
Common Stocks	$26,861,646	$—	$—	$—	$26,861,646	$—
Repurchase Agreements	—	—	6,000	—	6,000	—
Total	$26,861,646	$—	$6,000	$—	$26,867,646	$—

ProFund VP International
Repurchase Agreements	$—	$—	$10,376,000	$—	$10,376,000	$—
Swap Agreements	—	—	—	(219,008)	—	(219,008)
Total	$—	$—	$10,376,000	$(219,008)	$10,376,000	$(219,008)

ProFund VP Emerging Markets
Common Stocks	$13,347,705	$—	$—	$—	$13,347,705	$—
Preferred Stocks	3,993,349	—	—	—	3,993,349	—
Repurchase Agreements	—	—	2,936,000	—	2,936,000	—
Swap Agreements	—	—	—	(17,273)	—	(17,273)
Total	$17,341,054	$—	$2,936,000	$(17,273)	$20,277,054	$(17,273)

ProFund VP Japan
Repurchase Agreements	$—	$—	$5,850,000	$—	$5,850,000	$—
Futures Contracts	—	68,748	—	—	—	68,748
Total	$—	$68,748	$5,850,000	$—	$5,850,000	$68,748

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

ProFund VP UltraBull
Common Stocks	$11,427,519	$—	$—	$—	$11,427,519	$—
Repurchase Agreements	—	—	7,060,000	—	7,060,000	—
Securities Sold Short	—	(3,957)	—	—	—	(3,957)
Futures Contracts	—	788	—	—	—	788
Swap Agreements	—	—	—	(101,154)	—	(101,154)
Total	$11,427,519	$(3,169)	$7,060,000	$(101,154)	$18,487,519	$(104,323)

ProFund VP UltraMid-Cap
Common Stocks	$12,264,432	$—	$—	$—	$12,264,432	$—
Repurchase Agreements	—	—	10,556,000	—	10,556,000	—
Futures Contracts	—	(43,968)	—	—	—	(43,968)
Swap Agreements	—	—	—	(96,544)	—	(96,544)
Total	$12,264,432	$(43,968)	$10,556,000	$(96,544)	$22,820,432	$(140,512)

ProFund VP UltraSmall-Cap
Common Stocks	$10,199,570	$—	$—	$—	$10,199,570	$—
Repurchase Agreements	—	—	8,424,000	—	8,424,000	—
Futures Contracts	—	(21,310)	—	—	—	(21,310)
Swap Agreements	—	—	—	(181,207)	—	(181,207)
Total	$10,199,570	$(21,310)	$8,424,000	$(181,207)	$18,623,570	$(202,517)

ProFund VP UltraNASDAQ-100
Common Stocks	$25,378,225	$—	$—	$—	$25,378,225	$—
Repurchase Agreements	—	—	13,504,000	—	13,504,000	—
Futures Contracts	—	756	—	—	—	756
Swap Agreements	—	—	—	(365,510)	—	(365,510)
Total	$25,378,225	$756	$13,504,000	$(365,510)	$38,882,225	$(364,754)

ProFund VP Bear
Repurchase Agreements	$—	$—	$15,783,000	$—	$15,783,000	$—
Futures Contracts	—	8,257	—	—	—	8,257
Swap Agreements	—	—	—	62,795	—	62,795
Total	$—	$8,257	$15,783,000	$62,795	$15,783,000	$71,052

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$1,504,000	$—	$1,504,000	$—
Futures Contracts	—	5,650	—	—	—	5,650
Swap Agreements	—	—	—	3,796	—	3,796
Total	$—	$5,650	$1,504,000	$3,796	$1,504,000	$9,446

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$4,662,000	$—	$4,662,000	$—
Futures Contracts	—	10,003	—	—	—	10,003
Swap Agreements	—	—	—	31,261	—	31,261
Total	$—	$10,003	$4,662,000	$31,261	$4,662,000	$41,264

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$56,000	$—	$56,000	$—
Swap Agreements	—	—	—	201	—	201
Total	$—	$—	$56,000	$201	$56,000	$201

ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$4,642,000	$—	$4,642,000	$—
Futures Contracts	—	6,428	—	—	—	6,428
Swap Agreements	—	—	—	34,502	—	34,502
Total	$—	$6,428	$4,642,000	$34,502	$4,642,000	$40,930

ProFund VP Short International
Repurchase Agreements	$—	$—	$1,678,000	$—	$1,678,000	$—
Swap Agreements	—	—	—	35,242	—	35,242
Total	$—	$—	$1,678,000	$35,242	$1,678,000	$35,242

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,411,000	$—	$1,411,000	$—
Swap Agreements	—	—	—	8,381	—	8,381
Total	$—	$—	$1,411,000	$8,381	$1,411,000	$8,381

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$345,000	$—	$345,000	$—
Swap Agreements	—	—	—	2,487	—	2,487
Total	$—	$—	$345,000	$2,487	$345,000	$2,487

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$3,120,000	$—	$3,120,000	$—
Futures Contracts	—	4,161	—	—	—	4,161
Swap Agreements	—	—	—	47,435	—	47,435
Total	$—	$4,161	$3,120,000	$47,435	$3,120,000	$51,596

ProFund VP Banks
Common Stocks	$5,073,333	$—	$—	$—	$5,073,333	$—
Swap Agreements	—	—	—	(300)	—	(300)
Total	$5,073,333	$—	$—	$(300)	$5,073,333	$(300)

ProFund VP Basic Materials
Common Stocks	$24,802,811	$—	$—	$—	$24,802,811	$—
Repurchase Agreements	—	—	85,000	—	85,000	—
Total	$24,802,811	$—	$85,000	$—	$24,887,811	$—

ProFund VP Biotechnology
Common Stocks	$14,791,811	$—	$—	$—	$14,791,811	$—
Repurchase Agreements	—	—	255,000	—	255,000	—
Swap Agreements	—	—	—	(852)	—	(852)
Total	$14,791,811	$—	$255,000	$(852)	$15,046,811	$(852)

ProFund VP Consumer Goods
Common Stocks	$16,630,492	$—	$—	$—	$16,630,492	$—
Repurchase Agreements	—	—	5,000	—	5,000	—
Total	$16,630,492	$—	$5,000	$—	$16,635,492	$—

ProFund VP Consumer Services
Common Stocks	$20,635,327	$—	$—	$—	$20,635,327	$—
Repurchase Agreements	—	—	60,000	—	60,000	—
Total	$20,635,327	$—	$60,000	$—	$20,695,327	$—

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

ProFund VP Financials
Common Stocks	$24,565,406	$—	$—	$—	$24,565,406	$—
Total	$24,565,406	$—	$—	$—	$24,565,406	$—

ProFund VP Health Care
Common Stocks	$35,939,712	$—	$—	$—	$35,939,712	$—
Repurchase Agreements	—	—	338,000	—	338,000	—
Total	$35,939,712	$—	$338,000	$—	$36,277,712	$—

ProFund VP Industrials
Common Stocks	$10,739,986	$—	$—	$—	$10,739,986	$—
Total	$10,739,986	$—	$—	$—	$10,739,986	$—

ProFund VP Internet
Common Stocks	$4,703,446	$—	$—	$—	$4,703,446	$—
Repurchase Agreements	—	—	90,000	—	90,000	—
Total	$4,703,446	$—	$90,000	$—	$4,793,446	$—

ProFund VP Oil & Gas
Common Stocks	$57,986,567	$—	$—	$—	$57,986,567	$—
Repurchase Agreements	—	—	200,000	—	200,000	—
Swap Agreements	—	—	—	(642)	—	(642)
Total	$57,986,567	$—	$200,000	$(642)	$58,186,567	$(642)

ProFund VP Pharmaceuticals
Common Stocks	$9,397,542	$—	$—	$—	$9,397,542	$—
Repurchase Agreements	—	—	98,000	—	98,000	—
Swap Agreements	—	—	—	(654)	—	(654)
Total	$9,397,542	$—	$98,000	$(654)	$9,495,542	$(654)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$92,013,000	$—	$92,013,000	$—
Swap Agreements	—	—	—	331,480	—	331,480
Total	$—	$—	$92,013,000	$331,480	$92,013,000	$331,480

ProFund VP Real Estate
Common Stocks	$27,819,274	$—	$—	$—	$27,819,274	$—
Repurchase Agreements	—	—	103,000	—	103,000	—
Total	$27,819,274	$—	$103,000	$—	$27,922,274	$—

ProFund VP Semiconductor
Common Stocks	$866,615	$—	$—	$—	$866,615	$—
Repurchase Agreements	—	—	12,000	—	12,000	—
Swap Agreements	—	—	—	(67)	—	(67)
Total	$866,615	$—	$12,000	$(67)	$878,615	$(67)

ProFund VP Technology
Common Stocks	$16,955,781	$—	$—	$—	$16,955,781	$—
Repurchase Agreements	—	—	30,000	—	30,000	—
Swap Agreements	—	—	—	(78)	—	(78)
Total	$16,955,781	$—	$30,000	$(78)	$16,985,781	$(78)

ProFund VP Telecommunications
Common Stocks	$12,456,799	$—	$—	$—	$12,456,799	$—
Repurchase Agreements	—	—	145,000	—	145,000	—
Swap Agreements	—	—	—	(1,500)	—	(1,500)
Total	$12,456,799	$—	$145,000	$(1,500)	$12,601,799	$(1,500)

ProFund VP Utilities
Common Stocks	$43,330,789	$—	$—	$—	$43,330,789	$—
Total	$43,330,789	$—	$—	$—	$43,330,789	$—

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$23,086,569	$—	$23,086,569	$—
Repurchase Agreements	—	—	36,504,000	—	36,504,000	—
Swap Agreements	—	—	—	(590,077)	—	(590,077)
Total	$—	$—	$59,590,569	$(590,077)	$59,590,569	$(590,077)

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$35,320,000	$—	$35,320,000	$—
Swap Agreements	—	—	—	(1,400,146)	—	(1,400,146)
Total	$—	$—	$35,320,000	$(1,400,146)	$35,320,000	$(1,400,146)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,083,000	$—	$1,083,000	$—
Forward Currency Contracts	—	—	—	13,815	—	13,815
Total	$—	$—	$1,083,000	$13,815	$1,083,000	$13,815

ProFund VP Money Market
Repurchase Agreements	$—	$—	$171,786,000	$—	$171,786,000	$—
Total	$—	$—	$171,786,000	$—	$171,786,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

4.              Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Because a ProFund VP’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either a -2x or 2x multiplier or a -1.25x or 1.25x multiplier, a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2012, the collateral posted for swap agreements by counterparties consisted of U.S. Treasury securities and cash.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

September 30, 2012 (unaudited)

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5.              Federal Income Tax Information

At September 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$75,250,126	$25,022,543	$(8,729,531)	$16,293,012
ProFund VP Mid-Cap	12,721,000	—	—	—
ProFund VP Small-Cap	13,509,551	359,060	(134,859)	224,201
ProFund VP Dow 30	5,992,000	—	—	—
ProFund VP NASDAQ-100	51,520,389	15,799,056	(3,155,325)	12,643,731
ProFund VP Large-Cap Value	27,035,537	7,671,117	(8,451,434)	(780,317)
ProFund VP Large-Cap Growth	25,923,056	11,524,455	(2,978,413)	8,546,042
ProFund VP Mid-Cap Value	21,816,302	6,598,563	(4,400,102)	2,198,461
ProFund VP Mid-Cap Growth	24,011,693	10,425,110	(3,482,736)	6,942,374
ProFund VP Small-Cap Value	24,169,013	6,439,661	(5,184,912)	1,254,749
ProFund VP Small-Cap Growth	24,860,829	9,431,208	(3,668,378)	5,762,830
ProFund VP Asia 30	31,069,867	18,107,276	(13,142,124)	4,965,152
ProFund VP Europe 30	25,626,250	7,799,743	(6,558,347)	1,241,396
ProFund VP International	10,376,000	—	—	—
ProFund VP Emerging Markets	20,108,124	1,964,202	(1,795,272)	168,930
ProFund VP Japan	5,850,000	—	—	—
ProFund VP UltraBull	16,475,965	2,933,550	(921,996)	2,011,554
ProFund VP UltraMid-Cap	19,798,288	4,878,789	(1,856,645)	3,022,144
ProFund VP UltraSmall-Cap	17,397,313	1,630,233	(403,976)	1,226,257
ProFund VP UltraNASDAQ-100	30,277,250	11,512,911	(2,907,936)	8,604,975
ProFund VP Bear	15,783,000	—	—	—
ProFund VP Short Mid-Cap	1,504,000	—	—	—
ProFund VP Short Small-Cap	4,662,000	—	—	—
ProFund VP Short Dow 30	56,000	—	—	—
ProFund VP Short NASDAQ-100	4,642,000	—	—	—
ProFund VP Short International	1,678,000	—	—	—
ProFund VP Short Emerging Markets	1,411,000	—	—	—
ProFund VP UltraShort Dow 30	345,000	—	—	—
ProFund VP UltraShort NASDAQ-100	3,120,000	—	—	—
ProFund VP Banks	6,842,850	1,379,498	(3,149,015)	(1,769,517)
ProFund VP Basic Materials	21,851,324	13,027,494	(9,991,007)	3,036,487
ProFund VP Biotechnology	9,695,910	6,791,211	(1,440,310)	5,350,901
ProFund VP Consumer Goods	11,508,933	7,239,838	(2,113,279)	5,126,559
ProFund VP Consumer Services	15,430,538	6,588,593	(1,323,804)	5,264,789
ProFund VP Financials	26,762,574	10,048,144	(12,245,312)	(2,197,168)
ProFund VP Health Care	26,562,514	14,780,516	(5,065,318)	9,715,198
ProFund VP Industrials	7,550,153	5,111,039	(1,921,206)	3,189,833
ProFund VP Internet	2,591,551	2,699,067	(497,172)	2,201,895
ProFund VP Oil & Gas	29,566,806	35,796,366	(7,176,605)	28,619,761
ProFund VP Pharmaceuticals	7,621,483	3,265,616	(1,391,557)	1,874,059
ProFund VP Precious Metals	92,013,000	—	—	—
ProFund VP Real Estate	21,793,715	9,912,947	(3,784,388)	6,128,559
ProFund VP Semiconductor	842,589	470,404	(434,378)	36,026
ProFund VP Technology	10,875,538	9,016,747	(2,906,504)	6,110,243
ProFund VP Telecommunications	10,693,818	3,606,971	(1,698,990)	1,907,981
ProFund VP Utilities	31,139,696	16,900,041	(4,708,948)	12,191,093
ProFund VP U.S. Government Plus	59,857,250	—	(266,681)	(266,681)
ProFund VP Rising Rates Opportunity	35,320,000	—	—	—
ProFund VP Falling U.S. Dollar	1,083,000	—	—	—
ProFund VP Money Market	171,786,000	—	—	—

6.              Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	November 19, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 19, 2012

* Print the name and title of each signing officer under his or her signature.